UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

245 Summer St. Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate Income
Fund - Institutional Class

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Real Estate Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.06%
Actual		$ 1,000.00	$ 1,018.40	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.07%
Actual		$ 1,000.00	$ 1,018.10	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class C	1.79%
Actual		$ 1,000.00	$ 1,014.00	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,016.18	$ 9.10
Real Estate Income	.83%
Actual		$ 1,000.00	$ 1,019.70	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,020.00	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Financial, Inc.	3.0	2.5
Equity Lifestyle Properties, Inc.	2.7	2.1
Acadia Realty Trust (SBI)	2.2	1.6
Ventas, Inc.	1.7	1.5
Mid-America Apartment Communities, Inc.	1.1	0.9
	10.7
Top 5 Bonds as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
iStar Financial, Inc. 5.875% 3/15/16	1.0	0.9
Standard Pacific Corp. 8.375% 5/15/18	0.9	0.8
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17	0.9	0.9
Annaly Capital Management, Inc. 5% 5/15/15	0.9	0.8
M/I Homes, Inc. 8.625% 11/15/18	0.8	0.7
	4.5
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	16.0	15.3
REITs - Management/Investment	8.9	8.9
REITs - Shopping Centers	6.1	5.3
REITs - Health Care Facilities	6.1	6.2
REITs - Apartments	5.0	5.1
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Common Stocks 31.6%		Common Stocks 32.7%
	Preferred Stocks 14.5%		Preferred Stocks 12.8%
	Bonds 34.3%		Bonds 33.2%
	Convertible Securities 4.0%		Convertible Securities 3.8%
	Other Investments 8.6%		Other Investments 11.0%
	Short-Term Investments and Net Other Assets (Liabilities) 7.0%		Short-Term Investments and Net Other Assets (Liabilities) 6.5%
* Foreign investments	3.2%	** Foreign investments	3.4%

Semiannual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Common Stocks - 31.6%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	$ 7,125,103
FINANCIALS - 30.7%
Capital Markets - 0.3%
Ellington Financial LLC	519,500	12,296,565
Real Estate Investment Trusts - 29.7%
Acadia Realty Trust (SBI) (g)	3,085,149	78,517,042
AG Mortgage Investment Trust, Inc.	628,800	10,431,792
American Residential Properties, Inc. (f)	314,046	5,809,851
American Tower Corp.	184,300	14,906,184
Anworth Mortgage Asset Corp.	1,420,710	6,663,130
Apartment Investment & Management Co. Class A	1,317,300	36,844,881
Arbor Realty Trust, Inc. (g)	2,855,075	19,614,365
Associated Estates Realty Corp.	447,708	7,149,897
AvalonBay Communities, Inc.	227,000	28,034,500
BioMed Realty Trust, Inc.	1,166,500	22,758,415
Blackstone Mortgage Trust, Inc.	75,200	2,110,112
Boardwalk (REIT)	126,200	6,628,687
Canadian (REIT)	131,600	5,024,136
CBL & Associates Properties, Inc.	2,224,773	37,798,893
Cedar Shopping Centers, Inc.	1,208,910	7,628,222
Chambers Street Properties (f)	786,493	6,087,456
Chartwell Retirement Residence	459,700	4,395,785
Chartwell Retirement Residence (h)	78,500	750,640
CYS Investments, Inc.	2,004,739	15,877,533
Douglas Emmett, Inc.	829,400	21,091,642
DuPont Fabros Technology, Inc.	110,400	2,869,296
Dynex Capital, Inc.	1,989,943	16,038,941
EastGroup Properties, Inc.	181,500	10,770,210
Ellington Residential Mortgage REIT	260,000	4,204,200
Equity Lifestyle Properties, Inc.	2,451,560	96,370,824
Equity Residential (SBI)	346,100	19,167,018
Excel Trust, Inc.	1,365,628	15,581,815
Extra Space Storage, Inc.	210,300	9,602,298
First Potomac Realty Trust	1,381,615	18,043,892
Glimcher Realty Trust	869,300	7,441,208
H&R REIT/H&R Finance Trust	284,100	5,395,030
Hatteras Financial Corp.	525,200	9,422,088
Highwoods Properties, Inc. (SBI)	245,000	9,099,300
Lexington Corporate Properties Trust	3,229,689	34,912,938
Liberty Property Trust (SBI)	122,600	4,462,640
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	444,013	$ 16,850,293
MFA Financial, Inc.	14,796,493	107,866,417
Mid-America Apartment Communities, Inc.	623,700	40,253,598
Monmouth Real Estate Investment Corp. Class A	707,690	6,539,056
National Retail Properties, Inc.	173,700	5,766,840
Newcastle Investment Corp.	2,318,100	12,610,464
NorthStar Realty Finance Corp. (f)	410,200	5,984,818
Piedmont Office Realty Trust, Inc. Class A	719,200	11,989,064
Prologis, Inc.	876,287	33,964,884
Redwood Trust, Inc. (f)	766,700	14,337,290
Retail Properties America, Inc.	463,550	6,114,225
Select Income (REIT)	416,600	11,498,160
Senior Housing Properties Trust (SBI)	911,300	20,522,476
Simon Property Group, Inc.	166,900	25,842,796
Stag Industrial, Inc.	611,469	13,122,125
Summit Hotel Properties, Inc.	403,700	3,596,967
Terreno Realty Corp. (g)	1,270,164	21,935,732
Two Harbors Investment Corp.	1,644,280	16,163,272
Ventas, Inc.	978,446	61,045,246
Washington REIT (SBI)	426,700	9,942,110
Weyerhaeuser Co.	635,300	18,982,764
WP Carey, Inc.	121,800	7,195,944
		1,073,629,402
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A (f)	257,600	9,783,596
Kennedy-Wilson Holdings, Inc.	664,021	15,949,784
		25,733,380
TOTAL FINANCIALS		1,111,659,347
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc. (a)	251,900	6,917,174
Emeritus Corp. (a)	733,074	16,164,282
		23,081,456
TOTAL COMMON STOCKS (Cost $1,066,641,469)		1,141,865,906
Preferred Stocks - 15.6%
	Shares	Value
Convertible Preferred Stocks - 1.1%
FINANCIALS - 1.1%
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	$ 2,493,750
CommonWealth REIT 6.50%	396,216	8,597,887
Excel Trust, Inc. 7.00% (h)	248,200	5,974,174
Health Care REIT, Inc. Series I, 6.50%	46,800	2,549,140
Lexington Corporate Properties Trust Series C, 6.50%	391,173	17,888,341
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,351,600
Weyerhaeuser Co. Series A, 6.375%	20,000	1,072,500
		40,927,392
Nonconvertible Preferred Stocks - 14.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	157,952	4,084,639
FINANCIALS - 14.4%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	3,938,717
Real Estate Investment Trusts - 14.2%
AG Mortgage Investment Trust, Inc. 8.00%	324,817	7,262,908
American Capital Agency Corp. 8.00%	200,000	5,102,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
American Homes 4 Rent:
Series A, 5.00%	190,000	4,651,200
Series B, 5.00%	120,000	2,946,000
American Realty Capital Properties, Inc. Series F, 6.70%	164,000	3,509,600
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,394,084
Series C, 7.625%	77,837	1,790,251
Series D, 7.50%	213,116	4,850,520
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,647,861
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,400,031
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,364,700
Arbor Realty Trust, Inc.:
Series A, 8.25% (g)	189,089	4,731,007
Series B, 7.75% (g)	240,000	5,577,600
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,363,486
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	$ 1,177,820
Series E, 9.00%	85,751	2,230,384
Boston Properties, Inc. 5.25%	10,915	222,884
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,210,775
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,855,377
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	6,977,315
Series E, 6.625%	95,000	2,128,950
Cedar Shopping Centers, Inc. Series B, 7.25%	399,750	9,198,248
CenterPoint Properties Trust Series D, 5.377%	3,575	2,359,500
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,656,885
Colony Financial, Inc. Series A, 8.50%	282,171	7,150,213
CommonWealth REIT:
7.50%	93,300	1,940,640
Series E, 7.25%	518,646	11,736,959
Coresite Realty Corp. Series A, 7.25%	258,224	5,985,632
Corporate Office Properties Trust Series L, 7.375%	80,000	1,953,600
CubeSmart Series A, 7.75%	40,000	1,030,000
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,550,890
Series B, 7.50%	311,567	6,511,750
DDR Corp.:
Series J, 6.50%	237,721	5,336,836
Series K, 6.25%	228,888	4,930,248
Digital Realty Trust, Inc.:
Series E, 7.00%	105,411	2,448,698
Series G, 5.875%	145,444	2,750,346
Duke Realty LP Series L, 6.60%	10,666	254,917
DuPont Fabros Technology, Inc. Series B, 7.625%	331,202	7,948,848
Dynex Capital, Inc.:
Series A, 8.50%	362,932	8,797,472
Series B, 7.625%	252,120	5,551,682
Equity Lifestyle Properties, Inc. Series C, 6.75%	924,148	21,430,992
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,026,000
Excel Trust, Inc. Series B, 8.125%	400,000	10,264,000
First Potomac Realty Trust 7.75%	415,296	10,552,671
Five Oaks Investment Corp. Series A, 8.75%	60,000	1,488,000
General Growth Properties, Inc. Series A, 6.375%	81,868	1,750,338
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Gladstone Commercial Corp. Series C, 7.125%	232,238	$ 5,929,036
Glimcher Realty Trust:
6.875%	256,115	5,621,724
Series G, 8.125%	109,192	2,745,087
Series H, 7.50%	198,527	4,730,898
Hatteras Financial Corp. Series A, 7.625%	197,288	4,409,387
Health Care REIT, Inc. Series J, 6.50%	20,000	473,000
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,071,577
Series C, 6.875%	50,000	1,145,500
Hospitality Properties Trust Series D, 7.125%	40,800	982,464
Hudson Pacific Properties, Inc. 8.375%	394,069	10,190,624
Inland Real Estate Corp. Series A, 8.125%	423,500	10,883,950
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,653,336
Investors Real Estate Trust Series B, 7.95%	126,572	3,241,509
iStar Financial, Inc.:
Series E, 7.875%	188,696	4,490,965
Series F, 7.80%	367,813	8,621,537
Kilroy Realty Corp.:
Series G, 6.875%	40,000	924,800
Series H, 6.375%	81,796	1,744,709
Kite Realty Group Trust 8.25%	96,100	2,441,901
LaSalle Hotel Properties:
Series G, 7.25%	42,026	1,029,637
Series H, 7.50%	126,308	3,210,749
Series I, 6.375%	192,698	4,143,007
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,829,000
Series B, 7.625%	31,240	596,996
MFA Financial, Inc.:
8.00%	538,930	14,033,737
Series B, 7.50%	567,024	12,361,123
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,001,600
Series B, 7.875%	95,000	2,384,500
National Retail Properties, Inc.:
5.70%	82,104	1,658,501
Series D, 6.625%	144,233	3,395,245
New York Mortgage Trust, Inc. Series B, 7.75%	171,101	3,562,323
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	$ 5,446,334
Series C, 8.875%	275,338	6,952,285
Series D, 8.50%	161,601	3,952,760
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,526,600
Series B, 8.00%	185,085	4,706,712
Series C, 6.50%	178,160	3,748,486
Pennsylvania (REIT) 7.375%	100,510	2,422,291
Prologis, Inc. Series Q, 8.54%	94,446	5,290,865
PS Business Parks, Inc. Series R, 6.875%	50,000	1,234,500
Regency Centers Corp. Series 6, 6.625%	62,261	1,469,982
Retail Properties America, Inc. 7.00%	291,498	6,552,875
Sabra Health Care REIT, Inc. Series A, 7.125%	200,000	4,950,000
Saul Centers, Inc.:
Series A, 8.00%	38,072	967,790
Series C, 6.875%	315,478	7,382,185
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,456,400
Series B, 6.625%	80,000	1,836,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	92,323	2,252,681
Series B, 8.25%	80,000	1,933,600
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,683,994
Series B, 7.875%	190,173	4,720,094
Series C, 7.125%	153,212	3,399,774
Sun Communities, Inc. Series A, 7.125%	360,000	8,622,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	117,623	2,975,862
Taubman Centers, Inc. Series K, 6.25%	96,120	2,094,455
Terreno Realty Corp. Series A, 7.75% (g)	213,690	5,419,178
UMH Properties, Inc. Series A, 8.25%	600,000	15,282,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	4,914,000
Vornado Realty LP 7.875%	54,682	1,429,934
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,183,059
Winthrop Realty Trust:
7.75%	540,000	13,678,200
Series D, 9.25%	65,000	1,727,050
		510,720,510
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Kennedy-Wilson, Inc. 7.75%	141,574	$ 3,567,665
TOTAL FINANCIALS		518,226,892
TOTAL NONCONVERTIBLE PREFERRED STOCKS		522,311,531
TOTAL PREFERRED STOCKS (Cost $582,100,999)		563,238,923
Corporate Bonds - 20.5%
		Principal Amount (e)
Convertible Bonds - 2.9%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,419,800
FINANCIALS - 2.8%
Consumer Finance - 0.1%
Zais Financial Partners LP 8% 11/15/16 (h)		2,000,000	2,013,750
Diversified Financial Services - 0.4%
IAS Operating Partnership LP 5% 3/15/18 (h)		16,990,000	16,151,119
Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	32,043,543
Ares Commercial Real Estate Corp. 7% 12/15/15		14,700,000	15,030,750
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18		5,750,000	6,228,400
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		1,000,000	1,000,000
Colony Financial, Inc.:
3.875% 1/15/21		3,250,000	3,256,094
5% 4/15/23		9,000,000	9,465,300
PennyMac Corp. 5.375% 5/1/20 (h)		4,000,000	3,877,500
RAIT Financial Trust 4% 10/1/33		2,000,000	1,962,500
Redwood Trust, Inc. 4.625% 4/15/18		8,500,000	8,723,550
			81,587,637
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 3.625% 8/15/20 (h)		$ 1,000,000	$ 1,016,875
Grubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	11,000
			1,027,875
TOTAL FINANCIALS			100,780,381
TOTAL CONVERTIBLE BONDS			105,200,181
Nonconvertible Bonds - 17.6%
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.8%
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	1,955,000
6.75% 6/1/19		5,875,000	6,315,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		4,000,000	4,140,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,668,750
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		2,000,000	1,965,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,522,092	10,963,039
			30,007,414
Household Durables - 5.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,500,000	10,395,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		1,000,000	1,005,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,691,713
D.R. Horton, Inc.:
4.75% 5/15/17		2,000,000	2,120,000
5.75% 8/15/23		2,510,000	2,585,300
KB Home:
8% 3/15/20		8,465,000	9,417,313
9.1% 9/15/17		8,115,000	9,524,981
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,513,100
5.6% 5/31/15		6,000,000	6,312,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.: - continued
6.5% 4/15/16		$ 4,000,000	$ 4,350,000
6.95% 6/1/18		14,280,000	15,993,600
M.D.C. Holdings, Inc. 5.5% 1/15/24		500,000	504,384
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,269,675
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,051,750
7.15% 4/15/20		7,060,000	7,713,050
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,659,963
8.4% 5/15/17		5,420,000	6,260,100
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,250,000
8.375% 5/15/18		28,983,000	33,982,568
10.75% 9/15/16		8,415,000	10,203,188
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,619,750
William Lyon Homes, Inc.:
8.5% 11/15/20		13,595,000	14,682,600
8.5% 11/15/20 (h)		1,955,000	2,111,400
			188,216,435
TOTAL CONSUMER DISCRETIONARY			218,223,849
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		759,804	854,780
FINANCIALS - 10.6%
Diversified Financial Services - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	5,052,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22 (h)		3,680,000	3,647,800
6% 8/1/20 (h)		3,000,000	3,108,750
6% 8/1/20		3,000,000	3,093,750
			14,902,488
Real Estate Investment Trusts - 7.6%
American Tower Corp. 3.4% 2/15/19		1,000,000	1,034,044
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust 5% 6/15/15		$ 1,100,000	$ 1,159,763
CBL & Associates LP 5.25% 12/1/23		1,000,000	1,031,153
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,755,333
6.25% 6/15/14		8,355,000	8,514,071
CubeSmart LP 4.8% 7/15/22		2,000,000	2,099,572
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,213,788
7.5% 4/1/17		6,000,000	6,984,114
7.5% 7/15/18		8,756,000	10,467,816
7.875% 9/1/20		4,637,000	5,771,906
9.625% 3/15/16		3,836,000	4,474,909
DuPont Fabros Technology LP 5.875% 9/15/21		1,000,000	1,037,500
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,749,127
6.25% 1/15/17		3,000,000	3,351,852
Equity Residential 5.125% 3/15/16		7,201,000	7,819,681
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,342,025
6% 3/1/15		1,000,000	1,055,717
6% 1/30/17		2,383,000	2,686,089
7.072% 6/8/15		1,500,000	1,616,607
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,096,801
4.125% 4/1/19		2,000,000	2,129,286
6.2% 6/1/16		2,750,000	3,067,180
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	3,814,336
5.75% 1/15/21		3,095,000	3,393,110
6.5% 1/17/17		2,875,000	3,230,626
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,512,353
5.85% 3/15/17		2,800,000	3,102,921
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,293,958
5.625% 3/15/17		915,000	996,334
7.875% 8/15/14		1,000,000	1,001,994
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,025,516
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.25% 8/15/16		$ 9,675,000	$ 10,294,655
6.25% 6/15/17		1,055,000	1,133,890
6.65% 1/15/18		4,246,000	4,658,749
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,926,375
5.85% 3/15/17		3,587,000	3,838,090
5.875% 3/15/16		34,260,000	36,658,200
6.05% 4/15/15		14,630,000	15,361,500
7.125% 2/15/18		5,725,000	6,397,688
9% 6/1/17		9,175,000	10,780,625
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,727,325
6.875% 5/1/21		2,000,000	2,130,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	1,871,158
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	6,052,504
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,284,200
7.5% 2/15/20		1,000,000	1,077,500
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,150,000
Prologis LP:
6.625% 5/15/18		6,480,000	7,611,900
7.625% 7/1/17		4,690,000	5,357,593
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,371,168
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,210,200
6.75% 4/15/20		13,624,000	15,449,820
6.75% 12/15/21		8,000,000	9,036,848
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		1,000,000	1,039,444
5.25% 1/15/16		4,000,000	4,306,272
			272,555,186
Real Estate Management & Development - 2.6%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,090,372
Brandywine Operating Partnership LP 7.5% 5/15/15		1,000,000	1,081,074
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc.:
5% 3/15/23		$ 6,020,000	$ 5,756,625
6.625% 10/15/20		1,205,000	1,290,856
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,640,125
ERP Operating LP 5.25% 9/15/14		4,815,000	4,950,692
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,139,956
Howard Hughes Corp. 6.875% 10/1/21 (h)		7,715,000	8,042,888
Kennedy-Wilson, Inc. 8.75% 4/1/19		20,410,000	22,195,875
Mid-America Apartments LP:
6.05% 9/1/16 (h)		2,500,000	2,765,765
6.25% 6/15/14 (h)		3,094,000	3,155,605
Realogy Corp. 7.875% 2/15/19 (h)		7,085,000	7,722,650
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,778,264
5.875% 6/15/17		400,000	446,955
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	2,911,527
3.125% 11/30/15		13,807,000	14,362,235
4% 4/30/19		2,262,000	2,406,820
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,185,289
			93,923,573
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		364,654	692,843
TOTAL FINANCIALS			382,074,090
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		1,370,000	1,404,250
7.75% 2/15/19		10,410,000	11,190,750
			12,595,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		$ 2,795,000	$ 2,725,125
5.5% 2/1/21		7,425,000	7,536,375
			10,261,500
TOTAL HEALTH CARE			22,856,500
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		4,235,000	3,959,725
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,202,500
TOTAL INDUSTRIALS			7,162,225
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,000,000	3,097,500
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	3,965,000
TOTAL NONCONVERTIBLE BONDS			638,233,944
TOTAL CORPORATE BONDS (Cost $697,999,846)			743,434,125
Asset-Backed Securities - 3.2%

Capital Trust RE CDO Ltd.:
Series 2005-1A Class D, 1.657% 3/20/50 (h)(i)		2,250,000	95,625
Series 2005-3A Class A2, 5.16% 6/25/35 (h)		264,431	264,431
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4904% 1/20/37 (h)(i)		357,183	339,324
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		956,538	946,973
Asset-Backed Securities - continued
		Principal Amount (e)	Value
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (h)(i)		$ 3,497,294	$ 3,374,889
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33 (i)		500,000	429,076
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		556,208	339,565
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		582,049	585,425
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		8,802,183	8,552,351
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6026% 11/28/39 (h)(i)		598,811	17,964
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,699,280
Series 1997-3 Class M1, 7.53% 3/15/28		7,126,308	5,925,070
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.658% 6/25/35 (i)(k)		483,868	10,762
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.708% 8/26/30 (h)(i)		735,000	718,830
Class E, 2.158% 8/26/30 (h)(i)		1,420,000	954,950
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		3,000,000	2,969,838
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,044,685	506,672
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33 (i)		1,923,000	2,049,803
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.418% 2/25/47 (h)(i)		5,391,235	5,291,497
Class A2, 0.448% 2/25/47 (h)(i)		21,240,000	19,997,460
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	773,990
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		1,508,636	1,522,450
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8878% 2/5/36 (h)(i)		3,748,294	375
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7459% 9/25/26 (h)(i)		2,000,000	1,375,000
Series 2006-1A:
Class A1A, 0.5059% 9/25/26 (h)(i)		741,277	739,795
Class A1B, 0.5759% 9/25/26 (h)(i)		22,506,000	22,055,880
Class A2B, 0.5559% 9/25/26 (h)(i)		394,075	390,922
Class B, 0.6059% 9/25/26 (h)(i)		3,450,000	3,355,125
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A: - continued
Class C, 0.7759% 9/25/26 (h)(i)		$ 7,030,000	$ 6,801,525
Class D, 0.8759% 9/25/26 (h)(i)		2,080,000	1,955,200
Class E, 0.9759% 9/25/26 (h)(i)		2,780,000	2,592,350
Class F, 1.3959% 9/25/26 (h)(i)		3,483,000	3,195,653
Class G, 1.5959% 9/25/26 (h)(i)		1,599,000	1,461,166
Class H, 1.8959% 9/25/26 (h)(i)		1,535,000	1,398,846
Class J, 2.9959% 9/25/26 (h)(i)		1,500,000	1,380,000
Class K, 3.4959% 9/25/26 (h)(i)		2,475,000	2,208,938
Class L, 4.2459% 9/25/26 (h)(i)		1,500,000	1,357,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5591% 11/21/40 (h)(i)		7,481,136	6,957,457
Class F, 2.1891% 11/21/40 (h)(i)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $114,563,877)			114,641,957
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.34% 6/15/22 (h)(i)		733,704	726,367
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		42,378	1,589
Series 2002-R2 Class 2B3, 3.6513% 7/25/33 (h)(i)		189,945	76,333
Series 2003-40 Class B3, 4.5% 10/25/18 (h)		33,321	1,497
Series 2003-R3 Class B2, 5.5% 11/25/33 (h)		1,161,999	141,872
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(i)		76,089	7,145
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3581% 12/25/46 (h)(i)		4,500,000	4,871,462
Series 2010-K7 Class B, 5.4355% 4/25/20 (h)(i)		3,200,000	3,480,656
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,638,628	1,731,910
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.111% 7/10/35 (h)(i)		181,763	192,622
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		18,829	16,675
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.661% 12/10/35 (h)(i)		189,090	57,908
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-A Class B7, 4.411% 2/10/36 (h)(i)		$ 200,695	$ 82,924
Series 2004-B Class B7, 4.161% 2/10/36 (h)(i)		248,943	93,398
TOTAL PRIVATE SPONSOR			11,482,358
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		127,400	54,982
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1457% 2/25/42 (h)(i)		90,651	49,412
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.6738% 12/25/42 (i)(k)		197,185	46,241
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.0928% 6/25/43 (h)(i)		132,346	55,746
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.1237% 10/25/42 (h)(i)		58,076	31,057
TOTAL U.S. GOVERNMENT AGENCY			237,438
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,325,360)			11,719,796
Commercial Mortgage Securities - 13.2%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (k)		2,464,147	2,445,186
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,274,055
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.2895% 11/10/42 (i)		3,580,000	3,735,197
Series 2005-5 Class D, 5.223% 10/10/45 (i)		4,000,000	4,062,524
Series 2005-6 Class AJ, 5.1841% 9/10/47 (i)		5,000,000	5,307,780
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.16% 3/15/22 (h)(i)		760,684	573,335
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.66% 8/15/17 (h)(i)		4,900,000	5,033,770
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.439% 3/11/39 (i)		5,700,000	5,942,735
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5794% 4/12/38 (h)(i)		2,520,000	2,682,512
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.91% 8/15/26 (h)(i)		2,500,000	2,502,370
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1076% 9/10/46 (h)(i)		$ 2,750,000	$ 2,523,925
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		4,300,000	3,129,153
Series 2012-CR5 Class D, 4.3351% 12/10/45 (h)(i)		2,000,000	1,908,480
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,825,789
Series 2013-CR12 Class D, 5.086% 10/10/46 (h)(i)		1,500,000	1,369,271
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		2,000,000	1,724,774
Series 2013-LC6 Class D, 4.2901% 1/10/46 (h)(i)		2,000,000	1,782,110
COMM Mortgage Trust pass-thru certificates floater Series 2006-FL12:
Class AJ, 0.29% 12/15/20 (h)(i)		1,949,031	1,926,584
Class B, 0.33% 12/15/20 (h)(i)		2,599,623	2,563,993
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,789,999	2,698,484
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,250,595
Series 2012-CR1:
Class C, 5.3677% 5/15/45 (i)		1,000,000	1,059,763
Class D, 5.3677% 5/15/45 (h)(i)		5,550,000	5,454,218
Series 2012-CR2:
Class D, 4.8579% 8/15/45 (h)(i)		4,500,000	4,446,531
Class E, 4.8579% 8/15/45 (h)(i)		6,000,000	5,670,510
Series 2012-LC4:
Class C, 5.6478% 12/10/44 (i)		2,000,000	2,161,368
Class D, 5.6478% 12/10/44 (h)(i)		8,000,000	7,877,024
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,696,183	1,812,732
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		2,375,180	2,462,744
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5571% 11/10/46 (h)(i)		12,490,000	12,927,425
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		358,081	357,755
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1722% 6/10/31 (h)(i)		91,642	91,620
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		500,000	490,161
Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		3,700,694	3,801,018
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (i)(j)		12,206,096	1,758,398
Series K012 Class X3, 2.2879% 1/25/41 (i)(j)		21,072,886	2,713,872
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac: - continued
pass-thru certificates: - continued
Series K013 Class X3, 2.7902% 1/25/43 (i)(j)		$ 14,360,000	$ 2,289,530
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,520,886
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		723,928	725,376
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		794,827	873,652
Series 1999-C3 Class J, 6.974% 8/15/36 (h)		1,500,000	1,532,558
Series 2000-C1 Class K, 7% 3/15/33		31,530	32,152
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 5.9793% 8/10/43 (h)(i)		4,000,000	4,307,100
Class E, 4% 8/10/43 (h)		3,770,000	3,207,346
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.225% 12/10/43 (h)(i)		3,000,000	3,060,978
Series 2011-GC5:
Class C, 5.3074% 8/10/44 (h)(i)		9,000,000	9,663,597
Class D, 5.3074% 8/10/44 (h)(i)		4,000,000	3,994,952
Series 2012-GC6 Class C, 5.638% 1/10/45 (h)(i)		3,600,000	3,895,621
Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (i)		6,500,000	7,017,280
Class D, 5.7227% 5/10/45 (h)(i)		2,000,000	2,001,818
Series 2013-GC16 Class D, 5.323% 11/10/46 (h)(i)		3,250,000	2,997,515
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 5.2216% 11/5/30 (h)(i)		3,000,000	3,039,243
Invitation Homes Trust floater Series 2013-SFR1:
Class E, 2.814% 12/17/30 (h)(i)		1,500,000	1,504,728
Class F, 3.814% 12/17/30 (h)(i)		1,750,000	1,758,530
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.16% 4/15/18 (h)(i)		2,225,379	2,250,202
Series 2013-JWRZ Class E, 3.9% 4/15/30 (h)(i)		3,400,000	3,389,136
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 6.0065% 1/12/37 (h)(i)		1,000,000	1,013,648
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(i)		3,000,000	3,608,499
Class D, 7.4453% 12/5/27 (h)(i)		9,550,000	10,784,681
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,458,966
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (h)(i)		4,500,000	4,936,244
Class XB, 0.9305% 8/5/32 (h)(i)(j)		32,655,000	1,430,704
Series 2012-CBX Class C, 5.1867% 6/16/45 (i)		4,530,000	4,700,225
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1375% 9/15/18 (h)(i)		$ 1,000,000	$ 1,005,841
Series 2013-INN Class E, 4.41% 10/15/30 (h)(i)		2,000,000	2,002,131
Series 2014-FBLU Class E, 3.665% 12/15/28 (i)		2,000,000	2,002,542
Series 2005-LDP5 Class AJ, 5.3211% 12/15/44 (i)		3,470,000	3,674,177
Series 2011-C5 Class C, 5.3144% 8/15/46 (h)(i)		6,525,375	7,002,158
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11 Class D, 4.2427% 4/15/46 (i)		3,750,000	3,286,800
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		93,196	93,402
Class H, 6% 7/15/31 (h)		1,424,589	911,740
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		485,459	490,596
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,062,167
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,895,915
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		8,000,000	8,452,856
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,209,196
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,234,637
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,060,432
Series 2006-C4:
Class AJ, 5.878% 6/15/38 (i)		7,005,000	7,418,946
Class AM, 5.878% 6/15/38 (i)		6,700,000	7,369,183
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.06% 6/15/22 (h)(i)		903,630	901,604
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3966% 6/25/43 (h)(i)		6,165,000	6,307,431
Class D, 5.3966% 6/25/43 (h)(i)		4,699,000	4,707,743
Mach One Trust LLC Series 2004-1A Class H, 6.2765% 5/28/40 (h)(i)		2,840,000	2,931,448
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	579,482
Class G, 4.384% 7/12/37	CAD	355,000	285,919
Class H, 4.384% 7/12/37	CAD	236,000	187,580
Class J, 4.384% 7/12/37	CAD	355,000	278,479
Class K, 4.384% 7/12/37	CAD	355,000	274,859
Class L, 4.384% 7/12/37	CAD	236,000	180,360
Class M, 4.384% 7/12/37	CAD	995,000	716,478
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		$ 700,736	$ 350,368
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6764% 5/12/39 (i)		1,200,000	1,303,997
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		158,510	158,510
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		8,249,838	7,754,847
Series 2004-C1 Class IO, 8.5904% 1/15/37 (h)(i)(j)		757,945	32,213
Morgan Stanley BAML Trust:
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		3,250,000	2,928,097
Series 2013-C13 Class D, 4.8964% 11/15/46 (h)(i)		2,500,000	2,244,578
Series 2013-C7 Class E, 4.3038% 2/15/46 (h)(i)		1,000,000	807,020
Series 2013-C9 Class D, 4.1604% 5/15/46 (h)(i)		5,000,000	4,321,420
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	9,027,347
Series 2012-C4 Class E, 5.5254% 3/15/45 (h)(i)		5,630,000	5,646,310
Series 1997-RR Class F, 7.4283% 4/30/39 (h)(i)		886,427	886,427
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,640,970	2,063,081
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,064,324
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,626,748
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,162,715
Series 2011-C1 Class C, 5.2519% 9/15/47 (h)(i)		4,000,000	4,359,296
Series 2011-C2:
Class D, 5.3058% 6/15/44 (h)(i)		4,610,000	4,801,702
Class E, 5.3058% 6/15/44 (h)(i)		9,600,000	9,868,493
Class F, 5.3058% 6/15/44 (h)(i)		4,440,000	4,002,829
Class XB, 0.4596% 6/15/44 (h)(i)(j)		63,708,222	2,052,870
Series 2011-C3:
Class C, 5.1765% 7/15/49 (h)(i)		2,000,000	2,119,242
Class D, 5.1765% 7/15/49 (h)(i)		7,400,000	7,603,803
Series 2012-C4 Class D, 5.5254% 3/15/45 (h)(i)		6,310,000	6,543,085
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		4,081,874	5,092,955
RBSCF Trust Series 2010-MB1 Class D, 4.686% 4/15/24 (h)(i)		9,049,000	9,348,965
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(i)		23,452	23,451
SCG Trust Series 2013-SRP1 Class D, 3.5105% 11/15/26 (h)(i)		1,000,000	965,467
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5649% 8/15/39 (i)		2,080,000	2,215,780
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		$ 10,630,000	$ 10,861,298
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.735% 7/15/24 (h)(i)		1,200,000	1,080,000
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		3,043,674	3,039,193
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(i)		3,000,000	3,418,389
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,870,429
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,997,658
Series 2004-C11:
Class D, 5.3772% 1/15/41 (i)		5,177,000	5,283,367
Class E, 5.4272% 1/15/41 (i)		3,785,000	3,853,618
Series 2004-C12 Class D, 5.2885% 7/15/41 (i)		2,750,000	2,782,590
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,234,181
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7789% 10/15/45 (h)(i)		9,999,000	9,450,165
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,245,455
Class D, 5.5481% 3/15/44 (h)(i)		1,000,000	1,029,096
Class E, 5% 3/15/44 (h)		3,000,000	2,674,524
Series 2011-C5 Class F, 5.25% 11/15/44 (h)(i)		3,000,000	2,702,016
Series 2012-C10 Class E, 4.4601% 12/15/45 (h)(i)		4,090,000	3,271,538
Series 2012-C7 Class D, 4.8477% 6/15/45 (h)(i)		2,380,000	2,369,785
Series 2013-C11:
Class D, 4.1841% 3/15/45 (h)(i)		5,830,000	5,118,501
Class E, 4.1841% 3/15/45 (h)(i)		4,780,000	3,803,303
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,462,248
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $436,709,785)			477,790,324
Bank Loan Obligations - 8.6%

CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		11,500,000	11,615,000
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (i)		2,760,267	2,760,267
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)		$ 1,795,000	$ 1,817,438
Cooper Hotel Group REL 12% 11/6/17		13,321,478	13,987,552
Extended Stay America, Inc. REL 9.625% 12/1/19		2,365,741	2,431,981
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		510,000	521,475
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (i)		9,457,895	9,517,007
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (i)		7,990,026	8,049,951
Tranche B, term loan 11.375% 7/6/14 (i)		5,992,520	6,037,464
Tranche D, term loan 14.9% 7/6/14 (i)		12,000,000	12,150,000
			68,888,135
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		3,517,325	3,407,409
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (i)		5,301,450	5,361,091
TOTAL CONSUMER DISCRETIONARY			77,656,635
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 1LN, term loan 4.25% 3/21/16 (i)		5,149,125	5,187,743
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,200,000	7,362,000
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,826,675
			16,188,675
FINANCIALS - 4.1%
Diversified Financial Services - 1.4%
Blackstone REL 10% 10/1/17		17,414,871	17,763,169
BRE Select Hotels Corp. REL 5.91% 5/9/18 (i)		12,235,818	12,345,940
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		5,417,775	5,424,547
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (i)		7,171,905	7,235,018
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Pilot Travel Centers LLC: - continued
Tranche B, term loan 3.75% 3/30/18 (i)		$ 6,616,664	$ 6,641,808
SBA Senior Finance, Inc. Tranche B, term loan 3.75% 6/30/18 (i)		1,083,174	1,087,236
			50,497,718
Real Estate Investment Trusts - 1.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)		32,355,790	32,477,124
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/10/20 (i)		5,303,205	5,306,520
			37,783,644
Real Estate Management & Development - 1.6%
CBRE Group, Inc. Tranche B, term loan 2.9202% 3/28/21 (i)		4,491,063	4,496,676
CityCenter REL 8.75% 7/12/14 (i)		3,307,347	3,307,347
Equity Inns Reality LLC:
Tranche A, term loan 11% 11/4/14 (i)		8,734,898	8,734,898
Tranche B 2LN, term loan 8.05% 11/4/14 (i)		15,000,000	14,925,000
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		910,342	908,066
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)		27,204,425	27,340,447
			59,712,434
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		1,952,750	1,967,396
TOTAL FINANCIALS			149,961,192
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (i)		2,111,164	2,132,276
Tranche E, term loan 3.4869% 1/25/17 (i)		792,083	796,044
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (i)		7,040,067	7,040,067
			9,968,387
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)		$ 13,064,696	$ 12,852,395
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co.:
Tranche A, term loan 2.1595% 1/31/19 (i)		4,610,909	4,576,327
Tranche B 2LN, term loan 3.25% 1/31/21 (i)		9,166,854	9,166,854
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (i)		1,226,177	1,230,776
			14,973,957
UTILITIES - 0.7%
Electric Utilities - 0.4%
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		4,980,532	4,999,209
Tranche C, term loan 4.25% 12/31/19 (i)		1,154,613	1,158,943
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (i)		3,415,526	3,372,832
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		4,670,652	4,717,359
			14,248,343
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		2,000,000	2,020,000
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		8,955,000	8,977,388
			10,997,388
TOTAL UTILITIES			25,245,731
TOTAL BANK LOAN OBLIGATIONS (Cost $309,431,103)			312,034,715
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)	$ 500,000	$ 25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)	1,220,000	731,756
		756,756
TOTAL PREFERRED SECURITIES (Cost $1,295,562)		756,756
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	236,090,254	236,090,254
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	20,891,200	20,891,200
TOTAL MONEY MARKET FUNDS (Cost $256,981,454)		256,981,454
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,477,049,455)		3,622,463,956
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,435,353)
NET ASSETS - 100%		$ 3,619,028,603
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $532,909,778 or 14.7% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,557,171 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 2,386,192
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 110,400
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.6738% 12/25/42	3/25/03	$ 117,243
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.658% 6/25/35	6/3/05	$ 426,872
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 112,417
Fidelity Securities Lending Cash Central Fund	51,779
Total	$ 164,196
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 67,194,255	$ 11,954,788	$ -	$ 1,139,187	$ 78,517,042
Arbor Realty Trust, Inc.	21,107,288	385,621	-	735,079	19,614,365
Arbor Realty Trust, Inc. Series A, 8.25%	4,748,025	-	-	194,998	4,731,007
Arbor Realty Trust, Inc. Series B, 7.75%	5,901,600	-	-	260,922	5,577,600
Terreno Realty Corp.	22,091,704	1,163,665	-	247,456	21,935,732
Terreno Realty Corp. Series A, 7.75%	5,523,887	-	-	207,012	5,419,178
Total	$ 126,566,759	$ 13,504,074	$ -	$ 2,784,654	$ 135,794,924
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,209,742	$ 4,084,639	$ -	$ 7,125,103
Financials	1,670,813,631	1,651,183,943	17,270,164	2,359,524
Health Care	23,081,456	23,081,456	-	-
Corporate Bonds	743,434,125	-	742,730,282	703,843
Asset-Backed Securities	114,641,957	-	103,200,803	11,441,154
Collateralized Mortgage Obligations	11,719,796	-	10,827,070	892,726
Commercial Mortgage Securities	477,790,324	-	457,011,752	20,778,572
Bank Loan Obligations	312,034,715	-	213,152,836	98,881,879
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Preferred Securities	$ 756,756	$ -	$ -	$ 756,756
Money Market Funds	256,981,454	256,981,454	-	-
Total Investments in Securities:	$ 3,622,463,956	$ 1,935,331,492	$ 1,544,192,907	$ 142,939,557
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 105,573,756
Net Realized Gain (Loss) on Investment Securities	139,910
Net Unrealized Gain (Loss) on Investment Securities	(312,910)
Cost of Purchases	-
Proceeds of Sales	(14,485,408)
Amortization/Accretion	120,331
Transfers into Level 3	7,846,200
Transfers out of Level 3	-
Ending Balance	$ 98,881,879
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ (240,379)
Other Investments in Securities
Beginning Balance	$ 53,636,499
Net Realized Gain (Loss) on Investment Securities	(4,353,032)
Net Unrealized Gain (Loss) on Investment Securities	8,546,728
Cost of Purchases	88,093
Proceeds of Sales	(16,246,119)
Amortization/Accretion	775,156
Transfers into Level 3	1,610,353
Transfers out of Level 3	-
Ending Balance	$ 44,057,678
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ 4,190,797

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.2%
AAA,AA,A	6.3%
BBB	12.6%
BB	7.1%
B	11.3%
CCC,CC,C	1.1%
D	0.0%
Not Rated	7.2%
Equities	47.2%
Short-Term Investments and Net Other Assets	7.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014

Assets
Investment in securities, at value (including securities loaned of $20,331,466) - See accompanying schedule: Unaffiliated issuers (cost $3,095,831,819)	$ 3,229,687,578
Fidelity Central Funds (cost $256,981,454)	256,981,454
Other affiliated issuers (cost $124,236,182)	135,794,924
Total Investments (cost $3,477,049,455)		$ 3,622,463,956
Cash		177,656
Foreign currency held at value (cost $26,790)		26,790
Receivable for investments sold		2,575,220
Receivable for fund shares sold		7,147,022
Dividends receivable		2,121,746
Interest receivable		20,816,964
Distributions receivable from Fidelity Central Funds		24,693
Prepaid expenses		9,889
Other receivables		17,882
Total assets		3,655,381,818

Liabilities
Payable for investments purchased	$ 7,900,773
Payable for fund shares redeemed	4,791,135
Accrued management fee	1,649,185
Distribution and service plan fees payable	247,727
Other affiliated payables	779,303
Other payables and accrued expenses	93,892
Collateral on securities loaned, at value	20,891,200
Total liabilities		36,353,215

Net Assets		$ 3,619,028,603
Net Assets consist of:
Paid in capital		$ 3,435,036,362
Undistributed net investment income		6,477,583
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,070,491
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		145,444,167
Net Assets		$ 3,619,028,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($355,453,815 ÷ 31,521,417 shares)	$ 11.28

Maximum offering price per share (100/96.00 of $11.28)	$ 11.75
Class T: Net Asset Value and redemption price per share ($40,688,117 ÷ 3,606,441 shares)	$ 11.28

Maximum offering price per share (100/96.00 of $11.28)	$ 11.75
Class C: Net Asset Value and offering price per share ($203,247,553 ÷ 18,142,682 shares)A	$ 11.20

Real Estate Income: Net Asset Value, offering price and redemption price per share ($2,449,423,569 ÷ 216,361,475 shares)	$ 11.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($570,215,549 ÷ 50,479,749 shares)	$ 11.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014

Investment Income
Dividends (including $2,784,654 earned from other affiliated issuers)		$ 42,607,621
Interest		58,626,091
Income from Fidelity Central Funds		164,196
Total income		101,397,908

Expenses
Management fee	$ 10,344,132
Transfer agent fees	4,172,392
Distribution and service plan fees	1,500,004
Accounting and security lending fees	661,409
Custodian fees and expenses	28,688
Independent trustees' compensation	8,262
Registration fees	81,774
Audit	81,621
Legal	9,140
Miscellaneous	13,304
Total expenses before reductions	16,900,726
Expense reductions	(47,615)	16,853,111
Net investment income (loss)		84,544,797
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,647,294
Other affiliated issuers	205,800
Foreign currency transactions	(193)
Total net realized gain (loss)		68,852,901
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,123,709)
Assets and liabilities in foreign currencies	4,459
Total change in net unrealized appreciation (depreciation)		(93,119,250)
Net gain (loss)		(24,266,349)
Net increase (decrease) in net assets resulting from operations		$ 60,278,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,544,797	$ 172,485,619
Net realized gain (loss)	68,852,901	73,494,885
Change in net unrealized appreciation (depreciation)	(93,119,250)	61,789,333
Net increase (decrease) in net assets resulting from operations	60,278,448	307,769,837
Distributions to shareholders from net investment income	(117,334,715)	(159,910,438)
Distributions to shareholders from net realized gain	(78,297,305)	(51,534,162)
Total distributions	(195,632,020)	(211,444,600)
Share transactions - net increase (decrease)	(368,997,866)	1,340,100,515
Redemption fees	312,459	782,946
Total increase (decrease) in net assets	(504,038,979)	1,437,208,698

Net Assets
Beginning of period	4,123,067,582	2,685,858,884
End of period (including undistributed net investment income of $6,477,583 and undistributed net investment income of $39,267,501, respectively)	$ 3,619,028,603	$ 4,123,067,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.26	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.54	.52	.53	.18
Net realized and unrealized gain (loss)	(.05)	.60	.61	.76	(.04)
Total from investment operations	.19	1.14	1.13	1.29	.14
Distributions from net investment income	(.35)	(.53)	(.51)	(.50)	(.15)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.58) L	(.73)	(.60) K	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 11.28	$ 11.67	$ 11.26	$ 10.73	$ 9.94
Total Return B, C, D	1.84%	10.45%	11.24%	13.27%	1.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.08%	1.12%	1.13%	1.09% A
Expenses net of fee waivers, if any	1.06% A	1.08%	1.12%	1.13%	1.09% A
Expenses net of all reductions	1.06% A	1.07%	1.11%	1.12%	1.09% A
Net investment income (loss)	4.35% A	4.62%	4.89%	5.00%	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 355,454	$ 378,269	$ 137,352	$ 60,283	$ 3,830
Portfolio turnover rate G	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

L Total distributions of $.58 per share is comprised of distributions from net investment income of $.346 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.26	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.54	.52	.52	.17
Net realized and unrealized gain (loss)	(.05)	.60	.62	.76	(.03)
Total from investment operations	.19	1.14	1.14	1.28	.14
Distributions from net investment income	(.34)	(.53)	(.50)	(.50)	(.15)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.58)	(.73)	(.60)	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 11.28	$ 11.67	$ 11.26	$ 10.72	$ 9.94
Total Return B, C, D	1.81%	10.42%	11.33%	13.11%	1.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.08%	1.11%	1.16%	1.17% A
Expenses net of fee waivers, if any	1.07% A	1.08%	1.11%	1.16%	1.17% A
Expenses net of all reductions	1.07% A	1.08%	1.11%	1.16%	1.17% A
Net investment income (loss)	4.33% A	4.61%	4.90%	4.96%	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,688	$ 46,198	$ 26,143	$ 7,626	$ 862
Portfolio turnover rate G	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.20	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.20	.45	.44	.45	.15
Net realized and unrealized gain (loss)	(.06)	.60	.62	.74	(.03)
Total from investment operations	.14	1.05	1.06	1.19	.12
Distributions from net investment income	(.30)	(.46)	(.43)	(.45)	(.14)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.53) K	(.66)	(.53)	(.45)	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 11.20	$ 11.59	$ 11.20	$ 10.67	$ 9.93
Total Return B, C, D	1.40%	9.66%	10.49%	12.25%	1.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.81%	1.87%	1.89%	1.86% A
Expenses net of fee waivers, if any	1.79% A	1.81%	1.87%	1.89%	1.86% A
Expenses net of all reductions	1.79% A	1.81%	1.87%	1.89%	1.86% A
Net investment income (loss)	3.62% A	3.88%	4.14%	4.23%	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,248	$ 204,012	$ 52,780	$ 21,555	$ 836
Portfolio turnover rate G	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.53 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.29	$ 10.75	$ 9.95	$ 8.21	$ 9.43
Income from Investment Operations
Net investment income (loss) D	.26	.57	.54	.55	.53	.54
Net realized and unrealized gain (loss)	(.05)	.60	.62	.76	1.73	(1.27)
Total from investment operations	.21	1.17	1.16	1.31	2.26	(.73)
Distributions from net investment income	(.36)	(.55)	(.52)	(.51)	(.52)	(.50)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-	-
Total distributions	(.60)	(.75)	(.62)	(.51)	(.52)	(.50)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 11.32	$ 11.71	$ 11.29	$ 10.75	$ 9.95	$ 8.21
Total Return B, C	1.97%	10.71%	11.50%	13.41%	28.29%	(6.92)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.84%	.90%	.92%	.97%	1.00%
Expenses net of fee waivers, if any	.83% A	.84%	.89%	.92%	.96%	1.00%
Expenses net of all reductions	.83% A	.84%	.89%	.92%	.96%	1.00%
Net investment income (loss)	4.58% A	4.85%	5.12%	5.21%	5.60%	7.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,449,424	$ 2,884,545	$ 2,252,149	$ 1,660,063	$ 1,030,393	$ 463,269
Portfolio turnover rate F	18% A	26%	27%	25%	28%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.28	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.26	.57	.55	.55	.19
Net realized and unrealized gain (loss)	(.05)	.60	.62	.76	(.04)
Total from investment operations	.21	1.17	1.17	1.31	.15
Distributions from net investment income	(.36)	(.56)	(.53)	(.52)	(.15)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.60)	(.76)	(.63)	(.52)	(.15)
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 11.30	$ 11.69	$ 11.28	$ 10.74	$ 9.95
Total Return B, C	2.00%	10.72%	11.62%	13.44%	1.58%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.80%	.84%	.89%	.85% A
Expenses net of fee waivers, if any	.78% A	.80%	.84%	.89%	.85% A
Expenses net of all reductions	.78% A	.80%	.84%	.89%	.85% A
Net investment income (loss)	4.63% A	4.89%	5.17%	5.24%	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 570,216	$ 610,045	$ 217,435	$ 43,282	$ 2,930
Portfolio turnover rate F	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 924,990	Discounted cash flow	Yield	7.5%-10.0%/8.4%	Decrease
Bank Loan Obligations	$ 29,640,839	Discounted cash flow	Yield	8.8%-10.8%/10.4%	Decrease
		Replacement cost	Transaction price	$100.90	Increase
Collateralized Mortgage Obligations	$ 891,136	Discounted cash flow	Yield	6.5%-35%/12.2%	Decrease
Commercial Mortgage Securities	$ 3,716,416	Discounted cash flow	Yield	11.0%	Decrease
		Market comparable	Spread	13.5%	Decrease
			Quoted price	$90.00	Increase

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 01/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 7,125,103	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$ 692,843	Discounted cash flow	Discount rate	25.0%	Decrease
Preferred Securities	$ 731,756	Discounted cash flow	Yield	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 261,973,727
Gross unrealized depreciation	(117,905,442)
Net unrealized appreciation (depreciation) on securities and other investments	$ 144,068,285

Tax cost	$ 3,478,395,671

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $317,023,796 and $772,955,350, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 454,209	$ 12,764
Class T	-%	.25%	52,628	-
Class C	.75%	.25%	993,167	533,131
			$ 1,500,004	$ 545,895

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38,619
Class T	5,145
Class C*	49,275
$ 93,039

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 390,160.21
Class T	47,875.23
Class C	192,786.19
Real Estate Income	3,006,569.23
Institutional Class	535,002.18
	$ 4,172,392

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,995 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,297 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $51,779, including $155 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $30,140 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $863.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,612.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 11,089,113	$ 10,238,777
Class T	1,257,109	1,523,114
Class C	5,232,131	4,241,554
Real Estate Income	80,991,698	126,726,805
Institutional Class	18,764,664	17,180,188
Total	$ 117,334,715	$ 159,910,438

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 7,591,572	$ 2,837,075
Class T	874,881	506,062
Class C	4,152,798	1,181,312
Real Estate Income	53,508,403	42,729,814
Institutional Class	12,169,651	4,279,899
Total	$ 78,297,305	$ 51,534,162

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	6,891,371	25,244,691	$ 77,762,538	$ 296,851,509
Reinvestment of distributions	1,384,858	900,102	15,227,597	10,299,964
Shares redeemed	(9,173,932)	(5,925,325)	(103,204,503)	(69,436,144)
Net increase (decrease)	(897,703)	20,219,468	$ (10,214,368)	$ 237,715,329
Class T
Shares sold	513,884	2,730,063	$ 5,800,119	$ 31,978,463
Reinvestment of distributions	166,394	132,742	1,830,121	1,515,681
Shares redeemed	(1,032,143)	(1,226,451)	(11,629,761)	(14,137,454)
Net increase (decrease)	(351,865)	1,636,354	$ (3,999,521)	$ 19,356,690
Class C
Shares sold	3,705,442	14,157,408	$ 41,516,419	$ 165,598,758
Reinvestment of distributions	659,669	375,304	7,210,508	4,279,651
Shares redeemed	(3,829,823)	(1,637,958)	(42,865,936)	(19,029,492)
Net increase (decrease)	535,288	12,894,754	$ 5,860,991	$ 150,848,917
Real Estate Income
Shares sold	29,545,525	123,727,906	$ 334,111,630	$ 1,450,014,694
Reinvestment of distributions	10,885,612	13,299,047	120,139,377	151,923,311
Shares redeemed	(70,321,845)	(90,180,888)	(795,863,350)	(1,057,830,249)
Net increase (decrease)	(29,890,708)	46,846,065	$ (341,612,343)	$ 544,107,756

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Institutional Class
Shares sold	14,673,120	42,960,747	$ 165,980,345	$ 506,030,603
Reinvestment of distributions	1,839,876	1,337,082	20,256,563	15,315,413
Shares redeemed	(18,220,990)	(11,392,454)	(205,269,533)	(133,274,193)
Net increase (decrease)	(1,707,994)	32,905,375	$ (19,032,625)	$ 388,071,823

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2014 and for the year ended July 31, 2013, and the financial highlights for the six months ended January 31, 2014 and for each of the five years in the period endedJuly 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2014 and for the year ended July 31, 2013, and the financial highlights for the six months ended January 31, 2014 and for each of the five years in the period ended July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 24, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

REII-USAN-0314
1.907543.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate Income
Fund - Class A, Class T, and Class C

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of Fidelity® Real Estate Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.06%
Actual		$ 1,000.00	$ 1,018.40	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.07%
Actual		$ 1,000.00	$ 1,018.10	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class C	1.79%
Actual		$ 1,000.00	$ 1,014.00	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,016.18	$ 9.10
Real Estate Income	.83%
Actual		$ 1,000.00	$ 1,019.70	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,020.00	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Financial, Inc.	3.0	2.5
Equity Lifestyle Properties, Inc.	2.7	2.1
Acadia Realty Trust (SBI)	2.2	1.6
Ventas, Inc.	1.7	1.5
Mid-America Apartment Communities, Inc.	1.1	0.9
	10.7
Top 5 Bonds as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
iStar Financial, Inc. 5.875% 3/15/16	1.0	0.9
Standard Pacific Corp. 8.375% 5/15/18	0.9	0.8
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17	0.9	0.9
Annaly Capital Management, Inc. 5% 5/15/15	0.9	0.8
M/I Homes, Inc. 8.625% 11/15/18	0.8	0.7
	4.5
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	16.0	15.3
REITs - Management/Investment	8.9	8.9
REITs - Shopping Centers	6.1	5.3
REITs - Health Care Facilities	6.1	6.2
REITs - Apartments	5.0	5.1
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Common Stocks 31.6%		Common Stocks 32.7%
	Preferred Stocks 14.5%		Preferred Stocks 12.8%
	Bonds 34.3%		Bonds 33.2%
	Convertible Securities 4.0%		Convertible Securities 3.8%
	Other Investments 8.6%		Other Investments 11.0%
	Short-Term Investments and Net Other Assets (Liabilities) 7.0%		Short-Term Investments and Net Other Assets (Liabilities) 6.5%
* Foreign investments	3.2%	** Foreign investments	3.4%

Semiannual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Common Stocks - 31.6%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	$ 7,125,103
FINANCIALS - 30.7%
Capital Markets - 0.3%
Ellington Financial LLC	519,500	12,296,565
Real Estate Investment Trusts - 29.7%
Acadia Realty Trust (SBI) (g)	3,085,149	78,517,042
AG Mortgage Investment Trust, Inc.	628,800	10,431,792
American Residential Properties, Inc. (f)	314,046	5,809,851
American Tower Corp.	184,300	14,906,184
Anworth Mortgage Asset Corp.	1,420,710	6,663,130
Apartment Investment & Management Co. Class A	1,317,300	36,844,881
Arbor Realty Trust, Inc. (g)	2,855,075	19,614,365
Associated Estates Realty Corp.	447,708	7,149,897
AvalonBay Communities, Inc.	227,000	28,034,500
BioMed Realty Trust, Inc.	1,166,500	22,758,415
Blackstone Mortgage Trust, Inc.	75,200	2,110,112
Boardwalk (REIT)	126,200	6,628,687
Canadian (REIT)	131,600	5,024,136
CBL & Associates Properties, Inc.	2,224,773	37,798,893
Cedar Shopping Centers, Inc.	1,208,910	7,628,222
Chambers Street Properties (f)	786,493	6,087,456
Chartwell Retirement Residence	459,700	4,395,785
Chartwell Retirement Residence (h)	78,500	750,640
CYS Investments, Inc.	2,004,739	15,877,533
Douglas Emmett, Inc.	829,400	21,091,642
DuPont Fabros Technology, Inc.	110,400	2,869,296
Dynex Capital, Inc.	1,989,943	16,038,941
EastGroup Properties, Inc.	181,500	10,770,210
Ellington Residential Mortgage REIT	260,000	4,204,200
Equity Lifestyle Properties, Inc.	2,451,560	96,370,824
Equity Residential (SBI)	346,100	19,167,018
Excel Trust, Inc.	1,365,628	15,581,815
Extra Space Storage, Inc.	210,300	9,602,298
First Potomac Realty Trust	1,381,615	18,043,892
Glimcher Realty Trust	869,300	7,441,208
H&R REIT/H&R Finance Trust	284,100	5,395,030
Hatteras Financial Corp.	525,200	9,422,088
Highwoods Properties, Inc. (SBI)	245,000	9,099,300
Lexington Corporate Properties Trust	3,229,689	34,912,938
Liberty Property Trust (SBI)	122,600	4,462,640
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	444,013	$ 16,850,293
MFA Financial, Inc.	14,796,493	107,866,417
Mid-America Apartment Communities, Inc.	623,700	40,253,598
Monmouth Real Estate Investment Corp. Class A	707,690	6,539,056
National Retail Properties, Inc.	173,700	5,766,840
Newcastle Investment Corp.	2,318,100	12,610,464
NorthStar Realty Finance Corp. (f)	410,200	5,984,818
Piedmont Office Realty Trust, Inc. Class A	719,200	11,989,064
Prologis, Inc.	876,287	33,964,884
Redwood Trust, Inc. (f)	766,700	14,337,290
Retail Properties America, Inc.	463,550	6,114,225
Select Income (REIT)	416,600	11,498,160
Senior Housing Properties Trust (SBI)	911,300	20,522,476
Simon Property Group, Inc.	166,900	25,842,796
Stag Industrial, Inc.	611,469	13,122,125
Summit Hotel Properties, Inc.	403,700	3,596,967
Terreno Realty Corp. (g)	1,270,164	21,935,732
Two Harbors Investment Corp.	1,644,280	16,163,272
Ventas, Inc.	978,446	61,045,246
Washington REIT (SBI)	426,700	9,942,110
Weyerhaeuser Co.	635,300	18,982,764
WP Carey, Inc.	121,800	7,195,944
		1,073,629,402
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A (f)	257,600	9,783,596
Kennedy-Wilson Holdings, Inc.	664,021	15,949,784
		25,733,380
TOTAL FINANCIALS		1,111,659,347
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc. (a)	251,900	6,917,174
Emeritus Corp. (a)	733,074	16,164,282
		23,081,456
TOTAL COMMON STOCKS (Cost $1,066,641,469)		1,141,865,906
Preferred Stocks - 15.6%
	Shares	Value
Convertible Preferred Stocks - 1.1%
FINANCIALS - 1.1%
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	$ 2,493,750
CommonWealth REIT 6.50%	396,216	8,597,887
Excel Trust, Inc. 7.00% (h)	248,200	5,974,174
Health Care REIT, Inc. Series I, 6.50%	46,800	2,549,140
Lexington Corporate Properties Trust Series C, 6.50%	391,173	17,888,341
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,351,600
Weyerhaeuser Co. Series A, 6.375%	20,000	1,072,500
		40,927,392
Nonconvertible Preferred Stocks - 14.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	157,952	4,084,639
FINANCIALS - 14.4%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	3,938,717
Real Estate Investment Trusts - 14.2%
AG Mortgage Investment Trust, Inc. 8.00%	324,817	7,262,908
American Capital Agency Corp. 8.00%	200,000	5,102,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
American Homes 4 Rent:
Series A, 5.00%	190,000	4,651,200
Series B, 5.00%	120,000	2,946,000
American Realty Capital Properties, Inc. Series F, 6.70%	164,000	3,509,600
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,394,084
Series C, 7.625%	77,837	1,790,251
Series D, 7.50%	213,116	4,850,520
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,647,861
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,400,031
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,364,700
Arbor Realty Trust, Inc.:
Series A, 8.25% (g)	189,089	4,731,007
Series B, 7.75% (g)	240,000	5,577,600
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,363,486
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	$ 1,177,820
Series E, 9.00%	85,751	2,230,384
Boston Properties, Inc. 5.25%	10,915	222,884
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,210,775
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,855,377
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	6,977,315
Series E, 6.625%	95,000	2,128,950
Cedar Shopping Centers, Inc. Series B, 7.25%	399,750	9,198,248
CenterPoint Properties Trust Series D, 5.377%	3,575	2,359,500
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,656,885
Colony Financial, Inc. Series A, 8.50%	282,171	7,150,213
CommonWealth REIT:
7.50%	93,300	1,940,640
Series E, 7.25%	518,646	11,736,959
Coresite Realty Corp. Series A, 7.25%	258,224	5,985,632
Corporate Office Properties Trust Series L, 7.375%	80,000	1,953,600
CubeSmart Series A, 7.75%	40,000	1,030,000
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,550,890
Series B, 7.50%	311,567	6,511,750
DDR Corp.:
Series J, 6.50%	237,721	5,336,836
Series K, 6.25%	228,888	4,930,248
Digital Realty Trust, Inc.:
Series E, 7.00%	105,411	2,448,698
Series G, 5.875%	145,444	2,750,346
Duke Realty LP Series L, 6.60%	10,666	254,917
DuPont Fabros Technology, Inc. Series B, 7.625%	331,202	7,948,848
Dynex Capital, Inc.:
Series A, 8.50%	362,932	8,797,472
Series B, 7.625%	252,120	5,551,682
Equity Lifestyle Properties, Inc. Series C, 6.75%	924,148	21,430,992
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,026,000
Excel Trust, Inc. Series B, 8.125%	400,000	10,264,000
First Potomac Realty Trust 7.75%	415,296	10,552,671
Five Oaks Investment Corp. Series A, 8.75%	60,000	1,488,000
General Growth Properties, Inc. Series A, 6.375%	81,868	1,750,338
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Gladstone Commercial Corp. Series C, 7.125%	232,238	$ 5,929,036
Glimcher Realty Trust:
6.875%	256,115	5,621,724
Series G, 8.125%	109,192	2,745,087
Series H, 7.50%	198,527	4,730,898
Hatteras Financial Corp. Series A, 7.625%	197,288	4,409,387
Health Care REIT, Inc. Series J, 6.50%	20,000	473,000
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,071,577
Series C, 6.875%	50,000	1,145,500
Hospitality Properties Trust Series D, 7.125%	40,800	982,464
Hudson Pacific Properties, Inc. 8.375%	394,069	10,190,624
Inland Real Estate Corp. Series A, 8.125%	423,500	10,883,950
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,653,336
Investors Real Estate Trust Series B, 7.95%	126,572	3,241,509
iStar Financial, Inc.:
Series E, 7.875%	188,696	4,490,965
Series F, 7.80%	367,813	8,621,537
Kilroy Realty Corp.:
Series G, 6.875%	40,000	924,800
Series H, 6.375%	81,796	1,744,709
Kite Realty Group Trust 8.25%	96,100	2,441,901
LaSalle Hotel Properties:
Series G, 7.25%	42,026	1,029,637
Series H, 7.50%	126,308	3,210,749
Series I, 6.375%	192,698	4,143,007
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,829,000
Series B, 7.625%	31,240	596,996
MFA Financial, Inc.:
8.00%	538,930	14,033,737
Series B, 7.50%	567,024	12,361,123
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,001,600
Series B, 7.875%	95,000	2,384,500
National Retail Properties, Inc.:
5.70%	82,104	1,658,501
Series D, 6.625%	144,233	3,395,245
New York Mortgage Trust, Inc. Series B, 7.75%	171,101	3,562,323
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	$ 5,446,334
Series C, 8.875%	275,338	6,952,285
Series D, 8.50%	161,601	3,952,760
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,526,600
Series B, 8.00%	185,085	4,706,712
Series C, 6.50%	178,160	3,748,486
Pennsylvania (REIT) 7.375%	100,510	2,422,291
Prologis, Inc. Series Q, 8.54%	94,446	5,290,865
PS Business Parks, Inc. Series R, 6.875%	50,000	1,234,500
Regency Centers Corp. Series 6, 6.625%	62,261	1,469,982
Retail Properties America, Inc. 7.00%	291,498	6,552,875
Sabra Health Care REIT, Inc. Series A, 7.125%	200,000	4,950,000
Saul Centers, Inc.:
Series A, 8.00%	38,072	967,790
Series C, 6.875%	315,478	7,382,185
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,456,400
Series B, 6.625%	80,000	1,836,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	92,323	2,252,681
Series B, 8.25%	80,000	1,933,600
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,683,994
Series B, 7.875%	190,173	4,720,094
Series C, 7.125%	153,212	3,399,774
Sun Communities, Inc. Series A, 7.125%	360,000	8,622,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	117,623	2,975,862
Taubman Centers, Inc. Series K, 6.25%	96,120	2,094,455
Terreno Realty Corp. Series A, 7.75% (g)	213,690	5,419,178
UMH Properties, Inc. Series A, 8.25%	600,000	15,282,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	4,914,000
Vornado Realty LP 7.875%	54,682	1,429,934
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,183,059
Winthrop Realty Trust:
7.75%	540,000	13,678,200
Series D, 9.25%	65,000	1,727,050
		510,720,510
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Kennedy-Wilson, Inc. 7.75%	141,574	$ 3,567,665
TOTAL FINANCIALS		518,226,892
TOTAL NONCONVERTIBLE PREFERRED STOCKS		522,311,531
TOTAL PREFERRED STOCKS (Cost $582,100,999)		563,238,923
Corporate Bonds - 20.5%
		Principal Amount (e)
Convertible Bonds - 2.9%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,419,800
FINANCIALS - 2.8%
Consumer Finance - 0.1%
Zais Financial Partners LP 8% 11/15/16 (h)		2,000,000	2,013,750
Diversified Financial Services - 0.4%
IAS Operating Partnership LP 5% 3/15/18 (h)		16,990,000	16,151,119
Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	32,043,543
Ares Commercial Real Estate Corp. 7% 12/15/15		14,700,000	15,030,750
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18		5,750,000	6,228,400
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		1,000,000	1,000,000
Colony Financial, Inc.:
3.875% 1/15/21		3,250,000	3,256,094
5% 4/15/23		9,000,000	9,465,300
PennyMac Corp. 5.375% 5/1/20 (h)		4,000,000	3,877,500
RAIT Financial Trust 4% 10/1/33		2,000,000	1,962,500
Redwood Trust, Inc. 4.625% 4/15/18		8,500,000	8,723,550
			81,587,637
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 3.625% 8/15/20 (h)		$ 1,000,000	$ 1,016,875
Grubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	11,000
			1,027,875
TOTAL FINANCIALS			100,780,381
TOTAL CONVERTIBLE BONDS			105,200,181
Nonconvertible Bonds - 17.6%
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.8%
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	1,955,000
6.75% 6/1/19		5,875,000	6,315,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		4,000,000	4,140,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,668,750
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		2,000,000	1,965,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,522,092	10,963,039
			30,007,414
Household Durables - 5.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,500,000	10,395,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		1,000,000	1,005,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,691,713
D.R. Horton, Inc.:
4.75% 5/15/17		2,000,000	2,120,000
5.75% 8/15/23		2,510,000	2,585,300
KB Home:
8% 3/15/20		8,465,000	9,417,313
9.1% 9/15/17		8,115,000	9,524,981
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,513,100
5.6% 5/31/15		6,000,000	6,312,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.: - continued
6.5% 4/15/16		$ 4,000,000	$ 4,350,000
6.95% 6/1/18		14,280,000	15,993,600
M.D.C. Holdings, Inc. 5.5% 1/15/24		500,000	504,384
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,269,675
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,051,750
7.15% 4/15/20		7,060,000	7,713,050
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,659,963
8.4% 5/15/17		5,420,000	6,260,100
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,250,000
8.375% 5/15/18		28,983,000	33,982,568
10.75% 9/15/16		8,415,000	10,203,188
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,619,750
William Lyon Homes, Inc.:
8.5% 11/15/20		13,595,000	14,682,600
8.5% 11/15/20 (h)		1,955,000	2,111,400
			188,216,435
TOTAL CONSUMER DISCRETIONARY			218,223,849
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		759,804	854,780
FINANCIALS - 10.6%
Diversified Financial Services - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	5,052,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22 (h)		3,680,000	3,647,800
6% 8/1/20 (h)		3,000,000	3,108,750
6% 8/1/20		3,000,000	3,093,750
			14,902,488
Real Estate Investment Trusts - 7.6%
American Tower Corp. 3.4% 2/15/19		1,000,000	1,034,044
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust 5% 6/15/15		$ 1,100,000	$ 1,159,763
CBL & Associates LP 5.25% 12/1/23		1,000,000	1,031,153
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,755,333
6.25% 6/15/14		8,355,000	8,514,071
CubeSmart LP 4.8% 7/15/22		2,000,000	2,099,572
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,213,788
7.5% 4/1/17		6,000,000	6,984,114
7.5% 7/15/18		8,756,000	10,467,816
7.875% 9/1/20		4,637,000	5,771,906
9.625% 3/15/16		3,836,000	4,474,909
DuPont Fabros Technology LP 5.875% 9/15/21		1,000,000	1,037,500
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,749,127
6.25% 1/15/17		3,000,000	3,351,852
Equity Residential 5.125% 3/15/16		7,201,000	7,819,681
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,342,025
6% 3/1/15		1,000,000	1,055,717
6% 1/30/17		2,383,000	2,686,089
7.072% 6/8/15		1,500,000	1,616,607
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,096,801
4.125% 4/1/19		2,000,000	2,129,286
6.2% 6/1/16		2,750,000	3,067,180
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	3,814,336
5.75% 1/15/21		3,095,000	3,393,110
6.5% 1/17/17		2,875,000	3,230,626
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,512,353
5.85% 3/15/17		2,800,000	3,102,921
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,293,958
5.625% 3/15/17		915,000	996,334
7.875% 8/15/14		1,000,000	1,001,994
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,025,516
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.25% 8/15/16		$ 9,675,000	$ 10,294,655
6.25% 6/15/17		1,055,000	1,133,890
6.65% 1/15/18		4,246,000	4,658,749
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,926,375
5.85% 3/15/17		3,587,000	3,838,090
5.875% 3/15/16		34,260,000	36,658,200
6.05% 4/15/15		14,630,000	15,361,500
7.125% 2/15/18		5,725,000	6,397,688
9% 6/1/17		9,175,000	10,780,625
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,727,325
6.875% 5/1/21		2,000,000	2,130,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	1,871,158
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	6,052,504
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,284,200
7.5% 2/15/20		1,000,000	1,077,500
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,150,000
Prologis LP:
6.625% 5/15/18		6,480,000	7,611,900
7.625% 7/1/17		4,690,000	5,357,593
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,371,168
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,210,200
6.75% 4/15/20		13,624,000	15,449,820
6.75% 12/15/21		8,000,000	9,036,848
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		1,000,000	1,039,444
5.25% 1/15/16		4,000,000	4,306,272
			272,555,186
Real Estate Management & Development - 2.6%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,090,372
Brandywine Operating Partnership LP 7.5% 5/15/15		1,000,000	1,081,074
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc.:
5% 3/15/23		$ 6,020,000	$ 5,756,625
6.625% 10/15/20		1,205,000	1,290,856
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,640,125
ERP Operating LP 5.25% 9/15/14		4,815,000	4,950,692
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,139,956
Howard Hughes Corp. 6.875% 10/1/21 (h)		7,715,000	8,042,888
Kennedy-Wilson, Inc. 8.75% 4/1/19		20,410,000	22,195,875
Mid-America Apartments LP:
6.05% 9/1/16 (h)		2,500,000	2,765,765
6.25% 6/15/14 (h)		3,094,000	3,155,605
Realogy Corp. 7.875% 2/15/19 (h)		7,085,000	7,722,650
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,778,264
5.875% 6/15/17		400,000	446,955
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	2,911,527
3.125% 11/30/15		13,807,000	14,362,235
4% 4/30/19		2,262,000	2,406,820
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,185,289
			93,923,573
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		364,654	692,843
TOTAL FINANCIALS			382,074,090
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		1,370,000	1,404,250
7.75% 2/15/19		10,410,000	11,190,750
			12,595,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		$ 2,795,000	$ 2,725,125
5.5% 2/1/21		7,425,000	7,536,375
			10,261,500
TOTAL HEALTH CARE			22,856,500
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		4,235,000	3,959,725
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,202,500
TOTAL INDUSTRIALS			7,162,225
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,000,000	3,097,500
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	3,965,000
TOTAL NONCONVERTIBLE BONDS			638,233,944
TOTAL CORPORATE BONDS (Cost $697,999,846)			743,434,125
Asset-Backed Securities - 3.2%

Capital Trust RE CDO Ltd.:
Series 2005-1A Class D, 1.657% 3/20/50 (h)(i)		2,250,000	95,625
Series 2005-3A Class A2, 5.16% 6/25/35 (h)		264,431	264,431
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4904% 1/20/37 (h)(i)		357,183	339,324
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		956,538	946,973
Asset-Backed Securities - continued
		Principal Amount (e)	Value
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (h)(i)		$ 3,497,294	$ 3,374,889
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33 (i)		500,000	429,076
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		556,208	339,565
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		582,049	585,425
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		8,802,183	8,552,351
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6026% 11/28/39 (h)(i)		598,811	17,964
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,699,280
Series 1997-3 Class M1, 7.53% 3/15/28		7,126,308	5,925,070
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.658% 6/25/35 (i)(k)		483,868	10,762
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.708% 8/26/30 (h)(i)		735,000	718,830
Class E, 2.158% 8/26/30 (h)(i)		1,420,000	954,950
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		3,000,000	2,969,838
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,044,685	506,672
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33 (i)		1,923,000	2,049,803
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.418% 2/25/47 (h)(i)		5,391,235	5,291,497
Class A2, 0.448% 2/25/47 (h)(i)		21,240,000	19,997,460
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	773,990
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		1,508,636	1,522,450
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8878% 2/5/36 (h)(i)		3,748,294	375
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7459% 9/25/26 (h)(i)		2,000,000	1,375,000
Series 2006-1A:
Class A1A, 0.5059% 9/25/26 (h)(i)		741,277	739,795
Class A1B, 0.5759% 9/25/26 (h)(i)		22,506,000	22,055,880
Class A2B, 0.5559% 9/25/26 (h)(i)		394,075	390,922
Class B, 0.6059% 9/25/26 (h)(i)		3,450,000	3,355,125
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A: - continued
Class C, 0.7759% 9/25/26 (h)(i)		$ 7,030,000	$ 6,801,525
Class D, 0.8759% 9/25/26 (h)(i)		2,080,000	1,955,200
Class E, 0.9759% 9/25/26 (h)(i)		2,780,000	2,592,350
Class F, 1.3959% 9/25/26 (h)(i)		3,483,000	3,195,653
Class G, 1.5959% 9/25/26 (h)(i)		1,599,000	1,461,166
Class H, 1.8959% 9/25/26 (h)(i)		1,535,000	1,398,846
Class J, 2.9959% 9/25/26 (h)(i)		1,500,000	1,380,000
Class K, 3.4959% 9/25/26 (h)(i)		2,475,000	2,208,938
Class L, 4.2459% 9/25/26 (h)(i)		1,500,000	1,357,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5591% 11/21/40 (h)(i)		7,481,136	6,957,457
Class F, 2.1891% 11/21/40 (h)(i)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $114,563,877)			114,641,957
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.34% 6/15/22 (h)(i)		733,704	726,367
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		42,378	1,589
Series 2002-R2 Class 2B3, 3.6513% 7/25/33 (h)(i)		189,945	76,333
Series 2003-40 Class B3, 4.5% 10/25/18 (h)		33,321	1,497
Series 2003-R3 Class B2, 5.5% 11/25/33 (h)		1,161,999	141,872
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(i)		76,089	7,145
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3581% 12/25/46 (h)(i)		4,500,000	4,871,462
Series 2010-K7 Class B, 5.4355% 4/25/20 (h)(i)		3,200,000	3,480,656
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,638,628	1,731,910
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.111% 7/10/35 (h)(i)		181,763	192,622
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		18,829	16,675
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.661% 12/10/35 (h)(i)		189,090	57,908
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-A Class B7, 4.411% 2/10/36 (h)(i)		$ 200,695	$ 82,924
Series 2004-B Class B7, 4.161% 2/10/36 (h)(i)		248,943	93,398
TOTAL PRIVATE SPONSOR			11,482,358
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		127,400	54,982
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1457% 2/25/42 (h)(i)		90,651	49,412
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.6738% 12/25/42 (i)(k)		197,185	46,241
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.0928% 6/25/43 (h)(i)		132,346	55,746
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.1237% 10/25/42 (h)(i)		58,076	31,057
TOTAL U.S. GOVERNMENT AGENCY			237,438
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,325,360)			11,719,796
Commercial Mortgage Securities - 13.2%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (k)		2,464,147	2,445,186
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,274,055
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.2895% 11/10/42 (i)		3,580,000	3,735,197
Series 2005-5 Class D, 5.223% 10/10/45 (i)		4,000,000	4,062,524
Series 2005-6 Class AJ, 5.1841% 9/10/47 (i)		5,000,000	5,307,780
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.16% 3/15/22 (h)(i)		760,684	573,335
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.66% 8/15/17 (h)(i)		4,900,000	5,033,770
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.439% 3/11/39 (i)		5,700,000	5,942,735
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5794% 4/12/38 (h)(i)		2,520,000	2,682,512
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.91% 8/15/26 (h)(i)		2,500,000	2,502,370
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1076% 9/10/46 (h)(i)		$ 2,750,000	$ 2,523,925
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		4,300,000	3,129,153
Series 2012-CR5 Class D, 4.3351% 12/10/45 (h)(i)		2,000,000	1,908,480
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,825,789
Series 2013-CR12 Class D, 5.086% 10/10/46 (h)(i)		1,500,000	1,369,271
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		2,000,000	1,724,774
Series 2013-LC6 Class D, 4.2901% 1/10/46 (h)(i)		2,000,000	1,782,110
COMM Mortgage Trust pass-thru certificates floater Series 2006-FL12:
Class AJ, 0.29% 12/15/20 (h)(i)		1,949,031	1,926,584
Class B, 0.33% 12/15/20 (h)(i)		2,599,623	2,563,993
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,789,999	2,698,484
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,250,595
Series 2012-CR1:
Class C, 5.3677% 5/15/45 (i)		1,000,000	1,059,763
Class D, 5.3677% 5/15/45 (h)(i)		5,550,000	5,454,218
Series 2012-CR2:
Class D, 4.8579% 8/15/45 (h)(i)		4,500,000	4,446,531
Class E, 4.8579% 8/15/45 (h)(i)		6,000,000	5,670,510
Series 2012-LC4:
Class C, 5.6478% 12/10/44 (i)		2,000,000	2,161,368
Class D, 5.6478% 12/10/44 (h)(i)		8,000,000	7,877,024
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,696,183	1,812,732
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		2,375,180	2,462,744
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5571% 11/10/46 (h)(i)		12,490,000	12,927,425
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		358,081	357,755
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1722% 6/10/31 (h)(i)		91,642	91,620
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		500,000	490,161
Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		3,700,694	3,801,018
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (i)(j)		12,206,096	1,758,398
Series K012 Class X3, 2.2879% 1/25/41 (i)(j)		21,072,886	2,713,872
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac: - continued
pass-thru certificates: - continued
Series K013 Class X3, 2.7902% 1/25/43 (i)(j)		$ 14,360,000	$ 2,289,530
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,520,886
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		723,928	725,376
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		794,827	873,652
Series 1999-C3 Class J, 6.974% 8/15/36 (h)		1,500,000	1,532,558
Series 2000-C1 Class K, 7% 3/15/33		31,530	32,152
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 5.9793% 8/10/43 (h)(i)		4,000,000	4,307,100
Class E, 4% 8/10/43 (h)		3,770,000	3,207,346
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.225% 12/10/43 (h)(i)		3,000,000	3,060,978
Series 2011-GC5:
Class C, 5.3074% 8/10/44 (h)(i)		9,000,000	9,663,597
Class D, 5.3074% 8/10/44 (h)(i)		4,000,000	3,994,952
Series 2012-GC6 Class C, 5.638% 1/10/45 (h)(i)		3,600,000	3,895,621
Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (i)		6,500,000	7,017,280
Class D, 5.7227% 5/10/45 (h)(i)		2,000,000	2,001,818
Series 2013-GC16 Class D, 5.323% 11/10/46 (h)(i)		3,250,000	2,997,515
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 5.2216% 11/5/30 (h)(i)		3,000,000	3,039,243
Invitation Homes Trust floater Series 2013-SFR1:
Class E, 2.814% 12/17/30 (h)(i)		1,500,000	1,504,728
Class F, 3.814% 12/17/30 (h)(i)		1,750,000	1,758,530
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.16% 4/15/18 (h)(i)		2,225,379	2,250,202
Series 2013-JWRZ Class E, 3.9% 4/15/30 (h)(i)		3,400,000	3,389,136
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 6.0065% 1/12/37 (h)(i)		1,000,000	1,013,648
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(i)		3,000,000	3,608,499
Class D, 7.4453% 12/5/27 (h)(i)		9,550,000	10,784,681
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,458,966
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (h)(i)		4,500,000	4,936,244
Class XB, 0.9305% 8/5/32 (h)(i)(j)		32,655,000	1,430,704
Series 2012-CBX Class C, 5.1867% 6/16/45 (i)		4,530,000	4,700,225
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1375% 9/15/18 (h)(i)		$ 1,000,000	$ 1,005,841
Series 2013-INN Class E, 4.41% 10/15/30 (h)(i)		2,000,000	2,002,131
Series 2014-FBLU Class E, 3.665% 12/15/28 (i)		2,000,000	2,002,542
Series 2005-LDP5 Class AJ, 5.3211% 12/15/44 (i)		3,470,000	3,674,177
Series 2011-C5 Class C, 5.3144% 8/15/46 (h)(i)		6,525,375	7,002,158
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11 Class D, 4.2427% 4/15/46 (i)		3,750,000	3,286,800
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		93,196	93,402
Class H, 6% 7/15/31 (h)		1,424,589	911,740
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		485,459	490,596
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,062,167
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,895,915
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		8,000,000	8,452,856
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,209,196
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,234,637
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,060,432
Series 2006-C4:
Class AJ, 5.878% 6/15/38 (i)		7,005,000	7,418,946
Class AM, 5.878% 6/15/38 (i)		6,700,000	7,369,183
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.06% 6/15/22 (h)(i)		903,630	901,604
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3966% 6/25/43 (h)(i)		6,165,000	6,307,431
Class D, 5.3966% 6/25/43 (h)(i)		4,699,000	4,707,743
Mach One Trust LLC Series 2004-1A Class H, 6.2765% 5/28/40 (h)(i)		2,840,000	2,931,448
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	579,482
Class G, 4.384% 7/12/37	CAD	355,000	285,919
Class H, 4.384% 7/12/37	CAD	236,000	187,580
Class J, 4.384% 7/12/37	CAD	355,000	278,479
Class K, 4.384% 7/12/37	CAD	355,000	274,859
Class L, 4.384% 7/12/37	CAD	236,000	180,360
Class M, 4.384% 7/12/37	CAD	995,000	716,478
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		$ 700,736	$ 350,368
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6764% 5/12/39 (i)		1,200,000	1,303,997
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		158,510	158,510
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		8,249,838	7,754,847
Series 2004-C1 Class IO, 8.5904% 1/15/37 (h)(i)(j)		757,945	32,213
Morgan Stanley BAML Trust:
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		3,250,000	2,928,097
Series 2013-C13 Class D, 4.8964% 11/15/46 (h)(i)		2,500,000	2,244,578
Series 2013-C7 Class E, 4.3038% 2/15/46 (h)(i)		1,000,000	807,020
Series 2013-C9 Class D, 4.1604% 5/15/46 (h)(i)		5,000,000	4,321,420
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	9,027,347
Series 2012-C4 Class E, 5.5254% 3/15/45 (h)(i)		5,630,000	5,646,310
Series 1997-RR Class F, 7.4283% 4/30/39 (h)(i)		886,427	886,427
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,640,970	2,063,081
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,064,324
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,626,748
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,162,715
Series 2011-C1 Class C, 5.2519% 9/15/47 (h)(i)		4,000,000	4,359,296
Series 2011-C2:
Class D, 5.3058% 6/15/44 (h)(i)		4,610,000	4,801,702
Class E, 5.3058% 6/15/44 (h)(i)		9,600,000	9,868,493
Class F, 5.3058% 6/15/44 (h)(i)		4,440,000	4,002,829
Class XB, 0.4596% 6/15/44 (h)(i)(j)		63,708,222	2,052,870
Series 2011-C3:
Class C, 5.1765% 7/15/49 (h)(i)		2,000,000	2,119,242
Class D, 5.1765% 7/15/49 (h)(i)		7,400,000	7,603,803
Series 2012-C4 Class D, 5.5254% 3/15/45 (h)(i)		6,310,000	6,543,085
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		4,081,874	5,092,955
RBSCF Trust Series 2010-MB1 Class D, 4.686% 4/15/24 (h)(i)		9,049,000	9,348,965
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(i)		23,452	23,451
SCG Trust Series 2013-SRP1 Class D, 3.5105% 11/15/26 (h)(i)		1,000,000	965,467
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5649% 8/15/39 (i)		2,080,000	2,215,780
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		$ 10,630,000	$ 10,861,298
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.735% 7/15/24 (h)(i)		1,200,000	1,080,000
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		3,043,674	3,039,193
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(i)		3,000,000	3,418,389
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,870,429
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,997,658
Series 2004-C11:
Class D, 5.3772% 1/15/41 (i)		5,177,000	5,283,367
Class E, 5.4272% 1/15/41 (i)		3,785,000	3,853,618
Series 2004-C12 Class D, 5.2885% 7/15/41 (i)		2,750,000	2,782,590
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,234,181
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7789% 10/15/45 (h)(i)		9,999,000	9,450,165
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,245,455
Class D, 5.5481% 3/15/44 (h)(i)		1,000,000	1,029,096
Class E, 5% 3/15/44 (h)		3,000,000	2,674,524
Series 2011-C5 Class F, 5.25% 11/15/44 (h)(i)		3,000,000	2,702,016
Series 2012-C10 Class E, 4.4601% 12/15/45 (h)(i)		4,090,000	3,271,538
Series 2012-C7 Class D, 4.8477% 6/15/45 (h)(i)		2,380,000	2,369,785
Series 2013-C11:
Class D, 4.1841% 3/15/45 (h)(i)		5,830,000	5,118,501
Class E, 4.1841% 3/15/45 (h)(i)		4,780,000	3,803,303
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,462,248
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $436,709,785)			477,790,324
Bank Loan Obligations - 8.6%

CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		11,500,000	11,615,000
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (i)		2,760,267	2,760,267
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)		$ 1,795,000	$ 1,817,438
Cooper Hotel Group REL 12% 11/6/17		13,321,478	13,987,552
Extended Stay America, Inc. REL 9.625% 12/1/19		2,365,741	2,431,981
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		510,000	521,475
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (i)		9,457,895	9,517,007
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (i)		7,990,026	8,049,951
Tranche B, term loan 11.375% 7/6/14 (i)		5,992,520	6,037,464
Tranche D, term loan 14.9% 7/6/14 (i)		12,000,000	12,150,000
			68,888,135
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		3,517,325	3,407,409
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (i)		5,301,450	5,361,091
TOTAL CONSUMER DISCRETIONARY			77,656,635
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 1LN, term loan 4.25% 3/21/16 (i)		5,149,125	5,187,743
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,200,000	7,362,000
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,826,675
			16,188,675
FINANCIALS - 4.1%
Diversified Financial Services - 1.4%
Blackstone REL 10% 10/1/17		17,414,871	17,763,169
BRE Select Hotels Corp. REL 5.91% 5/9/18 (i)		12,235,818	12,345,940
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		5,417,775	5,424,547
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (i)		7,171,905	7,235,018
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Pilot Travel Centers LLC: - continued
Tranche B, term loan 3.75% 3/30/18 (i)		$ 6,616,664	$ 6,641,808
SBA Senior Finance, Inc. Tranche B, term loan 3.75% 6/30/18 (i)		1,083,174	1,087,236
			50,497,718
Real Estate Investment Trusts - 1.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)		32,355,790	32,477,124
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/10/20 (i)		5,303,205	5,306,520
			37,783,644
Real Estate Management & Development - 1.6%
CBRE Group, Inc. Tranche B, term loan 2.9202% 3/28/21 (i)		4,491,063	4,496,676
CityCenter REL 8.75% 7/12/14 (i)		3,307,347	3,307,347
Equity Inns Reality LLC:
Tranche A, term loan 11% 11/4/14 (i)		8,734,898	8,734,898
Tranche B 2LN, term loan 8.05% 11/4/14 (i)		15,000,000	14,925,000
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		910,342	908,066
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)		27,204,425	27,340,447
			59,712,434
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		1,952,750	1,967,396
TOTAL FINANCIALS			149,961,192
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (i)		2,111,164	2,132,276
Tranche E, term loan 3.4869% 1/25/17 (i)		792,083	796,044
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (i)		7,040,067	7,040,067
			9,968,387
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)		$ 13,064,696	$ 12,852,395
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co.:
Tranche A, term loan 2.1595% 1/31/19 (i)		4,610,909	4,576,327
Tranche B 2LN, term loan 3.25% 1/31/21 (i)		9,166,854	9,166,854
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (i)		1,226,177	1,230,776
			14,973,957
UTILITIES - 0.7%
Electric Utilities - 0.4%
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		4,980,532	4,999,209
Tranche C, term loan 4.25% 12/31/19 (i)		1,154,613	1,158,943
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (i)		3,415,526	3,372,832
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		4,670,652	4,717,359
			14,248,343
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		2,000,000	2,020,000
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		8,955,000	8,977,388
			10,997,388
TOTAL UTILITIES			25,245,731
TOTAL BANK LOAN OBLIGATIONS (Cost $309,431,103)			312,034,715
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)	$ 500,000	$ 25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)	1,220,000	731,756
		756,756
TOTAL PREFERRED SECURITIES (Cost $1,295,562)		756,756
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	236,090,254	236,090,254
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	20,891,200	20,891,200
TOTAL MONEY MARKET FUNDS (Cost $256,981,454)		256,981,454
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,477,049,455)		3,622,463,956
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,435,353)
NET ASSETS - 100%		$ 3,619,028,603
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $532,909,778 or 14.7% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,557,171 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 2,386,192
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 110,400
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.6738% 12/25/42	3/25/03	$ 117,243
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.658% 6/25/35	6/3/05	$ 426,872
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 112,417
Fidelity Securities Lending Cash Central Fund	51,779
Total	$ 164,196
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 67,194,255	$ 11,954,788	$ -	$ 1,139,187	$ 78,517,042
Arbor Realty Trust, Inc.	21,107,288	385,621	-	735,079	19,614,365
Arbor Realty Trust, Inc. Series A, 8.25%	4,748,025	-	-	194,998	4,731,007
Arbor Realty Trust, Inc. Series B, 7.75%	5,901,600	-	-	260,922	5,577,600
Terreno Realty Corp.	22,091,704	1,163,665	-	247,456	21,935,732
Terreno Realty Corp. Series A, 7.75%	5,523,887	-	-	207,012	5,419,178
Total	$ 126,566,759	$ 13,504,074	$ -	$ 2,784,654	$ 135,794,924
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,209,742	$ 4,084,639	$ -	$ 7,125,103
Financials	1,670,813,631	1,651,183,943	17,270,164	2,359,524
Health Care	23,081,456	23,081,456	-	-
Corporate Bonds	743,434,125	-	742,730,282	703,843
Asset-Backed Securities	114,641,957	-	103,200,803	11,441,154
Collateralized Mortgage Obligations	11,719,796	-	10,827,070	892,726
Commercial Mortgage Securities	477,790,324	-	457,011,752	20,778,572
Bank Loan Obligations	312,034,715	-	213,152,836	98,881,879
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Preferred Securities	$ 756,756	$ -	$ -	$ 756,756
Money Market Funds	256,981,454	256,981,454	-	-
Total Investments in Securities:	$ 3,622,463,956	$ 1,935,331,492	$ 1,544,192,907	$ 142,939,557
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 105,573,756
Net Realized Gain (Loss) on Investment Securities	139,910
Net Unrealized Gain (Loss) on Investment Securities	(312,910)
Cost of Purchases	-
Proceeds of Sales	(14,485,408)
Amortization/Accretion	120,331
Transfers into Level 3	7,846,200
Transfers out of Level 3	-
Ending Balance	$ 98,881,879
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ (240,379)
Other Investments in Securities
Beginning Balance	$ 53,636,499
Net Realized Gain (Loss) on Investment Securities	(4,353,032)
Net Unrealized Gain (Loss) on Investment Securities	8,546,728
Cost of Purchases	88,093
Proceeds of Sales	(16,246,119)
Amortization/Accretion	775,156
Transfers into Level 3	1,610,353
Transfers out of Level 3	-
Ending Balance	$ 44,057,678
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ 4,190,797

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.2%
AAA,AA,A	6.3%
BBB	12.6%
BB	7.1%
B	11.3%
CCC,CC,C	1.1%
D	0.0%
Not Rated	7.2%
Equities	47.2%
Short-Term Investments and Net Other Assets	7.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014

Assets
Investment in securities, at value (including securities loaned of $20,331,466) - See accompanying schedule: Unaffiliated issuers (cost $3,095,831,819)	$ 3,229,687,578
Fidelity Central Funds (cost $256,981,454)	256,981,454
Other affiliated issuers (cost $124,236,182)	135,794,924
Total Investments (cost $3,477,049,455)		$ 3,622,463,956
Cash		177,656
Foreign currency held at value (cost $26,790)		26,790
Receivable for investments sold		2,575,220
Receivable for fund shares sold		7,147,022
Dividends receivable		2,121,746
Interest receivable		20,816,964
Distributions receivable from Fidelity Central Funds		24,693
Prepaid expenses		9,889
Other receivables		17,882
Total assets		3,655,381,818

Liabilities
Payable for investments purchased	$ 7,900,773
Payable for fund shares redeemed	4,791,135
Accrued management fee	1,649,185
Distribution and service plan fees payable	247,727
Other affiliated payables	779,303
Other payables and accrued expenses	93,892
Collateral on securities loaned, at value	20,891,200
Total liabilities		36,353,215

Net Assets		$ 3,619,028,603
Net Assets consist of:
Paid in capital		$ 3,435,036,362
Undistributed net investment income		6,477,583
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,070,491
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		145,444,167
Net Assets		$ 3,619,028,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($355,453,815 ÷ 31,521,417 shares)	$ 11.28

Maximum offering price per share (100/96.00 of $11.28)	$ 11.75
Class T: Net Asset Value and redemption price per share ($40,688,117 ÷ 3,606,441 shares)	$ 11.28

Maximum offering price per share (100/96.00 of $11.28)	$ 11.75
Class C: Net Asset Value and offering price per share ($203,247,553 ÷ 18,142,682 shares)A	$ 11.20

Real Estate Income: Net Asset Value, offering price and redemption price per share ($2,449,423,569 ÷ 216,361,475 shares)	$ 11.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($570,215,549 ÷ 50,479,749 shares)	$ 11.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014

Investment Income
Dividends (including $2,784,654 earned from other affiliated issuers)		$ 42,607,621
Interest		58,626,091
Income from Fidelity Central Funds		164,196
Total income		101,397,908

Expenses
Management fee	$ 10,344,132
Transfer agent fees	4,172,392
Distribution and service plan fees	1,500,004
Accounting and security lending fees	661,409
Custodian fees and expenses	28,688
Independent trustees' compensation	8,262
Registration fees	81,774
Audit	81,621
Legal	9,140
Miscellaneous	13,304
Total expenses before reductions	16,900,726
Expense reductions	(47,615)	16,853,111
Net investment income (loss)		84,544,797
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,647,294
Other affiliated issuers	205,800
Foreign currency transactions	(193)
Total net realized gain (loss)		68,852,901
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,123,709)
Assets and liabilities in foreign currencies	4,459
Total change in net unrealized appreciation (depreciation)		(93,119,250)
Net gain (loss)		(24,266,349)
Net increase (decrease) in net assets resulting from operations		$ 60,278,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,544,797	$ 172,485,619
Net realized gain (loss)	68,852,901	73,494,885
Change in net unrealized appreciation (depreciation)	(93,119,250)	61,789,333
Net increase (decrease) in net assets resulting from operations	60,278,448	307,769,837
Distributions to shareholders from net investment income	(117,334,715)	(159,910,438)
Distributions to shareholders from net realized gain	(78,297,305)	(51,534,162)
Total distributions	(195,632,020)	(211,444,600)
Share transactions - net increase (decrease)	(368,997,866)	1,340,100,515
Redemption fees	312,459	782,946
Total increase (decrease) in net assets	(504,038,979)	1,437,208,698

Net Assets
Beginning of period	4,123,067,582	2,685,858,884
End of period (including undistributed net investment income of $6,477,583 and undistributed net investment income of $39,267,501, respectively)	$ 3,619,028,603	$ 4,123,067,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.26	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.54	.52	.53	.18
Net realized and unrealized gain (loss)	(.05)	.60	.61	.76	(.04)
Total from investment operations	.19	1.14	1.13	1.29	.14
Distributions from net investment income	(.35)	(.53)	(.51)	(.50)	(.15)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.58) L	(.73)	(.60) K	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 11.28	$ 11.67	$ 11.26	$ 10.73	$ 9.94
Total Return B, C, D	1.84%	10.45%	11.24%	13.27%	1.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.08%	1.12%	1.13%	1.09% A
Expenses net of fee waivers, if any	1.06% A	1.08%	1.12%	1.13%	1.09% A
Expenses net of all reductions	1.06% A	1.07%	1.11%	1.12%	1.09% A
Net investment income (loss)	4.35% A	4.62%	4.89%	5.00%	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 355,454	$ 378,269	$ 137,352	$ 60,283	$ 3,830
Portfolio turnover rate G	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

L Total distributions of $.58 per share is comprised of distributions from net investment income of $.346 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.26	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.54	.52	.52	.17
Net realized and unrealized gain (loss)	(.05)	.60	.62	.76	(.03)
Total from investment operations	.19	1.14	1.14	1.28	.14
Distributions from net investment income	(.34)	(.53)	(.50)	(.50)	(.15)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.58)	(.73)	(.60)	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 11.28	$ 11.67	$ 11.26	$ 10.72	$ 9.94
Total Return B, C, D	1.81%	10.42%	11.33%	13.11%	1.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.08%	1.11%	1.16%	1.17% A
Expenses net of fee waivers, if any	1.07% A	1.08%	1.11%	1.16%	1.17% A
Expenses net of all reductions	1.07% A	1.08%	1.11%	1.16%	1.17% A
Net investment income (loss)	4.33% A	4.61%	4.90%	4.96%	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,688	$ 46,198	$ 26,143	$ 7,626	$ 862
Portfolio turnover rate G	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.20	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.20	.45	.44	.45	.15
Net realized and unrealized gain (loss)	(.06)	.60	.62	.74	(.03)
Total from investment operations	.14	1.05	1.06	1.19	.12
Distributions from net investment income	(.30)	(.46)	(.43)	(.45)	(.14)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.53) K	(.66)	(.53)	(.45)	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 11.20	$ 11.59	$ 11.20	$ 10.67	$ 9.93
Total Return B, C, D	1.40%	9.66%	10.49%	12.25%	1.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.81%	1.87%	1.89%	1.86% A
Expenses net of fee waivers, if any	1.79% A	1.81%	1.87%	1.89%	1.86% A
Expenses net of all reductions	1.79% A	1.81%	1.87%	1.89%	1.86% A
Net investment income (loss)	3.62% A	3.88%	4.14%	4.23%	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,248	$ 204,012	$ 52,780	$ 21,555	$ 836
Portfolio turnover rate G	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.53 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.29	$ 10.75	$ 9.95	$ 8.21	$ 9.43
Income from Investment Operations
Net investment income (loss) D	.26	.57	.54	.55	.53	.54
Net realized and unrealized gain (loss)	(.05)	.60	.62	.76	1.73	(1.27)
Total from investment operations	.21	1.17	1.16	1.31	2.26	(.73)
Distributions from net investment income	(.36)	(.55)	(.52)	(.51)	(.52)	(.50)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-	-
Total distributions	(.60)	(.75)	(.62)	(.51)	(.52)	(.50)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 11.32	$ 11.71	$ 11.29	$ 10.75	$ 9.95	$ 8.21
Total Return B, C	1.97%	10.71%	11.50%	13.41%	28.29%	(6.92)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.84%	.90%	.92%	.97%	1.00%
Expenses net of fee waivers, if any	.83% A	.84%	.89%	.92%	.96%	1.00%
Expenses net of all reductions	.83% A	.84%	.89%	.92%	.96%	1.00%
Net investment income (loss)	4.58% A	4.85%	5.12%	5.21%	5.60%	7.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,449,424	$ 2,884,545	$ 2,252,149	$ 1,660,063	$ 1,030,393	$ 463,269
Portfolio turnover rate F	18% A	26%	27%	25%	28%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.28	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.26	.57	.55	.55	.19
Net realized and unrealized gain (loss)	(.05)	.60	.62	.76	(.04)
Total from investment operations	.21	1.17	1.17	1.31	.15
Distributions from net investment income	(.36)	(.56)	(.53)	(.52)	(.15)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.60)	(.76)	(.63)	(.52)	(.15)
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 11.30	$ 11.69	$ 11.28	$ 10.74	$ 9.95
Total Return B, C	2.00%	10.72%	11.62%	13.44%	1.58%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.80%	.84%	.89%	.85% A
Expenses net of fee waivers, if any	.78% A	.80%	.84%	.89%	.85% A
Expenses net of all reductions	.78% A	.80%	.84%	.89%	.85% A
Net investment income (loss)	4.63% A	4.89%	5.17%	5.24%	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 570,216	$ 610,045	$ 217,435	$ 43,282	$ 2,930
Portfolio turnover rate F	18% A	26%	27%	25%	28%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended January 31, 2014

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

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3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 924,990	Discounted cash flow	Yield	7.5%-10.0%/8.4%	Decrease
Bank Loan Obligations	$ 29,640,839	Discounted cash flow	Yield	8.8%-10.8%/10.4%	Decrease
		Replacement cost	Transaction price	$100.90	Increase
Collateralized Mortgage Obligations	$ 891,136	Discounted cash flow	Yield	6.5%-35%/12.2%	Decrease
Commercial Mortgage Securities	$ 3,716,416	Discounted cash flow	Yield	11.0%	Decrease
		Market comparable	Spread	13.5%	Decrease
			Quoted price	$90.00	Increase

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 01/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 7,125,103	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$ 692,843	Discounted cash flow	Discount rate	25.0%	Decrease
Preferred Securities	$ 731,756	Discounted cash flow	Yield	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 261,973,727
Gross unrealized depreciation	(117,905,442)
Net unrealized appreciation (depreciation) on securities and other investments	$ 144,068,285

Tax cost	$ 3,478,395,671

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $317,023,796 and $772,955,350, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 454,209	$ 12,764
Class T	-%	.25%	52,628	-
Class C	.75%	.25%	993,167	533,131
			$ 1,500,004	$ 545,895

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38,619
Class T	5,145
Class C*	49,275
$ 93,039

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 390,160.21
Class T	47,875.23
Class C	192,786.19
Real Estate Income	3,006,569.23
Institutional Class	535,002.18
	$ 4,172,392

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,995 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,297 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

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Notes to Financial Statements - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $51,779, including $155 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $30,140 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $863.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,612.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 11,089,113	$ 10,238,777
Class T	1,257,109	1,523,114
Class C	5,232,131	4,241,554
Real Estate Income	80,991,698	126,726,805
Institutional Class	18,764,664	17,180,188
Total	$ 117,334,715	$ 159,910,438

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 7,591,572	$ 2,837,075
Class T	874,881	506,062
Class C	4,152,798	1,181,312
Real Estate Income	53,508,403	42,729,814
Institutional Class	12,169,651	4,279,899
Total	$ 78,297,305	$ 51,534,162

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	6,891,371	25,244,691	$ 77,762,538	$ 296,851,509
Reinvestment of distributions	1,384,858	900,102	15,227,597	10,299,964
Shares redeemed	(9,173,932)	(5,925,325)	(103,204,503)	(69,436,144)
Net increase (decrease)	(897,703)	20,219,468	$ (10,214,368)	$ 237,715,329
Class T
Shares sold	513,884	2,730,063	$ 5,800,119	$ 31,978,463
Reinvestment of distributions	166,394	132,742	1,830,121	1,515,681
Shares redeemed	(1,032,143)	(1,226,451)	(11,629,761)	(14,137,454)
Net increase (decrease)	(351,865)	1,636,354	$ (3,999,521)	$ 19,356,690
Class C
Shares sold	3,705,442	14,157,408	$ 41,516,419	$ 165,598,758
Reinvestment of distributions	659,669	375,304	7,210,508	4,279,651
Shares redeemed	(3,829,823)	(1,637,958)	(42,865,936)	(19,029,492)
Net increase (decrease)	535,288	12,894,754	$ 5,860,991	$ 150,848,917
Real Estate Income
Shares sold	29,545,525	123,727,906	$ 334,111,630	$ 1,450,014,694
Reinvestment of distributions	10,885,612	13,299,047	120,139,377	151,923,311
Shares redeemed	(70,321,845)	(90,180,888)	(795,863,350)	(1,057,830,249)
Net increase (decrease)	(29,890,708)	46,846,065	$ (341,612,343)	$ 544,107,756

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Institutional Class
Shares sold	14,673,120	42,960,747	$ 165,980,345	$ 506,030,603
Reinvestment of distributions	1,839,876	1,337,082	20,256,563	15,315,413
Shares redeemed	(18,220,990)	(11,392,454)	(205,269,533)	(133,274,193)
Net increase (decrease)	(1,707,994)	32,905,375	$ (19,032,625)	$ 388,071,823

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2014 and for the year ended July 31, 2013, and the financial highlights for the six months ended January 31, 2014 and for each of the five years in the period endedJuly 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2014 and for the year ended July 31, 2013, and the financial highlights for the six months ended January 31, 2014 and for each of the five years in the period ended July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 24, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

REIA-USAN-0314
1.907551.103

Fidelity®

Real Estate Income

Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.06%
Actual		$ 1,000.00	$ 1,018.40	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.07%
Actual		$ 1,000.00	$ 1,018.10	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class C	1.79%
Actual		$ 1,000.00	$ 1,014.00	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,016.18	$ 9.10
Real Estate Income	.83%
Actual		$ 1,000.00	$ 1,019.70	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,020.00	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Financial, Inc.	3.0	2.5
Equity Lifestyle Properties, Inc.	2.7	2.1
Acadia Realty Trust (SBI)	2.2	1.6
Ventas, Inc.	1.7	1.5
Mid-America Apartment Communities, Inc.	1.1	0.9
	10.7
Top 5 Bonds as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
iStar Financial, Inc. 5.875% 3/15/16	1.0	0.9
Standard Pacific Corp. 8.375% 5/15/18	0.9	0.8
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17	0.9	0.9
Annaly Capital Management, Inc. 5% 5/15/15	0.9	0.8
M/I Homes, Inc. 8.625% 11/15/18	0.8	0.7
	4.5
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	16.0	15.3
REITs - Management/Investment	8.9	8.9
REITs - Shopping Centers	6.1	5.3
REITs - Health Care Facilities	6.1	6.2
REITs - Apartments	5.0	5.1
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Common Stocks 31.6%		Common Stocks 32.7%
	Preferred Stocks 14.5%		Preferred Stocks 12.8%
	Bonds 34.3%		Bonds 33.2%
	Convertible Securities 4.0%		Convertible Securities 3.8%
	Other Investments 8.6%		Other Investments 11.0%
	Short-Term Investments and Net Other Assets (Liabilities) 7.0%		Short-Term Investments and Net Other Assets (Liabilities) 6.5%
* Foreign investments	3.2%	** Foreign investments	3.4%

Semiannual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Common Stocks - 31.6%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	$ 7,125,103
FINANCIALS - 30.7%
Capital Markets - 0.3%
Ellington Financial LLC	519,500	12,296,565
Real Estate Investment Trusts - 29.7%
Acadia Realty Trust (SBI) (g)	3,085,149	78,517,042
AG Mortgage Investment Trust, Inc.	628,800	10,431,792
American Residential Properties, Inc. (f)	314,046	5,809,851
American Tower Corp.	184,300	14,906,184
Anworth Mortgage Asset Corp.	1,420,710	6,663,130
Apartment Investment & Management Co. Class A	1,317,300	36,844,881
Arbor Realty Trust, Inc. (g)	2,855,075	19,614,365
Associated Estates Realty Corp.	447,708	7,149,897
AvalonBay Communities, Inc.	227,000	28,034,500
BioMed Realty Trust, Inc.	1,166,500	22,758,415
Blackstone Mortgage Trust, Inc.	75,200	2,110,112
Boardwalk (REIT)	126,200	6,628,687
Canadian (REIT)	131,600	5,024,136
CBL & Associates Properties, Inc.	2,224,773	37,798,893
Cedar Shopping Centers, Inc.	1,208,910	7,628,222
Chambers Street Properties (f)	786,493	6,087,456
Chartwell Retirement Residence	459,700	4,395,785
Chartwell Retirement Residence (h)	78,500	750,640
CYS Investments, Inc.	2,004,739	15,877,533
Douglas Emmett, Inc.	829,400	21,091,642
DuPont Fabros Technology, Inc.	110,400	2,869,296
Dynex Capital, Inc.	1,989,943	16,038,941
EastGroup Properties, Inc.	181,500	10,770,210
Ellington Residential Mortgage REIT	260,000	4,204,200
Equity Lifestyle Properties, Inc.	2,451,560	96,370,824
Equity Residential (SBI)	346,100	19,167,018
Excel Trust, Inc.	1,365,628	15,581,815
Extra Space Storage, Inc.	210,300	9,602,298
First Potomac Realty Trust	1,381,615	18,043,892
Glimcher Realty Trust	869,300	7,441,208
H&R REIT/H&R Finance Trust	284,100	5,395,030
Hatteras Financial Corp.	525,200	9,422,088
Highwoods Properties, Inc. (SBI)	245,000	9,099,300
Lexington Corporate Properties Trust	3,229,689	34,912,938
Liberty Property Trust (SBI)	122,600	4,462,640
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	444,013	$ 16,850,293
MFA Financial, Inc.	14,796,493	107,866,417
Mid-America Apartment Communities, Inc.	623,700	40,253,598
Monmouth Real Estate Investment Corp. Class A	707,690	6,539,056
National Retail Properties, Inc.	173,700	5,766,840
Newcastle Investment Corp.	2,318,100	12,610,464
NorthStar Realty Finance Corp. (f)	410,200	5,984,818
Piedmont Office Realty Trust, Inc. Class A	719,200	11,989,064
Prologis, Inc.	876,287	33,964,884
Redwood Trust, Inc. (f)	766,700	14,337,290
Retail Properties America, Inc.	463,550	6,114,225
Select Income (REIT)	416,600	11,498,160
Senior Housing Properties Trust (SBI)	911,300	20,522,476
Simon Property Group, Inc.	166,900	25,842,796
Stag Industrial, Inc.	611,469	13,122,125
Summit Hotel Properties, Inc.	403,700	3,596,967
Terreno Realty Corp. (g)	1,270,164	21,935,732
Two Harbors Investment Corp.	1,644,280	16,163,272
Ventas, Inc.	978,446	61,045,246
Washington REIT (SBI)	426,700	9,942,110
Weyerhaeuser Co.	635,300	18,982,764
WP Carey, Inc.	121,800	7,195,944
		1,073,629,402
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A (f)	257,600	9,783,596
Kennedy-Wilson Holdings, Inc.	664,021	15,949,784
		25,733,380
TOTAL FINANCIALS		1,111,659,347
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc. (a)	251,900	6,917,174
Emeritus Corp. (a)	733,074	16,164,282
		23,081,456
TOTAL COMMON STOCKS (Cost $1,066,641,469)		1,141,865,906
Preferred Stocks - 15.6%
	Shares	Value
Convertible Preferred Stocks - 1.1%
FINANCIALS - 1.1%
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	$ 2,493,750
CommonWealth REIT 6.50%	396,216	8,597,887
Excel Trust, Inc. 7.00% (h)	248,200	5,974,174
Health Care REIT, Inc. Series I, 6.50%	46,800	2,549,140
Lexington Corporate Properties Trust Series C, 6.50%	391,173	17,888,341
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,351,600
Weyerhaeuser Co. Series A, 6.375%	20,000	1,072,500
		40,927,392
Nonconvertible Preferred Stocks - 14.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	157,952	4,084,639
FINANCIALS - 14.4%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	3,938,717
Real Estate Investment Trusts - 14.2%
AG Mortgage Investment Trust, Inc. 8.00%	324,817	7,262,908
American Capital Agency Corp. 8.00%	200,000	5,102,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
American Homes 4 Rent:
Series A, 5.00%	190,000	4,651,200
Series B, 5.00%	120,000	2,946,000
American Realty Capital Properties, Inc. Series F, 6.70%	164,000	3,509,600
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,394,084
Series C, 7.625%	77,837	1,790,251
Series D, 7.50%	213,116	4,850,520
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,647,861
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,400,031
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,364,700
Arbor Realty Trust, Inc.:
Series A, 8.25% (g)	189,089	4,731,007
Series B, 7.75% (g)	240,000	5,577,600
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,363,486
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	$ 1,177,820
Series E, 9.00%	85,751	2,230,384
Boston Properties, Inc. 5.25%	10,915	222,884
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,210,775
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,855,377
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	6,977,315
Series E, 6.625%	95,000	2,128,950
Cedar Shopping Centers, Inc. Series B, 7.25%	399,750	9,198,248
CenterPoint Properties Trust Series D, 5.377%	3,575	2,359,500
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,656,885
Colony Financial, Inc. Series A, 8.50%	282,171	7,150,213
CommonWealth REIT:
7.50%	93,300	1,940,640
Series E, 7.25%	518,646	11,736,959
Coresite Realty Corp. Series A, 7.25%	258,224	5,985,632
Corporate Office Properties Trust Series L, 7.375%	80,000	1,953,600
CubeSmart Series A, 7.75%	40,000	1,030,000
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,550,890
Series B, 7.50%	311,567	6,511,750
DDR Corp.:
Series J, 6.50%	237,721	5,336,836
Series K, 6.25%	228,888	4,930,248
Digital Realty Trust, Inc.:
Series E, 7.00%	105,411	2,448,698
Series G, 5.875%	145,444	2,750,346
Duke Realty LP Series L, 6.60%	10,666	254,917
DuPont Fabros Technology, Inc. Series B, 7.625%	331,202	7,948,848
Dynex Capital, Inc.:
Series A, 8.50%	362,932	8,797,472
Series B, 7.625%	252,120	5,551,682
Equity Lifestyle Properties, Inc. Series C, 6.75%	924,148	21,430,992
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,026,000
Excel Trust, Inc. Series B, 8.125%	400,000	10,264,000
First Potomac Realty Trust 7.75%	415,296	10,552,671
Five Oaks Investment Corp. Series A, 8.75%	60,000	1,488,000
General Growth Properties, Inc. Series A, 6.375%	81,868	1,750,338
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Gladstone Commercial Corp. Series C, 7.125%	232,238	$ 5,929,036
Glimcher Realty Trust:
6.875%	256,115	5,621,724
Series G, 8.125%	109,192	2,745,087
Series H, 7.50%	198,527	4,730,898
Hatteras Financial Corp. Series A, 7.625%	197,288	4,409,387
Health Care REIT, Inc. Series J, 6.50%	20,000	473,000
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,071,577
Series C, 6.875%	50,000	1,145,500
Hospitality Properties Trust Series D, 7.125%	40,800	982,464
Hudson Pacific Properties, Inc. 8.375%	394,069	10,190,624
Inland Real Estate Corp. Series A, 8.125%	423,500	10,883,950
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,653,336
Investors Real Estate Trust Series B, 7.95%	126,572	3,241,509
iStar Financial, Inc.:
Series E, 7.875%	188,696	4,490,965
Series F, 7.80%	367,813	8,621,537
Kilroy Realty Corp.:
Series G, 6.875%	40,000	924,800
Series H, 6.375%	81,796	1,744,709
Kite Realty Group Trust 8.25%	96,100	2,441,901
LaSalle Hotel Properties:
Series G, 7.25%	42,026	1,029,637
Series H, 7.50%	126,308	3,210,749
Series I, 6.375%	192,698	4,143,007
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,829,000
Series B, 7.625%	31,240	596,996
MFA Financial, Inc.:
8.00%	538,930	14,033,737
Series B, 7.50%	567,024	12,361,123
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,001,600
Series B, 7.875%	95,000	2,384,500
National Retail Properties, Inc.:
5.70%	82,104	1,658,501
Series D, 6.625%	144,233	3,395,245
New York Mortgage Trust, Inc. Series B, 7.75%	171,101	3,562,323
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	$ 5,446,334
Series C, 8.875%	275,338	6,952,285
Series D, 8.50%	161,601	3,952,760
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,526,600
Series B, 8.00%	185,085	4,706,712
Series C, 6.50%	178,160	3,748,486
Pennsylvania (REIT) 7.375%	100,510	2,422,291
Prologis, Inc. Series Q, 8.54%	94,446	5,290,865
PS Business Parks, Inc. Series R, 6.875%	50,000	1,234,500
Regency Centers Corp. Series 6, 6.625%	62,261	1,469,982
Retail Properties America, Inc. 7.00%	291,498	6,552,875
Sabra Health Care REIT, Inc. Series A, 7.125%	200,000	4,950,000
Saul Centers, Inc.:
Series A, 8.00%	38,072	967,790
Series C, 6.875%	315,478	7,382,185
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,456,400
Series B, 6.625%	80,000	1,836,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	92,323	2,252,681
Series B, 8.25%	80,000	1,933,600
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,683,994
Series B, 7.875%	190,173	4,720,094
Series C, 7.125%	153,212	3,399,774
Sun Communities, Inc. Series A, 7.125%	360,000	8,622,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	117,623	2,975,862
Taubman Centers, Inc. Series K, 6.25%	96,120	2,094,455
Terreno Realty Corp. Series A, 7.75% (g)	213,690	5,419,178
UMH Properties, Inc. Series A, 8.25%	600,000	15,282,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	4,914,000
Vornado Realty LP 7.875%	54,682	1,429,934
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,183,059
Winthrop Realty Trust:
7.75%	540,000	13,678,200
Series D, 9.25%	65,000	1,727,050
		510,720,510
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Kennedy-Wilson, Inc. 7.75%	141,574	$ 3,567,665
TOTAL FINANCIALS		518,226,892
TOTAL NONCONVERTIBLE PREFERRED STOCKS		522,311,531
TOTAL PREFERRED STOCKS (Cost $582,100,999)		563,238,923
Corporate Bonds - 20.5%
		Principal Amount (e)
Convertible Bonds - 2.9%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,419,800
FINANCIALS - 2.8%
Consumer Finance - 0.1%
Zais Financial Partners LP 8% 11/15/16 (h)		2,000,000	2,013,750
Diversified Financial Services - 0.4%
IAS Operating Partnership LP 5% 3/15/18 (h)		16,990,000	16,151,119
Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	32,043,543
Ares Commercial Real Estate Corp. 7% 12/15/15		14,700,000	15,030,750
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18		5,750,000	6,228,400
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		1,000,000	1,000,000
Colony Financial, Inc.:
3.875% 1/15/21		3,250,000	3,256,094
5% 4/15/23		9,000,000	9,465,300
PennyMac Corp. 5.375% 5/1/20 (h)		4,000,000	3,877,500
RAIT Financial Trust 4% 10/1/33		2,000,000	1,962,500
Redwood Trust, Inc. 4.625% 4/15/18		8,500,000	8,723,550
			81,587,637
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 3.625% 8/15/20 (h)		$ 1,000,000	$ 1,016,875
Grubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	11,000
			1,027,875
TOTAL FINANCIALS			100,780,381
TOTAL CONVERTIBLE BONDS			105,200,181
Nonconvertible Bonds - 17.6%
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.8%
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	1,955,000
6.75% 6/1/19		5,875,000	6,315,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		4,000,000	4,140,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,668,750
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		2,000,000	1,965,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,522,092	10,963,039
			30,007,414
Household Durables - 5.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,500,000	10,395,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		1,000,000	1,005,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,691,713
D.R. Horton, Inc.:
4.75% 5/15/17		2,000,000	2,120,000
5.75% 8/15/23		2,510,000	2,585,300
KB Home:
8% 3/15/20		8,465,000	9,417,313
9.1% 9/15/17		8,115,000	9,524,981
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,513,100
5.6% 5/31/15		6,000,000	6,312,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.: - continued
6.5% 4/15/16		$ 4,000,000	$ 4,350,000
6.95% 6/1/18		14,280,000	15,993,600
M.D.C. Holdings, Inc. 5.5% 1/15/24		500,000	504,384
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,269,675
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,051,750
7.15% 4/15/20		7,060,000	7,713,050
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,659,963
8.4% 5/15/17		5,420,000	6,260,100
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,250,000
8.375% 5/15/18		28,983,000	33,982,568
10.75% 9/15/16		8,415,000	10,203,188
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,619,750
William Lyon Homes, Inc.:
8.5% 11/15/20		13,595,000	14,682,600
8.5% 11/15/20 (h)		1,955,000	2,111,400
			188,216,435
TOTAL CONSUMER DISCRETIONARY			218,223,849
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		759,804	854,780
FINANCIALS - 10.6%
Diversified Financial Services - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	5,052,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22 (h)		3,680,000	3,647,800
6% 8/1/20 (h)		3,000,000	3,108,750
6% 8/1/20		3,000,000	3,093,750
			14,902,488
Real Estate Investment Trusts - 7.6%
American Tower Corp. 3.4% 2/15/19		1,000,000	1,034,044
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust 5% 6/15/15		$ 1,100,000	$ 1,159,763
CBL & Associates LP 5.25% 12/1/23		1,000,000	1,031,153
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,755,333
6.25% 6/15/14		8,355,000	8,514,071
CubeSmart LP 4.8% 7/15/22		2,000,000	2,099,572
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,213,788
7.5% 4/1/17		6,000,000	6,984,114
7.5% 7/15/18		8,756,000	10,467,816
7.875% 9/1/20		4,637,000	5,771,906
9.625% 3/15/16		3,836,000	4,474,909
DuPont Fabros Technology LP 5.875% 9/15/21		1,000,000	1,037,500
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,749,127
6.25% 1/15/17		3,000,000	3,351,852
Equity Residential 5.125% 3/15/16		7,201,000	7,819,681
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,342,025
6% 3/1/15		1,000,000	1,055,717
6% 1/30/17		2,383,000	2,686,089
7.072% 6/8/15		1,500,000	1,616,607
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,096,801
4.125% 4/1/19		2,000,000	2,129,286
6.2% 6/1/16		2,750,000	3,067,180
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	3,814,336
5.75% 1/15/21		3,095,000	3,393,110
6.5% 1/17/17		2,875,000	3,230,626
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,512,353
5.85% 3/15/17		2,800,000	3,102,921
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,293,958
5.625% 3/15/17		915,000	996,334
7.875% 8/15/14		1,000,000	1,001,994
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,025,516
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.25% 8/15/16		$ 9,675,000	$ 10,294,655
6.25% 6/15/17		1,055,000	1,133,890
6.65% 1/15/18		4,246,000	4,658,749
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,926,375
5.85% 3/15/17		3,587,000	3,838,090
5.875% 3/15/16		34,260,000	36,658,200
6.05% 4/15/15		14,630,000	15,361,500
7.125% 2/15/18		5,725,000	6,397,688
9% 6/1/17		9,175,000	10,780,625
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,727,325
6.875% 5/1/21		2,000,000	2,130,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	1,871,158
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	6,052,504
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,284,200
7.5% 2/15/20		1,000,000	1,077,500
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,150,000
Prologis LP:
6.625% 5/15/18		6,480,000	7,611,900
7.625% 7/1/17		4,690,000	5,357,593
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,371,168
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,210,200
6.75% 4/15/20		13,624,000	15,449,820
6.75% 12/15/21		8,000,000	9,036,848
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		1,000,000	1,039,444
5.25% 1/15/16		4,000,000	4,306,272
			272,555,186
Real Estate Management & Development - 2.6%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,090,372
Brandywine Operating Partnership LP 7.5% 5/15/15		1,000,000	1,081,074
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc.:
5% 3/15/23		$ 6,020,000	$ 5,756,625
6.625% 10/15/20		1,205,000	1,290,856
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,640,125
ERP Operating LP 5.25% 9/15/14		4,815,000	4,950,692
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,139,956
Howard Hughes Corp. 6.875% 10/1/21 (h)		7,715,000	8,042,888
Kennedy-Wilson, Inc. 8.75% 4/1/19		20,410,000	22,195,875
Mid-America Apartments LP:
6.05% 9/1/16 (h)		2,500,000	2,765,765
6.25% 6/15/14 (h)		3,094,000	3,155,605
Realogy Corp. 7.875% 2/15/19 (h)		7,085,000	7,722,650
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,778,264
5.875% 6/15/17		400,000	446,955
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	2,911,527
3.125% 11/30/15		13,807,000	14,362,235
4% 4/30/19		2,262,000	2,406,820
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,185,289
			93,923,573
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		364,654	692,843
TOTAL FINANCIALS			382,074,090
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		1,370,000	1,404,250
7.75% 2/15/19		10,410,000	11,190,750
			12,595,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		$ 2,795,000	$ 2,725,125
5.5% 2/1/21		7,425,000	7,536,375
			10,261,500
TOTAL HEALTH CARE			22,856,500
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		4,235,000	3,959,725
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,202,500
TOTAL INDUSTRIALS			7,162,225
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,000,000	3,097,500
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	3,965,000
TOTAL NONCONVERTIBLE BONDS			638,233,944
TOTAL CORPORATE BONDS (Cost $697,999,846)			743,434,125
Asset-Backed Securities - 3.2%

Capital Trust RE CDO Ltd.:
Series 2005-1A Class D, 1.657% 3/20/50 (h)(i)		2,250,000	95,625
Series 2005-3A Class A2, 5.16% 6/25/35 (h)		264,431	264,431
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4904% 1/20/37 (h)(i)		357,183	339,324
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		956,538	946,973
Asset-Backed Securities - continued
		Principal Amount (e)	Value
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (h)(i)		$ 3,497,294	$ 3,374,889
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33 (i)		500,000	429,076
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		556,208	339,565
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		582,049	585,425
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		8,802,183	8,552,351
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6026% 11/28/39 (h)(i)		598,811	17,964
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,699,280
Series 1997-3 Class M1, 7.53% 3/15/28		7,126,308	5,925,070
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.658% 6/25/35 (i)(k)		483,868	10,762
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.708% 8/26/30 (h)(i)		735,000	718,830
Class E, 2.158% 8/26/30 (h)(i)		1,420,000	954,950
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		3,000,000	2,969,838
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,044,685	506,672
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33 (i)		1,923,000	2,049,803
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.418% 2/25/47 (h)(i)		5,391,235	5,291,497
Class A2, 0.448% 2/25/47 (h)(i)		21,240,000	19,997,460
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	773,990
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		1,508,636	1,522,450
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8878% 2/5/36 (h)(i)		3,748,294	375
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7459% 9/25/26 (h)(i)		2,000,000	1,375,000
Series 2006-1A:
Class A1A, 0.5059% 9/25/26 (h)(i)		741,277	739,795
Class A1B, 0.5759% 9/25/26 (h)(i)		22,506,000	22,055,880
Class A2B, 0.5559% 9/25/26 (h)(i)		394,075	390,922
Class B, 0.6059% 9/25/26 (h)(i)		3,450,000	3,355,125
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A: - continued
Class C, 0.7759% 9/25/26 (h)(i)		$ 7,030,000	$ 6,801,525
Class D, 0.8759% 9/25/26 (h)(i)		2,080,000	1,955,200
Class E, 0.9759% 9/25/26 (h)(i)		2,780,000	2,592,350
Class F, 1.3959% 9/25/26 (h)(i)		3,483,000	3,195,653
Class G, 1.5959% 9/25/26 (h)(i)		1,599,000	1,461,166
Class H, 1.8959% 9/25/26 (h)(i)		1,535,000	1,398,846
Class J, 2.9959% 9/25/26 (h)(i)		1,500,000	1,380,000
Class K, 3.4959% 9/25/26 (h)(i)		2,475,000	2,208,938
Class L, 4.2459% 9/25/26 (h)(i)		1,500,000	1,357,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5591% 11/21/40 (h)(i)		7,481,136	6,957,457
Class F, 2.1891% 11/21/40 (h)(i)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $114,563,877)			114,641,957
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.34% 6/15/22 (h)(i)		733,704	726,367
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		42,378	1,589
Series 2002-R2 Class 2B3, 3.6513% 7/25/33 (h)(i)		189,945	76,333
Series 2003-40 Class B3, 4.5% 10/25/18 (h)		33,321	1,497
Series 2003-R3 Class B2, 5.5% 11/25/33 (h)		1,161,999	141,872
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(i)		76,089	7,145
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3581% 12/25/46 (h)(i)		4,500,000	4,871,462
Series 2010-K7 Class B, 5.4355% 4/25/20 (h)(i)		3,200,000	3,480,656
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,638,628	1,731,910
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.111% 7/10/35 (h)(i)		181,763	192,622
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		18,829	16,675
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.661% 12/10/35 (h)(i)		189,090	57,908
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-A Class B7, 4.411% 2/10/36 (h)(i)		$ 200,695	$ 82,924
Series 2004-B Class B7, 4.161% 2/10/36 (h)(i)		248,943	93,398
TOTAL PRIVATE SPONSOR			11,482,358
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		127,400	54,982
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1457% 2/25/42 (h)(i)		90,651	49,412
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.6738% 12/25/42 (i)(k)		197,185	46,241
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.0928% 6/25/43 (h)(i)		132,346	55,746
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.1237% 10/25/42 (h)(i)		58,076	31,057
TOTAL U.S. GOVERNMENT AGENCY			237,438
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,325,360)			11,719,796
Commercial Mortgage Securities - 13.2%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (k)		2,464,147	2,445,186
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,274,055
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.2895% 11/10/42 (i)		3,580,000	3,735,197
Series 2005-5 Class D, 5.223% 10/10/45 (i)		4,000,000	4,062,524
Series 2005-6 Class AJ, 5.1841% 9/10/47 (i)		5,000,000	5,307,780
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.16% 3/15/22 (h)(i)		760,684	573,335
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.66% 8/15/17 (h)(i)		4,900,000	5,033,770
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.439% 3/11/39 (i)		5,700,000	5,942,735
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5794% 4/12/38 (h)(i)		2,520,000	2,682,512
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.91% 8/15/26 (h)(i)		2,500,000	2,502,370
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1076% 9/10/46 (h)(i)		$ 2,750,000	$ 2,523,925
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		4,300,000	3,129,153
Series 2012-CR5 Class D, 4.3351% 12/10/45 (h)(i)		2,000,000	1,908,480
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,825,789
Series 2013-CR12 Class D, 5.086% 10/10/46 (h)(i)		1,500,000	1,369,271
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		2,000,000	1,724,774
Series 2013-LC6 Class D, 4.2901% 1/10/46 (h)(i)		2,000,000	1,782,110
COMM Mortgage Trust pass-thru certificates floater Series 2006-FL12:
Class AJ, 0.29% 12/15/20 (h)(i)		1,949,031	1,926,584
Class B, 0.33% 12/15/20 (h)(i)		2,599,623	2,563,993
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,789,999	2,698,484
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,250,595
Series 2012-CR1:
Class C, 5.3677% 5/15/45 (i)		1,000,000	1,059,763
Class D, 5.3677% 5/15/45 (h)(i)		5,550,000	5,454,218
Series 2012-CR2:
Class D, 4.8579% 8/15/45 (h)(i)		4,500,000	4,446,531
Class E, 4.8579% 8/15/45 (h)(i)		6,000,000	5,670,510
Series 2012-LC4:
Class C, 5.6478% 12/10/44 (i)		2,000,000	2,161,368
Class D, 5.6478% 12/10/44 (h)(i)		8,000,000	7,877,024
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,696,183	1,812,732
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		2,375,180	2,462,744
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5571% 11/10/46 (h)(i)		12,490,000	12,927,425
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		358,081	357,755
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1722% 6/10/31 (h)(i)		91,642	91,620
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		500,000	490,161
Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		3,700,694	3,801,018
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (i)(j)		12,206,096	1,758,398
Series K012 Class X3, 2.2879% 1/25/41 (i)(j)		21,072,886	2,713,872
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac: - continued
pass-thru certificates: - continued
Series K013 Class X3, 2.7902% 1/25/43 (i)(j)		$ 14,360,000	$ 2,289,530
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,520,886
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		723,928	725,376
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		794,827	873,652
Series 1999-C3 Class J, 6.974% 8/15/36 (h)		1,500,000	1,532,558
Series 2000-C1 Class K, 7% 3/15/33		31,530	32,152
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 5.9793% 8/10/43 (h)(i)		4,000,000	4,307,100
Class E, 4% 8/10/43 (h)		3,770,000	3,207,346
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.225% 12/10/43 (h)(i)		3,000,000	3,060,978
Series 2011-GC5:
Class C, 5.3074% 8/10/44 (h)(i)		9,000,000	9,663,597
Class D, 5.3074% 8/10/44 (h)(i)		4,000,000	3,994,952
Series 2012-GC6 Class C, 5.638% 1/10/45 (h)(i)		3,600,000	3,895,621
Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (i)		6,500,000	7,017,280
Class D, 5.7227% 5/10/45 (h)(i)		2,000,000	2,001,818
Series 2013-GC16 Class D, 5.323% 11/10/46 (h)(i)		3,250,000	2,997,515
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 5.2216% 11/5/30 (h)(i)		3,000,000	3,039,243
Invitation Homes Trust floater Series 2013-SFR1:
Class E, 2.814% 12/17/30 (h)(i)		1,500,000	1,504,728
Class F, 3.814% 12/17/30 (h)(i)		1,750,000	1,758,530
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.16% 4/15/18 (h)(i)		2,225,379	2,250,202
Series 2013-JWRZ Class E, 3.9% 4/15/30 (h)(i)		3,400,000	3,389,136
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 6.0065% 1/12/37 (h)(i)		1,000,000	1,013,648
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(i)		3,000,000	3,608,499
Class D, 7.4453% 12/5/27 (h)(i)		9,550,000	10,784,681
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,458,966
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (h)(i)		4,500,000	4,936,244
Class XB, 0.9305% 8/5/32 (h)(i)(j)		32,655,000	1,430,704
Series 2012-CBX Class C, 5.1867% 6/16/45 (i)		4,530,000	4,700,225
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1375% 9/15/18 (h)(i)		$ 1,000,000	$ 1,005,841
Series 2013-INN Class E, 4.41% 10/15/30 (h)(i)		2,000,000	2,002,131
Series 2014-FBLU Class E, 3.665% 12/15/28 (i)		2,000,000	2,002,542
Series 2005-LDP5 Class AJ, 5.3211% 12/15/44 (i)		3,470,000	3,674,177
Series 2011-C5 Class C, 5.3144% 8/15/46 (h)(i)		6,525,375	7,002,158
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11 Class D, 4.2427% 4/15/46 (i)		3,750,000	3,286,800
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		93,196	93,402
Class H, 6% 7/15/31 (h)		1,424,589	911,740
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		485,459	490,596
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,062,167
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,895,915
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		8,000,000	8,452,856
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,209,196
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,234,637
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,060,432
Series 2006-C4:
Class AJ, 5.878% 6/15/38 (i)		7,005,000	7,418,946
Class AM, 5.878% 6/15/38 (i)		6,700,000	7,369,183
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.06% 6/15/22 (h)(i)		903,630	901,604
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3966% 6/25/43 (h)(i)		6,165,000	6,307,431
Class D, 5.3966% 6/25/43 (h)(i)		4,699,000	4,707,743
Mach One Trust LLC Series 2004-1A Class H, 6.2765% 5/28/40 (h)(i)		2,840,000	2,931,448
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	579,482
Class G, 4.384% 7/12/37	CAD	355,000	285,919
Class H, 4.384% 7/12/37	CAD	236,000	187,580
Class J, 4.384% 7/12/37	CAD	355,000	278,479
Class K, 4.384% 7/12/37	CAD	355,000	274,859
Class L, 4.384% 7/12/37	CAD	236,000	180,360
Class M, 4.384% 7/12/37	CAD	995,000	716,478
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		$ 700,736	$ 350,368
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6764% 5/12/39 (i)		1,200,000	1,303,997
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		158,510	158,510
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		8,249,838	7,754,847
Series 2004-C1 Class IO, 8.5904% 1/15/37 (h)(i)(j)		757,945	32,213
Morgan Stanley BAML Trust:
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		3,250,000	2,928,097
Series 2013-C13 Class D, 4.8964% 11/15/46 (h)(i)		2,500,000	2,244,578
Series 2013-C7 Class E, 4.3038% 2/15/46 (h)(i)		1,000,000	807,020
Series 2013-C9 Class D, 4.1604% 5/15/46 (h)(i)		5,000,000	4,321,420
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	9,027,347
Series 2012-C4 Class E, 5.5254% 3/15/45 (h)(i)		5,630,000	5,646,310
Series 1997-RR Class F, 7.4283% 4/30/39 (h)(i)		886,427	886,427
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,640,970	2,063,081
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,064,324
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,626,748
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,162,715
Series 2011-C1 Class C, 5.2519% 9/15/47 (h)(i)		4,000,000	4,359,296
Series 2011-C2:
Class D, 5.3058% 6/15/44 (h)(i)		4,610,000	4,801,702
Class E, 5.3058% 6/15/44 (h)(i)		9,600,000	9,868,493
Class F, 5.3058% 6/15/44 (h)(i)		4,440,000	4,002,829
Class XB, 0.4596% 6/15/44 (h)(i)(j)		63,708,222	2,052,870
Series 2011-C3:
Class C, 5.1765% 7/15/49 (h)(i)		2,000,000	2,119,242
Class D, 5.1765% 7/15/49 (h)(i)		7,400,000	7,603,803
Series 2012-C4 Class D, 5.5254% 3/15/45 (h)(i)		6,310,000	6,543,085
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		4,081,874	5,092,955
RBSCF Trust Series 2010-MB1 Class D, 4.686% 4/15/24 (h)(i)		9,049,000	9,348,965
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(i)		23,452	23,451
SCG Trust Series 2013-SRP1 Class D, 3.5105% 11/15/26 (h)(i)		1,000,000	965,467
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5649% 8/15/39 (i)		2,080,000	2,215,780
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		$ 10,630,000	$ 10,861,298
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.735% 7/15/24 (h)(i)		1,200,000	1,080,000
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		3,043,674	3,039,193
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(i)		3,000,000	3,418,389
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,870,429
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,997,658
Series 2004-C11:
Class D, 5.3772% 1/15/41 (i)		5,177,000	5,283,367
Class E, 5.4272% 1/15/41 (i)		3,785,000	3,853,618
Series 2004-C12 Class D, 5.2885% 7/15/41 (i)		2,750,000	2,782,590
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,234,181
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7789% 10/15/45 (h)(i)		9,999,000	9,450,165
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,245,455
Class D, 5.5481% 3/15/44 (h)(i)		1,000,000	1,029,096
Class E, 5% 3/15/44 (h)		3,000,000	2,674,524
Series 2011-C5 Class F, 5.25% 11/15/44 (h)(i)		3,000,000	2,702,016
Series 2012-C10 Class E, 4.4601% 12/15/45 (h)(i)		4,090,000	3,271,538
Series 2012-C7 Class D, 4.8477% 6/15/45 (h)(i)		2,380,000	2,369,785
Series 2013-C11:
Class D, 4.1841% 3/15/45 (h)(i)		5,830,000	5,118,501
Class E, 4.1841% 3/15/45 (h)(i)		4,780,000	3,803,303
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,462,248
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $436,709,785)			477,790,324
Bank Loan Obligations - 8.6%

CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		11,500,000	11,615,000
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (i)		2,760,267	2,760,267
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)		$ 1,795,000	$ 1,817,438
Cooper Hotel Group REL 12% 11/6/17		13,321,478	13,987,552
Extended Stay America, Inc. REL 9.625% 12/1/19		2,365,741	2,431,981
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		510,000	521,475
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (i)		9,457,895	9,517,007
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (i)		7,990,026	8,049,951
Tranche B, term loan 11.375% 7/6/14 (i)		5,992,520	6,037,464
Tranche D, term loan 14.9% 7/6/14 (i)		12,000,000	12,150,000
			68,888,135
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		3,517,325	3,407,409
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (i)		5,301,450	5,361,091
TOTAL CONSUMER DISCRETIONARY			77,656,635
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 1LN, term loan 4.25% 3/21/16 (i)		5,149,125	5,187,743
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,200,000	7,362,000
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,826,675
			16,188,675
FINANCIALS - 4.1%
Diversified Financial Services - 1.4%
Blackstone REL 10% 10/1/17		17,414,871	17,763,169
BRE Select Hotels Corp. REL 5.91% 5/9/18 (i)		12,235,818	12,345,940
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		5,417,775	5,424,547
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (i)		7,171,905	7,235,018
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Pilot Travel Centers LLC: - continued
Tranche B, term loan 3.75% 3/30/18 (i)		$ 6,616,664	$ 6,641,808
SBA Senior Finance, Inc. Tranche B, term loan 3.75% 6/30/18 (i)		1,083,174	1,087,236
			50,497,718
Real Estate Investment Trusts - 1.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)		32,355,790	32,477,124
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/10/20 (i)		5,303,205	5,306,520
			37,783,644
Real Estate Management & Development - 1.6%
CBRE Group, Inc. Tranche B, term loan 2.9202% 3/28/21 (i)		4,491,063	4,496,676
CityCenter REL 8.75% 7/12/14 (i)		3,307,347	3,307,347
Equity Inns Reality LLC:
Tranche A, term loan 11% 11/4/14 (i)		8,734,898	8,734,898
Tranche B 2LN, term loan 8.05% 11/4/14 (i)		15,000,000	14,925,000
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		910,342	908,066
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)		27,204,425	27,340,447
			59,712,434
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		1,952,750	1,967,396
TOTAL FINANCIALS			149,961,192
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (i)		2,111,164	2,132,276
Tranche E, term loan 3.4869% 1/25/17 (i)		792,083	796,044
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (i)		7,040,067	7,040,067
			9,968,387
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)		$ 13,064,696	$ 12,852,395
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co.:
Tranche A, term loan 2.1595% 1/31/19 (i)		4,610,909	4,576,327
Tranche B 2LN, term loan 3.25% 1/31/21 (i)		9,166,854	9,166,854
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (i)		1,226,177	1,230,776
			14,973,957
UTILITIES - 0.7%
Electric Utilities - 0.4%
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		4,980,532	4,999,209
Tranche C, term loan 4.25% 12/31/19 (i)		1,154,613	1,158,943
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (i)		3,415,526	3,372,832
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		4,670,652	4,717,359
			14,248,343
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		2,000,000	2,020,000
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		8,955,000	8,977,388
			10,997,388
TOTAL UTILITIES			25,245,731
TOTAL BANK LOAN OBLIGATIONS (Cost $309,431,103)			312,034,715
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)	$ 500,000	$ 25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)	1,220,000	731,756
		756,756
TOTAL PREFERRED SECURITIES (Cost $1,295,562)		756,756
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	236,090,254	236,090,254
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	20,891,200	20,891,200
TOTAL MONEY MARKET FUNDS (Cost $256,981,454)		256,981,454
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,477,049,455)		3,622,463,956
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,435,353)
NET ASSETS - 100%		$ 3,619,028,603
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $532,909,778 or 14.7% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,557,171 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 2,386,192
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 110,400
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.6738% 12/25/42	3/25/03	$ 117,243
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.658% 6/25/35	6/3/05	$ 426,872
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 112,417
Fidelity Securities Lending Cash Central Fund	51,779
Total	$ 164,196
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 67,194,255	$ 11,954,788	$ -	$ 1,139,187	$ 78,517,042
Arbor Realty Trust, Inc.	21,107,288	385,621	-	735,079	19,614,365
Arbor Realty Trust, Inc. Series A, 8.25%	4,748,025	-	-	194,998	4,731,007
Arbor Realty Trust, Inc. Series B, 7.75%	5,901,600	-	-	260,922	5,577,600
Terreno Realty Corp.	22,091,704	1,163,665	-	247,456	21,935,732
Terreno Realty Corp. Series A, 7.75%	5,523,887	-	-	207,012	5,419,178
Total	$ 126,566,759	$ 13,504,074	$ -	$ 2,784,654	$ 135,794,924
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,209,742	$ 4,084,639	$ -	$ 7,125,103
Financials	1,670,813,631	1,651,183,943	17,270,164	2,359,524
Health Care	23,081,456	23,081,456	-	-
Corporate Bonds	743,434,125	-	742,730,282	703,843
Asset-Backed Securities	114,641,957	-	103,200,803	11,441,154
Collateralized Mortgage Obligations	11,719,796	-	10,827,070	892,726
Commercial Mortgage Securities	477,790,324	-	457,011,752	20,778,572
Bank Loan Obligations	312,034,715	-	213,152,836	98,881,879
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Preferred Securities	$ 756,756	$ -	$ -	$ 756,756
Money Market Funds	256,981,454	256,981,454	-	-
Total Investments in Securities:	$ 3,622,463,956	$ 1,935,331,492	$ 1,544,192,907	$ 142,939,557
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 105,573,756
Net Realized Gain (Loss) on Investment Securities	139,910
Net Unrealized Gain (Loss) on Investment Securities	(312,910)
Cost of Purchases	-
Proceeds of Sales	(14,485,408)
Amortization/Accretion	120,331
Transfers into Level 3	7,846,200
Transfers out of Level 3	-
Ending Balance	$ 98,881,879
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ (240,379)
Other Investments in Securities
Beginning Balance	$ 53,636,499
Net Realized Gain (Loss) on Investment Securities	(4,353,032)
Net Unrealized Gain (Loss) on Investment Securities	8,546,728
Cost of Purchases	88,093
Proceeds of Sales	(16,246,119)
Amortization/Accretion	775,156
Transfers into Level 3	1,610,353
Transfers out of Level 3	-
Ending Balance	$ 44,057,678
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ 4,190,797

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.2%
AAA,AA,A	6.3%
BBB	12.6%
BB	7.1%
B	11.3%
CCC,CC,C	1.1%
D	0.0%
Not Rated	7.2%
Equities	47.2%
Short-Term Investments and Net Other Assets	7.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014

Assets
Investment in securities, at value (including securities loaned of $20,331,466) - See accompanying schedule: Unaffiliated issuers (cost $3,095,831,819)	$ 3,229,687,578
Fidelity Central Funds (cost $256,981,454)	256,981,454
Other affiliated issuers (cost $124,236,182)	135,794,924
Total Investments (cost $3,477,049,455)		$ 3,622,463,956
Cash		177,656
Foreign currency held at value (cost $26,790)		26,790
Receivable for investments sold		2,575,220
Receivable for fund shares sold		7,147,022
Dividends receivable		2,121,746
Interest receivable		20,816,964
Distributions receivable from Fidelity Central Funds		24,693
Prepaid expenses		9,889
Other receivables		17,882
Total assets		3,655,381,818

Liabilities
Payable for investments purchased	$ 7,900,773
Payable for fund shares redeemed	4,791,135
Accrued management fee	1,649,185
Distribution and service plan fees payable	247,727
Other affiliated payables	779,303
Other payables and accrued expenses	93,892
Collateral on securities loaned, at value	20,891,200
Total liabilities		36,353,215

Net Assets		$ 3,619,028,603
Net Assets consist of:
Paid in capital		$ 3,435,036,362
Undistributed net investment income		6,477,583
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,070,491
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		145,444,167
Net Assets		$ 3,619,028,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($355,453,815 ÷ 31,521,417 shares)	$ 11.28

Maximum offering price per share (100/96.00 of $11.28)	$ 11.75
Class T: Net Asset Value and redemption price per share ($40,688,117 ÷ 3,606,441 shares)	$ 11.28

Maximum offering price per share (100/96.00 of $11.28)	$ 11.75
Class C: Net Asset Value and offering price per share ($203,247,553 ÷ 18,142,682 shares)A	$ 11.20

Real Estate Income: Net Asset Value, offering price and redemption price per share ($2,449,423,569 ÷ 216,361,475 shares)	$ 11.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($570,215,549 ÷ 50,479,749 shares)	$ 11.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014

Investment Income
Dividends (including $2,784,654 earned from other affiliated issuers)		$ 42,607,621
Interest		58,626,091
Income from Fidelity Central Funds		164,196
Total income		101,397,908

Expenses
Management fee	$ 10,344,132
Transfer agent fees	4,172,392
Distribution and service plan fees	1,500,004
Accounting and security lending fees	661,409
Custodian fees and expenses	28,688
Independent trustees' compensation	8,262
Registration fees	81,774
Audit	81,621
Legal	9,140
Miscellaneous	13,304
Total expenses before reductions	16,900,726
Expense reductions	(47,615)	16,853,111
Net investment income (loss)		84,544,797
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,647,294
Other affiliated issuers	205,800
Foreign currency transactions	(193)
Total net realized gain (loss)		68,852,901
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,123,709)
Assets and liabilities in foreign currencies	4,459
Total change in net unrealized appreciation (depreciation)		(93,119,250)
Net gain (loss)		(24,266,349)
Net increase (decrease) in net assets resulting from operations		$ 60,278,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,544,797	$ 172,485,619
Net realized gain (loss)	68,852,901	73,494,885
Change in net unrealized appreciation (depreciation)	(93,119,250)	61,789,333
Net increase (decrease) in net assets resulting from operations	60,278,448	307,769,837
Distributions to shareholders from net investment income	(117,334,715)	(159,910,438)
Distributions to shareholders from net realized gain	(78,297,305)	(51,534,162)
Total distributions	(195,632,020)	(211,444,600)
Share transactions - net increase (decrease)	(368,997,866)	1,340,100,515
Redemption fees	312,459	782,946
Total increase (decrease) in net assets	(504,038,979)	1,437,208,698

Net Assets
Beginning of period	4,123,067,582	2,685,858,884
End of period (including undistributed net investment income of $6,477,583 and undistributed net investment income of $39,267,501, respectively)	$ 3,619,028,603	$ 4,123,067,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.26	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.54	.52	.53	.18
Net realized and unrealized gain (loss)	(.05)	.60	.61	.76	(.04)
Total from investment operations	.19	1.14	1.13	1.29	.14
Distributions from net investment income	(.35)	(.53)	(.51)	(.50)	(.15)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.58) L	(.73)	(.60) K	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 11.28	$ 11.67	$ 11.26	$ 10.73	$ 9.94
Total Return B, C, D	1.84%	10.45%	11.24%	13.27%	1.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.08%	1.12%	1.13%	1.09% A
Expenses net of fee waivers, if any	1.06% A	1.08%	1.12%	1.13%	1.09% A
Expenses net of all reductions	1.06% A	1.07%	1.11%	1.12%	1.09% A
Net investment income (loss)	4.35% A	4.62%	4.89%	5.00%	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 355,454	$ 378,269	$ 137,352	$ 60,283	$ 3,830
Portfolio turnover rate G	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

L Total distributions of $.58 per share is comprised of distributions from net investment income of $.346 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.26	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.24	.54	.52	.52	.17
Net realized and unrealized gain (loss)	(.05)	.60	.62	.76	(.03)
Total from investment operations	.19	1.14	1.14	1.28	.14
Distributions from net investment income	(.34)	(.53)	(.50)	(.50)	(.15)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.58)	(.73)	(.60)	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 11.28	$ 11.67	$ 11.26	$ 10.72	$ 9.94
Total Return B, C, D	1.81%	10.42%	11.33%	13.11%	1.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.08%	1.11%	1.16%	1.17% A
Expenses net of fee waivers, if any	1.07% A	1.08%	1.11%	1.16%	1.17% A
Expenses net of all reductions	1.07% A	1.08%	1.11%	1.16%	1.17% A
Net investment income (loss)	4.33% A	4.61%	4.90%	4.96%	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,688	$ 46,198	$ 26,143	$ 7,626	$ 862
Portfolio turnover rate G	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 11.20	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.20	.45	.44	.45	.15
Net realized and unrealized gain (loss)	(.06)	.60	.62	.74	(.03)
Total from investment operations	.14	1.05	1.06	1.19	.12
Distributions from net investment income	(.30)	(.46)	(.43)	(.45)	(.14)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.53) K	(.66)	(.53)	(.45)	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 11.20	$ 11.59	$ 11.20	$ 10.67	$ 9.93
Total Return B, C, D	1.40%	9.66%	10.49%	12.25%	1.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.81%	1.87%	1.89%	1.86% A
Expenses net of fee waivers, if any	1.79% A	1.81%	1.87%	1.89%	1.86% A
Expenses net of all reductions	1.79% A	1.81%	1.87%	1.89%	1.86% A
Net investment income (loss)	3.62% A	3.88%	4.14%	4.23%	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,248	$ 204,012	$ 52,780	$ 21,555	$ 836
Portfolio turnover rate G	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.53 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.29	$ 10.75	$ 9.95	$ 8.21	$ 9.43
Income from Investment Operations
Net investment income (loss) D	.26	.57	.54	.55	.53	.54
Net realized and unrealized gain (loss)	(.05)	.60	.62	.76	1.73	(1.27)
Total from investment operations	.21	1.17	1.16	1.31	2.26	(.73)
Distributions from net investment income	(.36)	(.55)	(.52)	(.51)	(.52)	(.50)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-	-
Total distributions	(.60)	(.75)	(.62)	(.51)	(.52)	(.50)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 11.32	$ 11.71	$ 11.29	$ 10.75	$ 9.95	$ 8.21
Total Return B, C	1.97%	10.71%	11.50%	13.41%	28.29%	(6.92)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.84%	.90%	.92%	.97%	1.00%
Expenses net of fee waivers, if any	.83% A	.84%	.89%	.92%	.96%	1.00%
Expenses net of all reductions	.83% A	.84%	.89%	.92%	.96%	1.00%
Net investment income (loss)	4.58% A	4.85%	5.12%	5.21%	5.60%	7.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,449,424	$ 2,884,545	$ 2,252,149	$ 1,660,063	$ 1,030,393	$ 463,269
Portfolio turnover rate F	18% A	26%	27%	25%	28%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.28	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.26	.57	.55	.55	.19
Net realized and unrealized gain (loss)	(.05)	.60	.62	.76	(.04)
Total from investment operations	.21	1.17	1.17	1.31	.15
Distributions from net investment income	(.36)	(.56)	(.53)	(.52)	(.15)
Distributions from net realized gain	(.24)	(.20)	(.10)	-	-
Total distributions	(.60)	(.76)	(.63)	(.52)	(.15)
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 11.30	$ 11.69	$ 11.28	$ 10.74	$ 9.95
Total Return B, C	2.00%	10.72%	11.62%	13.44%	1.58%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.80%	.84%	.89%	.85% A
Expenses net of fee waivers, if any	.78% A	.80%	.84%	.89%	.85% A
Expenses net of all reductions	.78% A	.80%	.84%	.89%	.85% A
Net investment income (loss)	4.63% A	4.89%	5.17%	5.24%	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 570,216	$ 610,045	$ 217,435	$ 43,282	$ 2,930
Portfolio turnover rate F	18% A	26%	27%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

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3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 924,990	Discounted cash flow	Yield	7.5%-10.0%/8.4%	Decrease
Bank Loan Obligations	$ 29,640,839	Discounted cash flow	Yield	8.8%-10.8%/10.4%	Decrease
		Replacement cost	Transaction price	$100.90	Increase
Collateralized Mortgage Obligations	$ 891,136	Discounted cash flow	Yield	6.5%-35%/12.2%	Decrease
Commercial Mortgage Securities	$ 3,716,416	Discounted cash flow	Yield	11.0%	Decrease
		Market comparable	Spread	13.5%	Decrease
			Quoted price	$90.00	Increase

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 01/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 7,125,103	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$ 692,843	Discounted cash flow	Discount rate	25.0%	Decrease
Preferred Securities	$ 731,756	Discounted cash flow	Yield	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 261,973,727
Gross unrealized depreciation	(117,905,442)
Net unrealized appreciation (depreciation) on securities and other investments	$ 144,068,285

Tax cost	$ 3,478,395,671

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $317,023,796 and $772,955,350, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 454,209	$ 12,764
Class T	-%	.25%	52,628	-
Class C	.75%	.25%	993,167	533,131
			$ 1,500,004	$ 545,895

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38,619
Class T	5,145
Class C*	49,275
$ 93,039

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 390,160.21
Class T	47,875.23
Class C	192,786.19
Real Estate Income	3,006,569.23
Institutional Class	535,002.18
	$ 4,172,392

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,995 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,297 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $51,779, including $155 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $30,140 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $863.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,612.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 11,089,113	$ 10,238,777
Class T	1,257,109	1,523,114
Class C	5,232,131	4,241,554
Real Estate Income	80,991,698	126,726,805
Institutional Class	18,764,664	17,180,188
Total	$ 117,334,715	$ 159,910,438

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 7,591,572	$ 2,837,075
Class T	874,881	506,062
Class C	4,152,798	1,181,312
Real Estate Income	53,508,403	42,729,814
Institutional Class	12,169,651	4,279,899
Total	$ 78,297,305	$ 51,534,162

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	6,891,371	25,244,691	$ 77,762,538	$ 296,851,509
Reinvestment of distributions	1,384,858	900,102	15,227,597	10,299,964
Shares redeemed	(9,173,932)	(5,925,325)	(103,204,503)	(69,436,144)
Net increase (decrease)	(897,703)	20,219,468	$ (10,214,368)	$ 237,715,329
Class T
Shares sold	513,884	2,730,063	$ 5,800,119	$ 31,978,463
Reinvestment of distributions	166,394	132,742	1,830,121	1,515,681
Shares redeemed	(1,032,143)	(1,226,451)	(11,629,761)	(14,137,454)
Net increase (decrease)	(351,865)	1,636,354	$ (3,999,521)	$ 19,356,690
Class C
Shares sold	3,705,442	14,157,408	$ 41,516,419	$ 165,598,758
Reinvestment of distributions	659,669	375,304	7,210,508	4,279,651
Shares redeemed	(3,829,823)	(1,637,958)	(42,865,936)	(19,029,492)
Net increase (decrease)	535,288	12,894,754	$ 5,860,991	$ 150,848,917
Real Estate Income
Shares sold	29,545,525	123,727,906	$ 334,111,630	$ 1,450,014,694
Reinvestment of distributions	10,885,612	13,299,047	120,139,377	151,923,311
Shares redeemed	(70,321,845)	(90,180,888)	(795,863,350)	(1,057,830,249)
Net increase (decrease)	(29,890,708)	46,846,065	$ (341,612,343)	$ 544,107,756

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Institutional Class
Shares sold	14,673,120	42,960,747	$ 165,980,345	$ 506,030,603
Reinvestment of distributions	1,839,876	1,337,082	20,256,563	15,315,413
Shares redeemed	(18,220,990)	(11,392,454)	(205,269,533)	(133,274,193)
Net increase (decrease)	(1,707,994)	32,905,375	$ (19,032,625)	$ 388,071,823

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2014 and for the year ended July 31, 2013, and the financial highlights for the six months ended January 31, 2014 and for each of the five years in the period endedJuly 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2014 and for the year ended July 31, 2013, and the financial highlights for the six months ended January 31, 2014 and for each of the five years in the period ended July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 24, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

REI-USAN-0314
1.789734.110

Fidelity®

Leveraged Company Stock

Fund -

Class K

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the last six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Leveraged Company Stock	.79%
Actual		$ 1,000.00	$ 1,071.10	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class K	.67%
Actual		$ 1,000.00	$ 1,072.00	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.3	7.4
Comcast Corp. Class A	4.5	3.6
Service Corp. International	3.6	4.6
General Motors Co.	3.2	3.1
Bank of America Corp.	2.8	2.2
Ford Motor Co.	2.7	3.0
Boston Scientific Corp.	2.6	2.1
Delta Air Lines, Inc.	2.2	1.5
The AES Corp.	2.1	1.8
GameStop Corp. Class A	1.9	2.6
	33.9
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.3	25.9
Materials	12.8	11.5
Financials	12.0	9.5
Health Care	11.1	10.1
Industrials	11.1	10.7
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks 95.9%		Stocks 88.4%
	Bonds 0.6%		Bonds 0.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 11.1%
* Foreign investments	15.2%	** Foreign investments	13.2%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.7%
Auto Components - 2.2%
Delphi Automotive PLC	592,300	$ 36,065
Tenneco, Inc. (a)	825,300	46,910
TRW Automotive Holdings Corp. (a)	396,200	29,378
		112,353
Automobiles - 6.6%
Ford Motor Co.	9,413,433	140,825
General Motors Co.	4,604,687	166,137
General Motors Co.:
warrants 7/10/16 (a)	469,476	12,512
warrants 7/10/19 (a)	469,476	8,864
Motors Liquidation Co. GUC Trust (a)	123,112	3,798
Toyota Motor Corp. sponsored ADR	89,500	10,271
		342,407
Diversified Consumer Services - 3.6%
Service Corp. International (f)	10,627,127	188,100
Hotels, Restaurants & Leisure - 0.1%
Penn National Gaming, Inc. (a)	360,340	4,227
Station Holdco LLC unit (g)(h)	146,846	17
		4,244
Household Durables - 2.3%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	8,557
Lennar Corp. Class A (e)	983,400	39,493
Newell Rubbermaid, Inc.	2,341,747	72,360
		120,410
Media - 7.3%
Cinemark Holdings, Inc.	2,601,645	76,254
Comcast Corp. Class A	4,239,634	230,848
Gray Television, Inc. (a)(f)	3,766,164	42,859
Nexstar Broadcasting Group, Inc. Class A	571,798	27,475
		377,436
Specialty Retail - 2.6%
Asbury Automotive Group, Inc. (a)	385,122	18,108
GameStop Corp. Class A (e)	2,755,507	96,636
Sally Beauty Holdings, Inc. (a)	808,000	22,931
		137,675
TOTAL CONSUMER DISCRETIONARY		1,282,625
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.7%
Food Products - 1.5%
ConAgra Foods, Inc.	541,700	$ 17,221
Darling International, Inc. (a)	3,065,983	59,971
		77,192
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	12,991
TOTAL CONSUMER STAPLES		90,183
ENERGY - 10.1%
Energy Equipment & Services - 2.8%
Ensco PLC Class A	110,000	5,541
Halliburton Co.	1,126,593	55,214
Noble Corp.	987,610	30,646
Oil States International, Inc. (a)	270,466	25,410
Schlumberger Ltd.	109,400	9,580
Transocean Ltd. (United States)	381,900	16,529
		142,920
Oil, Gas & Consumable Fuels - 7.3%
Alpha Natural Resources, Inc. (a)(e)	6,794,948	38,595
Continental Resources, Inc. (a)(e)	494,487	54,492
Hess Corp.	835,910	63,103
HollyFrontier Corp.	1,549,563	71,745
Kodiak Oil & Gas Corp. (a)	2,019,747	21,430
Peabody Energy Corp.	822,825	14,029
Range Resources Corp.	247,200	21,306
Valero Energy Corp.	1,328,266	67,874
Western Refining, Inc. (e)	685,914	26,826
		379,400
TOTAL ENERGY		522,320
FINANCIALS - 11.8%
Commercial Banks - 4.2%
Barclays PLC sponsored ADR (e)	2,441,721	43,707
CIT Group, Inc.	229,310	10,674
Huntington Bancshares, Inc.	8,526,580	77,336
Regions Financial Corp.	5,015,480	51,007
SunTrust Banks, Inc.	1,019,600	37,746
		220,470
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.1%
American Express Co.	679,548	$ 57,775
Diversified Financial Services - 4.1%
Bank of America Corp.	8,641,999	144,753
Citigroup, Inc.	1,458,047	69,155
		213,908
Insurance - 1.2%
AFLAC, Inc.	641,700	40,286
Lincoln National Corp.	435,700	20,927
		61,213
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	1,016,122	18,686
Sabra Health Care REIT, Inc.	547,507	15,839
		34,525
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	463,840	21,137
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	3,747
TOTAL FINANCIALS		612,775
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	10,158,156	137,440
Health Care Providers & Services - 5.5%
Community Health Systems, Inc. (a)	1,376,027	56,981
DaVita HealthCare Partners, Inc. (a)	735,652	47,766
HCA Holdings, Inc. (a)	1,216,779	61,167
Tenet Healthcare Corp. (a)	1,929,244	88,765
Universal Health Services, Inc. Class B	385,505	31,619
		286,298
Pharmaceuticals - 3.0%
Johnson & Johnson	153,000	13,536
Merck & Co., Inc.	1,754,400	92,931
Sanofi SA sponsored ADR	992,534	48,535
		155,002
TOTAL HEALTH CARE		578,740
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.0%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	478,776	$ 43,679
Huntington Ingalls Industries, Inc.	258,160	24,530
Textron, Inc.	602,700	21,396
		89,605
Airlines - 3.7%
American Airlines Group, Inc. (a)(e)	1,481,380	49,700
Delta Air Lines, Inc.	3,665,001	112,186
Southwest Airlines Co.	571,283	11,968
United Continental Holdings, Inc. (a)	370,700	16,993
		190,847
Building Products - 1.0%
Allegion PLC (a)	246,500	12,165
Armstrong World Industries, Inc. (a)	693,300	38,603
		50,768
Commercial Services & Supplies - 0.9%
Deluxe Corp.	742,413	36,044
Tyco International Ltd.	328,233	13,290
		49,334
Electrical Equipment - 0.7%
Emerson Electric Co.	163,500	10,781
Generac Holdings, Inc.	490,557	23,611
		34,392
Industrial Conglomerates - 0.5%
General Electric Co.	1,103,883	27,741
Machinery - 1.7%
Harsco Corp.	1,103,224	28,011
Ingersoll-Rand PLC	739,500	43,475
Pentair Ltd.	78,757	5,854
Timken Co.	228,734	12,885
		90,225
Marine - 0.4%
Navios Maritime Holdings, Inc.	2,162,794	20,503
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	707,700	18,414
TOTAL INDUSTRIALS		571,829
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,383,049	$ 52,213
Computers & Peripherals - 1.0%
Gaming & Leisure Properties	360,340	12,504
NCR Corp. (a)	1,117,931	39,340
		51,844
Electronic Equipment & Components - 1.8%
Avnet, Inc.	594,313	24,408
Belden, Inc.	777,664	50,323
Corning, Inc.	726,800	12,508
Viasystems Group, Inc. (a)	540,460	7,058
		94,297
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	11,415
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)(e)	1,704,692	5,847
Freescale Semiconductor Holdings I Ltd. (a)	1,235,600	22,401
Intersil Corp. Class A	1,460,387	16,561
Micron Technology, Inc. (a)	2,293,545	52,843
ON Semiconductor Corp. (a)	5,502,368	46,000
		143,652
Software - 1.4%
Citrix Systems, Inc. (a)	230,899	12,485
Microsoft Corp.	1,619,168	61,286
		73,771
TOTAL INFORMATION TECHNOLOGY		427,192
MATERIALS - 12.8%
Chemicals - 9.8%
H.B. Fuller Co.	461,829	21,512
LyondellBasell Industries NV Class A	5,503,555	433,461
OMNOVA Solutions, Inc. (a)(f)	3,114,962	28,159
Phosphate Holdings, Inc. (a)	307,500	117
W.R. Grace & Co. (a)	265,056	25,000
		508,249
Containers & Packaging - 2.1%
Rock-Tenn Co. Class A	952,064	96,615
Sealed Air Corp.	483,434	15,078
		111,693
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Ormet Corp. (a)	1,405,000	$ 6
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp. (a)	1,563,090	27,401
Neenah Paper, Inc.	418,300	18,171
		45,572
TOTAL MATERIALS		665,520
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Frontier Communications Corp. (e)	5,528,256	25,983
Intelsat SA	1,144,700	22,871
		48,854
UTILITIES - 3.4%
Electric Utilities - 0.3%
FirstEnergy Corp.	421,304	13,267
Independent Power Producers & Energy Traders - 3.1%
Calpine Corp. (a)	2,616,200	49,655
The AES Corp.	7,894,007	110,990
		160,645
TOTAL UTILITIES		173,912
TOTAL COMMON STOCKS (Cost $3,282,207)		4,973,950
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $10,975)	439,013	12,020
Corporate Bonds - 0.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 11,340	$ 6,131
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	3,075	0
7.125% 7/15/49 (d)	8,320	0
7.2% 1/15/11 (d)	22,980	0
8.25% 7/15/23 (d)	25,035	0
8.375% 7/15/33 (d)	50,210	0
8.8% 3/1/21 (d)	10,765	0
Multiline Retail - 0.6%
The Bon-Ton Department Stores, Inc.:
8% 6/15/21	14,525	14,071
10.625% 7/15/17	16,919	16,877
		30,948
TOTAL CORPORATE BONDS (Cost $36,060)		37,079
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	182,912,668	182,913
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	268,329,188	268,329
TOTAL MONEY MARKET FUNDS (Cost $451,242)		451,242
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $3,780,484)		5,474,291
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(273,494)
NET ASSETS - 100%		$ 5,200,797
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 240
Fidelity Securities Lending Cash Central Fund	284
Total	$ 524
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 29,414	$ -	$ -	$ -	$ 42,859
OMNOVA Solutions, Inc.	25,107	-	-	-	28,159
Service Corp. International	244,446	-	39,749	1,804	188,100
Total	$ 298,967	$ -	$ 39,749	$ 1,804	$ 259,118
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,282,625	$ 1,282,608	$ -	$ 17
Consumer Staples	90,183	90,183	-	-
Energy	522,320	522,320	-	-
Financials	624,795	624,795	-	-
Health Care	578,740	578,740	-	-
Industrials	571,829	571,829	-	-
Information Technology	427,192	427,192	-	-
Materials	665,520	665,520	-	-
Telecommunication Services	48,854	48,854	-	-
Utilities	173,912	173,912	-	-
Corporate Bonds	37,079	-	37,079	-
Money Market Funds	451,242	451,242	-	-
Total Investments in Securities:	$ 5,474,291	$ 5,437,195	$ 37,079	$ 17
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.8%
Netherlands	8.3%
United Kingdom	1.5%
Ireland	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $259,699) - See accompanying schedule: Unaffiliated issuers (cost $3,194,161)	$ 4,763,931
Fidelity Central Funds (cost $451,242)	451,242
Other affiliated issuers (cost $135,081)	259,118
Total Investments (cost $3,780,484)		$ 5,474,291
Receivable for fund shares sold		3,314
Dividends receivable		6,555
Interest receivable		1,114
Distributions receivable from Fidelity Central Funds		104
Prepaid expenses		12
Other receivables		16
Total assets		5,485,406

Liabilities
Payable for investments purchased	$ 5,638
Payable for fund shares redeemed	7,024
Accrued management fee	2,685
Other affiliated payables	708
Other payables and accrued expenses	225
Collateral on securities loaned, at value	268,329
Total liabilities		284,609

Net Assets		$ 5,200,797
Net Assets consist of:
Paid in capital		$ 3,673,425
Undistributed net investment income		6,316
Accumulated undistributed net realized gain (loss) on investments		(172,751)
Net unrealized appreciation (depreciation) on investments		1,693,807
Net Assets		$ 5,200,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($4,092,996 ÷ 97,535 shares)	$ 41.96

Class K: Net Asset Value, offering price and redemption price per share ($1,107,801 ÷ 26,360 shares)	$ 42.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends (including $1,804 earned from other affiliated issuers)		$ 37,940
Interest		2,945
Income from Fidelity Central Funds		524
Total income		41,409

Expenses
Management fee	$ 16,147
Transfer agent fees	3,755
Accounting and security lending fees	567
Custodian fees and expenses	26
Independent trustees' compensation	11
Registration fees	57
Audit	36
Legal	14
Miscellaneous	19
Total expenses before reductions	20,632
Expense reductions	(70)	20,562
Net investment income (loss)		20,847
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,432
Other affiliated issuers	23,142
Total net realized gain (loss)		69,574
Change in net unrealized appreciation (depreciation) on investment securities		284,245
Net gain (loss)		353,819
Net increase (decrease) in net assets resulting from operations		$ 374,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,847	$ 57,007
Net realized gain (loss)	69,574	336,239
Change in net unrealized appreciation (depreciation)	284,245	1,098,022
Net increase (decrease) in net assets resulting from operations	374,666	1,491,268
Distributions to shareholders from net investment income	(37,155)	(15,789)
Share transactions - net increase (decrease)	(416,370)	194,361
Redemption fees	212	538
Total increase (decrease) in net assets	(78,647)	1,670,378

Net Assets
Beginning of period	5,279,444	3,609,066
End of period (including undistributed net investment income of $6,316 and undistributed net investment income of $22,624, respectively)	$ 5,200,797	$ 5,279,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.44	$ 28.22	$ 28.85	$ 23.50	$ 19.55	$ 31.09
Income from Investment Operations
Net investment income (loss) D	.15	.42 H	.16	- J	.07	.21
Net realized and unrealized gain (loss)	2.64	10.92	(.50)	5.46	3.99	(11.37)
Total from investment operations	2.79	11.34	(.34)	5.46	4.06	(11.16)
Distributions from net investment income	(.27)	(.12)	(.29)	(.11)	(.11)	(.14)
Distributions from net realized gain	-	-	-	-	-	(.25)
Total distributions	(.27)	(.12)	(.29)	(.11)	(.11)	(.39)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 41.96	$ 39.44	$ 28.22	$ 28.85	$ 23.50	$ 19.55
Total Return B, C	7.11%	40.31%	(1.05)%	23.27%	20.84%	(35.99)%
Ratios to Average Net Assets E, I
Expenses before reductions	.79% A	.82%	.86%	.85%	.88%	.92%
Expenses net of fee waivers, if any	.79% A	.82%	.86%	.85%	.88%	.92%
Expenses net of all reductions	.79% A	.82%	.85%	.84%	.88%	.92%
Net investment income (loss)	.75% A	1.25% H	.60%	-% G	.29%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$ 4,093	$ 4,227	$ 3,009	$ 3,931	$ 3,983	$ 3,714
Portfolio turnover rate F	14% A	21%	29%	18%	21%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.52	$ 28.26	$ 28.86	$ 23.52	$ 19.56	$ 31.11
Income from Investment Operations
Net investment income (loss) D	.18	.47 G	.20	.04	.11	.21
Net realized and unrealized gain (loss)	2.65	10.93	(.49)	5.45	4.00	(11.35)
Total from investment operations	2.83	11.40	(.29)	5.49	4.11	(11.14)
Distributions from net investment income	(.32)	(.14)	(.31)	(.15)	(.15)	(.17)
Distributions from net realized gain	-	-	-	-	-	(.25)
Total distributions	(.32)	(.14)	(.31)	(.15)	(.15)	(.42)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 42.03	$ 39.52	$ 28.26	$ 28.86	$ 23.52	$ 19.56
Total Return B, C	7.20%	40.47%	(.87)%	23.45%	21.09%	(35.86)%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.69%	.69%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.67% A	.69%	.69%	.69%	.70%	.71%
Expenses net of all reductions	.67% A	.68%	.69%	.69%	.69%	.71%
Net investment income (loss)	.87% A	1.39% G	.76%	.16%	.47%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 1,108	$ 1,053	$ 600	$ 555	$ 410	$ 267
Portfolio turnover rate F	14% A	21%	29%	18%	21%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,854,271
Gross unrealized depreciation	(157,821)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,696,450

Tax cost	$ 3,777,841

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (242,325)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $333,346 and $354,849, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 3,499.16
Class K	256.05
	$ 3,755

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $946. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $284, including eighteen dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by ninety-six dollars.

In addition the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $44.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Leveraged Company Stock	$ 28,583	$ 12,562
Class K	8,572	3,227
Total	$ 37,155	$ 15,789

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Leveraged Company Stock
Shares sold	5,869	26,431	$ 241,274	$ 888,852
Reinvestment of distributions	670	378	26,928	11,889
Shares redeemed	(16,179)	(26,251)	(673,030)	(883,700)
Net increase (decrease)	(9,640)	558	$ (404,828)	$ 17,041
Class K
Shares sold	3,099	11,840	$ 128,068	$ 395,282
Reinvestment of distributions	213	102	8,572	3,227
Shares redeemed	(3,591)	(6,546)	(148,182)	(221,189)
Net increase (decrease)	(279)	5,396	$ (11,542)	$ 177,320

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LSF-K-USAN-0314
1.863384.105

Fidelity®

Leveraged Company Stock

Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the last six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Leveraged Company Stock	.79%
Actual		$ 1,000.00	$ 1,071.10	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class K	.67%
Actual		$ 1,000.00	$ 1,072.00	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.3	7.4
Comcast Corp. Class A	4.5	3.6
Service Corp. International	3.6	4.6
General Motors Co.	3.2	3.1
Bank of America Corp.	2.8	2.2
Ford Motor Co.	2.7	3.0
Boston Scientific Corp.	2.6	2.1
Delta Air Lines, Inc.	2.2	1.5
The AES Corp.	2.1	1.8
GameStop Corp. Class A	1.9	2.6
	33.9
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.3	25.9
Materials	12.8	11.5
Financials	12.0	9.5
Health Care	11.1	10.1
Industrials	11.1	10.7
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks 95.9%		Stocks 88.4%
	Bonds 0.6%		Bonds 0.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 11.1%
* Foreign investments	15.2%	** Foreign investments	13.2%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.7%
Auto Components - 2.2%
Delphi Automotive PLC	592,300	$ 36,065
Tenneco, Inc. (a)	825,300	46,910
TRW Automotive Holdings Corp. (a)	396,200	29,378
		112,353
Automobiles - 6.6%
Ford Motor Co.	9,413,433	140,825
General Motors Co.	4,604,687	166,137
General Motors Co.:
warrants 7/10/16 (a)	469,476	12,512
warrants 7/10/19 (a)	469,476	8,864
Motors Liquidation Co. GUC Trust (a)	123,112	3,798
Toyota Motor Corp. sponsored ADR	89,500	10,271
		342,407
Diversified Consumer Services - 3.6%
Service Corp. International (f)	10,627,127	188,100
Hotels, Restaurants & Leisure - 0.1%
Penn National Gaming, Inc. (a)	360,340	4,227
Station Holdco LLC unit (g)(h)	146,846	17
		4,244
Household Durables - 2.3%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	8,557
Lennar Corp. Class A (e)	983,400	39,493
Newell Rubbermaid, Inc.	2,341,747	72,360
		120,410
Media - 7.3%
Cinemark Holdings, Inc.	2,601,645	76,254
Comcast Corp. Class A	4,239,634	230,848
Gray Television, Inc. (a)(f)	3,766,164	42,859
Nexstar Broadcasting Group, Inc. Class A	571,798	27,475
		377,436
Specialty Retail - 2.6%
Asbury Automotive Group, Inc. (a)	385,122	18,108
GameStop Corp. Class A (e)	2,755,507	96,636
Sally Beauty Holdings, Inc. (a)	808,000	22,931
		137,675
TOTAL CONSUMER DISCRETIONARY		1,282,625
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.7%
Food Products - 1.5%
ConAgra Foods, Inc.	541,700	$ 17,221
Darling International, Inc. (a)	3,065,983	59,971
		77,192
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	12,991
TOTAL CONSUMER STAPLES		90,183
ENERGY - 10.1%
Energy Equipment & Services - 2.8%
Ensco PLC Class A	110,000	5,541
Halliburton Co.	1,126,593	55,214
Noble Corp.	987,610	30,646
Oil States International, Inc. (a)	270,466	25,410
Schlumberger Ltd.	109,400	9,580
Transocean Ltd. (United States)	381,900	16,529
		142,920
Oil, Gas & Consumable Fuels - 7.3%
Alpha Natural Resources, Inc. (a)(e)	6,794,948	38,595
Continental Resources, Inc. (a)(e)	494,487	54,492
Hess Corp.	835,910	63,103
HollyFrontier Corp.	1,549,563	71,745
Kodiak Oil & Gas Corp. (a)	2,019,747	21,430
Peabody Energy Corp.	822,825	14,029
Range Resources Corp.	247,200	21,306
Valero Energy Corp.	1,328,266	67,874
Western Refining, Inc. (e)	685,914	26,826
		379,400
TOTAL ENERGY		522,320
FINANCIALS - 11.8%
Commercial Banks - 4.2%
Barclays PLC sponsored ADR (e)	2,441,721	43,707
CIT Group, Inc.	229,310	10,674
Huntington Bancshares, Inc.	8,526,580	77,336
Regions Financial Corp.	5,015,480	51,007
SunTrust Banks, Inc.	1,019,600	37,746
		220,470
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.1%
American Express Co.	679,548	$ 57,775
Diversified Financial Services - 4.1%
Bank of America Corp.	8,641,999	144,753
Citigroup, Inc.	1,458,047	69,155
		213,908
Insurance - 1.2%
AFLAC, Inc.	641,700	40,286
Lincoln National Corp.	435,700	20,927
		61,213
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	1,016,122	18,686
Sabra Health Care REIT, Inc.	547,507	15,839
		34,525
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	463,840	21,137
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	3,747
TOTAL FINANCIALS		612,775
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	10,158,156	137,440
Health Care Providers & Services - 5.5%
Community Health Systems, Inc. (a)	1,376,027	56,981
DaVita HealthCare Partners, Inc. (a)	735,652	47,766
HCA Holdings, Inc. (a)	1,216,779	61,167
Tenet Healthcare Corp. (a)	1,929,244	88,765
Universal Health Services, Inc. Class B	385,505	31,619
		286,298
Pharmaceuticals - 3.0%
Johnson & Johnson	153,000	13,536
Merck & Co., Inc.	1,754,400	92,931
Sanofi SA sponsored ADR	992,534	48,535
		155,002
TOTAL HEALTH CARE		578,740
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.0%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	478,776	$ 43,679
Huntington Ingalls Industries, Inc.	258,160	24,530
Textron, Inc.	602,700	21,396
		89,605
Airlines - 3.7%
American Airlines Group, Inc. (a)(e)	1,481,380	49,700
Delta Air Lines, Inc.	3,665,001	112,186
Southwest Airlines Co.	571,283	11,968
United Continental Holdings, Inc. (a)	370,700	16,993
		190,847
Building Products - 1.0%
Allegion PLC (a)	246,500	12,165
Armstrong World Industries, Inc. (a)	693,300	38,603
		50,768
Commercial Services & Supplies - 0.9%
Deluxe Corp.	742,413	36,044
Tyco International Ltd.	328,233	13,290
		49,334
Electrical Equipment - 0.7%
Emerson Electric Co.	163,500	10,781
Generac Holdings, Inc.	490,557	23,611
		34,392
Industrial Conglomerates - 0.5%
General Electric Co.	1,103,883	27,741
Machinery - 1.7%
Harsco Corp.	1,103,224	28,011
Ingersoll-Rand PLC	739,500	43,475
Pentair Ltd.	78,757	5,854
Timken Co.	228,734	12,885
		90,225
Marine - 0.4%
Navios Maritime Holdings, Inc.	2,162,794	20,503
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	707,700	18,414
TOTAL INDUSTRIALS		571,829
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,383,049	$ 52,213
Computers & Peripherals - 1.0%
Gaming & Leisure Properties	360,340	12,504
NCR Corp. (a)	1,117,931	39,340
		51,844
Electronic Equipment & Components - 1.8%
Avnet, Inc.	594,313	24,408
Belden, Inc.	777,664	50,323
Corning, Inc.	726,800	12,508
Viasystems Group, Inc. (a)	540,460	7,058
		94,297
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	11,415
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)(e)	1,704,692	5,847
Freescale Semiconductor Holdings I Ltd. (a)	1,235,600	22,401
Intersil Corp. Class A	1,460,387	16,561
Micron Technology, Inc. (a)	2,293,545	52,843
ON Semiconductor Corp. (a)	5,502,368	46,000
		143,652
Software - 1.4%
Citrix Systems, Inc. (a)	230,899	12,485
Microsoft Corp.	1,619,168	61,286
		73,771
TOTAL INFORMATION TECHNOLOGY		427,192
MATERIALS - 12.8%
Chemicals - 9.8%
H.B. Fuller Co.	461,829	21,512
LyondellBasell Industries NV Class A	5,503,555	433,461
OMNOVA Solutions, Inc. (a)(f)	3,114,962	28,159
Phosphate Holdings, Inc. (a)	307,500	117
W.R. Grace & Co. (a)	265,056	25,000
		508,249
Containers & Packaging - 2.1%
Rock-Tenn Co. Class A	952,064	96,615
Sealed Air Corp.	483,434	15,078
		111,693
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Ormet Corp. (a)	1,405,000	$ 6
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp. (a)	1,563,090	27,401
Neenah Paper, Inc.	418,300	18,171
		45,572
TOTAL MATERIALS		665,520
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Frontier Communications Corp. (e)	5,528,256	25,983
Intelsat SA	1,144,700	22,871
		48,854
UTILITIES - 3.4%
Electric Utilities - 0.3%
FirstEnergy Corp.	421,304	13,267
Independent Power Producers & Energy Traders - 3.1%
Calpine Corp. (a)	2,616,200	49,655
The AES Corp.	7,894,007	110,990
		160,645
TOTAL UTILITIES		173,912
TOTAL COMMON STOCKS (Cost $3,282,207)		4,973,950
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $10,975)	439,013	12,020
Corporate Bonds - 0.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 11,340	$ 6,131
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	3,075	0
7.125% 7/15/49 (d)	8,320	0
7.2% 1/15/11 (d)	22,980	0
8.25% 7/15/23 (d)	25,035	0
8.375% 7/15/33 (d)	50,210	0
8.8% 3/1/21 (d)	10,765	0
Multiline Retail - 0.6%
The Bon-Ton Department Stores, Inc.:
8% 6/15/21	14,525	14,071
10.625% 7/15/17	16,919	16,877
		30,948
TOTAL CORPORATE BONDS (Cost $36,060)		37,079
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	182,912,668	182,913
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	268,329,188	268,329
TOTAL MONEY MARKET FUNDS (Cost $451,242)		451,242
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $3,780,484)		5,474,291
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(273,494)
NET ASSETS - 100%		$ 5,200,797
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 240
Fidelity Securities Lending Cash Central Fund	284
Total	$ 524
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 29,414	$ -	$ -	$ -	$ 42,859
OMNOVA Solutions, Inc.	25,107	-	-	-	28,159
Service Corp. International	244,446	-	39,749	1,804	188,100
Total	$ 298,967	$ -	$ 39,749	$ 1,804	$ 259,118
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,282,625	$ 1,282,608	$ -	$ 17
Consumer Staples	90,183	90,183	-	-
Energy	522,320	522,320	-	-
Financials	624,795	624,795	-	-
Health Care	578,740	578,740	-	-
Industrials	571,829	571,829	-	-
Information Technology	427,192	427,192	-	-
Materials	665,520	665,520	-	-
Telecommunication Services	48,854	48,854	-	-
Utilities	173,912	173,912	-	-
Corporate Bonds	37,079	-	37,079	-
Money Market Funds	451,242	451,242	-	-
Total Investments in Securities:	$ 5,474,291	$ 5,437,195	$ 37,079	$ 17
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.8%
Netherlands	8.3%
United Kingdom	1.5%
Ireland	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $259,699) - See accompanying schedule: Unaffiliated issuers (cost $3,194,161)	$ 4,763,931
Fidelity Central Funds (cost $451,242)	451,242
Other affiliated issuers (cost $135,081)	259,118
Total Investments (cost $3,780,484)		$ 5,474,291
Receivable for fund shares sold		3,314
Dividends receivable		6,555
Interest receivable		1,114
Distributions receivable from Fidelity Central Funds		104
Prepaid expenses		12
Other receivables		16
Total assets		5,485,406

Liabilities
Payable for investments purchased	$ 5,638
Payable for fund shares redeemed	7,024
Accrued management fee	2,685
Other affiliated payables	708
Other payables and accrued expenses	225
Collateral on securities loaned, at value	268,329
Total liabilities		284,609

Net Assets		$ 5,200,797
Net Assets consist of:
Paid in capital		$ 3,673,425
Undistributed net investment income		6,316
Accumulated undistributed net realized gain (loss) on investments		(172,751)
Net unrealized appreciation (depreciation) on investments		1,693,807
Net Assets		$ 5,200,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($4,092,996 ÷ 97,535 shares)	$ 41.96

Class K: Net Asset Value, offering price and redemption price per share ($1,107,801 ÷ 26,360 shares)	$ 42.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends (including $1,804 earned from other affiliated issuers)		$ 37,940
Interest		2,945
Income from Fidelity Central Funds		524
Total income		41,409

Expenses
Management fee	$ 16,147
Transfer agent fees	3,755
Accounting and security lending fees	567
Custodian fees and expenses	26
Independent trustees' compensation	11
Registration fees	57
Audit	36
Legal	14
Miscellaneous	19
Total expenses before reductions	20,632
Expense reductions	(70)	20,562
Net investment income (loss)		20,847
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,432
Other affiliated issuers	23,142
Total net realized gain (loss)		69,574
Change in net unrealized appreciation (depreciation) on investment securities		284,245
Net gain (loss)		353,819
Net increase (decrease) in net assets resulting from operations		$ 374,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,847	$ 57,007
Net realized gain (loss)	69,574	336,239
Change in net unrealized appreciation (depreciation)	284,245	1,098,022
Net increase (decrease) in net assets resulting from operations	374,666	1,491,268
Distributions to shareholders from net investment income	(37,155)	(15,789)
Share transactions - net increase (decrease)	(416,370)	194,361
Redemption fees	212	538
Total increase (decrease) in net assets	(78,647)	1,670,378

Net Assets
Beginning of period	5,279,444	3,609,066
End of period (including undistributed net investment income of $6,316 and undistributed net investment income of $22,624, respectively)	$ 5,200,797	$ 5,279,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.44	$ 28.22	$ 28.85	$ 23.50	$ 19.55	$ 31.09
Income from Investment Operations
Net investment income (loss) D	.15	.42 H	.16	- J	.07	.21
Net realized and unrealized gain (loss)	2.64	10.92	(.50)	5.46	3.99	(11.37)
Total from investment operations	2.79	11.34	(.34)	5.46	4.06	(11.16)
Distributions from net investment income	(.27)	(.12)	(.29)	(.11)	(.11)	(.14)
Distributions from net realized gain	-	-	-	-	-	(.25)
Total distributions	(.27)	(.12)	(.29)	(.11)	(.11)	(.39)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 41.96	$ 39.44	$ 28.22	$ 28.85	$ 23.50	$ 19.55
Total Return B, C	7.11%	40.31%	(1.05)%	23.27%	20.84%	(35.99)%
Ratios to Average Net Assets E, I
Expenses before reductions	.79% A	.82%	.86%	.85%	.88%	.92%
Expenses net of fee waivers, if any	.79% A	.82%	.86%	.85%	.88%	.92%
Expenses net of all reductions	.79% A	.82%	.85%	.84%	.88%	.92%
Net investment income (loss)	.75% A	1.25% H	.60%	-% G	.29%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$ 4,093	$ 4,227	$ 3,009	$ 3,931	$ 3,983	$ 3,714
Portfolio turnover rate F	14% A	21%	29%	18%	21%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.52	$ 28.26	$ 28.86	$ 23.52	$ 19.56	$ 31.11
Income from Investment Operations
Net investment income (loss) D	.18	.47 G	.20	.04	.11	.21
Net realized and unrealized gain (loss)	2.65	10.93	(.49)	5.45	4.00	(11.35)
Total from investment operations	2.83	11.40	(.29)	5.49	4.11	(11.14)
Distributions from net investment income	(.32)	(.14)	(.31)	(.15)	(.15)	(.17)
Distributions from net realized gain	-	-	-	-	-	(.25)
Total distributions	(.32)	(.14)	(.31)	(.15)	(.15)	(.42)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 42.03	$ 39.52	$ 28.26	$ 28.86	$ 23.52	$ 19.56
Total Return B, C	7.20%	40.47%	(.87)%	23.45%	21.09%	(35.86)%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.69%	.69%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.67% A	.69%	.69%	.69%	.70%	.71%
Expenses net of all reductions	.67% A	.68%	.69%	.69%	.69%	.71%
Net investment income (loss)	.87% A	1.39% G	.76%	.16%	.47%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 1,108	$ 1,053	$ 600	$ 555	$ 410	$ 267
Portfolio turnover rate F	14% A	21%	29%	18%	21%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,854,271
Gross unrealized depreciation	(157,821)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,696,450

Tax cost	$ 3,777,841

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (242,325)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $333,346 and $354,849, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 3,499.16
Class K	256.05
	$ 3,755

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $946. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $284, including eighteen dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by ninety-six dollars.

In addition the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $44.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Leveraged Company Stock	$ 28,583	$ 12,562
Class K	8,572	3,227
Total	$ 37,155	$ 15,789

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Leveraged Company Stock
Shares sold	5,869	26,431	$ 241,274	$ 888,852
Reinvestment of distributions	670	378	26,928	11,889
Shares redeemed	(16,179)	(26,251)	(673,030)	(883,700)
Net increase (decrease)	(9,640)	558	$ (404,828)	$ 17,041
Class K
Shares sold	3,099	11,840	$ 128,068	$ 395,282
Reinvestment of distributions	213	102	8,572	3,227
Shares redeemed	(3,591)	(6,546)	(148,182)	(221,189)
Net increase (decrease)	(279)	5,396	$ (11,542)	$ 177,320
11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LSF-USAN-0314
1.789286.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Small Cap
Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.21%
Actual		$ 1,000.00	$ 1,129.30	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class T	1.48%
Actual		$ 1,000.00	$ 1,127.80	$ 7.94
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.99%
Actual		$ 1,000.00	$ 1,124.60	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 1,124.40	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Small Cap Growth	.88%
Actual		$ 1,000.00	$ 1,130.60	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,130.70	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stamps.com, Inc.	1.6	1.0
athenahealth, Inc.	1.4	1.2
iRobot Corp.	1.4	0.0
EnerSys	1.3	1.1
Tenneco, Inc.	1.2	0.5
KAR Auction Services, Inc.	1.2	1.3
Demandware, Inc.	1.1	0.7
Brunswick Corp.	1.1	1.0
Huron Consulting Group, Inc.	1.1	0.0
Spirit Airlines, Inc.	1.1	0.7
	12.5
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.9	25.8
Health Care	20.2	20.9
Industrials	15.9	17.0
Consumer Discretionary	13.5	16.0
Financials	8.4	8.4
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks and Equity Futures 97.4%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	5.0%	** Foreign investments	4.0%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.8%
Standard Motor Products, Inc.	255,717	$ 8,364,503
Tenneco, Inc. (a)	289,300	16,443,812
		24,808,315
Diversified Consumer Services - 1.8%
Matthews International Corp. Class A	250,000	10,630,000
Service Corp. International	753,300	13,333,410
		23,963,410
Hotels, Restaurants & Leisure - 2.2%
Fiesta Restaurant Group, Inc. (a)	175,000	7,519,750
Papa John's International, Inc.	239,600	11,531,948
Popeyes Louisiana Kitchen, Inc. (a)	288,531	11,613,373
		30,665,071
Household Durables - 1.8%
iRobot Corp. (a)(d)	540,000	19,083,600
Universal Electronics, Inc. (a)	167,114	5,972,654
		25,056,254
Internet & Catalog Retail - 1.0%
HomeAway, Inc. (a)	320,000	13,075,200
Leisure Equipment & Products - 1.1%
Brunswick Corp.	372,600	15,447,996
Media - 0.3%
Cinemark Holdings, Inc.	147,100	4,311,501
Specialty Retail - 0.6%
Murphy U.S.A., Inc.	207,200	8,026,928
Textiles, Apparel & Luxury Goods - 2.9%
Deckers Outdoor Corp. (a)(d)	111,400	8,683,630
G-III Apparel Group Ltd. (a)	195,300	13,665,141
Steven Madden Ltd. (a)	273,000	8,897,070
Wolverine World Wide, Inc.	278,800	7,778,520
		39,024,361
TOTAL CONSUMER DISCRETIONARY		184,379,036
CONSUMER STAPLES - 1.6%
Food Products - 1.2%
Annie's, Inc. (a)(d)	183,900	7,378,068
WhiteWave Foods Co. (a)	386,500	9,357,165
		16,735,233
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Inter Parfums, Inc.	152,985	$ 4,978,132
TOTAL CONSUMER STAPLES		21,713,365
ENERGY - 4.4%
Energy Equipment & Services - 2.1%
Dril-Quip, Inc. (a)	74,900	7,531,944
RigNet, Inc. (a)	149,197	6,960,040
Western Energy Services Corp.	575,500	4,009,769
Xtreme Drilling & Coil Services Corp. (a)	3,166,700	10,520,126
		29,021,879
Oil, Gas & Consumable Fuels - 2.3%
Golar LNG Ltd. (NASDAQ)	200,000	7,102,000
MPLX LP	195,857	9,011,381
Phillips 66 Partners LP	203,100	7,602,033
Solazyme, Inc. (a)	196,039	2,542,626
Whitecap Resources, Inc. (d)	419,200	4,445,120
		30,703,160
TOTAL ENERGY		59,725,039
FINANCIALS - 8.4%
Capital Markets - 1.5%
FXCM, Inc. Class A	630,000	10,798,200
Virtus Investment Partners, Inc. (a)	52,183	9,510,874
		20,309,074
Commercial Banks - 3.3%
Banner Bank	140,284	5,166,660
City National Corp.	144,700	10,469,045
East West Bancorp, Inc.	174,694	5,845,261
Lakeland Financial Corp.	200,000	7,326,000
Pacific Premier Bancorp, Inc. (a)	648,586	10,293,060
TCF Financial Corp.	393,200	6,330,520
		45,430,546
Insurance - 2.7%
Allied World Assurance Co. Holdings Ltd.	110,000	11,321,200
Amerisafe, Inc.	213,400	8,828,358
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	236,000	$ 9,942,680
StanCorp Financial Group, Inc.	112,800	7,247,400
		37,339,638
Real Estate Management & Development - 0.6%
Altisource Residential Corp. Class B	287,200	8,616,000
Thrifts & Mortgage Finance - 0.3%
Meridian Interstate Bancorp, Inc. (a)	162,989	3,836,761
TOTAL FINANCIALS		115,532,019
HEALTH CARE - 20.2%
Biotechnology - 8.1%
Alkermes PLC (a)	75,900	3,694,812
Array BioPharma, Inc. (a)	484,600	2,330,926
BioCryst Pharmaceuticals, Inc. (a)	300,000	3,060,000
Celldex Therapeutics, Inc. (a)	293,300	7,561,274
Chimerix, Inc.	147,800	2,874,710
Cubist Pharmaceuticals, Inc. (a)	96,262	7,035,790
Dyax Corp. (a)	400,000	3,368,000
Dynavax Technologies Corp. (a)	900,000	1,566,000
Hyperion Therapeutics, Inc. (a)	121,500	3,411,720
Insmed, Inc. (a)	223,400	4,561,828
Intercept Pharmaceuticals, Inc. (a)	28,300	8,514,904
Isis Pharmaceuticals, Inc. (a)	224,457	11,460,774
Ligand Pharmaceuticals, Inc. Class B (a)	100,000	6,194,000
Medivation, Inc. (a)	62,800	4,998,880
Novavax, Inc. (a)	1,118,200	6,083,008
Repligen Corp. (a)	770,000	11,919,600
Stemline Therapeutics, Inc.	104,500	2,628,175
Sunesis Pharmaceuticals, Inc. (a)(d)	390,600	1,710,828
Synageva BioPharma Corp. (a)(d)	82,200	7,445,676
Theravance, Inc. (a)(d)	51,500	1,896,230
Threshold Pharmaceuticals, Inc. (a)	369,900	1,805,112
XOMA Corp. (a)(d)	800,400	6,219,108
		110,341,355
Health Care Equipment & Supplies - 4.4%
Atricure, Inc. (a)	240,000	4,920,000
Cerus Corp. (a)	432,700	2,669,759
DexCom, Inc. (a)	329,907	13,348,037
ICU Medical, Inc. (a)	82,600	5,328,526
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	350,000	$ 10,346,000
Steris Corp.	281,400	12,913,446
The Spectranetics Corp. (a)	404,500	10,525,090
		60,050,858
Health Care Providers & Services - 3.1%
Accretive Health, Inc. (a)	1,137,226	10,473,851
BioScrip, Inc. (a)	1,249,960	10,637,160
MEDNAX, Inc. (a)	106,400	5,920,096
Molina Healthcare, Inc. (a)	229,300	8,254,800
MWI Veterinary Supply, Inc. (a)	40,400	7,524,904
		42,810,811
Health Care Technology - 2.1%
athenahealth, Inc. (a)(d)	131,700	19,412,580
Medidata Solutions, Inc. (a)	156,096	9,849,658
		29,262,238
Life Sciences Tools & Services - 1.6%
Bruker BioSciences Corp. (a)	393,700	8,011,795
Fluidigm Corp. (a)	290,000	13,084,800
		21,096,595
Pharmaceuticals - 0.9%
Biodelivery Sciences International, Inc. (a)(d)	543,884	4,269,489
Ocera Therapeutics, Inc. (a)(d)	181,146	2,545,101
The Medicines Company (a)	173,100	6,016,956
		12,831,546
TOTAL HEALTH CARE		276,393,403
INDUSTRIALS - 15.9%
Aerospace & Defense - 1.7%
AAR Corp.	471,200	12,557,480
Astronics Corp. (a)	8,709	527,548
Teledyne Technologies, Inc. (a)	117,700	10,813,099
		23,898,127
Airlines - 1.1%
Spirit Airlines, Inc. (a)	324,500	15,219,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.1%
A.O. Smith Corp.	136,088	$ 6,426,075
Lennox International, Inc.	99,500	8,612,720
		15,038,795
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	581,900	16,188,458
Electrical Equipment - 2.2%
EnerSys	256,700	17,471,002
Generac Holdings, Inc.	233,200	11,223,916
Preformed Line Products Co.	19,112	1,289,678
		29,984,596
Machinery - 4.8%
ITT Corp.	178,000	7,289,100
Luxfer Holdings PLC sponsored ADR	493,066	10,324,802
Manitowoc Co., Inc.	470,000	13,371,500
Mueller Industries, Inc.	43,209	2,689,328
Oshkosh Truck Corp.	220,100	11,916,214
Proto Labs, Inc. (a)(d)	135,000	10,713,600
Standex International Corp.	170,338	9,688,825
		65,993,369
Marine - 0.2%
Malibu Boats, Inc. Class A (a)	150,000	2,662,500
Professional Services - 2.3%
CBIZ, Inc. (a)	800,000	6,880,000
Huron Consulting Group, Inc. (a)	231,700	15,347,808
WageWorks, Inc. (a)	146,953	9,139,007
		31,366,815
Trading Companies & Distributors - 1.3%
Watsco, Inc.	99,100	9,376,842
WESCO International, Inc. (a)	98,300	8,154,968
		17,531,810
TOTAL INDUSTRIALS		217,883,520
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 0.4%
Plantronics, Inc.	121,400	5,211,702
Computers & Peripherals - 1.0%
Electronics for Imaging, Inc. (a)	342,000	14,490,540
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.8%
FLIR Systems, Inc.	363,400	$ 11,527,048
InvenSense, Inc. (a)(d)	534,000	10,514,460
MTS Systems Corp.	183,895	12,933,335
Neonode, Inc. (a)(d)	658,022	3,744,145
		38,718,988
Internet Software & Services - 6.2%
Cornerstone OnDemand, Inc. (a)	238,000	13,577,900
Cvent, Inc.	54,200	2,070,982
Demandware, Inc. (a)	244,984	15,600,581
E2open, Inc. (a)(d)	557,094	13,342,401
Move, Inc. (a)	636,108	8,994,567
NIC, Inc.	383,202	8,330,811
Stamps.com, Inc. (a)	569,600	22,476,418
		84,393,660
IT Services - 5.4%
Cardtronics, Inc. (a)	217,468	8,376,867
EPAM Systems, Inc. (a)	333,100	13,623,790
Euronet Worldwide, Inc. (a)	247,605	10,612,350
EVERTEC, Inc.	389,400	9,396,222
Global Payments, Inc.	135,500	8,955,195
Maximus, Inc.	200,000	8,474,000
Sapient Corp. (a)	867,200	13,901,216
		73,339,640
Semiconductors & Semiconductor Equipment - 1.6%
Monolithic Power Systems, Inc. (a)	289,900	9,476,831
PDF Solutions, Inc. (a)	531,656	12,600,247
		22,077,078
Software - 6.5%
Aspen Technology, Inc. (a)	313,100	14,267,967
CommVault Systems, Inc. (a)	200,000	13,814,000
Comverse, Inc. (a)	230,000	8,289,200
Destiny Media Technologies, Inc. (a)(d)	701,069	1,156,764
Evolving Systems, Inc.	200,000	1,952,000
Interactive Intelligence Group, Inc. (a)	173,500	13,175,590
Manhattan Associates, Inc. (a)	175,338	5,912,397
MICROS Systems, Inc. (a)	200,000	11,106,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SeaChange International, Inc. (a)	700,000	$ 8,372,000
SS&C Technologies Holdings, Inc. (a)	273,600	10,621,152
		88,667,070
TOTAL INFORMATION TECHNOLOGY		326,898,678
MATERIALS - 4.8%
Chemicals - 2.6%
Axiall Corp.	202,516	8,080,388
Cabot Corp.	187,146	9,108,396
Chemtura Corp. (a)	401,847	10,078,323
Cytec Industries, Inc.	88,200	7,935,354
		35,202,461
Construction Materials - 0.6%
Eagle Materials, Inc.	106,000	8,347,500
Containers & Packaging - 0.9%
Graphic Packaging Holding Co. (a)	1,293,700	12,290,150
Paper & Forest Products - 0.7%
P.H. Glatfelter Co.	300,700	9,318,693
TOTAL MATERIALS		65,158,804
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
inContact, Inc. (a)	1,300,000	11,414,000
TOTAL COMMON STOCKS (Cost $1,099,891,524)		1,279,097,864
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 2/27/14 to 4/10/14 (e) (Cost $4,309,835)	$ 4,310,000	4,309,875
Money Market Funds - 12.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	105,642,671	$ 105,642,671
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	63,539,417	63,539,417
TOTAL MONEY MARKET FUNDS (Cost $169,182,088)		169,182,088
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,273,383,447)		1,452,589,827
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(84,053,063)
NET ASSETS - 100%		$ 1,368,536,764
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
475 ICE Russell 2000 Index Contracts (United States)	March 2014	$ 53,594,250	$ (1,176,718)

The face value of futures purchased as a percentage of net assets is 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,034,925.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,170
Fidelity Securities Lending Cash Central Fund	1,164,212
Total	$ 1,192,382
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parametric Sound Corp.	$ 11,382,447	$ -	$ 9,334,036*	$ -	$ -
Xtreme Drilling & Coil Services Corp.	14,769,740	7,453,947	10,516,137*	-	-
Zedi, Inc.	4,053,675	-	4,333,432	-	-
Total	$ 30,205,862	$ 7,453,947	$ 24,183,605	$ -	$ -
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,379,036	$ 184,379,036	$ -	$ -
Consumer Staples	21,713,365	21,713,365	-	-
Energy	59,725,039	59,725,039	-	-
Financials	115,532,019	115,532,019	-	-
Health Care	276,393,403	276,393,403	-	-
Industrials	217,883,520	217,883,520	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 326,898,678	$ 326,898,678	$ -	$ -
Materials	65,158,804	65,158,804	-	-
Telecommunication Services	11,414,000	11,414,000	-	-
U.S. Government and Government Agency Obligations	4,309,875	-	4,309,875	-
Money Market Funds	169,182,088	169,182,088	-	-
Total Investments in Securities:	$ 1,452,589,827	$ 1,448,279,952	$ 4,309,875	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,176,718)	$ (1,176,718)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,176,718)
Total Value of Derivatives	$ -	$ (1,176,718)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,993,230) - See accompanying schedule: Unaffiliated issuers (cost $1,104,201,359)	$ 1,283,407,739
Fidelity Central Funds (cost $169,182,088)	169,182,088
Total Investments (cost $1,273,383,447)		$ 1,452,589,827
Receivable for investments sold		17,732,612
Receivable for fund shares sold		11,316,031
Dividends receivable		434,545
Distributions receivable from Fidelity Central Funds		128,570
Prepaid expenses		4,724
Other receivables		23,982
Total assets		1,482,230,291

Liabilities
Payable for investments purchased	$ 47,796,928
Payable for fund shares redeemed	1,197,186
Accrued management fee	762,973
Distribution and service plan fees payable	76,202
Payable for daily variation margin for derivative instruments	42,750
Other affiliated payables	227,185
Other payables and accrued expenses	50,886
Collateral on securities loaned, at value	63,539,417
Total liabilities		113,693,527

Net Assets		$ 1,368,536,764
Net Assets consist of:
Paid in capital		$ 766,277,350
Accumulated net investment loss		(2,895,171)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		427,128,434
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,026,151
Net Assets		$ 1,368,536,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($90,126,325 ÷ 4,817,677 shares)	$ 18.71

Maximum offering price per share (100/94.25 of $18.71)	$ 19.85
Class T: Net Asset Value and redemption price per share ($44,278,272 ÷ 2,408,019 shares)	$ 18.39

Maximum offering price per share (100/96.50 of $18.39)	$ 19.06
Class B: Net Asset Value and offering price per share ($3,419,966 ÷ 194,304 shares)A	$ 17.60

Class C: Net Asset Value and offering price per share ($44,167,028 ÷ 2,521,223 shares)A	$ 17.52

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,133,411,259 ÷ 59,152,380 shares)	$ 19.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,133,914 ÷ 2,767,687 shares)	$ 19.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,133,046
Interest		123
Income from Fidelity Central Funds (including $1,164,212 from security lending)		1,192,382
Total income		5,325,551

Expenses
Management fee Basic fee	$ 6,481,708
Performance adjustment	(514,084)
Transfer agent fees	1,400,413
Distribution and service plan fees	407,607
Accounting and security lending fees	293,343
Custodian fees and expenses	44,018
Independent trustees' compensation	4,311
Registration fees	93,381
Audit	32,714
Legal	5,060
Miscellaneous	6,913
Total expenses before reductions	8,255,384
Expense reductions	(34,662)	8,220,722
Net investment income (loss)		(2,895,171)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	182,502,723
Redemption in-kind with affiliated entities (including gain from Other affiliated issuers of $4,613,051)	304,585,595
Other affiliated issuers	(710,195)
Foreign currency transactions	(9,191)
Futures contracts	(168,582)
Total net realized gain (loss)		486,200,350
Change in net unrealized appreciation (depreciation) on: Investment securities	(245,963,064)
Assets and liabilities in foreign currencies	882
Futures contracts	(1,176,718)
Total change in net unrealized appreciation (depreciation)		(247,138,900)
Net gain (loss)		239,061,450
Net increase (decrease) in net assets resulting from operations		$ 236,166,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,895,171)	$ 2,185,197
Net realized gain (loss)	486,200,350	327,291,382
Change in net unrealized appreciation (depreciation)	(247,138,900)	244,679,550
Net increase (decrease) in net assets resulting from operations	236,166,279	574,156,129
Distributions to shareholders from net realized gain	(306,245,236)	(122,560,447)
Share transactions - net increase (decrease)	(801,932,097)	(58,479,174)
Redemption fees	141,723	117,383
Total increase (decrease) in net assets	(871,869,331)	393,233,891

Net Assets
Beginning of period	2,240,406,095	1,847,172,204
End of period (including accumulated net investment loss of $2,895,171 and accumulated net investment loss of $0, respectively)	$ 1,368,536,764	$ 2,240,406,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20
Income from Investment Operations
Net investment income (loss) E	(.06)	(.04)	(.07) H	(.07) I	(.07) J	(.06)
Net realized and unrealized gain (loss)	2.35	4.87	(.16)	3.84	1.94	(2.35)
Total from investment operations	2.29	4.83	(.23)	3.77	1.87	(2.41)
Distributions from net realized gain	(3.24)	(1.04)	(.32)	(.01) K	-	-
Redemption fees added to paid in capital E,M	-	-	-	-	-	-
Net asset value, end of period	$ 18.71	$ 19.66	$ 15.87	$ 16.42	$ 12.66	$ 10.79
Total Return B,C,D	12.93%	32.20%	(1.14)%	29.78%	17.33%	(18.26)%
Ratios to Average Net Assets F,L
Expenses before reductions	1.21% A	1.24%	1.35%	1.25%	1.35%	1.33%
Expenses net of fee waivers, if any	1.21% A	1.24%	1.35%	1.25%	1.35%	1.33%
Expenses net of all reductions	1.21% A	1.22%	1.34%	1.23%	1.34%	1.33%
Net investment income (loss)	(.64)% A	(.26)%	(.49)% H	(.47)% I	(.56)% J	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,126	$ 74,978	$ 59,684	$ 67,272	$ 50,620	$ 40,211
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.38	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.08)	(.09)	(.11) H	(.11) I	(.10) J	(.09)
Net realized and unrealized gain (loss)	2.31	4.82	(.16)	3.81	1.93	(2.34)
Total from investment operations	2.23	4.73	(.27)	3.70	1.83	(2.43)
Distributions from net realized gain	(3.22)	(1.03)	(.32)	-	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 18.39	$ 19.38	$ 15.68	$ 16.27	$ 12.57	$ 10.74
Total Return B,C,D	12.78%	31.87%	(1.41)%	29.44%	17.04%	(18.45)%
Ratios to Average Net Assets F,K
Expenses before reductions	1.48% A	1.49%	1.61%	1.50%	1.61%	1.60%
Expenses net of fee waivers, if any	1.48% A	1.49%	1.61%	1.50%	1.61%	1.60%
Expenses net of all reductions	1.48% A	1.48%	1.60%	1.49%	1.60%	1.59%
Net investment income (loss)	(.90)% A	(.52)%	(.74)% H	(.73)% I	(.82)% J	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,278	$ 34,686	$ 27,658	$ 30,764	$ 23,930	$ 21,533
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.65	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03
Income from Investment Operations
Net investment income (loss) E	(.13)	(.16)	(.18) H	(.18) I	(.16) J	(.13)
Net realized and unrealized gain (loss)	2.22	4.64	(.17)	3.74	1.89	(2.33)
Total from investment operations	2.09	4.48	(.35)	3.56	1.73	(2.46)
Distributions from net realized gain	(3.14)	(1.02)	(.32)	-	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 17.60	$ 18.65	$ 15.19	$ 15.86	$ 12.30	$ 10.57
Total Return B,C,D	12.46%	31.25%	(1.96)%	28.94%	16.37%	(18.88)%
Ratios to Average Net Assets F,K
Expenses before reductions	2.00% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of fee waivers, if any	1.99% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of all reductions	1.99% A	1.97%	2.09%	1.98%	2.09%	2.08%
Net investment income (loss)	(1.42)% A	(1.01)%	(1.23)% H	(1.22)% I	(1.32)% J	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,420	$ 3,486	$ 4,123	$ 5,295	$ 5,142	$ 4,171
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.62	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00
Income from Investment Operations
Net investment income (loss) E	(.12)	(.16)	(.18) H	(.18) I	(.16) J	(.13)
Net realized and unrealized gain (loss)	2.20	4.64	(.17)	3.73	1.89	(2.32)
Total from investment operations	2.08	4.48	(.35)	3.55	1.73	(2.45)
Distributions from net realized gain	(3.18)	(1.02)	(.32)	-	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 17.52	$ 18.62	$ 15.16	$ 15.83	$ 12.28	$ 10.55
Total Return B,C,D	12.44%	31.32%	(1.96)%	28.91%	16.40%	(18.85)%
Ratios to Average Net Assets F,K
Expenses before reductions	1.99% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of fee waivers, if any	1.99% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of all reductions	1.99% A	1.97%	2.09%	1.98%	2.09%	2.07%
Net investment income (loss)	(1.41)% A	(1.01)%	(1.24)% H	(1.22)% I	(1.32)% J	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,167	$ 32,756	$ 24,683	$ 24,914	$ 18,091	$ 14,267
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.07	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29
Income from Investment Operations
Net investment income (loss) D	(.03)	.01	(.03) G	(.03) H	(.04) I	(.04)
Net realized and unrealized gain (loss)	2.39	4.98	(.16)	3.90	1.96	(2.36)
Total from investment operations	2.36	4.99	(.19)	3.87	1.92	(2.40)
Distributions from net realized gain	(3.27)	(1.06)	(.32)	(.03) J	-	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 19.16	$ 20.07	$ 16.14	$ 16.65	$ 12.81	$ 10.89
Total Return B,C	13.06%	32.74%	(.88)%	30.20%	17.63%	(18.06)%
Ratios to Average Net Assets E,K
Expenses before reductions	.88% A	.90%	1.03%	.95%	1.08%	1.08%
Expenses net of fee waivers, if any	.88% A	.90%	1.03%	.95%	1.08%	1.08%
Expenses net of all reductions	.88% A	.88%	1.02%	.93%	1.07%	1.08%
Net investment income (loss)	(.30)% A	.08%	(.16)% G	(.17)% H	(.29)% I	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,133,411	$ 1,315,659	$ 1,166,101	$ 1,382,688	$ 1,204,818	$ 1,085,184
Portfolio turnover rate F	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30
Income from Investment Operations
Net investment income (loss) D	(.03)	.01	(.03) G	(.03) H	(.03) I	(.03)
Net realized and unrealized gain (loss)	2.40	4.98	(.16)	3.91	1.95	(2.36)
Total from investment operations	2.37	4.99	(.19)	3.88	1.92	(2.39)
Distributions from net realized gain	(3.27)	(1.06)	(.32)	(.03) J	-	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 19.20	$ 20.10	$ 16.17	$ 16.68	$ 12.83	$ 10.91
Total Return B,C	13.07%	32.65%	(.88)%	30.24%	17.60%	(17.97)%
Ratios to Average Net Assets E,K
Expenses before reductions	.91% A	.92%	1.06%	.94%	1.03%	1.05%
Expenses net of fee waivers, if any	.90% A	.92%	1.06%	.94%	1.03%	1.05%
Expenses net of all reductions	.90% A	.91%	1.05%	.93%	1.02%	1.04%
Net investment income (loss)	(.33)% A	.06%	(.19)% G	(.17)% H	(.24)% I	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,134	$ 51,158	$ 36,694	$ 41,440	$ 25,650	$ 19,204
Portfolio turnover rate F	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through November 15, 2013, and all outstanding shares were redeemed by November 15, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 202,306,877
Gross unrealized depreciation	(25,883,966)
Net unrealized appreciation (depreciation) on securities and other investments	$ 176,422,911

Tax cost	$ 1,276,166,916

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(168,582) and a change in net unrealized appreciation (depreciation) of $(1,176,718) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $1,227,621,226 and $2,381,148,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 102,092	$ 1,084
Class T	.25%	.25%	98,434	-
Class B	.75%	.25%	17,177	13,008
Class C	.75%	.25%	189,904	36,327
			$ 407,607	$ 50,419

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,161
Class T	7,186
Class B*	912
Class C*	1,709
$ 37,968

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 109,315.27
Class T	55,704.28
Class B	5,169.30
Class C	55,796.29
Small Cap Growth	1,121,090.19
Institutional Class	53,339.21
	$ 1,400,413

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40,650 for the period.

Redemptions In-Kind. During the period, 70,585,530 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,380,652,586. The net realized gain of $304,585,595 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain of loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,719 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $64,630. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $54,508 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,263 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $77.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $18,322.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014 A	Year ended July 31, 2013
From net realized gain
Class A	$ 13,042,391	$ 3,855,020
Class T	6,313,273	1,778,904
Class B	574,582	260,524
Class C	6,246,391	1,656,727
Small Cap Growth	191,545,684	74,940,038
Class F	80,609,253	37,680,389
Institutional Class	7,913,662	2,388,845
Total	$ 306,245,236	$ 122,560,447

A All Class F shares were redeemed on November 15, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class A
Shares sold	915,409	969,311	$ 17,219,782	$ 16,711,827
Reinvestment of distributions	685,539	231,282	12,376,648	3,646,231
Shares redeemed	(596,163)	(1,149,326)	(11,225,866)	(19,219,034)
Net increase (decrease)	1,004,785	51,267	$ 18,370,564	$ 1,139,024
Class T
Shares sold	453,744	457,321	$ 8,406,937	$ 7,743,595
Reinvestment of distributions	341,220	106,640	6,064,353	1,660,117
Shares redeemed	(176,417)	(538,707)	(3,251,764)	(8,802,237)
Net increase (decrease)	618,547	25,254	$ 11,219,526	$ 601,475
Class B
Shares sold	9,049	6,696	$ 160,917	$ 106,485
Reinvestment of distributions	32,147	16,337	548,598	246,159
Shares redeemed	(33,755)	(107,598)	(601,767)	(1,730,845)
Net increase (decrease)	7,441	(84,565)	$ 107,748	$ (1,378,201)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class C
Shares sold	598,254	456,788	$ 10,606,736	$ 7,531,447
Reinvestment of distributions	347,765	103,215	5,907,550	1,550,542
Shares redeemed	(184,346)	(428,305)	(3,247,932)	(6,821,754)
Net increase (decrease)	761,673	131,698	$ 13,266,354	$ 2,260,235
Small Cap Growth
Shares sold	21,096,897	10,379,088	$ 406,171,276	$ 182,249,151
Reinvestment of distributions	10,184,956	4,595,875	187,557,177	73,721,316
Shares redeemed	(37,691,940)B	(21,652,202)	(731,980,705)B	(371,997,767)
Net increase (decrease)	(6,410,087)	(6,677,239)	$ (138,252,252)	$ (116,027,300)
Class F
Shares sold	768,083	7,670,010	$ 15,295,624	$ 131,231,307
Reinvestment of distributions	4,357,257	2,336,095	80,609,253	37,680,389
Shares redeemed	(41,060,113)B	(6,554,937)	(806,457,595)B	(118,928,973)
Net increase (decrease)	(35,934,773)	3,451,168	$ (710,552,718)	$ 49,982,723
Institutional Class
Shares sold	389,837	727,207	$ 7,518,244	$ 12,757,998
Reinvestment of distributions	381,830	128,780	7,062,159	2,069,290
Shares redeemed	(549,183)	(580,321)	(10,671,722)	(9,884,418)
Net increase (decrease)	222,484	275,666	$ 3,908,681	$ 4,942,870

A All Class F shares were redeemed on November 15, 2013.

B Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCP-USAN-0314
1.803716.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Growth

Fund - Institutional Class

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Small Cap Growth
Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.21%
Actual		$ 1,000.00	$ 1,129.30	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class T	1.48%
Actual		$ 1,000.00	$ 1,127.80	$ 7.94
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.99%
Actual		$ 1,000.00	$ 1,124.60	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 1,124.40	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Small Cap Growth	.88%
Actual		$ 1,000.00	$ 1,130.60	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,130.70	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stamps.com, Inc.	1.6	1.0
athenahealth, Inc.	1.4	1.2
iRobot Corp.	1.4	0.0
EnerSys	1.3	1.1
Tenneco, Inc.	1.2	0.5
KAR Auction Services, Inc.	1.2	1.3
Demandware, Inc.	1.1	0.7
Brunswick Corp.	1.1	1.0
Huron Consulting Group, Inc.	1.1	0.0
Spirit Airlines, Inc.	1.1	0.7
	12.5
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.9	25.8
Health Care	20.2	20.9
Industrials	15.9	17.0
Consumer Discretionary	13.5	16.0
Financials	8.4	8.4
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks and Equity Futures 97.4%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	5.0%	** Foreign investments	4.0%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.8%
Standard Motor Products, Inc.	255,717	$ 8,364,503
Tenneco, Inc. (a)	289,300	16,443,812
		24,808,315
Diversified Consumer Services - 1.8%
Matthews International Corp. Class A	250,000	10,630,000
Service Corp. International	753,300	13,333,410
		23,963,410
Hotels, Restaurants & Leisure - 2.2%
Fiesta Restaurant Group, Inc. (a)	175,000	7,519,750
Papa John's International, Inc.	239,600	11,531,948
Popeyes Louisiana Kitchen, Inc. (a)	288,531	11,613,373
		30,665,071
Household Durables - 1.8%
iRobot Corp. (a)(d)	540,000	19,083,600
Universal Electronics, Inc. (a)	167,114	5,972,654
		25,056,254
Internet & Catalog Retail - 1.0%
HomeAway, Inc. (a)	320,000	13,075,200
Leisure Equipment & Products - 1.1%
Brunswick Corp.	372,600	15,447,996
Media - 0.3%
Cinemark Holdings, Inc.	147,100	4,311,501
Specialty Retail - 0.6%
Murphy U.S.A., Inc.	207,200	8,026,928
Textiles, Apparel & Luxury Goods - 2.9%
Deckers Outdoor Corp. (a)(d)	111,400	8,683,630
G-III Apparel Group Ltd. (a)	195,300	13,665,141
Steven Madden Ltd. (a)	273,000	8,897,070
Wolverine World Wide, Inc.	278,800	7,778,520
		39,024,361
TOTAL CONSUMER DISCRETIONARY		184,379,036
CONSUMER STAPLES - 1.6%
Food Products - 1.2%
Annie's, Inc. (a)(d)	183,900	7,378,068
WhiteWave Foods Co. (a)	386,500	9,357,165
		16,735,233
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Inter Parfums, Inc.	152,985	$ 4,978,132
TOTAL CONSUMER STAPLES		21,713,365
ENERGY - 4.4%
Energy Equipment & Services - 2.1%
Dril-Quip, Inc. (a)	74,900	7,531,944
RigNet, Inc. (a)	149,197	6,960,040
Western Energy Services Corp.	575,500	4,009,769
Xtreme Drilling & Coil Services Corp. (a)	3,166,700	10,520,126
		29,021,879
Oil, Gas & Consumable Fuels - 2.3%
Golar LNG Ltd. (NASDAQ)	200,000	7,102,000
MPLX LP	195,857	9,011,381
Phillips 66 Partners LP	203,100	7,602,033
Solazyme, Inc. (a)	196,039	2,542,626
Whitecap Resources, Inc. (d)	419,200	4,445,120
		30,703,160
TOTAL ENERGY		59,725,039
FINANCIALS - 8.4%
Capital Markets - 1.5%
FXCM, Inc. Class A	630,000	10,798,200
Virtus Investment Partners, Inc. (a)	52,183	9,510,874
		20,309,074
Commercial Banks - 3.3%
Banner Bank	140,284	5,166,660
City National Corp.	144,700	10,469,045
East West Bancorp, Inc.	174,694	5,845,261
Lakeland Financial Corp.	200,000	7,326,000
Pacific Premier Bancorp, Inc. (a)	648,586	10,293,060
TCF Financial Corp.	393,200	6,330,520
		45,430,546
Insurance - 2.7%
Allied World Assurance Co. Holdings Ltd.	110,000	11,321,200
Amerisafe, Inc.	213,400	8,828,358
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	236,000	$ 9,942,680
StanCorp Financial Group, Inc.	112,800	7,247,400
		37,339,638
Real Estate Management & Development - 0.6%
Altisource Residential Corp. Class B	287,200	8,616,000
Thrifts & Mortgage Finance - 0.3%
Meridian Interstate Bancorp, Inc. (a)	162,989	3,836,761
TOTAL FINANCIALS		115,532,019
HEALTH CARE - 20.2%
Biotechnology - 8.1%
Alkermes PLC (a)	75,900	3,694,812
Array BioPharma, Inc. (a)	484,600	2,330,926
BioCryst Pharmaceuticals, Inc. (a)	300,000	3,060,000
Celldex Therapeutics, Inc. (a)	293,300	7,561,274
Chimerix, Inc.	147,800	2,874,710
Cubist Pharmaceuticals, Inc. (a)	96,262	7,035,790
Dyax Corp. (a)	400,000	3,368,000
Dynavax Technologies Corp. (a)	900,000	1,566,000
Hyperion Therapeutics, Inc. (a)	121,500	3,411,720
Insmed, Inc. (a)	223,400	4,561,828
Intercept Pharmaceuticals, Inc. (a)	28,300	8,514,904
Isis Pharmaceuticals, Inc. (a)	224,457	11,460,774
Ligand Pharmaceuticals, Inc. Class B (a)	100,000	6,194,000
Medivation, Inc. (a)	62,800	4,998,880
Novavax, Inc. (a)	1,118,200	6,083,008
Repligen Corp. (a)	770,000	11,919,600
Stemline Therapeutics, Inc.	104,500	2,628,175
Sunesis Pharmaceuticals, Inc. (a)(d)	390,600	1,710,828
Synageva BioPharma Corp. (a)(d)	82,200	7,445,676
Theravance, Inc. (a)(d)	51,500	1,896,230
Threshold Pharmaceuticals, Inc. (a)	369,900	1,805,112
XOMA Corp. (a)(d)	800,400	6,219,108
		110,341,355
Health Care Equipment & Supplies - 4.4%
Atricure, Inc. (a)	240,000	4,920,000
Cerus Corp. (a)	432,700	2,669,759
DexCom, Inc. (a)	329,907	13,348,037
ICU Medical, Inc. (a)	82,600	5,328,526
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	350,000	$ 10,346,000
Steris Corp.	281,400	12,913,446
The Spectranetics Corp. (a)	404,500	10,525,090
		60,050,858
Health Care Providers & Services - 3.1%
Accretive Health, Inc. (a)	1,137,226	10,473,851
BioScrip, Inc. (a)	1,249,960	10,637,160
MEDNAX, Inc. (a)	106,400	5,920,096
Molina Healthcare, Inc. (a)	229,300	8,254,800
MWI Veterinary Supply, Inc. (a)	40,400	7,524,904
		42,810,811
Health Care Technology - 2.1%
athenahealth, Inc. (a)(d)	131,700	19,412,580
Medidata Solutions, Inc. (a)	156,096	9,849,658
		29,262,238
Life Sciences Tools & Services - 1.6%
Bruker BioSciences Corp. (a)	393,700	8,011,795
Fluidigm Corp. (a)	290,000	13,084,800
		21,096,595
Pharmaceuticals - 0.9%
Biodelivery Sciences International, Inc. (a)(d)	543,884	4,269,489
Ocera Therapeutics, Inc. (a)(d)	181,146	2,545,101
The Medicines Company (a)	173,100	6,016,956
		12,831,546
TOTAL HEALTH CARE		276,393,403
INDUSTRIALS - 15.9%
Aerospace & Defense - 1.7%
AAR Corp.	471,200	12,557,480
Astronics Corp. (a)	8,709	527,548
Teledyne Technologies, Inc. (a)	117,700	10,813,099
		23,898,127
Airlines - 1.1%
Spirit Airlines, Inc. (a)	324,500	15,219,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.1%
A.O. Smith Corp.	136,088	$ 6,426,075
Lennox International, Inc.	99,500	8,612,720
		15,038,795
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	581,900	16,188,458
Electrical Equipment - 2.2%
EnerSys	256,700	17,471,002
Generac Holdings, Inc.	233,200	11,223,916
Preformed Line Products Co.	19,112	1,289,678
		29,984,596
Machinery - 4.8%
ITT Corp.	178,000	7,289,100
Luxfer Holdings PLC sponsored ADR	493,066	10,324,802
Manitowoc Co., Inc.	470,000	13,371,500
Mueller Industries, Inc.	43,209	2,689,328
Oshkosh Truck Corp.	220,100	11,916,214
Proto Labs, Inc. (a)(d)	135,000	10,713,600
Standex International Corp.	170,338	9,688,825
		65,993,369
Marine - 0.2%
Malibu Boats, Inc. Class A (a)	150,000	2,662,500
Professional Services - 2.3%
CBIZ, Inc. (a)	800,000	6,880,000
Huron Consulting Group, Inc. (a)	231,700	15,347,808
WageWorks, Inc. (a)	146,953	9,139,007
		31,366,815
Trading Companies & Distributors - 1.3%
Watsco, Inc.	99,100	9,376,842
WESCO International, Inc. (a)	98,300	8,154,968
		17,531,810
TOTAL INDUSTRIALS		217,883,520
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 0.4%
Plantronics, Inc.	121,400	5,211,702
Computers & Peripherals - 1.0%
Electronics for Imaging, Inc. (a)	342,000	14,490,540
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.8%
FLIR Systems, Inc.	363,400	$ 11,527,048
InvenSense, Inc. (a)(d)	534,000	10,514,460
MTS Systems Corp.	183,895	12,933,335
Neonode, Inc. (a)(d)	658,022	3,744,145
		38,718,988
Internet Software & Services - 6.2%
Cornerstone OnDemand, Inc. (a)	238,000	13,577,900
Cvent, Inc.	54,200	2,070,982
Demandware, Inc. (a)	244,984	15,600,581
E2open, Inc. (a)(d)	557,094	13,342,401
Move, Inc. (a)	636,108	8,994,567
NIC, Inc.	383,202	8,330,811
Stamps.com, Inc. (a)	569,600	22,476,418
		84,393,660
IT Services - 5.4%
Cardtronics, Inc. (a)	217,468	8,376,867
EPAM Systems, Inc. (a)	333,100	13,623,790
Euronet Worldwide, Inc. (a)	247,605	10,612,350
EVERTEC, Inc.	389,400	9,396,222
Global Payments, Inc.	135,500	8,955,195
Maximus, Inc.	200,000	8,474,000
Sapient Corp. (a)	867,200	13,901,216
		73,339,640
Semiconductors & Semiconductor Equipment - 1.6%
Monolithic Power Systems, Inc. (a)	289,900	9,476,831
PDF Solutions, Inc. (a)	531,656	12,600,247
		22,077,078
Software - 6.5%
Aspen Technology, Inc. (a)	313,100	14,267,967
CommVault Systems, Inc. (a)	200,000	13,814,000
Comverse, Inc. (a)	230,000	8,289,200
Destiny Media Technologies, Inc. (a)(d)	701,069	1,156,764
Evolving Systems, Inc.	200,000	1,952,000
Interactive Intelligence Group, Inc. (a)	173,500	13,175,590
Manhattan Associates, Inc. (a)	175,338	5,912,397
MICROS Systems, Inc. (a)	200,000	11,106,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SeaChange International, Inc. (a)	700,000	$ 8,372,000
SS&C Technologies Holdings, Inc. (a)	273,600	10,621,152
		88,667,070
TOTAL INFORMATION TECHNOLOGY		326,898,678
MATERIALS - 4.8%
Chemicals - 2.6%
Axiall Corp.	202,516	8,080,388
Cabot Corp.	187,146	9,108,396
Chemtura Corp. (a)	401,847	10,078,323
Cytec Industries, Inc.	88,200	7,935,354
		35,202,461
Construction Materials - 0.6%
Eagle Materials, Inc.	106,000	8,347,500
Containers & Packaging - 0.9%
Graphic Packaging Holding Co. (a)	1,293,700	12,290,150
Paper & Forest Products - 0.7%
P.H. Glatfelter Co.	300,700	9,318,693
TOTAL MATERIALS		65,158,804
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
inContact, Inc. (a)	1,300,000	11,414,000
TOTAL COMMON STOCKS (Cost $1,099,891,524)		1,279,097,864
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 2/27/14 to 4/10/14 (e) (Cost $4,309,835)	$ 4,310,000	4,309,875
Money Market Funds - 12.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	105,642,671	$ 105,642,671
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	63,539,417	63,539,417
TOTAL MONEY MARKET FUNDS (Cost $169,182,088)		169,182,088
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,273,383,447)		1,452,589,827
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(84,053,063)
NET ASSETS - 100%		$ 1,368,536,764
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
475 ICE Russell 2000 Index Contracts (United States)	March 2014	$ 53,594,250	$ (1,176,718)

The face value of futures purchased as a percentage of net assets is 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,034,925.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,170
Fidelity Securities Lending Cash Central Fund	1,164,212
Total	$ 1,192,382
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parametric Sound Corp.	$ 11,382,447	$ -	$ 9,334,036*	$ -	$ -
Xtreme Drilling & Coil Services Corp.	14,769,740	7,453,947	10,516,137*	-	-
Zedi, Inc.	4,053,675	-	4,333,432	-	-
Total	$ 30,205,862	$ 7,453,947	$ 24,183,605	$ -	$ -
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,379,036	$ 184,379,036	$ -	$ -
Consumer Staples	21,713,365	21,713,365	-	-
Energy	59,725,039	59,725,039	-	-
Financials	115,532,019	115,532,019	-	-
Health Care	276,393,403	276,393,403	-	-
Industrials	217,883,520	217,883,520	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 326,898,678	$ 326,898,678	$ -	$ -
Materials	65,158,804	65,158,804	-	-
Telecommunication Services	11,414,000	11,414,000	-	-
U.S. Government and Government Agency Obligations	4,309,875	-	4,309,875	-
Money Market Funds	169,182,088	169,182,088	-	-
Total Investments in Securities:	$ 1,452,589,827	$ 1,448,279,952	$ 4,309,875	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,176,718)	$ (1,176,718)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,176,718)
Total Value of Derivatives	$ -	$ (1,176,718)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,993,230) - See accompanying schedule: Unaffiliated issuers (cost $1,104,201,359)	$ 1,283,407,739
Fidelity Central Funds (cost $169,182,088)	169,182,088
Total Investments (cost $1,273,383,447)		$ 1,452,589,827
Receivable for investments sold		17,732,612
Receivable for fund shares sold		11,316,031
Dividends receivable		434,545
Distributions receivable from Fidelity Central Funds		128,570
Prepaid expenses		4,724
Other receivables		23,982
Total assets		1,482,230,291

Liabilities
Payable for investments purchased	$ 47,796,928
Payable for fund shares redeemed	1,197,186
Accrued management fee	762,973
Distribution and service plan fees payable	76,202
Payable for daily variation margin for derivative instruments	42,750
Other affiliated payables	227,185
Other payables and accrued expenses	50,886
Collateral on securities loaned, at value	63,539,417
Total liabilities		113,693,527

Net Assets		$ 1,368,536,764
Net Assets consist of:
Paid in capital		$ 766,277,350
Accumulated net investment loss		(2,895,171)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		427,128,434
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,026,151
Net Assets		$ 1,368,536,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($90,126,325 ÷ 4,817,677 shares)	$ 18.71

Maximum offering price per share (100/94.25 of $18.71)	$ 19.85
Class T: Net Asset Value and redemption price per share ($44,278,272 ÷ 2,408,019 shares)	$ 18.39

Maximum offering price per share (100/96.50 of $18.39)	$ 19.06
Class B: Net Asset Value and offering price per share ($3,419,966 ÷ 194,304 shares)A	$ 17.60

Class C: Net Asset Value and offering price per share ($44,167,028 ÷ 2,521,223 shares)A	$ 17.52

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,133,411,259 ÷ 59,152,380 shares)	$ 19.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,133,914 ÷ 2,767,687 shares)	$ 19.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,133,046
Interest		123
Income from Fidelity Central Funds (including $1,164,212 from security lending)		1,192,382
Total income		5,325,551

Expenses
Management fee Basic fee	$ 6,481,708
Performance adjustment	(514,084)
Transfer agent fees	1,400,413
Distribution and service plan fees	407,607
Accounting and security lending fees	293,343
Custodian fees and expenses	44,018
Independent trustees' compensation	4,311
Registration fees	93,381
Audit	32,714
Legal	5,060
Miscellaneous	6,913
Total expenses before reductions	8,255,384
Expense reductions	(34,662)	8,220,722
Net investment income (loss)		(2,895,171)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	182,502,723
Redemption in-kind with affiliated entities (including gain from Other affiliated issuers of $4,613,051)	304,585,595
Other affiliated issuers	(710,195)
Foreign currency transactions	(9,191)
Futures contracts	(168,582)
Total net realized gain (loss)		486,200,350
Change in net unrealized appreciation (depreciation) on: Investment securities	(245,963,064)
Assets and liabilities in foreign currencies	882
Futures contracts	(1,176,718)
Total change in net unrealized appreciation (depreciation)		(247,138,900)
Net gain (loss)		239,061,450
Net increase (decrease) in net assets resulting from operations		$ 236,166,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,895,171)	$ 2,185,197
Net realized gain (loss)	486,200,350	327,291,382
Change in net unrealized appreciation (depreciation)	(247,138,900)	244,679,550
Net increase (decrease) in net assets resulting from operations	236,166,279	574,156,129
Distributions to shareholders from net realized gain	(306,245,236)	(122,560,447)
Share transactions - net increase (decrease)	(801,932,097)	(58,479,174)
Redemption fees	141,723	117,383
Total increase (decrease) in net assets	(871,869,331)	393,233,891

Net Assets
Beginning of period	2,240,406,095	1,847,172,204
End of period (including accumulated net investment loss of $2,895,171 and accumulated net investment loss of $0, respectively)	$ 1,368,536,764	$ 2,240,406,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20
Income from Investment Operations
Net investment income (loss) E	(.06)	(.04)	(.07) H	(.07) I	(.07) J	(.06)
Net realized and unrealized gain (loss)	2.35	4.87	(.16)	3.84	1.94	(2.35)
Total from investment operations	2.29	4.83	(.23)	3.77	1.87	(2.41)
Distributions from net realized gain	(3.24)	(1.04)	(.32)	(.01) K	-	-
Redemption fees added to paid in capital E,M	-	-	-	-	-	-
Net asset value, end of period	$ 18.71	$ 19.66	$ 15.87	$ 16.42	$ 12.66	$ 10.79
Total Return B,C,D	12.93%	32.20%	(1.14)%	29.78%	17.33%	(18.26)%
Ratios to Average Net Assets F,L
Expenses before reductions	1.21% A	1.24%	1.35%	1.25%	1.35%	1.33%
Expenses net of fee waivers, if any	1.21% A	1.24%	1.35%	1.25%	1.35%	1.33%
Expenses net of all reductions	1.21% A	1.22%	1.34%	1.23%	1.34%	1.33%
Net investment income (loss)	(.64)% A	(.26)%	(.49)% H	(.47)% I	(.56)% J	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,126	$ 74,978	$ 59,684	$ 67,272	$ 50,620	$ 40,211
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.38	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.08)	(.09)	(.11) H	(.11) I	(.10) J	(.09)
Net realized and unrealized gain (loss)	2.31	4.82	(.16)	3.81	1.93	(2.34)
Total from investment operations	2.23	4.73	(.27)	3.70	1.83	(2.43)
Distributions from net realized gain	(3.22)	(1.03)	(.32)	-	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 18.39	$ 19.38	$ 15.68	$ 16.27	$ 12.57	$ 10.74
Total Return B,C,D	12.78%	31.87%	(1.41)%	29.44%	17.04%	(18.45)%
Ratios to Average Net Assets F,K
Expenses before reductions	1.48% A	1.49%	1.61%	1.50%	1.61%	1.60%
Expenses net of fee waivers, if any	1.48% A	1.49%	1.61%	1.50%	1.61%	1.60%
Expenses net of all reductions	1.48% A	1.48%	1.60%	1.49%	1.60%	1.59%
Net investment income (loss)	(.90)% A	(.52)%	(.74)% H	(.73)% I	(.82)% J	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,278	$ 34,686	$ 27,658	$ 30,764	$ 23,930	$ 21,533
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.65	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03
Income from Investment Operations
Net investment income (loss) E	(.13)	(.16)	(.18) H	(.18) I	(.16) J	(.13)
Net realized and unrealized gain (loss)	2.22	4.64	(.17)	3.74	1.89	(2.33)
Total from investment operations	2.09	4.48	(.35)	3.56	1.73	(2.46)
Distributions from net realized gain	(3.14)	(1.02)	(.32)	-	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 17.60	$ 18.65	$ 15.19	$ 15.86	$ 12.30	$ 10.57
Total Return B,C,D	12.46%	31.25%	(1.96)%	28.94%	16.37%	(18.88)%
Ratios to Average Net Assets F,K
Expenses before reductions	2.00% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of fee waivers, if any	1.99% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of all reductions	1.99% A	1.97%	2.09%	1.98%	2.09%	2.08%
Net investment income (loss)	(1.42)% A	(1.01)%	(1.23)% H	(1.22)% I	(1.32)% J	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,420	$ 3,486	$ 4,123	$ 5,295	$ 5,142	$ 4,171
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.62	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00
Income from Investment Operations
Net investment income (loss) E	(.12)	(.16)	(.18) H	(.18) I	(.16) J	(.13)
Net realized and unrealized gain (loss)	2.20	4.64	(.17)	3.73	1.89	(2.32)
Total from investment operations	2.08	4.48	(.35)	3.55	1.73	(2.45)
Distributions from net realized gain	(3.18)	(1.02)	(.32)	-	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 17.52	$ 18.62	$ 15.16	$ 15.83	$ 12.28	$ 10.55
Total Return B,C,D	12.44%	31.32%	(1.96)%	28.91%	16.40%	(18.85)%
Ratios to Average Net Assets F,K
Expenses before reductions	1.99% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of fee waivers, if any	1.99% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of all reductions	1.99% A	1.97%	2.09%	1.98%	2.09%	2.07%
Net investment income (loss)	(1.41)% A	(1.01)%	(1.24)% H	(1.22)% I	(1.32)% J	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,167	$ 32,756	$ 24,683	$ 24,914	$ 18,091	$ 14,267
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.07	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29
Income from Investment Operations
Net investment income (loss) D	(.03)	.01	(.03) G	(.03) H	(.04) I	(.04)
Net realized and unrealized gain (loss)	2.39	4.98	(.16)	3.90	1.96	(2.36)
Total from investment operations	2.36	4.99	(.19)	3.87	1.92	(2.40)
Distributions from net realized gain	(3.27)	(1.06)	(.32)	(.03) J	-	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 19.16	$ 20.07	$ 16.14	$ 16.65	$ 12.81	$ 10.89
Total Return B,C	13.06%	32.74%	(.88)%	30.20%	17.63%	(18.06)%
Ratios to Average Net Assets E,K
Expenses before reductions	.88% A	.90%	1.03%	.95%	1.08%	1.08%
Expenses net of fee waivers, if any	.88% A	.90%	1.03%	.95%	1.08%	1.08%
Expenses net of all reductions	.88% A	.88%	1.02%	.93%	1.07%	1.08%
Net investment income (loss)	(.30)% A	.08%	(.16)% G	(.17)% H	(.29)% I	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,133,411	$ 1,315,659	$ 1,166,101	$ 1,382,688	$ 1,204,818	$ 1,085,184
Portfolio turnover rate F	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30
Income from Investment Operations
Net investment income (loss) D	(.03)	.01	(.03) G	(.03) H	(.03) I	(.03)
Net realized and unrealized gain (loss)	2.40	4.98	(.16)	3.91	1.95	(2.36)
Total from investment operations	2.37	4.99	(.19)	3.88	1.92	(2.39)
Distributions from net realized gain	(3.27)	(1.06)	(.32)	(.03) J	-	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 19.20	$ 20.10	$ 16.17	$ 16.68	$ 12.83	$ 10.91
Total Return B,C	13.07%	32.65%	(.88)%	30.24%	17.60%	(17.97)%
Ratios to Average Net Assets E,K
Expenses before reductions	.91% A	.92%	1.06%	.94%	1.03%	1.05%
Expenses net of fee waivers, if any	.90% A	.92%	1.06%	.94%	1.03%	1.05%
Expenses net of all reductions	.90% A	.91%	1.05%	.93%	1.02%	1.04%
Net investment income (loss)	(.33)% A	.06%	(.19)% G	(.17)% H	(.24)% I	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,134	$ 51,158	$ 36,694	$ 41,440	$ 25,650	$ 19,204
Portfolio turnover rate F	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through November 15, 2013, and all outstanding shares were redeemed by November 15, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 202,306,877
Gross unrealized depreciation	(25,883,966)
Net unrealized appreciation (depreciation) on securities and other investments	$ 176,422,911

Tax cost	$ 1,276,166,916

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(168,582) and a change in net unrealized appreciation (depreciation) of $(1,176,718) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $1,227,621,226 and $2,381,148,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 102,092	$ 1,084
Class T	.25%	.25%	98,434	-
Class B	.75%	.25%	17,177	13,008
Class C	.75%	.25%	189,904	36,327
			$ 407,607	$ 50,419

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,161
Class T	7,186
Class B*	912
Class C*	1,709
$ 37,968

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 109,315.27
Class T	55,704.28
Class B	5,169.30
Class C	55,796.29
Small Cap Growth	1,121,090.19
Institutional Class	53,339.21
	$ 1,400,413

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40,650 for the period.

Redemptions In-Kind. During the period, 70,585,530 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,380,652,586. The net realized gain of $304,585,595 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain of loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,719 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $64,630. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $54,508 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,263 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $77.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $18,322.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014 A	Year ended July 31, 2013
From net realized gain
Class A	$ 13,042,391	$ 3,855,020
Class T	6,313,273	1,778,904
Class B	574,582	260,524
Class C	6,246,391	1,656,727
Small Cap Growth	191,545,684	74,940,038
Class F	80,609,253	37,680,389
Institutional Class	7,913,662	2,388,845
Total	$ 306,245,236	$ 122,560,447

A All Class F shares were redeemed on November 15, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class A
Shares sold	915,409	969,311	$ 17,219,782	$ 16,711,827
Reinvestment of distributions	685,539	231,282	12,376,648	3,646,231
Shares redeemed	(596,163)	(1,149,326)	(11,225,866)	(19,219,034)
Net increase (decrease)	1,004,785	51,267	$ 18,370,564	$ 1,139,024
Class T
Shares sold	453,744	457,321	$ 8,406,937	$ 7,743,595
Reinvestment of distributions	341,220	106,640	6,064,353	1,660,117
Shares redeemed	(176,417)	(538,707)	(3,251,764)	(8,802,237)
Net increase (decrease)	618,547	25,254	$ 11,219,526	$ 601,475
Class B
Shares sold	9,049	6,696	$ 160,917	$ 106,485
Reinvestment of distributions	32,147	16,337	548,598	246,159
Shares redeemed	(33,755)	(107,598)	(601,767)	(1,730,845)
Net increase (decrease)	7,441	(84,565)	$ 107,748	$ (1,378,201)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class C
Shares sold	598,254	456,788	$ 10,606,736	$ 7,531,447
Reinvestment of distributions	347,765	103,215	5,907,550	1,550,542
Shares redeemed	(184,346)	(428,305)	(3,247,932)	(6,821,754)
Net increase (decrease)	761,673	131,698	$ 13,266,354	$ 2,260,235
Small Cap Growth
Shares sold	21,096,897	10,379,088	$ 406,171,276	$ 182,249,151
Reinvestment of distributions	10,184,956	4,595,875	187,557,177	73,721,316
Shares redeemed	(37,691,940)B	(21,652,202)	(731,980,705)B	(371,997,767)
Net increase (decrease)	(6,410,087)	(6,677,239)	$ (138,252,252)	$ (116,027,300)
Class F
Shares sold	768,083	7,670,010	$ 15,295,624	$ 131,231,307
Reinvestment of distributions	4,357,257	2,336,095	80,609,253	37,680,389
Shares redeemed	(41,060,113)B	(6,554,937)	(806,457,595)B	(118,928,973)
Net increase (decrease)	(35,934,773)	3,451,168	$ (710,552,718)	$ 49,982,723
Institutional Class
Shares sold	389,837	727,207	$ 7,518,244	$ 12,757,998
Reinvestment of distributions	381,830	128,780	7,062,159	2,069,290
Shares redeemed	(549,183)	(580,321)	(10,671,722)	(9,884,418)
Net increase (decrease)	222,484	275,666	$ 3,908,681	$ 4,942,870

A All Class F shares were redeemed on November 15, 2013.

B Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCPI-USAN-0314
1.803724.110

Fidelity®

Small Cap Growth

Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.21%
Actual		$ 1,000.00	$ 1,129.30	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class T	1.48%
Actual		$ 1,000.00	$ 1,127.80	$ 7.94
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.99%
Actual		$ 1,000.00	$ 1,124.60	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 1,124.40	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Small Cap Growth	.88%
Actual		$ 1,000.00	$ 1,130.60	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,130.70	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stamps.com, Inc.	1.6	1.0
athenahealth, Inc.	1.4	1.2
iRobot Corp.	1.4	0.0
EnerSys	1.3	1.1
Tenneco, Inc.	1.2	0.5
KAR Auction Services, Inc.	1.2	1.3
Demandware, Inc.	1.1	0.7
Brunswick Corp.	1.1	1.0
Huron Consulting Group, Inc.	1.1	0.0
Spirit Airlines, Inc.	1.1	0.7
	12.5
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.9	25.8
Health Care	20.2	20.9
Industrials	15.9	17.0
Consumer Discretionary	13.5	16.0
Financials	8.4	8.4
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks and Equity Futures 97.4%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	5.0%	** Foreign investments	4.0%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.8%
Standard Motor Products, Inc.	255,717	$ 8,364,503
Tenneco, Inc. (a)	289,300	16,443,812
		24,808,315
Diversified Consumer Services - 1.8%
Matthews International Corp. Class A	250,000	10,630,000
Service Corp. International	753,300	13,333,410
		23,963,410
Hotels, Restaurants & Leisure - 2.2%
Fiesta Restaurant Group, Inc. (a)	175,000	7,519,750
Papa John's International, Inc.	239,600	11,531,948
Popeyes Louisiana Kitchen, Inc. (a)	288,531	11,613,373
		30,665,071
Household Durables - 1.8%
iRobot Corp. (a)(d)	540,000	19,083,600
Universal Electronics, Inc. (a)	167,114	5,972,654
		25,056,254
Internet & Catalog Retail - 1.0%
HomeAway, Inc. (a)	320,000	13,075,200
Leisure Equipment & Products - 1.1%
Brunswick Corp.	372,600	15,447,996
Media - 0.3%
Cinemark Holdings, Inc.	147,100	4,311,501
Specialty Retail - 0.6%
Murphy U.S.A., Inc.	207,200	8,026,928
Textiles, Apparel & Luxury Goods - 2.9%
Deckers Outdoor Corp. (a)(d)	111,400	8,683,630
G-III Apparel Group Ltd. (a)	195,300	13,665,141
Steven Madden Ltd. (a)	273,000	8,897,070
Wolverine World Wide, Inc.	278,800	7,778,520
		39,024,361
TOTAL CONSUMER DISCRETIONARY		184,379,036
CONSUMER STAPLES - 1.6%
Food Products - 1.2%
Annie's, Inc. (a)(d)	183,900	7,378,068
WhiteWave Foods Co. (a)	386,500	9,357,165
		16,735,233
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Inter Parfums, Inc.	152,985	$ 4,978,132
TOTAL CONSUMER STAPLES		21,713,365
ENERGY - 4.4%
Energy Equipment & Services - 2.1%
Dril-Quip, Inc. (a)	74,900	7,531,944
RigNet, Inc. (a)	149,197	6,960,040
Western Energy Services Corp.	575,500	4,009,769
Xtreme Drilling & Coil Services Corp. (a)	3,166,700	10,520,126
		29,021,879
Oil, Gas & Consumable Fuels - 2.3%
Golar LNG Ltd. (NASDAQ)	200,000	7,102,000
MPLX LP	195,857	9,011,381
Phillips 66 Partners LP	203,100	7,602,033
Solazyme, Inc. (a)	196,039	2,542,626
Whitecap Resources, Inc. (d)	419,200	4,445,120
		30,703,160
TOTAL ENERGY		59,725,039
FINANCIALS - 8.4%
Capital Markets - 1.5%
FXCM, Inc. Class A	630,000	10,798,200
Virtus Investment Partners, Inc. (a)	52,183	9,510,874
		20,309,074
Commercial Banks - 3.3%
Banner Bank	140,284	5,166,660
City National Corp.	144,700	10,469,045
East West Bancorp, Inc.	174,694	5,845,261
Lakeland Financial Corp.	200,000	7,326,000
Pacific Premier Bancorp, Inc. (a)	648,586	10,293,060
TCF Financial Corp.	393,200	6,330,520
		45,430,546
Insurance - 2.7%
Allied World Assurance Co. Holdings Ltd.	110,000	11,321,200
Amerisafe, Inc.	213,400	8,828,358
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	236,000	$ 9,942,680
StanCorp Financial Group, Inc.	112,800	7,247,400
		37,339,638
Real Estate Management & Development - 0.6%
Altisource Residential Corp. Class B	287,200	8,616,000
Thrifts & Mortgage Finance - 0.3%
Meridian Interstate Bancorp, Inc. (a)	162,989	3,836,761
TOTAL FINANCIALS		115,532,019
HEALTH CARE - 20.2%
Biotechnology - 8.1%
Alkermes PLC (a)	75,900	3,694,812
Array BioPharma, Inc. (a)	484,600	2,330,926
BioCryst Pharmaceuticals, Inc. (a)	300,000	3,060,000
Celldex Therapeutics, Inc. (a)	293,300	7,561,274
Chimerix, Inc.	147,800	2,874,710
Cubist Pharmaceuticals, Inc. (a)	96,262	7,035,790
Dyax Corp. (a)	400,000	3,368,000
Dynavax Technologies Corp. (a)	900,000	1,566,000
Hyperion Therapeutics, Inc. (a)	121,500	3,411,720
Insmed, Inc. (a)	223,400	4,561,828
Intercept Pharmaceuticals, Inc. (a)	28,300	8,514,904
Isis Pharmaceuticals, Inc. (a)	224,457	11,460,774
Ligand Pharmaceuticals, Inc. Class B (a)	100,000	6,194,000
Medivation, Inc. (a)	62,800	4,998,880
Novavax, Inc. (a)	1,118,200	6,083,008
Repligen Corp. (a)	770,000	11,919,600
Stemline Therapeutics, Inc.	104,500	2,628,175
Sunesis Pharmaceuticals, Inc. (a)(d)	390,600	1,710,828
Synageva BioPharma Corp. (a)(d)	82,200	7,445,676
Theravance, Inc. (a)(d)	51,500	1,896,230
Threshold Pharmaceuticals, Inc. (a)	369,900	1,805,112
XOMA Corp. (a)(d)	800,400	6,219,108
		110,341,355
Health Care Equipment & Supplies - 4.4%
Atricure, Inc. (a)	240,000	4,920,000
Cerus Corp. (a)	432,700	2,669,759
DexCom, Inc. (a)	329,907	13,348,037
ICU Medical, Inc. (a)	82,600	5,328,526
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	350,000	$ 10,346,000
Steris Corp.	281,400	12,913,446
The Spectranetics Corp. (a)	404,500	10,525,090
		60,050,858
Health Care Providers & Services - 3.1%
Accretive Health, Inc. (a)	1,137,226	10,473,851
BioScrip, Inc. (a)	1,249,960	10,637,160
MEDNAX, Inc. (a)	106,400	5,920,096
Molina Healthcare, Inc. (a)	229,300	8,254,800
MWI Veterinary Supply, Inc. (a)	40,400	7,524,904
		42,810,811
Health Care Technology - 2.1%
athenahealth, Inc. (a)(d)	131,700	19,412,580
Medidata Solutions, Inc. (a)	156,096	9,849,658
		29,262,238
Life Sciences Tools & Services - 1.6%
Bruker BioSciences Corp. (a)	393,700	8,011,795
Fluidigm Corp. (a)	290,000	13,084,800
		21,096,595
Pharmaceuticals - 0.9%
Biodelivery Sciences International, Inc. (a)(d)	543,884	4,269,489
Ocera Therapeutics, Inc. (a)(d)	181,146	2,545,101
The Medicines Company (a)	173,100	6,016,956
		12,831,546
TOTAL HEALTH CARE		276,393,403
INDUSTRIALS - 15.9%
Aerospace & Defense - 1.7%
AAR Corp.	471,200	12,557,480
Astronics Corp. (a)	8,709	527,548
Teledyne Technologies, Inc. (a)	117,700	10,813,099
		23,898,127
Airlines - 1.1%
Spirit Airlines, Inc. (a)	324,500	15,219,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.1%
A.O. Smith Corp.	136,088	$ 6,426,075
Lennox International, Inc.	99,500	8,612,720
		15,038,795
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	581,900	16,188,458
Electrical Equipment - 2.2%
EnerSys	256,700	17,471,002
Generac Holdings, Inc.	233,200	11,223,916
Preformed Line Products Co.	19,112	1,289,678
		29,984,596
Machinery - 4.8%
ITT Corp.	178,000	7,289,100
Luxfer Holdings PLC sponsored ADR	493,066	10,324,802
Manitowoc Co., Inc.	470,000	13,371,500
Mueller Industries, Inc.	43,209	2,689,328
Oshkosh Truck Corp.	220,100	11,916,214
Proto Labs, Inc. (a)(d)	135,000	10,713,600
Standex International Corp.	170,338	9,688,825
		65,993,369
Marine - 0.2%
Malibu Boats, Inc. Class A (a)	150,000	2,662,500
Professional Services - 2.3%
CBIZ, Inc. (a)	800,000	6,880,000
Huron Consulting Group, Inc. (a)	231,700	15,347,808
WageWorks, Inc. (a)	146,953	9,139,007
		31,366,815
Trading Companies & Distributors - 1.3%
Watsco, Inc.	99,100	9,376,842
WESCO International, Inc. (a)	98,300	8,154,968
		17,531,810
TOTAL INDUSTRIALS		217,883,520
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 0.4%
Plantronics, Inc.	121,400	5,211,702
Computers & Peripherals - 1.0%
Electronics for Imaging, Inc. (a)	342,000	14,490,540
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.8%
FLIR Systems, Inc.	363,400	$ 11,527,048
InvenSense, Inc. (a)(d)	534,000	10,514,460
MTS Systems Corp.	183,895	12,933,335
Neonode, Inc. (a)(d)	658,022	3,744,145
		38,718,988
Internet Software & Services - 6.2%
Cornerstone OnDemand, Inc. (a)	238,000	13,577,900
Cvent, Inc.	54,200	2,070,982
Demandware, Inc. (a)	244,984	15,600,581
E2open, Inc. (a)(d)	557,094	13,342,401
Move, Inc. (a)	636,108	8,994,567
NIC, Inc.	383,202	8,330,811
Stamps.com, Inc. (a)	569,600	22,476,418
		84,393,660
IT Services - 5.4%
Cardtronics, Inc. (a)	217,468	8,376,867
EPAM Systems, Inc. (a)	333,100	13,623,790
Euronet Worldwide, Inc. (a)	247,605	10,612,350
EVERTEC, Inc.	389,400	9,396,222
Global Payments, Inc.	135,500	8,955,195
Maximus, Inc.	200,000	8,474,000
Sapient Corp. (a)	867,200	13,901,216
		73,339,640
Semiconductors & Semiconductor Equipment - 1.6%
Monolithic Power Systems, Inc. (a)	289,900	9,476,831
PDF Solutions, Inc. (a)	531,656	12,600,247
		22,077,078
Software - 6.5%
Aspen Technology, Inc. (a)	313,100	14,267,967
CommVault Systems, Inc. (a)	200,000	13,814,000
Comverse, Inc. (a)	230,000	8,289,200
Destiny Media Technologies, Inc. (a)(d)	701,069	1,156,764
Evolving Systems, Inc.	200,000	1,952,000
Interactive Intelligence Group, Inc. (a)	173,500	13,175,590
Manhattan Associates, Inc. (a)	175,338	5,912,397
MICROS Systems, Inc. (a)	200,000	11,106,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SeaChange International, Inc. (a)	700,000	$ 8,372,000
SS&C Technologies Holdings, Inc. (a)	273,600	10,621,152
		88,667,070
TOTAL INFORMATION TECHNOLOGY		326,898,678
MATERIALS - 4.8%
Chemicals - 2.6%
Axiall Corp.	202,516	8,080,388
Cabot Corp.	187,146	9,108,396
Chemtura Corp. (a)	401,847	10,078,323
Cytec Industries, Inc.	88,200	7,935,354
		35,202,461
Construction Materials - 0.6%
Eagle Materials, Inc.	106,000	8,347,500
Containers & Packaging - 0.9%
Graphic Packaging Holding Co. (a)	1,293,700	12,290,150
Paper & Forest Products - 0.7%
P.H. Glatfelter Co.	300,700	9,318,693
TOTAL MATERIALS		65,158,804
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
inContact, Inc. (a)	1,300,000	11,414,000
TOTAL COMMON STOCKS (Cost $1,099,891,524)		1,279,097,864
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 2/27/14 to 4/10/14 (e) (Cost $4,309,835)	$ 4,310,000	4,309,875
Money Market Funds - 12.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	105,642,671	$ 105,642,671
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	63,539,417	63,539,417
TOTAL MONEY MARKET FUNDS (Cost $169,182,088)		169,182,088
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,273,383,447)		1,452,589,827
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(84,053,063)
NET ASSETS - 100%		$ 1,368,536,764
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
475 ICE Russell 2000 Index Contracts (United States)	March 2014	$ 53,594,250	$ (1,176,718)

The face value of futures purchased as a percentage of net assets is 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,034,925.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,170
Fidelity Securities Lending Cash Central Fund	1,164,212
Total	$ 1,192,382
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parametric Sound Corp.	$ 11,382,447	$ -	$ 9,334,036*	$ -	$ -
Xtreme Drilling & Coil Services Corp.	14,769,740	7,453,947	10,516,137*	-	-
Zedi, Inc.	4,053,675	-	4,333,432	-	-
Total	$ 30,205,862	$ 7,453,947	$ 24,183,605	$ -	$ -
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,379,036	$ 184,379,036	$ -	$ -
Consumer Staples	21,713,365	21,713,365	-	-
Energy	59,725,039	59,725,039	-	-
Financials	115,532,019	115,532,019	-	-
Health Care	276,393,403	276,393,403	-	-
Industrials	217,883,520	217,883,520	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 326,898,678	$ 326,898,678	$ -	$ -
Materials	65,158,804	65,158,804	-	-
Telecommunication Services	11,414,000	11,414,000	-	-
U.S. Government and Government Agency Obligations	4,309,875	-	4,309,875	-
Money Market Funds	169,182,088	169,182,088	-	-
Total Investments in Securities:	$ 1,452,589,827	$ 1,448,279,952	$ 4,309,875	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,176,718)	$ (1,176,718)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,176,718)
Total Value of Derivatives	$ -	$ (1,176,718)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,993,230) - See accompanying schedule: Unaffiliated issuers (cost $1,104,201,359)	$ 1,283,407,739
Fidelity Central Funds (cost $169,182,088)	169,182,088
Total Investments (cost $1,273,383,447)		$ 1,452,589,827
Receivable for investments sold		17,732,612
Receivable for fund shares sold		11,316,031
Dividends receivable		434,545
Distributions receivable from Fidelity Central Funds		128,570
Prepaid expenses		4,724
Other receivables		23,982
Total assets		1,482,230,291

Liabilities
Payable for investments purchased	$ 47,796,928
Payable for fund shares redeemed	1,197,186
Accrued management fee	762,973
Distribution and service plan fees payable	76,202
Payable for daily variation margin for derivative instruments	42,750
Other affiliated payables	227,185
Other payables and accrued expenses	50,886
Collateral on securities loaned, at value	63,539,417
Total liabilities		113,693,527

Net Assets		$ 1,368,536,764
Net Assets consist of:
Paid in capital		$ 766,277,350
Accumulated net investment loss		(2,895,171)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		427,128,434
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,026,151
Net Assets		$ 1,368,536,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($90,126,325 ÷ 4,817,677 shares)	$ 18.71

Maximum offering price per share (100/94.25 of $18.71)	$ 19.85
Class T: Net Asset Value and redemption price per share ($44,278,272 ÷ 2,408,019 shares)	$ 18.39

Maximum offering price per share (100/96.50 of $18.39)	$ 19.06
Class B: Net Asset Value and offering price per share ($3,419,966 ÷ 194,304 shares)A	$ 17.60

Class C: Net Asset Value and offering price per share ($44,167,028 ÷ 2,521,223 shares)A	$ 17.52

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,133,411,259 ÷ 59,152,380 shares)	$ 19.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,133,914 ÷ 2,767,687 shares)	$ 19.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,133,046
Interest		123
Income from Fidelity Central Funds (including $1,164,212 from security lending)		1,192,382
Total income		5,325,551

Expenses
Management fee Basic fee	$ 6,481,708
Performance adjustment	(514,084)
Transfer agent fees	1,400,413
Distribution and service plan fees	407,607
Accounting and security lending fees	293,343
Custodian fees and expenses	44,018
Independent trustees' compensation	4,311
Registration fees	93,381
Audit	32,714
Legal	5,060
Miscellaneous	6,913
Total expenses before reductions	8,255,384
Expense reductions	(34,662)	8,220,722
Net investment income (loss)		(2,895,171)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	182,502,723
Redemption in-kind with affiliated entities (including gain from Other affiliated issuers of $4,613,051)	304,585,595
Other affiliated issuers	(710,195)
Foreign currency transactions	(9,191)
Futures contracts	(168,582)
Total net realized gain (loss)		486,200,350
Change in net unrealized appreciation (depreciation) on: Investment securities	(245,963,064)
Assets and liabilities in foreign currencies	882
Futures contracts	(1,176,718)
Total change in net unrealized appreciation (depreciation)		(247,138,900)
Net gain (loss)		239,061,450
Net increase (decrease) in net assets resulting from operations		$ 236,166,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,895,171)	$ 2,185,197
Net realized gain (loss)	486,200,350	327,291,382
Change in net unrealized appreciation (depreciation)	(247,138,900)	244,679,550
Net increase (decrease) in net assets resulting from operations	236,166,279	574,156,129
Distributions to shareholders from net realized gain	(306,245,236)	(122,560,447)
Share transactions - net increase (decrease)	(801,932,097)	(58,479,174)
Redemption fees	141,723	117,383
Total increase (decrease) in net assets	(871,869,331)	393,233,891

Net Assets
Beginning of period	2,240,406,095	1,847,172,204
End of period (including accumulated net investment loss of $2,895,171 and accumulated net investment loss of $0, respectively)	$ 1,368,536,764	$ 2,240,406,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 15.87	$ 16.42	$ 12.66	$ 10.79	$ 13.20
Income from Investment Operations
Net investment income (loss) E	(.06)	(.04)	(.07) H	(.07) I	(.07) J	(.06)
Net realized and unrealized gain (loss)	2.35	4.87	(.16)	3.84	1.94	(2.35)
Total from investment operations	2.29	4.83	(.23)	3.77	1.87	(2.41)
Distributions from net realized gain	(3.24)	(1.04)	(.32)	(.01) K	-	-
Redemption fees added to paid in capital E,M	-	-	-	-	-	-
Net asset value, end of period	$ 18.71	$ 19.66	$ 15.87	$ 16.42	$ 12.66	$ 10.79
Total Return B,C,D	12.93%	32.20%	(1.14)%	29.78%	17.33%	(18.26)%
Ratios to Average Net Assets F,L
Expenses before reductions	1.21% A	1.24%	1.35%	1.25%	1.35%	1.33%
Expenses net of fee waivers, if any	1.21% A	1.24%	1.35%	1.25%	1.35%	1.33%
Expenses net of all reductions	1.21% A	1.22%	1.34%	1.23%	1.34%	1.33%
Net investment income (loss)	(.64)% A	(.26)%	(.49)% H	(.47)% I	(.56)% J	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,126	$ 74,978	$ 59,684	$ 67,272	$ 50,620	$ 40,211
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.38	$ 15.68	$ 16.27	$ 12.57	$ 10.74	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.08)	(.09)	(.11) H	(.11) I	(.10) J	(.09)
Net realized and unrealized gain (loss)	2.31	4.82	(.16)	3.81	1.93	(2.34)
Total from investment operations	2.23	4.73	(.27)	3.70	1.83	(2.43)
Distributions from net realized gain	(3.22)	(1.03)	(.32)	-	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 18.39	$ 19.38	$ 15.68	$ 16.27	$ 12.57	$ 10.74
Total Return B,C,D	12.78%	31.87%	(1.41)%	29.44%	17.04%	(18.45)%
Ratios to Average Net Assets F,K
Expenses before reductions	1.48% A	1.49%	1.61%	1.50%	1.61%	1.60%
Expenses net of fee waivers, if any	1.48% A	1.49%	1.61%	1.50%	1.61%	1.60%
Expenses net of all reductions	1.48% A	1.48%	1.60%	1.49%	1.60%	1.59%
Net investment income (loss)	(.90)% A	(.52)%	(.74)% H	(.73)% I	(.82)% J	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,278	$ 34,686	$ 27,658	$ 30,764	$ 23,930	$ 21,533
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.65	$ 15.19	$ 15.86	$ 12.30	$ 10.57	$ 13.03
Income from Investment Operations
Net investment income (loss) E	(.13)	(.16)	(.18) H	(.18) I	(.16) J	(.13)
Net realized and unrealized gain (loss)	2.22	4.64	(.17)	3.74	1.89	(2.33)
Total from investment operations	2.09	4.48	(.35)	3.56	1.73	(2.46)
Distributions from net realized gain	(3.14)	(1.02)	(.32)	-	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 17.60	$ 18.65	$ 15.19	$ 15.86	$ 12.30	$ 10.57
Total Return B,C,D	12.46%	31.25%	(1.96)%	28.94%	16.37%	(18.88)%
Ratios to Average Net Assets F,K
Expenses before reductions	2.00% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of fee waivers, if any	1.99% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of all reductions	1.99% A	1.97%	2.09%	1.98%	2.09%	2.08%
Net investment income (loss)	(1.42)% A	(1.01)%	(1.23)% H	(1.22)% I	(1.32)% J	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,420	$ 3,486	$ 4,123	$ 5,295	$ 5,142	$ 4,171
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.62	$ 15.16	$ 15.83	$ 12.28	$ 10.55	$ 13.00
Income from Investment Operations
Net investment income (loss) E	(.12)	(.16)	(.18) H	(.18) I	(.16) J	(.13)
Net realized and unrealized gain (loss)	2.20	4.64	(.17)	3.73	1.89	(2.32)
Total from investment operations	2.08	4.48	(.35)	3.55	1.73	(2.45)
Distributions from net realized gain	(3.18)	(1.02)	(.32)	-	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 17.52	$ 18.62	$ 15.16	$ 15.83	$ 12.28	$ 10.55
Total Return B,C,D	12.44%	31.32%	(1.96)%	28.91%	16.40%	(18.85)%
Ratios to Average Net Assets F,K
Expenses before reductions	1.99% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of fee waivers, if any	1.99% A	1.99%	2.10%	2.00%	2.11%	2.08%
Expenses net of all reductions	1.99% A	1.97%	2.09%	1.98%	2.09%	2.07%
Net investment income (loss)	(1.41)% A	(1.01)%	(1.24)% H	(1.22)% I	(1.32)% J	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,167	$ 32,756	$ 24,683	$ 24,914	$ 18,091	$ 14,267
Portfolio turnover rate G	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.07	$ 16.14	$ 16.65	$ 12.81	$ 10.89	$ 13.29
Income from Investment Operations
Net investment income (loss) D	(.03)	.01	(.03) G	(.03) H	(.04) I	(.04)
Net realized and unrealized gain (loss)	2.39	4.98	(.16)	3.90	1.96	(2.36)
Total from investment operations	2.36	4.99	(.19)	3.87	1.92	(2.40)
Distributions from net realized gain	(3.27)	(1.06)	(.32)	(.03) J	-	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 19.16	$ 20.07	$ 16.14	$ 16.65	$ 12.81	$ 10.89
Total Return B,C	13.06%	32.74%	(.88)%	30.20%	17.63%	(18.06)%
Ratios to Average Net Assets E,K
Expenses before reductions	.88% A	.90%	1.03%	.95%	1.08%	1.08%
Expenses net of fee waivers, if any	.88% A	.90%	1.03%	.95%	1.08%	1.08%
Expenses net of all reductions	.88% A	.88%	1.02%	.93%	1.07%	1.08%
Net investment income (loss)	(.30)% A	.08%	(.16)% G	(.17)% H	(.29)% I	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,133,411	$ 1,315,659	$ 1,166,101	$ 1,382,688	$ 1,204,818	$ 1,085,184
Portfolio turnover rate F	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 16.17	$ 16.68	$ 12.83	$ 10.91	$ 13.30
Income from Investment Operations
Net investment income (loss) D	(.03)	.01	(.03) G	(.03) H	(.03) I	(.03)
Net realized and unrealized gain (loss)	2.40	4.98	(.16)	3.91	1.95	(2.36)
Total from investment operations	2.37	4.99	(.19)	3.88	1.92	(2.39)
Distributions from net realized gain	(3.27)	(1.06)	(.32)	(.03) J	-	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 19.20	$ 20.10	$ 16.17	$ 16.68	$ 12.83	$ 10.91
Total Return B,C	13.07%	32.65%	(.88)%	30.24%	17.60%	(17.97)%
Ratios to Average Net Assets E,K
Expenses before reductions	.91% A	.92%	1.06%	.94%	1.03%	1.05%
Expenses net of fee waivers, if any	.90% A	.92%	1.06%	.94%	1.03%	1.05%
Expenses net of all reductions	.90% A	.91%	1.05%	.93%	1.02%	1.04%
Net investment income (loss)	(.33)% A	.06%	(.19)% G	(.17)% H	(.24)% I	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,134	$ 51,158	$ 36,694	$ 41,440	$ 25,650	$ 19,204
Portfolio turnover rate F	139% A	142%	150%	106%	105%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through November 15, 2013, and all outstanding shares were redeemed by November 15, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 202,306,877
Gross unrealized depreciation	(25,883,966)
Net unrealized appreciation (depreciation) on securities and other investments	$ 176,422,911

Tax cost	$ 1,276,166,916

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(168,582) and a change in net unrealized appreciation (depreciation) of $(1,176,718) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $1,227,621,226 and $2,381,148,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 102,092	$ 1,084
Class T	.25%	.25%	98,434	-
Class B	.75%	.25%	17,177	13,008
Class C	.75%	.25%	189,904	36,327
			$ 407,607	$ 50,419

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,161
Class T	7,186
Class B*	912
Class C*	1,709
$ 37,968

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 109,315.27
Class T	55,704.28
Class B	5,169.30
Class C	55,796.29
Small Cap Growth	1,121,090.19
Institutional Class	53,339.21
	$ 1,400,413

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40,650 for the period.

Redemptions In-Kind. During the period, 70,585,530 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,380,652,586. The net realized gain of $304,585,595 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain of loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,719 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $64,630. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $54,508 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,263 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $77.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $18,322.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014 A	Year ended July 31, 2013
From net realized gain
Class A	$ 13,042,391	$ 3,855,020
Class T	6,313,273	1,778,904
Class B	574,582	260,524
Class C	6,246,391	1,656,727
Small Cap Growth	191,545,684	74,940,038
Class F	80,609,253	37,680,389
Institutional Class	7,913,662	2,388,845
Total	$ 306,245,236	$ 122,560,447

A All Class F shares were redeemed on November 15, 2013.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class A
Shares sold	915,409	969,311	$ 17,219,782	$ 16,711,827
Reinvestment of distributions	685,539	231,282	12,376,648	3,646,231
Shares redeemed	(596,163)	(1,149,326)	(11,225,866)	(19,219,034)
Net increase (decrease)	1,004,785	51,267	$ 18,370,564	$ 1,139,024
Class T
Shares sold	453,744	457,321	$ 8,406,937	$ 7,743,595
Reinvestment of distributions	341,220	106,640	6,064,353	1,660,117
Shares redeemed	(176,417)	(538,707)	(3,251,764)	(8,802,237)
Net increase (decrease)	618,547	25,254	$ 11,219,526	$ 601,475
Class B
Shares sold	9,049	6,696	$ 160,917	$ 106,485
Reinvestment of distributions	32,147	16,337	548,598	246,159
Shares redeemed	(33,755)	(107,598)	(601,767)	(1,730,845)
Net increase (decrease)	7,441	(84,565)	$ 107,748	$ (1,378,201)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class C
Shares sold	598,254	456,788	$ 10,606,736	$ 7,531,447
Reinvestment of distributions	347,765	103,215	5,907,550	1,550,542
Shares redeemed	(184,346)	(428,305)	(3,247,932)	(6,821,754)
Net increase (decrease)	761,673	131,698	$ 13,266,354	$ 2,260,235
Small Cap Growth
Shares sold	21,096,897	10,379,088	$ 406,171,276	$ 182,249,151
Reinvestment of distributions	10,184,956	4,595,875	187,557,177	73,721,316
Shares redeemed	(37,691,940)B	(21,652,202)	(731,980,705)B	(371,997,767)
Net increase (decrease)	(6,410,087)	(6,677,239)	$ (138,252,252)	$ (116,027,300)
Class F
Shares sold	768,083	7,670,010	$ 15,295,624	$ 131,231,307
Reinvestment of distributions	4,357,257	2,336,095	80,609,253	37,680,389
Shares redeemed	(41,060,113)B	(6,554,937)	(806,457,595)B	(118,928,973)
Net increase (decrease)	(35,934,773)	3,451,168	$ (710,552,718)	$ 49,982,723
Institutional Class
Shares sold	389,837	727,207	$ 7,518,244	$ 12,757,998
Reinvestment of distributions	381,830	128,780	7,062,159	2,069,290
Shares redeemed	(549,183)	(580,321)	(10,671,722)	(9,884,418)
Net increase (decrease)	222,484	275,666	$ 3,908,681	$ 4,942,870

A All Class F shares were redeemed on November 15, 2013.

B Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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SCP-USAN-0314
1.803699.109

Fidelity®

Series Blue Chip Growth

Fund

Fidelity Series Blue Chip Growth
Fund

Class F

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Blue Chip Growth Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 7, 2013 to January 31, 2014). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value January 31, 2014	Expenses Paid During Period
Series Blue Chip Growth	.75%
Actual		$ 1,000.00	$ 1,048.90	$ 1.81 C
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82 D
Class F	.57%
Actual		$ 1,000.00	$ 1,049.20	$ 1.38 C
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.91 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 86/365 (to reflect the period November 7, 2013 to January 31, 2014).

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2014
% of fund's net assets
Google, Inc. Class A	6.0
Apple, Inc.	3.7
Gilead Sciences, Inc.	3.2
Facebook, Inc. Class A	2.8
Amazon.com, Inc.	2.3
QUALCOMM, Inc.	1.8
Visa, Inc. Class A	1.6
Comcast Corp. Class A	1.6
Home Depot, Inc.	1.5
Biogen Idec, Inc.	1.5
26.0
Top Five Market Sectors as of January 31, 2014
% of fund's net assets
Information Technology	31.1
Consumer Discretionary	21.2
Health Care	16.4
Consumer Staples	10.5
Industrials	10.5
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *
Stocks 100.0%
* Foreign investments	9.5%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 0.5%
Johnson Controls, Inc.	307,300	$ 14,172,676
Magna International, Inc. Class A (sub. vtg.)	98,375	8,355,802
Tenneco, Inc. (a)	69,904	3,973,343
The Goodyear Tire & Rubber Co.	124,600	2,948,036
TRW Automotive Holdings Corp. (a)	93,783	6,954,009
		36,403,866
Automobiles - 0.9%
General Motors Co.	466,883	16,845,139
Tesla Motors, Inc. (a)	307,654	55,811,512
		72,656,651
Diversified Consumer Services - 0.3%
H&R Block, Inc.	729,100	22,164,640
Hotels, Restaurants & Leisure - 4.8%
500 Com Ltd. sponsored ADR Class A	188,400	7,901,496
Alsea S.A.B. de CV	1,006,900	3,003,986
Buffalo Wild Wings, Inc. (a)	84,662	12,010,151
China Lodging Group Ltd. ADR (a)	107,900	2,929,485
Chipotle Mexican Grill, Inc. (a)	82,000	45,260,720
Dunkin' Brands Group, Inc.	261,200	12,153,636
Fiesta Restaurant Group, Inc. (a)	145,500	6,252,135
Home Inns & Hotels Management, Inc. sponsored ADR (a)	119,278	4,090,043
Las Vegas Sands Corp.	1,024,400	78,387,088
Melco Crown Entertainment Ltd. sponsored ADR (a)	90,500	3,709,595
MGM Mirage, Inc. (a)	345,600	8,418,816
Panera Bread Co. Class A (a)	116,744	19,737,908
Starbucks Corp.	1,200,010	85,344,711
Whitbread PLC	156,724	9,664,023
Wyndham Worldwide Corp.	166,000	11,776,040
Wynn Resorts Ltd.	55,000	11,958,100
Yum! Brands, Inc.	587,651	39,460,765
		362,058,698
Household Durables - 0.0%
Harman International Industries, Inc.	25,683	2,656,393
Internet & Catalog Retail - 4.1%
Amazon.com, Inc. (a)	481,280	172,630,323
Ctrip.com International Ltd. sponsored ADR (a)	93,100	3,678,381
Expedia, Inc.	44,400	2,885,112
Groupon, Inc. Class A (a)	391,743	4,097,632
HomeAway, Inc. (a)	156,745	6,404,601
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	54,678	$ 22,381,346
priceline.com, Inc. (a)	76,400	87,469,596
Qunar Cayman Islands Ltd. sponsored ADR (d)	121,400	3,160,042
Vipshop Holdings Ltd. ADR (a)(d)	51,625	5,425,271
		308,132,304
Media - 2.9%
AMC Networks, Inc. Class A (a)	153,100	9,865,764
CBS Corp. Class B	460,900	27,064,048
Comcast Corp. Class A	2,165,500	117,911,475
DISH Network Corp. Class A (a)	127,000	7,160,260
Fuji Media Holdings, Inc.	67,500	1,262,039
Lions Gate Entertainment Corp.	76,399	2,469,980
The Walt Disney Co.	279,400	20,287,234
Time Warner, Inc.	211,100	13,263,413
Twenty-First Century Fox, Inc. Class A	549,111	17,472,712
		216,756,925
Multiline Retail - 1.1%
Dollar General Corp. (a)	166,235	9,362,355
Macy's, Inc.	557,900	29,680,280
Target Corp.	752,062	42,596,792
		81,639,427
Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	377,969	5,113,921
AutoZone, Inc. (a)	6,500	3,217,890
Best Buy Co., Inc.	1,374,370	32,352,670
Five Below, Inc. (a)	78,800	2,888,020
Home Depot, Inc.	1,481,200	113,830,220
L Brands, Inc.	326,914	17,117,217
Lowe's Companies, Inc.	814,783	37,716,305
Murphy U.S.A., Inc.	401,800	15,565,732
Restoration Hardware Holdings, Inc. (a)	236,371	13,411,691
Ross Stores, Inc.	580,438	39,417,545
Tiffany & Co., Inc.	114,886	9,557,366
TJX Companies, Inc.	816,400	46,828,704
		337,017,281
Textiles, Apparel & Luxury Goods - 2.0%
Fifth & Pacific Companies, Inc. (a)	648,556	18,613,557
lululemon athletica, Inc. (a)	196,800	8,991,792
Michael Kors Holdings Ltd. (a)	371,500	29,693,995
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	550,000	$ 40,067,500
Pandora A/S	95,900	5,489,757
Prada SpA	566,900	4,158,396
PVH Corp.	223,228	26,981,568
Under Armour, Inc. Class A (sub. vtg.) (a)	156,392	16,907,539
		150,904,104
TOTAL CONSUMER DISCRETIONARY		1,590,390,289
CONSUMER STAPLES - 10.5%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	291,100	27,913,579
Monster Beverage Corp. (a)	595,781	40,453,530
PepsiCo, Inc.	724,800	58,244,928
The Coca-Cola Co.	2,035,900	76,997,738
		203,609,775
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	469,400	52,741,784
CVS Caremark Corp.	997,500	67,550,700
Kroger Co.	389,700	14,068,170
Sprouts Farmers Market LLC	93,923	3,356,808
Whole Foods Market, Inc.	444,400	23,224,344
		160,941,806
Food Products - 2.5%
Annie's, Inc. (a)	100,100	4,016,012
Associated British Foods PLC	200,200	8,935,303
Bunge Ltd.	261,900	19,841,544
Green Mountain Coffee Roasters, Inc.	1,256,300	101,760,300
Mead Johnson Nutrition Co. Class A	353,500	27,180,615
Mondelez International, Inc.	726,200	23,783,050
		185,516,824
Household Products - 1.0%
Procter & Gamble Co.	903,940	69,259,883
Svenska Cellulosa AB (SCA) (B Shares)	274,100	7,802,859
		77,062,742
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Herbalife Ltd.	460,438	$ 29,638,394
Nu Skin Enterprises, Inc. Class A	266,551	22,696,818
		52,335,212
Tobacco - 1.5%
Altria Group, Inc.	239,668	8,441,107
Lorillard, Inc.	834,620	41,079,996
Philip Morris International, Inc.	795,414	62,153,650
		111,674,753
TOTAL CONSUMER STAPLES		791,141,112
ENERGY - 3.2%
Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc. (a)	44,200	2,095,080
Ensco PLC Class A	13,700	690,069
Halliburton Co.	757,922	37,145,757
National Oilwell Varco, Inc.	181,137	13,587,086
		53,517,992
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	410,678	33,137,608
Cabot Oil & Gas Corp.	374,516	14,973,150
Canadian Natural Resources Ltd.	262,400	8,604,128
Cimarex Energy Co.	167,530	16,414,589
Continental Resources, Inc. (a)	151,932	16,742,906
EOG Resources, Inc.	146,513	24,209,808
Hess Corp.	144,038	10,873,429
Marathon Petroleum Corp.	81,900	7,129,395
Phillips 66 Co.	127,936	9,350,842
Pioneer Natural Resources Co.	215,000	36,403,800
Valero Energy Corp.	202,100	10,327,310
Whiting Petroleum Corp. (a)	38,132	2,226,146
		190,393,111
TOTAL ENERGY		243,911,103
FINANCIALS - 4.5%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	78,182	8,259,146
BlackRock, Inc. Class A	91,800	27,583,146
Invesco Ltd.	309,992	10,307,234
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	845,800	$ 24,959,558
Virtus Investment Partners, Inc. (a)	700	127,582
WisdomTree Investments, Inc. (a)	108,200	1,527,784
		72,764,450
Commercial Banks - 0.1%
Standard Chartered PLC (United Kingdom)	317,372	6,469,425
Consumer Finance - 0.6%
American Express Co.	427,345	36,332,872
Capital One Financial Corp.	51,700	3,650,537
Santander Consumer U.S.A. Holdings, Inc.	203,000	5,202,890
		45,186,299
Diversified Financial Services - 2.4%
Bank of America Corp.	2,661,100	44,573,425
Berkshire Hathaway, Inc. Class B (a)	89,800	10,021,680
Citigroup, Inc.	1,384,039	65,644,970
Investment AB Kinnevik (B Shares)	40,400	1,586,055
JPMorgan Chase & Co.	1,016,372	56,266,354
		178,092,484
Insurance - 0.1%
Marsh & McLennan Companies, Inc.	48,251	2,205,553
MetLife, Inc.	172,800	8,475,840
		10,681,393
Real Estate Investment Trusts - 0.1%
American Tower Corp.	127,555	10,316,648
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA	16,900	2,209,506
Altisource Residential Corp. Class B	25,600	768,000
Howard Hughes Corp. (a)	27,100	3,381,267
Realogy Holdings Corp. (a)	272,295	12,408,483
		18,767,256
TOTAL FINANCIALS		342,277,955
HEALTH CARE - 16.4%
Biotechnology - 9.7%
Agios Pharmaceuticals, Inc. (d)	82,500	2,182,125
Alexion Pharmaceuticals, Inc. (a)	264,300	41,952,339
Alkermes PLC (a)	343,500	16,721,580
Alnylam Pharmaceuticals, Inc. (a)	294,000	24,596,040
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	900,298	$ 107,090,447
Biogen Idec, Inc. (a)	359,600	112,425,344
BioMarin Pharmaceutical, Inc. (a)	129,700	8,933,736
Bluebird Bio, Inc.	48,400	1,073,028
Celgene Corp. (a)	191,900	29,155,367
Clovis Oncology, Inc. (a)	66,000	4,291,980
CSL Ltd.	22,372	1,377,040
Dicerna Pharmaceuticals, Inc.	61,900	2,545,328
Exelixis, Inc. (a)	1,288,200	8,862,816
Gilead Sciences, Inc. (a)	2,959,035	238,646,173
Grifols SA	111,600	5,786,546
Grifols SA:
ADR	98,900	3,917,429
Class B	5,600	221,769
Intercept Pharmaceuticals, Inc. (a)	12,400	3,730,912
InterMune, Inc. (a)	731,930	9,771,266
Intrexon Corp. (d)	119,300	4,004,901
Ironwood Pharmaceuticals, Inc. Class A (a)	260,416	3,611,970
Keryx Biopharmaceuticals, Inc. (a)	260,060	3,999,723
KYTHERA Biopharmaceuticals, Inc. (a)	90,633	4,169,118
Medivation, Inc. (a)	101,000	8,039,600
Merrimack Pharmaceuticals, Inc. (a)	813,200	4,269,300
Pharmacyclics, Inc. (a)	59,400	7,904,358
Regeneron Pharmaceuticals, Inc. (a)	149,180	43,051,856
Sarepta Therapeutics, Inc. (a)(d)	89,037	2,170,722
Seattle Genetics, Inc. (a)	81,000	3,633,660
Synageva BioPharma Corp. (a)	61,000	5,525,380
United Therapeutics Corp. (a)	14,000	1,436,680
Vertex Pharmaceuticals, Inc. (a)	216,900	17,143,776
XOMA Corp. (a)	213,381	1,657,970
		733,900,279
Health Care Equipment & Supplies - 1.0%
Accuray, Inc. (a)	476,900	5,078,985
Boston Scientific Corp. (a)	1,331,700	18,017,901
DexCom, Inc. (a)	20,300	821,338
Insulet Corp. (a)	148,800	6,398,400
Intuitive Surgical, Inc. (a)	43,700	17,811,246
The Cooper Companies, Inc.	180,891	22,481,133
Zeltiq Aesthetics, Inc. (a)	194,600	3,987,354
		74,596,357
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.5%
AmerisourceBergen Corp.	68,200	$ 4,584,404
Cardinal Health, Inc.	145,800	9,917,316
Express Scripts Holding Co. (a)	115,100	8,596,819
HCA Holdings, Inc. (a)	297,354	14,947,986
		38,046,525
Health Care Technology - 0.4%
athenahealth, Inc. (a)	52,200	7,694,280
Cerner Corp. (a)	402,300	22,886,847
		30,581,127
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	167,023	9,712,387
Illumina, Inc. (a)	541,900	82,368,800
Lonza Group AG	19,589	1,969,379
		94,050,566
Pharmaceuticals - 3.6%
AbbVie, Inc.	1,209,300	59,533,839
Actavis PLC (a)	361,172	68,254,285
Allergan, Inc.	116,900	13,396,740
Bristol-Myers Squibb Co.	237,061	11,845,938
Merck & Co., Inc.	130,397	6,907,129
Mylan, Inc. (a)	114,400	5,194,904
Perrigo Co. PLC	78,300	12,188,178
Salix Pharmaceuticals Ltd. (a)	95,752	9,320,500
Shire PLC sponsored ADR	84,500	12,642,890
Teva Pharmaceutical Industries Ltd. sponsored ADR	173,100	7,725,453
Valeant Pharmaceuticals International (Canada) (a)	455,200	61,768,239
		268,778,095
TOTAL HEALTH CARE		1,239,952,949
INDUSTRIALS - 10.5%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	399,100	36,409,893
Precision Castparts Corp.	195,500	49,803,625
The Boeing Co.	439,800	55,089,348
United Technologies Corp.	867,200	98,878,144
		240,181,010
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.4%
FedEx Corp.	241,012	$ 32,131,720
Airlines - 1.4%
American Airlines Group, Inc. (a)(d)	1,616,134	54,221,296
Delta Air Lines, Inc.	768,200	23,514,602
Southwest Airlines Co.	214,900	4,502,155
Spirit Airlines, Inc. (a)	430,700	20,199,830
		102,437,883
Building Products - 0.1%
A.O. Smith Corp.	131,151	6,192,950
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV	171,621	12,869,859
MasTec, Inc. (a)	44,100	1,584,954
		14,454,813
Electrical Equipment - 0.9%
Eaton Corp. PLC	526,700	38,496,503
EnerSys	67,085	4,565,805
Generac Holdings, Inc.	102,816	4,948,534
OSRAM Licht AG (a)	172,837	10,127,258
SolarCity Corp. (a)(d)	78,580	5,821,992
		63,960,092
Industrial Conglomerates - 0.9%
Danaher Corp.	950,200	70,685,378
Machinery - 1.5%
Caterpillar, Inc.	230,163	21,614,607
Cummins, Inc.	430,500	54,664,890
Ingersoll-Rand PLC	345,600	20,317,824
ITT Corp.	160,100	6,556,095
Pentair Ltd.	108,600	8,072,238
Xylem, Inc.	86,900	2,898,984
		114,124,638
Professional Services - 0.7%
Huron Consulting Group, Inc. (a)	56,900	3,769,056
Manpower, Inc.	414,800	32,312,920
Towers Watson & Co.	138,008	16,135,895
		52,217,871
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	187,800	7,081,938
Canadian Pacific Railway Ltd.	102,600	15,553,745
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)	532,400	$ 13,853,048
Union Pacific Corp.	277,100	48,281,904
		84,770,635
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	103,100	8,553,176
TOTAL INDUSTRIALS		789,710,166
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 2.5%
F5 Networks, Inc. (a)	229,840	24,592,880
Juniper Networks, Inc. (a)	486,100	12,935,121
QUALCOMM, Inc.	1,841,181	136,652,454
Riverbed Technology, Inc. (a)	565,400	11,149,688
		185,330,143
Computers & Peripherals - 5.0%
Apple, Inc.	560,960	280,816,576
EMC Corp.	2,082,300	50,474,952
NCR Corp. (a)	1,059,999	37,301,365
Nimble Storage, Inc.	58,500	2,528,955
Seagate Technology	90,829	4,801,221
Western Digital Corp.	48,790	4,204,234
		380,127,303
Electronic Equipment & Components - 0.3%
Avigilon Corp. (a)	37,200	1,071,160
InvenSense, Inc. (a)(d)	560,700	11,040,183
Methode Electronics, Inc. Class A	45,422	1,528,905
TE Connectivity Ltd.	123,682	6,989,270
		20,629,518
Internet Software & Services - 10.8%
58.com, Inc. ADR	18,300	688,263
Baidu.com, Inc. sponsored ADR (a)	40,000	6,260,000
Facebook, Inc. Class A (a)	3,416,640	213,779,165
Google, Inc. Class A (a)	381,913	451,027,796
LinkedIn Corp. (a)	72,750	15,656,528
Naver Corp.	22,997	14,362,996
Rackspace Hosting, Inc. (a)	829,495	30,201,913
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	187,100	$ 13,097,819
Yahoo!, Inc. (a)	1,863,001	67,105,296
		812,179,776
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	868,200	84,145,944
MasterCard, Inc. Class A	1,472,000	111,400,960
Visa, Inc. Class A	582,037	125,388,231
		320,935,135
Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	282,200	9,433,946
Avago Technologies Ltd.	69,078	3,774,422
Broadcom Corp. Class A	918,432	27,332,536
Cavium, Inc. (a)	130,100	4,835,817
Cree, Inc. (a)	337,273	20,378,035
Cypress Semiconductor Corp.	317,435	3,187,047
First Solar, Inc. (a)	89,319	4,517,755
Freescale Semiconductor Holdings I Ltd. (a)	489,611	8,876,647
GCL-Poly Energy Holdings Ltd. (a)	16,008,000	5,443,355
Marvell Technology Group Ltd.	445,024	6,644,208
Monolithic Power Systems, Inc. (a)	122,756	4,012,894
NVIDIA Corp.	460,988	7,237,512
NXP Semiconductors NV (a)	1,944,831	94,032,579
SunEdison, Inc. (a)	466,005	6,482,130
SunPower Corp. (a)(d)	92,400	2,990,064
Trina Solar Ltd. (a)(d)	239,689	3,559,382
		212,738,329
Software - 5.5%
Activision Blizzard, Inc.	2,077,000	35,579,010
Adobe Systems, Inc. (a)	289,800	17,153,262
Electronic Arts, Inc. (a)	1,309,000	34,557,600
Fortinet, Inc. (a)	352,963	7,482,816
Microsoft Corp.	2,814,886	106,543,435
NetSuite, Inc. (a)	34,000	3,576,120
Oracle Corp.	494,788	18,257,677
Red Hat, Inc. (a)	506,300	28,605,950
salesforce.com, Inc. (a)	1,767,404	106,980,964
ServiceNow, Inc. (a)	176,500	11,195,395
Tableau Software, Inc.	17,100	1,382,022
VMware, Inc. Class A (a)	152,524	13,748,513
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. Class A (a)	219,100	$ 19,618,214
Zynga, Inc. (a)	2,136,800	9,401,920
		414,082,898
TOTAL INFORMATION TECHNOLOGY		2,346,023,102
MATERIALS - 2.3%
Chemicals - 2.2%
Cabot Corp.	213,200	10,376,444
Celanese Corp. Class A	164,615	8,336,104
CF Industries Holdings, Inc.	24,100	5,563,726
Chemtura Corp. (a)	121,474	3,046,568
Eastman Chemical Co.	423,300	33,000,468
Huntsman Corp.	403,300	8,840,336
Intrepid Potash, Inc. (a)	263,100	3,867,570
LyondellBasell Industries NV Class A	77,267	6,085,549
Mexichem S.A.B. de CV (d)	1,122,200	3,896,738
Monsanto Co.	608,300	64,814,365
Potash Corp. of Saskatchewan, Inc.	280,300	8,788,396
The Mosaic Co.	223,043	9,961,100
The Scotts Miracle-Gro Co. Class A	40,997	2,434,812
Wacker Chemie AG	20,673	2,461,394
		171,473,570
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	185,200	6,002,332
TOTAL MATERIALS		177,475,902
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Jazztel PLC (a)	292,300	3,595,726
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	541,833	16,563,835
TOTAL TELECOMMUNICATION SERVICES		20,159,561
TOTAL COMMON STOCKS (Cost $7,169,220,850)		7,541,042,139
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $4,571,834)	17,000	$ 4,311,592
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.10% (b)	40,011,116	40,011,116
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	46,517,378	46,517,378
TOTAL MONEY MARKET FUNDS (Cost $86,528,494)		86,528,494
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $7,260,321,178)		7,631,882,225
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(80,334,381)
NET ASSETS - 100%		$ 7,551,547,844
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,013
Fidelity Securities Lending Cash Central Fund	83,931
Total	$ 89,944
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,594,701,881	$ 1,593,439,842	$ 1,262,039	$ -
Consumer Staples	791,141,112	791,141,112	-	-
Energy	243,911,103	243,911,103	-	-
Financials	342,277,955	342,277,955	-	-
Health Care	1,239,952,949	1,238,354,140	1,598,809	-
Industrials	789,710,166	789,710,166	-	-
Information Technology	2,346,023,102	2,331,660,106	14,362,996	-
Materials	177,475,902	177,475,902	-	-
Telecommunication Services	20,159,561	20,159,561	-	-
Money Market Funds	86,528,494	86,528,494	-	-
Total Investments in Securities:	$ 7,631,882,225	$ 7,614,658,381	$ 17,223,844	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,109,362) - See accompanying schedule: Unaffiliated issuers (cost $7,173,792,684)	$ 7,545,353,731
Fidelity Central Funds (cost $86,528,494)	86,528,494
Total Investments (cost $7,260,321,178)		$ 7,631,882,225
Receivable for investments sold		67,239,373
Receivable for fund shares sold		1,065,646
Dividends receivable		2,797,554
Distributions receivable from Fidelity Central Funds		47,334
Other receivables		4,927
Total assets		7,703,037,059

Liabilities
Payable for investments purchased	$ 71,823,004
Payable for fund shares redeemed	28,958,514
Accrued management fee	3,514,424
Other affiliated payables	625,538
Other payables and accrued expenses	50,357
Collateral on securities loaned, at value	46,517,378
Total liabilities		151,489,215

Net Assets		$ 7,551,547,844
Net Assets consist of:
Paid in capital		$ 7,195,142,445
Distributions in excess of net investment income		(2,098,521)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,064,964)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		371,568,884
Net Assets		$ 7,551,547,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Series Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($3,276,293,316 ÷ 312,550,719 shares)	$ 10.48

Class F: Net Asset Value, offering price and redemption price per share ($4,275,254,528 ÷ 407,804,337 shares)	$ 10.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	For the period November 7, 2013 (commencement of operations) to January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 16,760,448
Interest		8
Income from Fidelity Central Funds		89,944
Total income		16,850,400

Expenses
Management fee	$ 9,424,426
Transfer agent fees	1,331,070
Accounting and security lending fees	274,913
Custodian fees and expenses	38,055
Independent trustees' compensation	4,655
Audit	28,826
Interest	2,117
Miscellaneous	284
Total expenses before reductions	11,104,346
Expense reductions	(4,927)	11,099,419
Net investment income (loss)		5,750,981
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,012,681)
Foreign currency transactions	(52,283)
Total net realized gain (loss)		(13,064,964)
Change in net unrealized appreciation (depreciation) on: Investment securities	371,561,047
Assets and liabilities in foreign currencies	7,837
Total change in net unrealized appreciation (depreciation)		371,568,884
Net gain (loss)		358,503,920
Net increase (decrease) in net assets resulting from operations		$ 364,254,901

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 7, 2013 (commencement of operations) to January 31, 2014 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,750,981
Net realized gain (loss)	(13,064,964)
Change in net unrealized appreciation (depreciation)	371,568,884
Net increase (decrease) in net assets resulting from operations	364,254,901
Distributions to shareholders from net investment income	(7,849,502)
Share transactions - net increase (decrease)	7,195,142,445
Total increase (decrease) in net assets	7,551,547,844

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $2,098,521)	$ 7,551,547,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Blue Chip Growth

Period ended January 31, 2014
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.48
Total from investment operations	.49
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.48
Total Return B, C	4.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,276,293
Portfolio turnover rate F	15% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to January 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended January 31, 2014
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.48
Total from investment operations	.49
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.48
Total Return B, C	4.92%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A
Expenses net of fee waivers, if any	.57% A
Expenses net of all reductions	.57% A
Net investment income (loss)	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,275,255
Portfolio turnover rate F	15% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to January 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Blue Chip Growth and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 565,959,292
Gross unrealized depreciation	(196,050,949)
Net unrealized appreciation (depreciation) on securities and other investments	$ 369,908,343

Tax cost	$ 7,261,973,882

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $8,300,823,354 and $1,113,744,909, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Blue Chip Growth as compared to its benchmark index, the Russell 1000® Growth Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until November 1, 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Blue Chip Growth. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Blue Chip Growth	$ 1,331,070.18

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,462 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 26,997,333.31%		$ 2,117

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments valued at $7,325,217,400 in exchange for 732,521,740 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 9: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

6. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $83,931. During the period, there were no securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,927 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended January 31, 2014 A
From net investment income
Series Blue Chip Growth	$ 2,859,214
Class F	4,990,288
Total	$ 7,849,502

A For the period November 7, 2013 (commencement of operations) to January 31, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended January 31, 2014 A	Period ended January 31, 2014 A
Series Blue Chip Growth
Shares sold	333,567,051 B	$ 3,341,171,872 B
Reinvestment of distributions	280,041	2,859,214
Shares redeemed	(21,296,373)	(221,969,330)
Net increase (decrease)	312,550,719	$ 3,122,061,756
Class F
Shares sold	432,708,082 B	$ 4,333,658,930 B
Reinvestment of distributions	488,765	4,990,288
Shares redeemed	(25,392,510)	(265,568,529)
Net increase (decrease)	407,804,337	$ 4,073,080,689

A For the period November 7, 2013 (commencement of operations) to January 31, 2014.

B Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Blue Chip Growth Fund

On September 18, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates. The Board also considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

XS1-SANN-0314
1.967988.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Value

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B
and Class C are classes of
Fidelity® Small Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.35%
Actual		$ 1,000.00	$ 1,040.00	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.59%
Actual		$ 1,000.00	$ 1,038.90	$ 8.17
HypotheticalA		$ 1,000.00	$ 1,017.19	$ 8.08
Class B	2.17%
Actual		$ 1,000.00	$ 1,035.30	$ 11.13
HypotheticalA		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.11%
Actual		$ 1,000.00	$ 1,035.80	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Small Cap Value	1.06%
Actual		$ 1,000.00	$ 1,041.60	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,041.20	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
World Fuel Services Corp.	3.0	0.0
Federated Investors, Inc. Class B (non-vtg.)	2.9	3.2
TCF Financial Corp.	2.8	2.8
Endurance Specialty Holdings Ltd.	2.7	1.9
Tech Data Corp.	2.6	2.3
CapitalSource, Inc.	2.3	2.3
WESCO International, Inc.	2.3	2.1
Aspen Insurance Holdings Ltd.	2.1	2.0
Aarons, Inc. Class A	2.1	0.0
LinnCo LLC	2.1	2.1
	24.9
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	38.9	37.7
Industrials	14.8	14.7
Information Technology	13.5	13.6
Consumer Discretionary	11.9	13.8
Energy	6.0	4.8
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 100.0%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	7.5%	** Foreign investments	6.6%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Diversified Consumer Services - 0.7%
Regis Corp.	1,515,900	$ 18,691,047
Household Durables - 1.2%
Tempur Sealy International, Inc. (a)	723,900	35,681,031
Media - 1.4%
Valassis Communications, Inc.	1,215,741	41,335,194
Multiline Retail - 1.1%
Big Lots, Inc. (a)	1,212,700	32,488,233
Specialty Retail - 7.3%
Aarons, Inc. Class A	2,295,100	61,715,239
Asbury Automotive Group, Inc. (a)	294,500	13,847,390
Genesco, Inc. (a)	617,728	43,376,860
Murphy U.S.A., Inc.	1,040,715	40,317,299
Rent-A-Center, Inc.	1,646,367	41,060,393
Tsutsumi Jewelry Co. Ltd.	520,900	11,961,091
		212,278,272
Textiles, Apparel & Luxury Goods - 0.2%
Vera Bradley, Inc. (a)(d)	231,000	5,548,620
TOTAL CONSUMER DISCRETIONARY		346,022,397
CONSUMER STAPLES - 2.0%
Food Products - 1.7%
Post Holdings, Inc. (a)	931,300	49,852,489
Tobacco - 0.3%
Universal Corp. (d)	155,000	7,954,600
TOTAL CONSUMER STAPLES		57,807,089
ENERGY - 6.0%
Energy Equipment & Services - 0.3%
ShawCor Ltd. Class A	236,000	8,617,841
Oil, Gas & Consumable Fuels - 5.7%
LinnCo LLC	1,913,827	61,606,091
Northern Oil & Gas, Inc. (a)(d)	1,191,937	17,330,764
World Fuel Services Corp.	2,023,800	86,456,736
		165,393,591
TOTAL ENERGY		174,011,432
Common Stocks - continued
	Shares	Value
FINANCIALS - 38.9%
Capital Markets - 3.9%
Federated Investors, Inc. Class B (non-vtg.) (d)	3,149,963	$ 84,702,505
Waddell & Reed Financial, Inc. Class A	439,100	28,462,462
		113,164,967
Commercial Banks - 14.0%
Associated Banc-Corp.	2,945,300	48,509,091
CapitalSource, Inc.	4,819,900	66,177,227
City National Corp.	840,300	60,795,705
CVB Financial Corp.	861,688	12,856,385
First Citizen Bancshares, Inc.	246,324	54,496,722
National Penn Bancshares, Inc.	2,879,900	29,893,362
PacWest Bancorp (d)	1,351,400	54,204,654
TCF Financial Corp.	5,039,800	81,140,780
		408,073,926
Consumer Finance - 2.3%
Cash America International, Inc. (d)	591,600	21,729,468
EZCORP, Inc. (non-vtg.) Class A (a)	1,384,188	15,198,384
World Acceptance Corp. (a)(d)	310,900	29,750,021
		66,677,873
Insurance - 9.4%
Aspen Insurance Holdings Ltd.	1,599,400	62,216,660
Endurance Specialty Holdings Ltd.	1,486,000	77,851,540
Platinum Underwriters Holdings Ltd.	1,021,399	58,056,319
ProAssurance Corp.	793,200	36,852,072
StanCorp Financial Group, Inc.	631,300	40,561,025
		275,537,616
Real Estate Investment Trusts - 5.9%
DCT Industrial Trust, Inc.	8,229,086	59,249,419
Franklin Street Properties Corp.	3,480,800	41,734,792
Highwoods Properties, Inc. (SBI)	1,125,930	41,817,040
National Retail Properties, Inc. (d)	883,400	29,328,880
		172,130,131
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp.	3,403,499	$ 45,062,327
Washington Federal, Inc.	2,523,500	55,214,180
		100,276,507
TOTAL FINANCIALS		1,135,861,020
HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 2.2%
Hill-Rom Holdings, Inc.	773,200	28,043,964
Integra LifeSciences Holdings Corp. (a)	809,200	37,595,432
		65,639,396
Health Care Providers & Services - 3.3%
AmSurg Corp. (a)	983,800	41,073,650
Chemed Corp.	432,900	34,164,468
MEDNAX, Inc. (a)	354,600	19,729,944
		94,968,062
TOTAL HEALTH CARE		160,607,458
INDUSTRIALS - 14.8%
Commercial Services & Supplies - 6.7%
ACCO Brands Corp. (a)(e)	7,611,200	44,221,072
HNI Corp.	1,106,398	37,960,515
Knoll, Inc.	1,269,800	21,078,680
Quad/Graphics, Inc. (e)	1,797,800	41,223,554
United Stationers, Inc.	1,221,398	50,602,519
		195,086,340
Electrical Equipment - 4.2%
AZZ, Inc.	416,900	17,430,589
EnerSys	743,700	50,616,222
GrafTech International Ltd. (a)(d)	5,212,200	53,425,050
		121,471,861
Machinery - 1.6%
Blount International, Inc. (a)	2,250,200	28,847,564
Columbus McKinnon Corp. (NY Shares) (a)	776,000	19,182,720
		48,030,284
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.3%
WESCO International, Inc. (a)	792,933	$ 65,781,722
TOTAL INDUSTRIALS		430,370,207
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.3%
Polycom, Inc. (a)	3,242,475	38,682,727
Electronic Equipment & Components - 5.4%
Ingram Micro, Inc. Class A (a)	2,248,300	56,252,466
SYNNEX Corp. (a)	437,300	24,554,395
Tech Data Corp. (a)	1,411,373	76,101,232
		156,908,093
Internet Software & Services - 1.5%
j2 Global, Inc. (d)	929,300	42,143,755
IT Services - 2.1%
CACI International, Inc. Class A (a)	828,334	61,313,283
Software - 3.2%
Monotype Imaging Holdings, Inc.	1,342,700	39,166,559
SS&C Technologies Holdings, Inc. (a)	1,418,900	55,081,698
		94,248,257
TOTAL INFORMATION TECHNOLOGY		393,296,115
MATERIALS - 3.7%
Chemicals - 1.0%
PolyOne Corp.	822,700	29,255,212
Metals & Mining - 2.7%
Carpenter Technology Corp.	287,280	16,693,841
Haynes International, Inc.	489,903	25,053,639
RTI International Metals, Inc. (a)	1,230,500	38,293,160
		80,040,640
TOTAL MATERIALS		109,295,852
UTILITIES - 3.7%
Electric Utilities - 2.7%
El Paso Electric Co.	125,000	4,553,750
IDACORP, Inc.	653,216	34,444,080
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
UIL Holdings Corp.	1,014,500	$ 39,230,715
UNS Energy Corp.	28,000	1,676,640
		79,905,185
Gas Utilities - 1.0%
Southwest Gas Corp.	547,656	29,425,557
TOTAL UTILITIES		109,330,742
TOTAL COMMON STOCKS (Cost $2,288,646,325)		2,916,602,312
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.10% (b)	20,751,464	20,751,464
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	91,191,481	91,191,481
TOTAL MONEY MARKET FUNDS (Cost $111,942,945)		111,942,945
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $2,400,589,270)		3,028,545,257
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(111,744,809)
NET ASSETS - 100%		$ 2,916,800,448
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,991
Fidelity Securities Lending Cash Central Fund	144,587
Total	$ 151,578
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 70,270,150	$ 3,955,917	$ 21,579,480	$ -	$ 44,221,072
Astoria Financial Corp.	63,439,988	-	24,073,100	344,140	-
Blount International, Inc.	39,210,500	-	9,552,864	-	-
CACI International, Inc. Class A	84,031,458	-	31,369,100	-	-
Columbus McKinnon Corp. (NY Shares)	23,226,000	-	7,378,820	-	-
Franklin Street Properties Corp.	63,888,000	6,710,106	24,031,632	1,107,751	-
GrafTech International Ltd.	57,971,680	-	28,363,648	-	-
HNI Corp.	97,287,208	-	54,579,308	929,544	-
Monotype Imaging Holdings, Inc.	61,318,401	-	32,914,272	220,014	-
Platinum Underwriters Holdings Ltd.	85,165,691	-	27,962,736	199,000	-
Quad/Graphics, Inc.	75,007,000	-	22,105,440	1,341,840	41,223,554
Regis Corp.	57,598,920	-	27,623,343	337,920	-
RTI International Metals, Inc.	57,622,000	-	22,511,670	-	-
Tech Data Corp.	98,763,117	6,654,871	33,879,384	-	-
Valassis Communications, Inc.	60,210,064	211,335	26,816,910	1,121,822	-
Total	$ 995,010,177	$ 17,532,229	$ 394,741,707	$ 5,602,031	$ 85,444,626

* Includes the value of securities delivered through in-kind transactions.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 346,022,397	$ 334,061,306	$ 11,961,091	$ -
Consumer Staples	57,807,089	57,807,089	-	-
Energy	174,011,432	174,011,432	-	-
Financials	1,135,861,020	1,135,861,020	-	-
Health Care	160,607,458	160,607,458	-	-
Industrials	430,370,207	430,370,207	-	-
Information Technology	393,296,115	393,296,115	-	-
Materials	109,295,852	109,295,852	-	-
Utilities	109,330,742	109,330,742	-	-
Money Market Funds	111,942,945	111,942,945	-	-
Total Investments in Securities:	$ 3,028,545,257	$ 3,016,584,166	$ 11,961,091	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,154,880) - See accompanying schedule: Unaffiliated issuers (cost $2,206,969,165)	$ 2,831,157,686
Fidelity Central Funds (cost $111,942,945)	111,942,945
Other affiliated issuers (cost $81,677,160)	85,444,626
Total Investments (cost $2,400,589,270)		$ 3,028,545,257
Cash		3
Receivable for investments sold		3,460,931
Receivable for fund shares sold		4,651,602
Dividends receivable		1,540,280
Distributions receivable from Fidelity Central Funds		25,445
Prepaid expenses		9,902
Other receivables		25,836
Total assets		3,038,259,256

Liabilities
Payable for investments purchased	$ 14,617,749
Payable for fund shares redeemed	12,795,961
Accrued management fee	2,056,320
Distribution and service plan fees payable	178,099
Other affiliated payables	571,176
Other payables and accrued expenses	48,022
Collateral on securities loaned, at value	91,191,481
Total liabilities		121,458,808

Net Assets		$ 2,916,800,448
Net Assets consist of:
Paid in capital		$ 1,662,913,879
Undistributed net investment income		3,736,210
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		622,194,372
Net unrealized appreciation (depreciation) on investments		627,955,987
Net Assets		$ 2,916,800,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($274,576,673 ÷ 14,620,383 shares)	$ 18.78

Maximum offering price per share (100/94.25 of $18.78)	$ 19.93
Class T: Net Asset Value and redemption price per share ($108,515,815 ÷ 5,866,165 shares)	$ 18.50

Maximum offering price per share (100/96.50 of $18.50)	$ 19.17
Class B: Net Asset Value and offering price per share ($6,204,213 ÷ 349,095 shares)A	$ 17.77

Class C: Net Asset Value and offering price per share ($75,268,931 ÷ 4,233,056 shares)A	$ 17.78

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,091,843,660 ÷ 109,941,860 shares)	$ 19.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($360,391,156 ÷ 18,937,163 shares)	$ 19.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends (including $5,602,031 earned from other affiliated issuers)		$ 28,095,168
Interest		45
Income from Fidelity Central Funds		151,578
Total income		28,246,791

Expenses
Management fee Basic fee	$ 12,901,730
Performance adjustment	2,371,365
Transfer agent fees	3,343,704
Distribution and service plan fees	1,046,776
Accounting and security lending fees	501,170
Custodian fees and expenses	38,706
Independent trustees' compensation	8,373
Registration fees	117,442
Audit	36,084
Legal	9,227
Interest	652
Miscellaneous	13,392
Total expenses before reductions	20,388,621
Expense reductions	(64,726)	20,323,895
Net investment income (loss)		7,922,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	237,117,609
Redemption in-kind with affiliated entities (including gain from Other affiliated issuers of $109,056,467)	464,750,352
Other affiliated issuers	23,123,330
Foreign currency transactions	(6,668)
Total net realized gain (loss)		724,984,623
Change in net unrealized appreciation (depreciation) on: Investment securities	(547,689,270)
Assets and liabilities in foreign currencies	(1,683)
Total change in net unrealized appreciation (depreciation)		(547,690,953)
Net gain (loss)		177,293,670
Net increase (decrease) in net assets resulting from operations		$ 185,216,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,922,896	$ 24,107,442
Net realized gain (loss)	724,984,623	300,684,864
Change in net unrealized appreciation (depreciation)	(547,690,953)	820,354,516
Net increase (decrease) in net assets resulting from operations	185,216,566	1,145,146,822
Distributions to shareholders from net investment income	(10,662,064)	(21,412,021)
Distributions to shareholders from net realized gain	(362,625,428)	(85,195,362)
Total distributions	(373,287,492)	(106,607,383)
Share transactions - net increase (decrease)	(1,125,925,636)	507,448,391
Redemption fees	389,526	726,904
Total increase (decrease) in net assets	(1,313,607,036)	1,546,714,734

Net Assets
Beginning of period	4,230,407,484	2,683,692,750
End of period (including undistributed net investment income of $3,736,210 and undistributed net investment income of $6,475,378, respectively)	$ 2,916,800,448	$ 4,230,407,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.96	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.02	.07	.01	.01 G	.02 H	.08
Net realized and unrealized gain (loss)	.74	5.57	.30	2.22	2.33	(.60)
Total from investment operations	.76	5.64	.31	2.23	2.35	(.52)
Distributions from net investment income	(.01)	(.07)	(.01)	(.08)	(.03)	(.06)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.94)	(.54)	(.93) K	(.20)	(.03)	(.17)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.78	$ 19.96	$ 14.86	$ 15.48	$ 13.45	$ 11.13
Total Return B,C	4.00%	39.09%	3.24%	16.72%	21.16%	(4.37)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.35% A	1.36%	1.44%	1.44%	1.47%	1.45%
Expenses net of fee waivers, if any	1.35% A	1.36%	1.44%	1.43%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.36%	1.44%	1.43%	1.39%	1.40%
Net investment income (loss)	.18% A	.41%	.09%	.06% G	.17% H	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,577	$ 275,265	$ 150,285	$ 140,707	$ 96,994	$ 55,029
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the sales charges. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.70	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74
Income from Investment Operations
Net investment income (loss) D	(.01)	.03	(.02)	(.03) G	(.01) H	.05
Net realized and unrealized gain (loss)	.74	5.50	.31	2.20	2.31	(.59)
Total from investment operations	.73	5.53	.29	2.17	2.30	(.54)
Distributions from net investment income	-	(.06)	-	(.05)	(.01)	(.04)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.93)	(.53)	(.93)	(.17)	(.01)	(.15)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.50	$ 19.70	$ 14.70	$ 15.34	$ 13.34	$ 11.05
Total Return B,C	3.89%	38.70%	3.08%	16.36%	20.87%	(4.57)%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.59% A	1.60%	1.67%	1.70%	1.72%	1.70%
Expenses net of fee waivers, if any	1.59% A	1.60%	1.67%	1.69%	1.65%	1.65%
Expenses net of all reductions	1.58% A	1.59%	1.67%	1.69%	1.64%	1.65%
Net investment income (loss)	(.06)% A	.18%	(.14)%	(.19)% G	(.08)% H	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,516	$ 107,444	$ 57,514	$ 55,845	$ 44,091	$ 28,534
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the sales charges. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.06	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60
Income from Investment Operations
Net investment income (loss) D	(.06)	(.06)	(.09)	(.10) G	(.07) H	.01
Net realized and unrealized gain (loss)	.70	5.34	.29	2.15	2.27	(.59)
Total from investment operations	.64	5.28	.20	2.05	2.20	(.58)
Distributions from net investment income	-	(.02)	-	(.01)	-	(.03)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.93)	(.49)	(.93)	(.13)	-	(.14)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 17.77	$ 19.06	$ 14.27	$ 15.00	$ 13.08	$ 10.88
Total Return B,C	3.53%	38.07%	2.51%	15.80%	20.22%	(5.05)%
Ratios to Average Net Assets E,I
Expenses before reductions	2.17% A	2.15%	2.19%	2.20%	2.22%	2.20%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.19%	2.19%	2.15%	2.15%
Expenses net of all reductions	2.16% A	2.14%	2.19%	2.19%	2.14%	2.15%
Net investment income (loss)	(.64)% A	(.37)%	(.66)%	(.69)% G	(.58)% H	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,204	$ 7,052	$ 6,675	$ 8,549	$ 9,747	$ 7,153
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the contingent deferred sales charge. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.06	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60
Income from Investment Operations
Net investment income (loss) D	(.05)	(.06)	(.09)	(.10) G	(.07) H	.01
Net realized and unrealized gain (loss)	.70	5.34	.29	2.17	2.26	(.58)
Total from investment operations	.65	5.28	.20	2.07	2.19	(.57)
Distributions from net investment income	-	(.03)	-	(.02)	-	(.03)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.93)	(.50)	(.93)	(.14)	-	(.14)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 17.78	$ 19.06	$ 14.28	$ 15.01	$ 13.08	$ 10.89
Total Return B,C	3.58%	38.00%	2.52%	15.91%	20.11%	(4.98)%
Ratios to Average Net Assets E,I
Expenses before reductions	2.11% A	2.13%	2.19%	2.18%	2.22%	2.20%
Expenses net of fee waivers, if any	2.11% A	2.13%	2.19%	2.18%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.12%	2.19%	2.18%	2.14%	2.15%
Net investment income (loss)	(.58)% A	(.35)%	(.66)%	(.68)% G	(.58)% H	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,269	$ 76,018	$ 47,265	$ 47,457	$ 37,346	$ 21,345
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the contingent deferred sales charge. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.22	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91
Income from Investment Operations
Net investment income (loss) C	.05	.12	.06	.06 F	.05 G	.10
Net realized and unrealized gain (loss)	.75	5.63	.32	2.23	2.34	(.60)
Total from investment operations	.80	5.75	.38	2.29	2.39	(.50)
Distributions from net investment income	(.06)	(.11)	(.02)	(.10)	(.05)	(.08)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.13)	-	(.11)
Total distributions	(1.99)	(.58)	(.95)	(.23)	(.05)	(.19)
Redemption fees added to paid in capital C,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.03	$ 20.22	$ 15.05	$ 15.62	$ 13.56	$ 11.22
Total Return B	4.16%	39.45%	3.67%	17.03%	21.32%	(4.15)%
Ratios to Average Net Assets D,H
Expenses before reductions	1.06% A	1.07%	1.13%	1.13%	1.18%	1.20%
Expenses net of fee waivers, if any	1.06% A	1.07%	1.13%	1.13%	1.18%	1.20%
Expenses net of all reductions	1.06% A	1.06%	1.13%	1.13%	1.17%	1.20%
Net investment income (loss)	.47% A	.71%	.41%	.37% F	.39% G	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,091,844	$ 2,672,854	$ 1,756,962	$ 1,899,805	$ 1,770,675	$ 1,488,736
Portfolio turnover rate E	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..12%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91
Income from Investment Operations
Net investment income (loss) C	.04	.12	.06	.06 F	.06 G	.10
Net realized and unrealized gain (loss)	.75	5.65	.31	2.23	2.34	(.59)
Total from investment operations	.79	5.77	.37	2.29	2.40	(.49)
Distributions from net investment income	(.06)	(.12)	(.02)	(.11)	(.06)	(.07)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.13)	-	(.11)
Total distributions	(1.99)	(.59)	(.95)	(.24)	(.06)	(.18)
Redemption fees added to paid in capital C,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.03	$ 20.23	$ 15.05	$ 15.63	$ 13.58	$ 11.24
Total Return B	4.12%	39.54%	3.59%	17.02%	21.42%	(4.04)%
Ratios to Average Net Assets D,H
Expenses before reductions	1.07% A	1.07%	1.14%	1.10%	1.12%	1.20%
Expenses net of fee waivers, if any	1.07% A	1.07%	1.14%	1.10%	1.12%	1.15%
Expenses net of all reductions	1.07% A	1.06%	1.14%	1.10%	1.12%	1.15%
Net investment income (loss)	.45% A	.70%	.39%	.39% F	.45% G	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,391	$ 359,582	$ 138,981	$ 101,565	$ 78,440	$ 10,336
Portfolio turnover rate E	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..01%. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..18%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on March 1, 2013, the Fund's other share classes were closed to new accounts with certain exceptions. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013 and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 721,309,023
Gross unrealized depreciation	(93,788,089)
Net unrealized appreciation (depreciation) on securities and other investments	$ 627,520,934

Tax cost	$ 2,401,024,323

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $480,538,473 and $1,961,345,758, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 352,091	$ 3,079
Class T	.25%	.25%	275,386	-
Class B	.75%	.25%	33,992	25,511
Class C	.75%	.25%	385,307	58,380
			$ 1,046,776	$ 86,970

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,358
Class T	2,365
Class B*	1,758
Class C*	1,443
$ 12,924

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 330,479.23
Class T	122,770.22
Class B	10,309.30
Class C	94,615.25
Small Cap Value	2,392,222.20
Institutional Class	393,309.21
	$ 3,343,704

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,576 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,791,333.33%		$ 652

Redemptions In-Kind. During the period, 67,200,853 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,338,424,445. The net realized gain of $464,750,352 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,343 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $144,587, including $3,367 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29,702 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $35,024.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014A	Year ended July 31, 2013
From net investment income
Class A	$ 171,608	$ 785,355
Class T	-	231,402
Class B	-	9,411
Class C	-	90,526
Small Cap Value	7,284,771	13,318,853
Class F	2,011,606	5,669,081
Institutional Class	1,194,079	1,307,393
Total	$ 10,662,064	$ 21,412,021
From net realized gain
Class A	$ 26,941,211	$ 5,001,914
Class T	10,672,381	1,871,336
Class B	695,128	211,601
Class C	7,761,033	1,589,582
Small Cap Value	236,011,967	54,759,308
Class F	44,973,770	17,097,966
Institutional Class	35,569,938	4,663,655
Total	$ 362,625,428	$ 85,195,362

A All Class F Shares were redeemed on November 19, 2013.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class A
Shares sold	1,434,827	6,665,265	$ 27,954,480	$ 113,825,347
Reinvestment of distributions	1,371,738	357,182	25,837,208	5,478,656
Shares redeemed	(1,973,837)	(3,345,663)	(38,355,611)	(56,976,312)
Net increase (decrease)	832,728	3,676,784	$ 15,436,077	$ 62,327,691
Class T
Shares sold	648,069	2,420,486	$ 12,444,140	$ 41,524,163
Reinvestment of distributions	566,918	135,952	10,525,152	2,060,454
Shares redeemed	(801,626)	(1,017,057)	(15,318,294)	(17,196,752)
Net increase (decrease)	413,361	1,539,381	$ 7,650,998	$ 26,387,865

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class B
Shares sold	8,660	63,699	$ 158,532	$ 1,033,590
Reinvestment of distributions	33,965	12,922	607,035	189,673
Shares redeemed	(63,576)	(174,192)	(1,170,480)	(2,861,489)
Net increase (decrease)	(20,951)	(97,571)	$ (404,913)	$ (1,638,226)
Class C
Shares sold	193,087	1,262,288	$ 3,562,363	$ 20,129,471
Reinvestment of distributions	378,946	98,556	6,778,684	1,448,319
Shares redeemed	(327,271)	(683,043)	(6,063,715)	(11,003,236)
Net increase (decrease)	244,762	677,801	$ 4,277,332	$ 10,574,554
Small Cap Value
Shares sold	10,785,651	46,643,321	$ 212,570,849	$ 815,184,196
Reinvestment of distributions	11,711,856	4,065,017	222,752,764	63,037,497
Shares redeemed	(44,730,326)B	(35,306,999)	(887,023,649)B	(618,245,939)
Net increase (decrease)	(22,232,819)	15,401,339	$ (451,700,036)	$ 259,975,754
Class F
Shares sold	879,716	7,943,352	$ 17,390,991	$ 133,806,197
Reinvestment of distributions	2,497,893	1,465,154	46,985,376	22,767,047
Shares redeemed	(39,476,567)B	(8,168,596)	(787,183,278)B	(151,555,822)
Net increase (decrease)	(36,098,958)	1,239,910	$ (722,806,911)	$ 5,017,422
Institutional Class
Shares sold	2,596,694	11,988,758	$ 51,209,213	$ 206,274,907
Reinvestment of distributions	1,739,424	337,968	33,193,653	5,246,517
Shares redeemed	(3,173,584)	(3,783,835)	(62,781,049)	(66,718,093)
Net increase (decrease)	1,162,534	8,542,891	$ 21,621,817	$ 144,803,331

A All Class F Shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCV-USAN-0314
1.803737.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Value

Fund - Institutional Class

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Small Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.35%
Actual		$ 1,000.00	$ 1,040.00	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.59%
Actual		$ 1,000.00	$ 1,038.90	$ 8.17
HypotheticalA		$ 1,000.00	$ 1,017.19	$ 8.08
Class B	2.17%
Actual		$ 1,000.00	$ 1,035.30	$ 11.13
HypotheticalA		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.11%
Actual		$ 1,000.00	$ 1,035.80	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Small Cap Value	1.06%
Actual		$ 1,000.00	$ 1,041.60	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,041.20	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
World Fuel Services Corp.	3.0	0.0
Federated Investors, Inc. Class B (non-vtg.)	2.9	3.2
TCF Financial Corp.	2.8	2.8
Endurance Specialty Holdings Ltd.	2.7	1.9
Tech Data Corp.	2.6	2.3
CapitalSource, Inc.	2.3	2.3
WESCO International, Inc.	2.3	2.1
Aspen Insurance Holdings Ltd.	2.1	2.0
Aarons, Inc. Class A	2.1	0.0
LinnCo LLC	2.1	2.1
	24.9
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	38.9	37.7
Industrials	14.8	14.7
Information Technology	13.5	13.6
Consumer Discretionary	11.9	13.8
Energy	6.0	4.8
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 100.0%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	7.5%	** Foreign investments	6.6%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Diversified Consumer Services - 0.7%
Regis Corp.	1,515,900	$ 18,691,047
Household Durables - 1.2%
Tempur Sealy International, Inc. (a)	723,900	35,681,031
Media - 1.4%
Valassis Communications, Inc.	1,215,741	41,335,194
Multiline Retail - 1.1%
Big Lots, Inc. (a)	1,212,700	32,488,233
Specialty Retail - 7.3%
Aarons, Inc. Class A	2,295,100	61,715,239
Asbury Automotive Group, Inc. (a)	294,500	13,847,390
Genesco, Inc. (a)	617,728	43,376,860
Murphy U.S.A., Inc.	1,040,715	40,317,299
Rent-A-Center, Inc.	1,646,367	41,060,393
Tsutsumi Jewelry Co. Ltd.	520,900	11,961,091
		212,278,272
Textiles, Apparel & Luxury Goods - 0.2%
Vera Bradley, Inc. (a)(d)	231,000	5,548,620
TOTAL CONSUMER DISCRETIONARY		346,022,397
CONSUMER STAPLES - 2.0%
Food Products - 1.7%
Post Holdings, Inc. (a)	931,300	49,852,489
Tobacco - 0.3%
Universal Corp. (d)	155,000	7,954,600
TOTAL CONSUMER STAPLES		57,807,089
ENERGY - 6.0%
Energy Equipment & Services - 0.3%
ShawCor Ltd. Class A	236,000	8,617,841
Oil, Gas & Consumable Fuels - 5.7%
LinnCo LLC	1,913,827	61,606,091
Northern Oil & Gas, Inc. (a)(d)	1,191,937	17,330,764
World Fuel Services Corp.	2,023,800	86,456,736
		165,393,591
TOTAL ENERGY		174,011,432
Common Stocks - continued
	Shares	Value
FINANCIALS - 38.9%
Capital Markets - 3.9%
Federated Investors, Inc. Class B (non-vtg.) (d)	3,149,963	$ 84,702,505
Waddell & Reed Financial, Inc. Class A	439,100	28,462,462
		113,164,967
Commercial Banks - 14.0%
Associated Banc-Corp.	2,945,300	48,509,091
CapitalSource, Inc.	4,819,900	66,177,227
City National Corp.	840,300	60,795,705
CVB Financial Corp.	861,688	12,856,385
First Citizen Bancshares, Inc.	246,324	54,496,722
National Penn Bancshares, Inc.	2,879,900	29,893,362
PacWest Bancorp (d)	1,351,400	54,204,654
TCF Financial Corp.	5,039,800	81,140,780
		408,073,926
Consumer Finance - 2.3%
Cash America International, Inc. (d)	591,600	21,729,468
EZCORP, Inc. (non-vtg.) Class A (a)	1,384,188	15,198,384
World Acceptance Corp. (a)(d)	310,900	29,750,021
		66,677,873
Insurance - 9.4%
Aspen Insurance Holdings Ltd.	1,599,400	62,216,660
Endurance Specialty Holdings Ltd.	1,486,000	77,851,540
Platinum Underwriters Holdings Ltd.	1,021,399	58,056,319
ProAssurance Corp.	793,200	36,852,072
StanCorp Financial Group, Inc.	631,300	40,561,025
		275,537,616
Real Estate Investment Trusts - 5.9%
DCT Industrial Trust, Inc.	8,229,086	59,249,419
Franklin Street Properties Corp.	3,480,800	41,734,792
Highwoods Properties, Inc. (SBI)	1,125,930	41,817,040
National Retail Properties, Inc. (d)	883,400	29,328,880
		172,130,131
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp.	3,403,499	$ 45,062,327
Washington Federal, Inc.	2,523,500	55,214,180
		100,276,507
TOTAL FINANCIALS		1,135,861,020
HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 2.2%
Hill-Rom Holdings, Inc.	773,200	28,043,964
Integra LifeSciences Holdings Corp. (a)	809,200	37,595,432
		65,639,396
Health Care Providers & Services - 3.3%
AmSurg Corp. (a)	983,800	41,073,650
Chemed Corp.	432,900	34,164,468
MEDNAX, Inc. (a)	354,600	19,729,944
		94,968,062
TOTAL HEALTH CARE		160,607,458
INDUSTRIALS - 14.8%
Commercial Services & Supplies - 6.7%
ACCO Brands Corp. (a)(e)	7,611,200	44,221,072
HNI Corp.	1,106,398	37,960,515
Knoll, Inc.	1,269,800	21,078,680
Quad/Graphics, Inc. (e)	1,797,800	41,223,554
United Stationers, Inc.	1,221,398	50,602,519
		195,086,340
Electrical Equipment - 4.2%
AZZ, Inc.	416,900	17,430,589
EnerSys	743,700	50,616,222
GrafTech International Ltd. (a)(d)	5,212,200	53,425,050
		121,471,861
Machinery - 1.6%
Blount International, Inc. (a)	2,250,200	28,847,564
Columbus McKinnon Corp. (NY Shares) (a)	776,000	19,182,720
		48,030,284
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.3%
WESCO International, Inc. (a)	792,933	$ 65,781,722
TOTAL INDUSTRIALS		430,370,207
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.3%
Polycom, Inc. (a)	3,242,475	38,682,727
Electronic Equipment & Components - 5.4%
Ingram Micro, Inc. Class A (a)	2,248,300	56,252,466
SYNNEX Corp. (a)	437,300	24,554,395
Tech Data Corp. (a)	1,411,373	76,101,232
		156,908,093
Internet Software & Services - 1.5%
j2 Global, Inc. (d)	929,300	42,143,755
IT Services - 2.1%
CACI International, Inc. Class A (a)	828,334	61,313,283
Software - 3.2%
Monotype Imaging Holdings, Inc.	1,342,700	39,166,559
SS&C Technologies Holdings, Inc. (a)	1,418,900	55,081,698
		94,248,257
TOTAL INFORMATION TECHNOLOGY		393,296,115
MATERIALS - 3.7%
Chemicals - 1.0%
PolyOne Corp.	822,700	29,255,212
Metals & Mining - 2.7%
Carpenter Technology Corp.	287,280	16,693,841
Haynes International, Inc.	489,903	25,053,639
RTI International Metals, Inc. (a)	1,230,500	38,293,160
		80,040,640
TOTAL MATERIALS		109,295,852
UTILITIES - 3.7%
Electric Utilities - 2.7%
El Paso Electric Co.	125,000	4,553,750
IDACORP, Inc.	653,216	34,444,080
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
UIL Holdings Corp.	1,014,500	$ 39,230,715
UNS Energy Corp.	28,000	1,676,640
		79,905,185
Gas Utilities - 1.0%
Southwest Gas Corp.	547,656	29,425,557
TOTAL UTILITIES		109,330,742
TOTAL COMMON STOCKS (Cost $2,288,646,325)		2,916,602,312
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.10% (b)	20,751,464	20,751,464
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	91,191,481	91,191,481
TOTAL MONEY MARKET FUNDS (Cost $111,942,945)		111,942,945
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $2,400,589,270)		3,028,545,257
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(111,744,809)
NET ASSETS - 100%		$ 2,916,800,448
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,991
Fidelity Securities Lending Cash Central Fund	144,587
Total	$ 151,578
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 70,270,150	$ 3,955,917	$ 21,579,480	$ -	$ 44,221,072
Astoria Financial Corp.	63,439,988	-	24,073,100	344,140	-
Blount International, Inc.	39,210,500	-	9,552,864	-	-
CACI International, Inc. Class A	84,031,458	-	31,369,100	-	-
Columbus McKinnon Corp. (NY Shares)	23,226,000	-	7,378,820	-	-
Franklin Street Properties Corp.	63,888,000	6,710,106	24,031,632	1,107,751	-
GrafTech International Ltd.	57,971,680	-	28,363,648	-	-
HNI Corp.	97,287,208	-	54,579,308	929,544	-
Monotype Imaging Holdings, Inc.	61,318,401	-	32,914,272	220,014	-
Platinum Underwriters Holdings Ltd.	85,165,691	-	27,962,736	199,000	-
Quad/Graphics, Inc.	75,007,000	-	22,105,440	1,341,840	41,223,554
Regis Corp.	57,598,920	-	27,623,343	337,920	-
RTI International Metals, Inc.	57,622,000	-	22,511,670	-	-
Tech Data Corp.	98,763,117	6,654,871	33,879,384	-	-
Valassis Communications, Inc.	60,210,064	211,335	26,816,910	1,121,822	-
Total	$ 995,010,177	$ 17,532,229	$ 394,741,707	$ 5,602,031	$ 85,444,626

* Includes the value of securities delivered through in-kind transactions.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 346,022,397	$ 334,061,306	$ 11,961,091	$ -
Consumer Staples	57,807,089	57,807,089	-	-
Energy	174,011,432	174,011,432	-	-
Financials	1,135,861,020	1,135,861,020	-	-
Health Care	160,607,458	160,607,458	-	-
Industrials	430,370,207	430,370,207	-	-
Information Technology	393,296,115	393,296,115	-	-
Materials	109,295,852	109,295,852	-	-
Utilities	109,330,742	109,330,742	-	-
Money Market Funds	111,942,945	111,942,945	-	-
Total Investments in Securities:	$ 3,028,545,257	$ 3,016,584,166	$ 11,961,091	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,154,880) - See accompanying schedule: Unaffiliated issuers (cost $2,206,969,165)	$ 2,831,157,686
Fidelity Central Funds (cost $111,942,945)	111,942,945
Other affiliated issuers (cost $81,677,160)	85,444,626
Total Investments (cost $2,400,589,270)		$ 3,028,545,257
Cash		3
Receivable for investments sold		3,460,931
Receivable for fund shares sold		4,651,602
Dividends receivable		1,540,280
Distributions receivable from Fidelity Central Funds		25,445
Prepaid expenses		9,902
Other receivables		25,836
Total assets		3,038,259,256

Liabilities
Payable for investments purchased	$ 14,617,749
Payable for fund shares redeemed	12,795,961
Accrued management fee	2,056,320
Distribution and service plan fees payable	178,099
Other affiliated payables	571,176
Other payables and accrued expenses	48,022
Collateral on securities loaned, at value	91,191,481
Total liabilities		121,458,808

Net Assets		$ 2,916,800,448
Net Assets consist of:
Paid in capital		$ 1,662,913,879
Undistributed net investment income		3,736,210
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		622,194,372
Net unrealized appreciation (depreciation) on investments		627,955,987
Net Assets		$ 2,916,800,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($274,576,673 ÷ 14,620,383 shares)	$ 18.78

Maximum offering price per share (100/94.25 of $18.78)	$ 19.93
Class T: Net Asset Value and redemption price per share ($108,515,815 ÷ 5,866,165 shares)	$ 18.50

Maximum offering price per share (100/96.50 of $18.50)	$ 19.17
Class B: Net Asset Value and offering price per share ($6,204,213 ÷ 349,095 shares)A	$ 17.77

Class C: Net Asset Value and offering price per share ($75,268,931 ÷ 4,233,056 shares)A	$ 17.78

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,091,843,660 ÷ 109,941,860 shares)	$ 19.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($360,391,156 ÷ 18,937,163 shares)	$ 19.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends (including $5,602,031 earned from other affiliated issuers)		$ 28,095,168
Interest		45
Income from Fidelity Central Funds		151,578
Total income		28,246,791

Expenses
Management fee Basic fee	$ 12,901,730
Performance adjustment	2,371,365
Transfer agent fees	3,343,704
Distribution and service plan fees	1,046,776
Accounting and security lending fees	501,170
Custodian fees and expenses	38,706
Independent trustees' compensation	8,373
Registration fees	117,442
Audit	36,084
Legal	9,227
Interest	652
Miscellaneous	13,392
Total expenses before reductions	20,388,621
Expense reductions	(64,726)	20,323,895
Net investment income (loss)		7,922,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	237,117,609
Redemption in-kind with affiliated entities (including gain from Other affiliated issuers of $109,056,467)	464,750,352
Other affiliated issuers	23,123,330
Foreign currency transactions	(6,668)
Total net realized gain (loss)		724,984,623
Change in net unrealized appreciation (depreciation) on: Investment securities	(547,689,270)
Assets and liabilities in foreign currencies	(1,683)
Total change in net unrealized appreciation (depreciation)		(547,690,953)
Net gain (loss)		177,293,670
Net increase (decrease) in net assets resulting from operations		$ 185,216,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,922,896	$ 24,107,442
Net realized gain (loss)	724,984,623	300,684,864
Change in net unrealized appreciation (depreciation)	(547,690,953)	820,354,516
Net increase (decrease) in net assets resulting from operations	185,216,566	1,145,146,822
Distributions to shareholders from net investment income	(10,662,064)	(21,412,021)
Distributions to shareholders from net realized gain	(362,625,428)	(85,195,362)
Total distributions	(373,287,492)	(106,607,383)
Share transactions - net increase (decrease)	(1,125,925,636)	507,448,391
Redemption fees	389,526	726,904
Total increase (decrease) in net assets	(1,313,607,036)	1,546,714,734

Net Assets
Beginning of period	4,230,407,484	2,683,692,750
End of period (including undistributed net investment income of $3,736,210 and undistributed net investment income of $6,475,378, respectively)	$ 2,916,800,448	$ 4,230,407,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.96	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.02	.07	.01	.01 G	.02 H	.08
Net realized and unrealized gain (loss)	.74	5.57	.30	2.22	2.33	(.60)
Total from investment operations	.76	5.64	.31	2.23	2.35	(.52)
Distributions from net investment income	(.01)	(.07)	(.01)	(.08)	(.03)	(.06)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.94)	(.54)	(.93) K	(.20)	(.03)	(.17)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.78	$ 19.96	$ 14.86	$ 15.48	$ 13.45	$ 11.13
Total Return B,C	4.00%	39.09%	3.24%	16.72%	21.16%	(4.37)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.35% A	1.36%	1.44%	1.44%	1.47%	1.45%
Expenses net of fee waivers, if any	1.35% A	1.36%	1.44%	1.43%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.36%	1.44%	1.43%	1.39%	1.40%
Net investment income (loss)	.18% A	.41%	.09%	.06% G	.17% H	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,577	$ 275,265	$ 150,285	$ 140,707	$ 96,994	$ 55,029
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the sales charges. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.70	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74
Income from Investment Operations
Net investment income (loss) D	(.01)	.03	(.02)	(.03) G	(.01) H	.05
Net realized and unrealized gain (loss)	.74	5.50	.31	2.20	2.31	(.59)
Total from investment operations	.73	5.53	.29	2.17	2.30	(.54)
Distributions from net investment income	-	(.06)	-	(.05)	(.01)	(.04)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.93)	(.53)	(.93)	(.17)	(.01)	(.15)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.50	$ 19.70	$ 14.70	$ 15.34	$ 13.34	$ 11.05
Total Return B,C	3.89%	38.70%	3.08%	16.36%	20.87%	(4.57)%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.59% A	1.60%	1.67%	1.70%	1.72%	1.70%
Expenses net of fee waivers, if any	1.59% A	1.60%	1.67%	1.69%	1.65%	1.65%
Expenses net of all reductions	1.58% A	1.59%	1.67%	1.69%	1.64%	1.65%
Net investment income (loss)	(.06)% A	.18%	(.14)%	(.19)% G	(.08)% H	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,516	$ 107,444	$ 57,514	$ 55,845	$ 44,091	$ 28,534
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the sales charges. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.06	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60
Income from Investment Operations
Net investment income (loss) D	(.06)	(.06)	(.09)	(.10) G	(.07) H	.01
Net realized and unrealized gain (loss)	.70	5.34	.29	2.15	2.27	(.59)
Total from investment operations	.64	5.28	.20	2.05	2.20	(.58)
Distributions from net investment income	-	(.02)	-	(.01)	-	(.03)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.93)	(.49)	(.93)	(.13)	-	(.14)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 17.77	$ 19.06	$ 14.27	$ 15.00	$ 13.08	$ 10.88
Total Return B,C	3.53%	38.07%	2.51%	15.80%	20.22%	(5.05)%
Ratios to Average Net Assets E,I
Expenses before reductions	2.17% A	2.15%	2.19%	2.20%	2.22%	2.20%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.19%	2.19%	2.15%	2.15%
Expenses net of all reductions	2.16% A	2.14%	2.19%	2.19%	2.14%	2.15%
Net investment income (loss)	(.64)% A	(.37)%	(.66)%	(.69)% G	(.58)% H	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,204	$ 7,052	$ 6,675	$ 8,549	$ 9,747	$ 7,153
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the contingent deferred sales charge. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.06	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60
Income from Investment Operations
Net investment income (loss) D	(.05)	(.06)	(.09)	(.10) G	(.07) H	.01
Net realized and unrealized gain (loss)	.70	5.34	.29	2.17	2.26	(.58)
Total from investment operations	.65	5.28	.20	2.07	2.19	(.57)
Distributions from net investment income	-	(.03)	-	(.02)	-	(.03)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.93)	(.50)	(.93)	(.14)	-	(.14)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 17.78	$ 19.06	$ 14.28	$ 15.01	$ 13.08	$ 10.89
Total Return B,C	3.58%	38.00%	2.52%	15.91%	20.11%	(4.98)%
Ratios to Average Net Assets E,I
Expenses before reductions	2.11% A	2.13%	2.19%	2.18%	2.22%	2.20%
Expenses net of fee waivers, if any	2.11% A	2.13%	2.19%	2.18%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.12%	2.19%	2.18%	2.14%	2.15%
Net investment income (loss)	(.58)% A	(.35)%	(.66)%	(.68)% G	(.58)% H	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,269	$ 76,018	$ 47,265	$ 47,457	$ 37,346	$ 21,345
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the contingent deferred sales charge. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.22	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91
Income from Investment Operations
Net investment income (loss) C	.05	.12	.06	.06 F	.05 G	.10
Net realized and unrealized gain (loss)	.75	5.63	.32	2.23	2.34	(.60)
Total from investment operations	.80	5.75	.38	2.29	2.39	(.50)
Distributions from net investment income	(.06)	(.11)	(.02)	(.10)	(.05)	(.08)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.13)	-	(.11)
Total distributions	(1.99)	(.58)	(.95)	(.23)	(.05)	(.19)
Redemption fees added to paid in capital C,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.03	$ 20.22	$ 15.05	$ 15.62	$ 13.56	$ 11.22
Total Return B	4.16%	39.45%	3.67%	17.03%	21.32%	(4.15)%
Ratios to Average Net Assets D,H
Expenses before reductions	1.06% A	1.07%	1.13%	1.13%	1.18%	1.20%
Expenses net of fee waivers, if any	1.06% A	1.07%	1.13%	1.13%	1.18%	1.20%
Expenses net of all reductions	1.06% A	1.06%	1.13%	1.13%	1.17%	1.20%
Net investment income (loss)	.47% A	.71%	.41%	.37% F	.39% G	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,091,844	$ 2,672,854	$ 1,756,962	$ 1,899,805	$ 1,770,675	$ 1,488,736
Portfolio turnover rate E	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..12%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91
Income from Investment Operations
Net investment income (loss) C	.04	.12	.06	.06 F	.06 G	.10
Net realized and unrealized gain (loss)	.75	5.65	.31	2.23	2.34	(.59)
Total from investment operations	.79	5.77	.37	2.29	2.40	(.49)
Distributions from net investment income	(.06)	(.12)	(.02)	(.11)	(.06)	(.07)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.13)	-	(.11)
Total distributions	(1.99)	(.59)	(.95)	(.24)	(.06)	(.18)
Redemption fees added to paid in capital C,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.03	$ 20.23	$ 15.05	$ 15.63	$ 13.58	$ 11.24
Total Return B	4.12%	39.54%	3.59%	17.02%	21.42%	(4.04)%
Ratios to Average Net Assets D,H
Expenses before reductions	1.07% A	1.07%	1.14%	1.10%	1.12%	1.20%
Expenses net of fee waivers, if any	1.07% A	1.07%	1.14%	1.10%	1.12%	1.15%
Expenses net of all reductions	1.07% A	1.06%	1.14%	1.10%	1.12%	1.15%
Net investment income (loss)	.45% A	.70%	.39%	.39% F	.45% G	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,391	$ 359,582	$ 138,981	$ 101,565	$ 78,440	$ 10,336
Portfolio turnover rate E	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..01%. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..18%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on March 1, 2013, the Fund's other share classes were closed to new accounts with certain exceptions. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013 and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

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3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 721,309,023
Gross unrealized depreciation	(93,788,089)
Net unrealized appreciation (depreciation) on securities and other investments	$ 627,520,934

Tax cost	$ 2,401,024,323

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $480,538,473 and $1,961,345,758, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 352,091	$ 3,079
Class T	.25%	.25%	275,386	-
Class B	.75%	.25%	33,992	25,511
Class C	.75%	.25%	385,307	58,380
			$ 1,046,776	$ 86,970

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,358
Class T	2,365
Class B*	1,758
Class C*	1,443
$ 12,924

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 330,479.23
Class T	122,770.22
Class B	10,309.30
Class C	94,615.25
Small Cap Value	2,392,222.20
Institutional Class	393,309.21
	$ 3,343,704

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,576 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,791,333.33%		$ 652

Redemptions In-Kind. During the period, 67,200,853 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,338,424,445. The net realized gain of $464,750,352 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,343 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $144,587, including $3,367 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29,702 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $35,024.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014A	Year ended July 31, 2013
From net investment income
Class A	$ 171,608	$ 785,355
Class T	-	231,402
Class B	-	9,411
Class C	-	90,526
Small Cap Value	7,284,771	13,318,853
Class F	2,011,606	5,669,081
Institutional Class	1,194,079	1,307,393
Total	$ 10,662,064	$ 21,412,021
From net realized gain
Class A	$ 26,941,211	$ 5,001,914
Class T	10,672,381	1,871,336
Class B	695,128	211,601
Class C	7,761,033	1,589,582
Small Cap Value	236,011,967	54,759,308
Class F	44,973,770	17,097,966
Institutional Class	35,569,938	4,663,655
Total	$ 362,625,428	$ 85,195,362

A All Class F Shares were redeemed on November 19, 2013.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class A
Shares sold	1,434,827	6,665,265	$ 27,954,480	$ 113,825,347
Reinvestment of distributions	1,371,738	357,182	25,837,208	5,478,656
Shares redeemed	(1,973,837)	(3,345,663)	(38,355,611)	(56,976,312)
Net increase (decrease)	832,728	3,676,784	$ 15,436,077	$ 62,327,691
Class T
Shares sold	648,069	2,420,486	$ 12,444,140	$ 41,524,163
Reinvestment of distributions	566,918	135,952	10,525,152	2,060,454
Shares redeemed	(801,626)	(1,017,057)	(15,318,294)	(17,196,752)
Net increase (decrease)	413,361	1,539,381	$ 7,650,998	$ 26,387,865

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class B
Shares sold	8,660	63,699	$ 158,532	$ 1,033,590
Reinvestment of distributions	33,965	12,922	607,035	189,673
Shares redeemed	(63,576)	(174,192)	(1,170,480)	(2,861,489)
Net increase (decrease)	(20,951)	(97,571)	$ (404,913)	$ (1,638,226)
Class C
Shares sold	193,087	1,262,288	$ 3,562,363	$ 20,129,471
Reinvestment of distributions	378,946	98,556	6,778,684	1,448,319
Shares redeemed	(327,271)	(683,043)	(6,063,715)	(11,003,236)
Net increase (decrease)	244,762	677,801	$ 4,277,332	$ 10,574,554
Small Cap Value
Shares sold	10,785,651	46,643,321	$ 212,570,849	$ 815,184,196
Reinvestment of distributions	11,711,856	4,065,017	222,752,764	63,037,497
Shares redeemed	(44,730,326)B	(35,306,999)	(887,023,649)B	(618,245,939)
Net increase (decrease)	(22,232,819)	15,401,339	$ (451,700,036)	$ 259,975,754
Class F
Shares sold	879,716	7,943,352	$ 17,390,991	$ 133,806,197
Reinvestment of distributions	2,497,893	1,465,154	46,985,376	22,767,047
Shares redeemed	(39,476,567)B	(8,168,596)	(787,183,278)B	(151,555,822)
Net increase (decrease)	(36,098,958)	1,239,910	$ (722,806,911)	$ 5,017,422
Institutional Class
Shares sold	2,596,694	11,988,758	$ 51,209,213	$ 206,274,907
Reinvestment of distributions	1,739,424	337,968	33,193,653	5,246,517
Shares redeemed	(3,173,584)	(3,783,835)	(62,781,049)	(66,718,093)
Net increase (decrease)	1,162,534	8,542,891	$ 21,621,817	$ 144,803,331

A All Class F Shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCVI-USAN-0314
1.803748.110

Fidelity®

Blue Chip Value

Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past 6 months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Actual	.65%	$ 1,000.00	$ 1,058.50	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.4	4.1
Exxon Mobil Corp.	4.3	4.1
Pfizer, Inc.	4.0	3.7
Merck & Co., Inc.	3.9	3.6
AT&T, Inc.	3.2	0.0
JPMorgan Chase & Co.	3.0	2.5
Citigroup, Inc.	2.9	3.1
Occidental Petroleum Corp.	2.7	2.8
Zoetis, Inc. Class A	2.5	2.3
Apache Corp.	2.5	1.7
	33.4
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	25.8
Information Technology	14.7	13.3
Health Care	12.6	11.2
Energy	11.6	15.8
Industrials	7.6	6.7
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks and Equity Futures 94.3%		Stocks 93.5%
	Short-Term Investments and Net Other Assets (Liabilities) 5.7%		Short-Term Investments and Net Other Assets (Liabilities) 6.5%
* Foreign investments	1.1%	** Foreign investments	0.9%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.9%
Johnson Controls, Inc.	62,914	$ 2,901,594
Automobiles - 1.2%
Ford Motor Co.	91,079	1,362,542
General Motors Co.	79,251	2,859,376
		4,221,918
Diversified Consumer Services - 0.4%
DeVry, Inc.	38,172	1,379,536
Media - 0.6%
DISH Network Corp. Class A (a)	36,766	2,072,867
Specialty Retail - 1.5%
Foot Locker, Inc.	51,100	1,972,460
Office Depot, Inc. (a)	663,800	3,245,982
		5,218,442
TOTAL CONSUMER DISCRETIONARY		15,794,357
CONSUMER STAPLES - 6.0%
Beverages - 0.5%
PepsiCo, Inc.	20,236	1,626,165
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	25,282	1,712,097
Wal-Mart Stores, Inc.	55,643	4,155,419
		5,867,516
Food Products - 2.1%
Kraft Foods Group, Inc.	70,994	3,716,536
Mondelez International, Inc.	105,906	3,468,422
		7,184,958
Household Products - 1.7%
Procter & Gamble Co.	78,104	5,984,328
TOTAL CONSUMER STAPLES		20,662,967
ENERGY - 11.6%
Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.	19,900	1,492,699
Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.	19,022	1,534,885
Apache Corp.	105,575	8,473,450
Chevron Corp.	39,135	4,368,640
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	158,930	$ 14,646,989
Occidental Petroleum Corp.	103,822	9,091,693
		38,115,657
TOTAL ENERGY		39,608,356
FINANCIALS - 26.4%
Capital Markets - 6.2%
Ares Capital Corp.	161,819	2,865,814
Bank of New York Mellon Corp.	71,200	2,275,552
Carlyle Group LP	48,200	1,677,842
E*TRADE Financial Corp. (a)	214,245	4,289,185
Goldman Sachs Group, Inc.	18,487	3,034,086
Raymond James Financial, Inc.	63,781	3,247,091
State Street Corp.	58,304	3,903,453
		21,293,023
Commercial Banks - 6.5%
Fifth Third Bancorp	233,300	4,903,966
KeyCorp	396,035	5,053,407
U.S. Bancorp	81,297	3,229,930
Wells Fargo & Co.	146,198	6,628,617
Zions Bancorporation	79,780	2,293,675
		22,109,595
Consumer Finance - 2.0%
Capital One Financial Corp.	84,633	5,975,936
Springleaf Holdings, Inc.	38,500	922,460
		6,898,396
Diversified Financial Services - 7.6%
Bank of America Corp.	334,335	5,600,111
Citigroup, Inc.	210,287	9,973,912
JPMorgan Chase & Co.	184,916	10,236,950
		25,810,973
Insurance - 4.1%
Allstate Corp.	41,100	2,104,320
American International Group, Inc.	61,075	2,929,157
Fidelity National Financial, Inc. Class A	95,990	3,027,525
MetLife, Inc.	36,100	1,770,705
Reinsurance Group of America, Inc.	29,176	2,178,572
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	14,116	$ 1,193,367
XL Group PLC Class A	26,581	763,938
		13,967,584
TOTAL FINANCIALS		90,079,571
HEALTH CARE - 12.6%
Health Care Providers & Services - 2.0%
HCA Holdings, Inc. (a)	88,591	4,453,470
Humana, Inc.	24,400	2,374,120
		6,827,590
Pharmaceuticals - 10.6%
Merck & Co., Inc.	248,132	13,143,552
Pfizer, Inc.	452,101	13,743,870
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,900	664,987
Zoetis, Inc. Class A	284,132	8,626,248
		36,178,657
TOTAL HEALTH CARE		43,006,247
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.4%
Textron, Inc.	131,151	4,655,861
Air Freight & Logistics - 0.7%
FedEx Corp.	16,900	2,253,108
Industrial Conglomerates - 4.4%
General Electric Co.	604,073	15,180,352
Machinery - 1.1%
Caterpillar, Inc.	40,200	3,775,182
TOTAL INDUSTRIALS		25,864,503
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	253,050	2,363,487
Cisco Systems, Inc.	229,585	5,030,207
		7,393,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
Apple, Inc.	6,388	$ 3,197,833
Hewlett-Packard Co.	81,267	2,356,743
		5,554,576
IT Services - 1.2%
EVERTEC, Inc.	97,100	2,343,023
Global Payments, Inc.	25,300	1,672,077
		4,015,100
Office Electronics - 0.8%
Xerox Corp.	256,719	2,785,401
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp. Class A	173,080	5,150,861
Intel Corp.	221,215	5,428,616
		10,579,477
Software - 5.8%
Activision Blizzard, Inc.	419,746	7,190,249
Comverse, Inc. (a)	135,532	4,884,573
Symantec Corp.	187,805	4,020,905
Verint Systems, Inc. (a)	82,657	3,755,934
		19,851,661
TOTAL INFORMATION TECHNOLOGY		50,179,909
MATERIALS - 4.2%
Chemicals - 1.1%
The Dow Chemical Co.	86,292	3,927,149
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	54,212	2,228,113
Metals & Mining - 2.4%
Freeport-McMoRan Copper & Gold, Inc.	162,945	5,281,047
United States Steel Corp.	105,550	2,755,911
		8,036,958
TOTAL MATERIALS		14,192,220
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	333,877	11,124,782
Level 3 Communications, Inc. (a)	136,162	4,370,800
		15,495,582
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	45,731	$ 1,397,997
TOTAL TELECOMMUNICATION SERVICES		16,893,579
UTILITIES - 1.0%
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	114,900	2,688,660
Sempra Energy	8,659	802,776
		3,491,436
TOTAL COMMON STOCKS (Cost $299,478,328)		319,773,145
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.07% 2/27/14 (c) (Cost $214,992)	$ 215,000	214,995
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $19,135,893)	19,135,893	19,135,893
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $318,829,213)		339,124,033
NET OTHER ASSETS (LIABILITIES) - 0.7%		2,439,227
NET ASSETS - 100%		$ 341,563,260
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 ICE Russell 1000 Value Index Contracts (United States)	March 2014	$ 2,401,650	$ (4,948)

The face value of futures purchased as a percentage of net assets is 0.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $11,562,740.
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,771
Fidelity Securities Lending Cash Central Fund	1,537
Total	$ 16,308
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,794,357	$ 15,794,357	$ -	$ -
Consumer Staples	20,662,967	20,662,967	-	-
Energy	39,608,356	39,608,356	-	-
Financials	90,079,571	90,079,571	-	-
Health Care	43,006,247	43,006,247	-	-
Industrials	25,864,503	25,864,503	-	-
Information Technology	50,179,909	50,179,909	-	-
Materials	14,192,220	14,192,220	-	-
Telecommunication Services	16,893,579	16,893,579	-	-
Utilities	3,491,436	3,491,436	-	-
U.S. Government and Government Agency Obligations	214,995	-	214,995	-
Money Market Funds	19,135,893	19,135,893	-	-
Total Investments in Securities:	$ 339,124,033	$ 338,909,038	$ 214,995	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (4,948)	$ (4,948)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (4,948)
Total Value of Derivatives	$ -	$ (4,948)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $299,693,320)	$ 319,988,140
Fidelity Central Funds (cost $19,135,893)	19,135,893
Total Investments (cost $318,829,213)		$ 339,124,033
Receivable for investments sold		9,150,928
Receivable for fund shares sold		328,078
Dividends receivable		291,072
Distributions receivable from Fidelity Central Funds		2,155
Prepaid expenses		580
Other receivables		2,501
Total assets		348,899,347

Liabilities
Payable for investments purchased	$ 6,792,078
Payable for fund shares redeemed	326,327
Accrued management fee	106,743
Payable for daily variation margin for derivative instruments	4,948
Other affiliated payables	75,136
Other payables and accrued expenses	30,855
Total liabilities		7,336,087

Net Assets		$ 341,563,260
Net Assets consist of:
Paid in capital		$ 447,602,235
Undistributed net investment income		135,953
Accumulated undistributed net realized gain (loss) on investments		(126,464,798)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,289,870
Net Assets, for 24,382,480 shares outstanding		$ 341,563,260
Net Asset Value, offering price and redemption price per share ($341,563,260 ÷ 24,382,480 shares)		$ 14.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,865,936
Interest		54
Income from Fidelity Central Funds		16,308
Total income		2,882,298

Expenses
Management fee Basic fee	$ 909,049
Performance adjustment	(327,955)
Transfer agent fees	377,312
Accounting and security lending fees	64,261
Custodian fees and expenses	9,667
Independent trustees' compensation	675
Registration fees	7,437
Audit	30,591
Legal	867
Miscellaneous	1,067
Total expenses before reductions	1,072,971
Expense reductions	(6,165)	1,066,806
Net investment income (loss)		1,815,492
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,727,908
Futures contracts	1,897,525
Total net realized gain (loss)		18,625,433
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,014,991)
Futures contracts	(4,948)
Total change in net unrealized appreciation (depreciation)		(1,019,939)
Net gain (loss)		17,605,494
Net increase (decrease) in net assets resulting from operations		$ 19,420,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,815,492	$ 4,052,295
Net realized gain (loss)	18,625,433	24,688,456
Change in net unrealized appreciation (depreciation)	(1,019,939)	44,945,456
Net increase (decrease) in net assets resulting from operations	19,420,986	73,686,207
Distributions to shareholders from net investment income	(2,139,474)	(6,479,162)
Share transactions Proceeds from sales of shares	79,014,236	49,942,277
Reinvestment of distributions	2,081,150	6,279,261
Cost of shares redeemed	(38,673,923)	(79,700,390)
Net increase (decrease) in net assets resulting from share transactions	42,421,463	(23,478,852)
Total increase (decrease) in net assets	59,702,975	43,728,193

Net Assets
Beginning of period	281,860,285	238,132,092
End of period (including undistributed net investment income of $135,953 and undistributed net investment income of $459,935, respectively)	$ 341,563,260	$ 281,860,285
Other Information Shares
Sold	5,873,435	4,200,000
Issued in reinvestment of distributions	150,332	585,069
Redeemed	(2,797,294)	(6,830,380)
Net increase (decrease)	3,226,473	(2,045,311)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 10.26	$ 10.86	$ 9.82	$ 8.95	$ 12.15
Income from Investment Operations
Net investment income (loss) D	.08	.18	.18	.14	.10	.16
Net realized and unrealized gain (loss)	.70	3.17	(.62)	1.04	.90	(3.17)
Total from investment operations	.78	3.35	(.44)	1.18	1.00	(3.01)
Distributions from net investment income	(.09)	(.29)	(.16)	(.14)	(.13)	(.18)
Distributions from net realized gain	-	-	-	(.01)	-	(.01)
Total distributions	(.09)	(.29)	(.16)	(.14) H	(.13)	(.19)
Net asset value, end of period	$ 14.01	$ 13.32	$ 10.26	$ 10.86	$ 9.82	$ 8.95
Total Return B,C	5.85%	33.33%	(3.95)%	12.14%	11.20%	(24.89)%
Ratios to Average Net Assets E,G
Expenses before reductions	.65% A	.64%	.77%	.75%	.87%	.77%
Expenses net of fee waivers, if any	.65% A	.64%	.77%	.75%	.87%	.77%
Expenses net of all reductions	.65% A	.62%	.76%	.74%	.86%	.77%
Net investment income (loss)	1.10% A	1.58%	1.76%	1.31%	1.05%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,563	$ 281,860	$ 238,132	$ 433,047	$ 324,913	$ 332,765
Portfolio turnover rate F	96% A	88%	102%	141%	59%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable,

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,987,087
Gross unrealized depreciation	(16,107,552)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,879,535

Tax cost	$ 324,244,498

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (76,906,749)
2018	(55,500,128)
Total with expiration	(132,406,877)
No expiration
Short-term	(3,744,441)
Long-term	(2,782,280)
Total no expiration	(6,526,721)
Total capital loss carryforward	$ (138,933,598)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $ 1,897,525 and a change in net unrealized appreciation (depreciation) of $(4,948) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $183,403,418 and $142,739,453, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,964 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $127 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,537. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,442 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,701.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BCV-USAN-0314
1.789732.111

Fidelity®

Series Real Estate Equity

Fund

Fidelity Series Real Estate Equity Fund

Class F

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Real Estate Equity Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Series Real Estate Equity	.77%
Actual		$ 1,000.00	$ 991.00	$ 3.86
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class F	.59%
Actual		$ 1,000.00	$ 992.10	$ 2.96
Hypothetical A		$ 1,000.00	$ 1,022.23	$ 3.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	13.2	12.2
Public Storage	6.8	7.1
Ventas, Inc.	6.5	6.8
Prologis, Inc.	6.3	6.1
Boston Properties, Inc.	5.6	4.4
Essex Property Trust, Inc.	4.8	3.5
SL Green Realty Corp.	4.1	4.6
Alexandria Real Estate Equities, Inc.	3.8	2.8
Mid-America Apartment Communities, Inc.	3.8	0.9
LaSalle Hotel Properties (SBI)	3.1	0.0
	58.0
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	19.0	17.6
REITs - Apartments	17.0	16.5
REITs - Industrial Buildings	16.1	16.0
REITs - Malls	15.0	15.6
REITs - Health Care Facilities	11.2	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
Stocks 98.7%	Stocks 97.9%
Short-Term Investments and Net Other Assets (Liabilities) 1.3%	Short-Term Investments and Net Other Assets (Liabilities) 2.1%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Health Care Facilities - 1.3%
Emeritus Corp. (a)	649,708	$ 14,326,061
REAL ESTATE INVESTMENT TRUSTS - 96.2%
REITs - Apartments - 17.0%
AvalonBay Communities, Inc.	206,135	25,457,673
Camden Property Trust (SBI)	316,789	19,583,896
Equity Residential (SBI)	547,051	30,295,684
Essex Property Trust, Inc. (d)	325,167	51,496,698
Mid-America Apartment Communities, Inc.	632,648	40,831,102
UDR, Inc.	644,300	15,682,262
TOTAL REITS - APARTMENTS		183,347,315
REITs - Health Care Facilities - 11.2%
HCP, Inc.	763,159	29,877,675
Health Care REIT, Inc.	367,649	21,294,230
Ventas, Inc.	1,125,237	70,203,536
TOTAL REITS - HEALTH CARE FACILITIES		121,375,441
REITs - Hotels - 6.2%
FelCor Lodging Trust, Inc.	1,605,869	13,103,891
Host Hotels & Resorts, Inc.	1,119,600	20,589,444
LaSalle Hotel Properties (SBI)	1,092,879	33,616,958
TOTAL REITS - HOTELS		67,310,293
REITs - Industrial Buildings - 16.1%
DuPont Fabros Technology, Inc.	574,310	14,926,317
Liberty Property Trust (SBI)	426,500	15,524,600
Prologis, Inc.	1,766,606	68,473,649
Public Storage	462,487	72,883,326
Terreno Realty Corp.	114,200	1,972,234
TOTAL REITS - INDUSTRIAL BUILDINGS		173,780,126
REITs - Malls - 15.0%
General Growth Properties, Inc.	223,180	4,494,845
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	924,423	$ 143,137,658
Taubman Centers, Inc.	226,422	14,721,958
TOTAL REITS - MALLS		162,354,461
REITs - Management/Investment - 2.4%
Coresite Realty Corp.	162,681	4,991,053
Equity Lifestyle Properties, Inc.	245,348	9,644,630
Weyerhaeuser Co.	358,360	10,707,797
TOTAL REITS - MANAGEMENT/INVESTMENT		25,343,480
REITs - Mobile Home Parks - 0.6%
Sun Communities, Inc.	147,823	6,910,725
REITs - Office Buildings - 19.0%
Alexandria Real Estate Equities, Inc.	583,208	40,900,377
Boston Properties, Inc.	563,349	60,892,393
Cousins Properties, Inc.	2,193,631	23,581,533
Kilroy Realty Corp.	313,215	16,537,752
Piedmont Office Realty Trust, Inc. Class A (d)	1,193,520	19,895,978
SL Green Realty Corp.	468,332	43,915,492
TOTAL REITS - OFFICE BUILDINGS		205,723,525
REITs - Shopping Centers - 8.7%
Acadia Realty Trust (SBI)	80,900	2,058,905
Cedar Shopping Centers, Inc.	1,202,470	7,587,586
Equity One, Inc.	1,087,769	24,648,846
Excel Trust, Inc.	134,592	1,535,695
Federal Realty Investment Trust (SBI)	162,752	17,739,968
Glimcher Realty Trust	2,348,859	20,106,233
Kite Realty Group Trust	1,127,500	7,272,375
Vornado Realty Trust	143,100	13,140,873
TOTAL REITS - SHOPPING CENTERS		94,090,481
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,040,235,847
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Operating Companies - 1.2%
Forest City Enterprises, Inc. Class A (a)	725,042	$ 13,188,514
TOTAL COMMON STOCKS (Cost $981,042,516)		1,067,750,422
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.10% (b)	16,386,199	16,386,199
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	27,546,950	27,546,950
TOTAL MONEY MARKET FUNDS (Cost $43,933,149)		43,933,149
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,024,975,665)		1,111,683,571
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(30,539,573)
NET ASSETS - 100%		$ 1,081,143,998
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,490
Fidelity Securities Lending Cash Central Fund	10,154
Total	$ 20,644
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,059,262) - See accompanying schedule: Unaffiliated issuers (cost $981,042,516)	$ 1,067,750,422
Fidelity Central Funds (cost $43,933,149)	43,933,149
Total Investments (cost $1,024,975,665)		$ 1,111,683,571
Receivable for investments sold		16,268,289
Receivable for fund shares sold		164,611
Dividends receivable		103,368
Distributions receivable from Fidelity Central Funds		4,452
Prepaid expenses		2,327
Other receivables		10,444
Total assets		1,128,237,062

Liabilities
Payable for investments purchased	$ 15,306,068
Payable for fund shares redeemed	3,615,892
Accrued management fee	487,075
Other affiliated payables	102,082
Other payables and accrued expenses	34,997
Collateral on securities loaned, at value	27,546,950
Total liabilities		47,093,064

Net Assets		$ 1,081,143,998
Net Assets consist of:
Paid in capital		$ 983,599,695
Distributions in excess of net investment income		(175,817)
Accumulated undistributed net realized gain (loss) on investments		11,012,214
Net unrealized appreciation (depreciation) on investments		86,707,906
Net Assets		$ 1,081,143,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Series Real Estate Equity: Net Asset Value, offering price and redemption price per share ($540,274,858 ÷ 44,189,265 shares)	$ 12.23

Class F: Net Asset Value, offering price and redemption price per share ($540,869,140 ÷ 44,227,023 shares)	$ 12.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 14,026,349
Interest		6
Income from Fidelity Central Funds		20,644
Total income		14,046,999

Expenses
Management fee	$ 2,910,590
Transfer agent fees	458,162
Accounting and security lending fees	174,450
Custodian fees and expenses	17,609
Independent trustees' compensation	2,252
Audit	26,907
Legal	2,278
Miscellaneous	3,052
Total expenses before reductions	3,595,300
Expense reductions	(21,369)	3,573,931
Net investment income (loss)		10,473,068
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,200,533
Change in net unrealized appreciation (depreciation) on investment securities		(30,636,583)
Net gain (loss)		(17,436,050)
Net increase (decrease) in net assets resulting from operations		$ (6,962,982)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,473,068	$ 13,612,092
Net realized gain (loss)	13,200,533	39,712,522
Change in net unrealized appreciation (depreciation)	(30,636,583)	8,545,406
Net increase (decrease) in net assets resulting from operations	(6,962,982)	61,870,020
Distributions to shareholders from net investment income	(13,350,205)	(12,676,438)
Distributions to shareholders from net realized gain	(29,660,377)	(20,512,803)
Total distributions	(43,010,582)	(33,189,241)
Share transactions - net increase (decrease)	106,167,977	197,354,537
Total increase (decrease) in net assets	56,194,413	226,035,316

Net Assets
Beginning of period	1,024,949,585	798,914,269
End of period (including distributions in excess of net investment income of $175,817 and undistributed net investment income of $2,701,320, respectively)	$ 1,081,143,998	$ 1,024,949,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Real Estate Equity

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.39	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.18	.11
Net realized and unrealized gain (loss)	(.25)	.78	2.38
Total from investment operations	(.14)	.96	2.49
Distributions from net investment income	(.15)	(.17)	(.08)
Distributions from net realized gain	(.35)	(.31)	(.02)
Total distributions	(.50)	(.48)	(.10)
Net asset value, end of period	$ 12.23	$ 12.87	$ 12.39
Total Return B, C	(.90)%	8.06%	25.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.79%	.81% A
Expenses net of fee waivers, if any	.77% A	.79%	.81% A
Expenses net of all reductions	.76% A	.78%	.81% A
Net investment income (loss)	1.90% A	1.44%	1.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,275	$ 531,188	$ 475,392
Portfolio turnover rate F	64% A	48%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.39	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.21	.13
Net realized and unrealized gain (loss)	(.26)	.78	2.37
Total from investment operations	(.13)	.99	2.50
Distributions from net investment income	(.16)	(.20)	(.09)
Distributions from net realized gain	(.35)	(.31)	(.02)
Total distributions	(.51)	(.51)	(.11)
Net asset value, end of period	$ 12.23	$ 12.87	$ 12.39
Total Return B, C	(.79)%	8.27%	25.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A	.60%	.61% A
Expenses net of fee waivers, if any	.59% A	.60%	.61% A
Expenses net of all reductions	.59% A	.59%	.61% A
Net investment income (loss)	2.07% A	1.63%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,869	$ 493,761	$ 323,523
Portfolio turnover rate F	64% A	48%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series Real Estate Equity Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Equity and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 102,836,480
Gross unrealized depreciation	(18,385,102)
Net unrealized appreciation (depreciation) on securities and other investments	$ 84,451,378

Tax cost	$ 1,027,232,193

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $419,625,382 and $332,329,405, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Equity. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Real Estate Equity	$ 458,162.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,715 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $452 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,154. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,355 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Series Real Estate Equity	$ 6,405,669	$ 6,714,600
Class F	6,944,536	5,961,838
Total	$ 13,350,205	$ 12,676,438

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Series Real Estate Equity	$ 14,856,526	$ 11,925,873
Class F	14,803,851	8,586,930
Total	$ 29,660,377	$ 20,512,803

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Series Real Estate Equity
Shares sold	4,865,314	6,610,741	$ 59,028,450	$ 86,029,893
Reinvestment of distributions	1,827,800	1,534,780	21,262,195	18,640,473
Shares redeemed	(3,789,249)	(5,238,476)	(45,378,832)	(65,738,689)
Net increase (decrease)	2,903,865	2,907,045	$ 34,911,813	$ 38,931,677
Class F
Shares sold	7,025,319	12,141,060	$ 85,805,034	$ 157,366,547
Reinvestment of distributions	1,869,807	1,195,373	21,748,387	14,548,768
Shares redeemed	(3,026,411)	(1,083,592)	(36,297,257)	(13,492,455)
Net increase (decrease)	5,868,715	12,252,841	$ 71,256,164	$ 158,422,860

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

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SLE-SANN-0314
1.930456.102

Fidelity®

Series Small Cap Opportunities

Fund

Fidelity Series Small Cap Opportunities Fund

Class F

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Small Cap Opportunities Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Series Small Cap Opportunities	.84%
Actual		$ 1,000.00	$ 1,082.60	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Class F	.67%
Actual		$ 1,000.00	$ 1,084.00	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
PacWest Bancorp	1.1	1.2
Associated Banc-Corp.	0.9	1.0
Huntington Bancshares, Inc.	0.9	0.0
Banner Bank	0.9	1.0
DXP Enterprises, Inc.	0.9	0.6
City National Corp.	0.9	1.0
Bank of the Ozarks, Inc.	0.9	0.8
East West Bancorp, Inc.	0.8	0.0
Allied World Assurance Co. Holdings Ltd.	0.8	0.9
InterXion Holding N.V.	0.8	0.0
	8.9
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	22.3
Information Technology	19.8	18.1
Industrials	14.4	14.1
Health Care	13.1	11.7
Consumer Discretionary	11.5	13.9
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks and Equity Futures 96.6%		Stocks and Equity Futures 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	7.4%	** Foreign investments	6.6%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.8%
Tenneco, Inc. (a)	718,986	$ 40,867,164
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc.	436,570	16,043,948
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc. (a)	259,200	5,953,824
Del Frisco's Restaurant Group, Inc. (a)	675,163	15,528,749
Interval Leisure Group, Inc.	1,024,175	27,038,220
Life Time Fitness, Inc. (a)(d)	977,920	40,251,187
		88,771,980
Household Durables - 0.7%
KB Home (d)	1,902,892	36,801,931
Internet & Catalog Retail - 0.5%
HSN, Inc.	452,307	24,772,854
Leisure Equipment & Products - 0.6%
Brunswick Corp.	724,290	30,029,063
Media - 1.2%
MDC Partners, Inc. Class A (sub. vtg.)	1,121,350	26,946,038
Nexstar Broadcasting Group, Inc. Class A	764,217	36,720,627
		63,666,665
Multiline Retail - 0.6%
Dillard's, Inc. Class A	354,859	30,979,191
Specialty Retail - 3.3%
Ascena Retail Group, Inc. (a)	1,262,867	23,691,385
AutoCanada, Inc.	30,000	1,061,279
Conn's, Inc. (a)(d)	659,038	40,010,197
Francesca's Holdings Corp. (a)(d)	1,906,579	36,225,001
GameStop Corp. Class A (d)	857,626	30,076,944
Genesco, Inc. (a)	359,125	25,217,758
Rent-A-Center, Inc.	624,319	15,570,516
		171,853,080
Textiles, Apparel & Luxury Goods - 1.8%
Fifth & Pacific Companies, Inc. (a)	1,371,767	39,369,713
Hanesbrands, Inc.	339,498	24,151,888
Steven Madden Ltd. (a)	978,639	31,893,845
		95,415,446
TOTAL CONSUMER DISCRETIONARY		599,201,322
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Cott Corp.	2,196,465	$ 17,275,900
Food & Staples Retailing - 0.8%
Susser Holdings Corp. (a)(d)	355,770	21,694,855
United Natural Foods, Inc. (a)	316,210	21,366,310
		43,061,165
Food Products - 2.1%
Cal-Maine Foods, Inc.	80,453	4,053,222
Calavo Growers, Inc.	708,577	21,526,569
Darling International, Inc. (a)	1,353,710	26,478,568
Fresh Del Monte Produce, Inc.	686,413	18,162,488
J&J Snack Foods Corp.	232,050	20,443,605
WhiteWave Foods Co. (a)	728,610	17,639,648
		108,304,100
Personal Products - 0.4%
Inter Parfums, Inc.	620,500	20,191,070
TOTAL CONSUMER STAPLES		188,832,235
ENERGY - 5.5%
Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc. (a)	400,406	18,979,244
Total Energy Services, Inc.	1,076,550	18,752,027
		37,731,271
Oil, Gas & Consumable Fuels - 4.8%
Atlas Pipeline Partners LP	863,615	28,870,649
Cloud Peak Energy, Inc. (a)	1,558,200	29,185,086
Energen Corp.	144,238	10,200,511
Genesis Energy LP	277,946	15,295,368
Newfield Exploration Co. (a)	838,140	20,760,728
Rosetta Resources, Inc. (a)	878,042	37,413,370
Stone Energy Corp. (a)	1,322,825	40,941,434
Targa Resources Corp.	467,000	42,165,430
Western Refining, Inc. (d)	658,392	25,749,711
		250,582,287
TOTAL ENERGY		288,313,558
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.3%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	113,300	$ 22,573,892
AURELIUS AG	664,307	25,041,826
LPL Financial	428,300	22,926,899
Waddell & Reed Financial, Inc. Class A	538,241	34,888,782
		105,431,399
Commercial Banks - 8.5%
Associated Banc-Corp.	3,007,328	49,530,692
Bank of the Ozarks, Inc.	715,287	45,349,196
Banner Bank (e)	1,280,871	47,174,479
BBCN Bancorp, Inc.	2,499,710	37,620,636
Cathay General Bancorp	1,050,524	24,687,314
City National Corp.	628,678	45,484,853
East West Bancorp, Inc.	1,340,412	44,850,186
Huntington Bancshares, Inc.	5,274,100	47,836,087
MB Financial, Inc.	865,089	24,309,001
National Penn Bancshares, Inc.	1,934,044	20,075,377
PacWest Bancorp (d)	1,464,188	58,728,581
		445,646,402
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	423,871	43,624,803
Amerisafe, Inc.	912,682	37,757,654
Aspen Insurance Holdings Ltd.	852,590	33,165,751
Primerica, Inc.	669,775	28,217,621
StanCorp Financial Group, Inc.	361,577	23,231,322
		165,997,151
Real Estate Investment Trusts - 5.6%
Cousins Properties, Inc.	3,369,620	36,223,415
First Industrial Realty Trust, Inc.	2,019,592	34,656,199
Glimcher Realty Trust	378,463	3,239,643
Home Properties, Inc.	553,890	30,879,368
Kite Realty Group Trust	5,656,995	36,487,618
Mid-America Apartment Communities, Inc.	92,145	5,947,038
National Retail Properties, Inc. (d)	1,115,541	37,035,961
Parkway Properties, Inc.	1,847,446	32,773,692
Pennsylvania Real Estate Investment Trust (SBI)	2,090,902	38,995,322
Ramco-Gershenson Properties Trust (SBI)	2,310,450	36,897,887
		293,136,143
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Washington Federal, Inc.	926,360	$ 20,268,757
WSFS Financial Corp.	440,840	31,652,312
		51,921,069
TOTAL FINANCIALS		1,062,132,164
HEALTH CARE - 13.1%
Biotechnology - 6.4%
ACADIA Pharmaceuticals, Inc. (a)(d)	544,691	12,691,300
Agios Pharmaceuticals, Inc. (d)	37,600	994,520
Agios Pharmaceuticals, Inc. (f)	128,706	3,404,274
BioCryst Pharmaceuticals, Inc. (a)(d)	1,514,900	15,451,980
BioMarin Pharmaceutical, Inc. (a)	168,144	11,581,759
Bluebird Bio, Inc. (d)	131,400	2,913,138
Celldex Therapeutics, Inc. (a)	665,349	17,152,697
Cubist Pharmaceuticals, Inc.	186,717	13,647,146
Dicerna Pharmaceuticals, Inc.	43,500	1,788,720
Discovery Laboratories, Inc. (a)(d)	3,153,625	7,095,656
Dyax Corp. (a)	1,874,715	15,785,100
Hyperion Therapeutics, Inc. (a)	452,566	12,708,053
Insmed, Inc. (a)	821,381	16,772,600
Intercept Pharmaceuticals, Inc. (a)	121,598	36,586,406
InterMune, Inc. (a)	950,343	12,687,079
Isis Pharmaceuticals, Inc. (a)	604,972	30,889,870
Medivation, Inc. (a)	200,014	15,921,114
MEI Pharma, Inc. (a)(d)(e)	1,292,805	10,937,130
Mirati Therapeutics, Inc. (a)	513,969	10,700,835
Neurocrine Biosciences, Inc. (a)	926,256	15,829,715
Novavax, Inc. (a)	3,262,662	17,748,881
Synageva BioPharma Corp. (a)(d)	253,613	22,972,266
Theravance, Inc. (a)	354,749	13,061,858
XOMA Corp. (a)(d)	2,182,294	16,956,424
		336,278,521
Health Care Equipment & Supplies - 2.5%
Cerus Corp. (a)(d)(e)	4,257,840	26,270,873
DexCom, Inc. (a)	724,550	29,315,293
ICU Medical, Inc. (a)	291,266	18,789,570
Masimo Corp. (a)	535,112	15,652,026
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp.	638,397	$ 29,296,038
The Spectranetics Corp. (a)	422,164	10,984,707
		130,308,507
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	455,580	23,252,803
BioScrip, Inc. (a)	1,837,729	15,639,074
Community Health Systems, Inc. (a)	545,900	22,605,719
MEDNAX, Inc. (a)	243,690	13,558,912
Molina Healthcare, Inc. (a)	798,826	28,757,736
PharMerica Corp. (a)	422,416	10,281,605
Surgical Care Affiliates, Inc.	776,729	24,925,234
		139,021,083
Health Care Technology - 0.7%
HMS Holdings Corp. (a)	585,850	13,492,126
Medidata Solutions, Inc. (a)	414,004	26,123,652
		39,615,778
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	1,201,266	24,445,763
Fluidigm Corp. (a)	338,027	15,251,778
		39,697,541
TOTAL HEALTH CARE		684,921,430
INDUSTRIALS - 14.4%
Aerospace & Defense - 1.3%
AAR Corp.	1,021,757	27,229,824
Teledyne Technologies, Inc. (a)	455,634	41,859,096
		69,088,920
Air Freight & Logistics - 1.0%
Hub Group, Inc. Class A (a)	803,163	33,291,106
UTi Worldwide, Inc.	1,079,100	16,898,706
		50,189,812
Building Products - 0.4%
Ply Gem Holdings, Inc.	1,552,902	20,591,481
Commercial Services & Supplies - 1.4%
Tetra Tech, Inc. (a)	930,268	27,452,209
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Stationers, Inc.	580,600	$ 24,054,258
West Corp.	954,852	22,076,178
		73,582,645
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV	520,749	39,050,968
MasTec, Inc. (a)	878,757	31,582,527
URS Corp.	517,040	25,955,408
		96,588,903
Electrical Equipment - 1.0%
General Cable Corp.	1,107,810	31,605,819
SolarCity Corp. (a)(d)	256,500	19,004,085
		50,609,904
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	410,900	30,624,377
Machinery - 2.3%
Actuant Corp. Class A	1,003,531	34,340,831
Navistar International Corp. (a)(d)	993,053	30,605,893
TriMas Corp. (a)	813,621	28,314,011
Wabtec Corp.	348,350	25,711,714
		118,972,449
Marine - 0.4%
DryShips, Inc. (a)(d)	5,537,903	18,828,870
Professional Services - 1.9%
Dun & Bradstreet Corp.	321,806	35,398,660
Huron Consulting Group, Inc. (a)	368,331	24,398,245
Stantec, Inc.	673,200	40,969,244
		100,766,149
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	645,323	32,614,624
DXP Enterprises, Inc. (a)	489,429	47,004,761
Kaman Corp.	569,180	22,061,417
Titan Machinery, Inc. (a)(d)(e)	1,250,507	20,383,264
		122,064,066
TOTAL INDUSTRIALS		751,907,576
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.7%
Aruba Networks, Inc. (a)	2,166,799	42,707,608
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	131,431	$ 14,063,117
Ixia (a)	2,491,869	31,871,005
Polycom, Inc. (a)	1,077,429	12,853,728
Radware Ltd. (a)	1,515,866	25,648,453
Riverbed Technology, Inc. (a)	708,557	13,972,744
		141,116,655
Computers & Peripherals - 2.5%
Cray, Inc. (a)	423,167	12,479,195
Datalink Corp. (a)(e)	1,138,340	16,540,080
Electronics for Imaging, Inc. (a)	850,325	36,028,270
Quantum Corp. (a)	9,868,411	12,335,514
Silicon Graphics International Corp. (a)(e)	2,134,424	27,768,856
Super Micro Computer, Inc. (a)	1,296,809	26,662,393
		131,814,308
Electronic Equipment & Components - 1.0%
InvenSense, Inc. (a)(d)	1,457,000	28,688,330
Neonode, Inc. (a)(d)(e)	1,879,990	10,697,143
TTM Technologies, Inc. (a)	1,317,693	10,554,721
		49,940,194
Internet Software & Services - 3.8%
Bankrate, Inc. (a)	1,627,122	26,993,954
Blucora, Inc. (a)	426,700	10,927,787
Demand Media, Inc. (a)	1,255,123	7,242,060
Demandware, Inc. (a)	172,600	10,991,168
Digital River, Inc. (a)	889,914	15,644,688
E2open, Inc. (a)	389,000	9,316,550
Earthlink Holdings Corp.	1,360,895	5,906,284
LivePerson, Inc. (a)	878,215	12,145,713
Move, Inc. (a)	1,277,223	18,059,933
NIC, Inc.	651,100	14,154,914
Points International Ltd. (a)(e)	1,020,932	24,747,392
Rackspace Hosting, Inc. (a)	417,417	15,198,153
Stamps.com, Inc. (a)	274,400	10,827,824
Web.com Group, Inc. (a)	419,841	14,190,626
		196,347,046
IT Services - 4.8%
EPAM Systems, Inc. (a)	797,552	32,619,877
Euronet Worldwide, Inc. (a)	831,179	35,624,332
ExlService Holdings, Inc. (a)	1,141,762	28,715,314
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc.	543,900	$ 35,946,351
Heartland Payment Systems, Inc.	312,420	13,468,426
InterXion Holding N.V. (a)	1,735,081	42,717,694
Sapient Corp. (a)	1,915,647	30,707,821
ServiceSource International, Inc. (a)	3,906,376	31,172,880
		250,972,695
Semiconductors & Semiconductor Equipment - 1.4%
Monolithic Power Systems, Inc. (a)	658,777	21,535,420
PDF Solutions, Inc. (a)	443,800	10,518,060
Semtech Corp. (a)	327,900	7,479,399
Silicon Laboratories, Inc. (a)	337,700	15,952,948
Skyworks Solutions, Inc. (a)	625,458	18,920,105
		74,405,932
Software - 3.6%
BroadSoft, Inc. (a)	519,520	15,902,507
CommVault Systems, Inc. (a)	406,777	28,096,087
Nuance Communications, Inc. (a)(d)	1,216,303	18,645,925
Parametric Technology Corp. (a)	1,079,226	38,506,784
Rovi Corp. (a)	1,015,859	21,546,369
SS&C Technologies Holdings, Inc. (a)	608,009	23,602,909
Synchronoss Technologies, Inc. (a)	736,714	19,640,795
Tangoe, Inc. (a)(d)	1,164,501	21,228,853
		187,170,229
TOTAL INFORMATION TECHNOLOGY		1,031,767,059
MATERIALS - 4.4%
Chemicals - 2.8%
Axiall Corp.	947,407	37,801,539
Cabot Corp.	619,314	30,142,012
Chemtura Corp. (a)	733,721	18,401,723
Kronos Worldwide, Inc. (d)	1,681,324	26,026,896
PolyOne Corp.	923,601	32,843,252
		145,215,422
Construction Materials - 0.3%
Eagle Materials, Inc.	249,066	19,613,948
Metals & Mining - 1.3%
Carpenter Technology Corp.	407,241	23,664,775
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Walter Energy, Inc. (d)	1,050,550	$ 11,934,248
Worthington Industries, Inc.	787,199	31,913,047
		67,512,070
TOTAL MATERIALS		232,341,440
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Towerstream Corp. (a)(d)(e)	5,386,878	15,298,734
UTILITIES - 2.6%
Electric Utilities - 2.1%
Allete, Inc.	363,021	18,143,790
Cleco Corp.	536,100	26,193,846
El Paso Electric Co.	472,680	17,219,732
PNM Resources, Inc.	1,044,031	25,735,364
Portland General Electric Co.	761,382	22,978,509
		110,271,241
Gas Utilities - 0.5%
Atmos Energy Corp.	478,076	22,952,429
TOTAL UTILITIES		133,223,670
TOTAL COMMON STOCKS (Cost $4,292,389,683)		4,987,939,188
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 2/6/14 to 5/1/14 (g) (Cost $2,624,902)	$ 2,625,000	2,624,928
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	246,955,230	$ 246,955,230
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	267,615,647	267,615,647
TOTAL MONEY MARKET FUNDS (Cost $514,570,877)		514,570,877
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $4,809,585,462)		5,505,134,993
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(282,037,146)
NET ASSETS - 100%		$ 5,223,097,847
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
487 ICE Russell 2000 Index Contracts (United States)	March 2014	$ 54,948,210	$ (1,222,983)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,404,274 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,624,928.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 87,451
Fidelity Securities Lending Cash Central Fund	685,255
Total	$ 772,706
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Banner Bank	$ 30,229,248	$ 19,307,674	$ -	$ 314,417	$ 47,174,479
Cerus Corp.	14,358,624	10,632,532*	543,191	-	26,270,873
Datalink Corp.	-	13,232,549	-	-	16,540,080
MEI Pharma, Inc.	5,880,907	4,624,829	491,624	-	10,937,130
Neonode, Inc.	6,714,902	5,885,273*	-	-	10,697,143
Points International Ltd.	7,568,049	15,922,531	-	-	24,747,392
Silicon Graphics International Corp.	-	30,287,050	-	-	27,768,856
Titan Machinery, Inc.	-	21,808,148	-	-	20,383,264
Towerstream Corp.	14,782,688	837,719	-	-	15,298,734
Total	$ 79,534,418	$ 122,538,305	$ 1,034,815	$ 314,417	$ 199,817,951
* Includes the value of securities received through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 599,201,322	$ 599,201,322	$ -	$ -
Consumer Staples	188,832,235	188,832,235	-	-
Energy	288,313,558	288,313,558	-	-
Financials	1,062,132,164	1,062,132,164	-	-
Health Care	684,921,430	684,921,430	-	-
Industrials	751,907,576	751,907,576	-	-
Information Technology	1,031,767,059	1,031,767,059	-	-
Materials	232,341,440	232,341,440	-	-
Telecommunication Services	15,298,734	15,298,734	-	-
Utilities	133,223,670	133,223,670	-	-
U.S. Government and Government Agency Obligations	2,624,928	-	2,624,928	-
Money Market Funds	514,570,877	514,570,877	-	-
Total Investments in Securities:	$ 5,505,134,993	$ 5,502,510,065	$ 2,624,928	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,222,983)	$ (1,222,983)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,222,983)
Total Value of Derivatives	$ -	$ (1,222,983)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $258,033,070) - See accompanying schedule: Unaffiliated issuers (cost $4,104,774,058)	$ 4,790,746,165
Fidelity Central Funds (cost $514,570,877)	514,570,877
Other affiliated issuers (cost $190,240,527)	199,817,951
Total Investments (cost $4,809,585,462)		$ 5,505,134,993
Cash		931
Foreign currency held at value (cost $125,578)		123,929
Receivable for investments sold		70,056,998
Receivable for fund shares sold		721,267
Dividends receivable		1,874,984
Distributions receivable from Fidelity Central Funds		351,720
Prepaid expenses		6,603
Other receivables		107,376
Total assets		5,578,378,801

Liabilities
Payable for investments purchased	$ 65,741,008
Payable for fund shares redeemed	18,550,996
Accrued management fee	2,806,493
Payable for daily variation margin for derivative instruments	42,482
Other affiliated payables	453,625
Other payables and accrued expenses	70,703
Collateral on securities loaned, at value	267,615,647
Total liabilities		355,280,954

Net Assets		$ 5,223,097,847
Net Assets consist of:
Paid in capital		$ 4,419,914,943
Undistributed net investment income		1,522,145
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		107,344,184
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		694,316,575
Net Assets		$ 5,223,097,847

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Series Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($2,609,537,499 ÷ 197,711,940 shares)	$ 13.20

Class F: Net Asset Value, offering price and redemption price per share ($2,613,560,348 ÷ 196,958,500 shares)	$ 13.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends (including $314,417 earned from other affiliated issuers)		$ 17,771,974
Interest		1,099
Income from Fidelity Central Funds		772,706
Total income		18,545,779

Expenses
Management fee Basic fee	$ 13,658,467
Performance adjustment	(1,375,340)
Transfer agent fees	1,772,827
Accounting and security lending fees	503,690
Custodian fees and expenses	78,107
Independent trustees' compensation	7,410
Audit	35,215
Legal	6,657
Miscellaneous	10,665
Total expenses before reductions	14,697,698
Expense reductions	(71,581)	14,626,117
Net investment income (loss)		3,919,662
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	245,971,348
Other affiliated issuers	341,092
Foreign currency transactions	(6,637)
Futures contracts	3,987,967
Total net realized gain (loss)		250,293,770
Change in net unrealized appreciation (depreciation) on: Investment securities	45,120,625
Assets and liabilities in foreign currencies	(1,737)
Futures contracts	(1,680,815)
Total change in net unrealized appreciation (depreciation)		43,438,073
Net gain (loss)		293,731,843
Net increase (decrease) in net assets resulting from operations		$ 297,651,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,919,662	$ 10,121,371
Net realized gain (loss)	250,293,770	250,130,786
Change in net unrealized appreciation (depreciation)	43,438,073	462,510,828
Net increase (decrease) in net assets resulting from operations	297,651,505	722,762,985
Distributions to shareholders from net investment income	(2,397,517)	(11,718,166)
Distributions to shareholders from net realized gain	(355,403,438)	(119,046,114)
Total distributions	(357,800,955)	(130,764,280)
Share transactions - net increase (decrease)	2,328,657,734	109,169,036
Total increase (decrease) in net assets	2,268,508,284	701,167,741

Net Assets
Beginning of period	2,954,589,563	2,253,421,822
End of period (including undistributed net investment income of $1,522,145 and $0, respectively)	$ 5,223,097,847	$ 2,954,589,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Small Cap Opportunities

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 10.93	$ 11.22	$ 8.76	$ 6.94	$ 7.97
Income from Investment Operations
Net investment income (loss) D	.01	.04	- K	- G, K	(.01)	.03
Net realized and unrealized gain (loss)	1.02	3.20	(.17)	2.50	1.83	(1.02)
Total from investment operations	1.03	3.24	(.17)	2.50	1.82	(.99)
Distributions from net investment income	- K	(.05)	- K	- H	-	(.04)
Distributions from net realized gain	(1.38)	(.57)	(.11)	(.04) H	-	-
Total distributions	(1.38)	(.62)	(.12) L	(.04)	-	(.04)
Redemption fees added to paid in capital J	-	-	-	-	-	-
Net asset value, end of period	$ 13.20	$ 13.55	$ 10.93	$ 11.22	$ 8.76	$ 6.94
Total Return B, C	8.26%	30.91%	(1.41)%	28.50%	26.22%	(12.34)%
Ratios to Average Net Assets E, I
Expenses before reductions	.84% A	.98%	1.12%	1.10%	1.02%	.93%
Expenses net of fee waivers, if any	.84% A	.98%	1.12%	1.10%	1.02%	.93%
Expenses net of all reductions	.84% A	.96%	1.11%	1.09%	1.01%	.93%
Net investment income (loss)	.12% A	.30%	.04%	(.04)% G	(.07)%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,609,537	$ 1,602,664	$ 1,329,447	$ 1,415,570	$ 1,363,646	$ 1,284,079
Portfolio turnover rate F	122% A	77%	66%	73%	104%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The redemption fee was eliminated during the year ended July 31, 2009. K Amount represents less than $.01 per share. L Total distributions of $.12 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.113 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 10.99	$ 11.27	$ 8.79	$ 6.94	$ 6.24
Income from Investment Operations
Net investment income (loss) D	.02	.06	.03	.02 G	.01	- K
Net realized and unrealized gain (loss)	1.03	3.21	(.18)	2.50	1.84	.70
Total from investment operations	1.05	3.27	(.15)	2.52	1.85	.70
Distributions from net investment income	(.01)	(.07)	(.01)	- I	-	-
Distributions from net realized gain	(1.39)	(.57)	(.11)	(.04) I	-	-
Total distributions	(1.40)	(.64)	(.13) L	(.04)	-	-
Net asset value, end of period	$ 13.27	$ 13.62	$ 10.99	$ 11.27	$ 8.79	$ 6.94
Total Return B, C	8.40%	31.09%	(1.23)%	28.74%	26.66%	11.22%
Ratios to Average Net Assets E, J
Expenses before reductions	.67% A	.79%	.91%	.89%	.78%	.68% A
Expenses net of fee waivers, if any	.67% A	.79%	.91%	.89%	.78%	.68% A
Expenses net of all reductions	.66% A	.77%	.91%	.88%	.77%	.68% A
Net investment income (loss)	.29% A	.49%	.24%	.17% G	.17%	.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,613,560	$ 1,351,926	$ 923,975	$ 478,821	$ 174,783	$ 197
Portfolio turnover rate F	122% A	77%	66%	73%	104%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. H For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.113 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager and, for shares of Series Small Cap Opportunities, FMR investment professionals. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Small Cap Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 858,009,483
Gross unrealized depreciation	(167,300,373)
Net unrealized appreciation (depreciation) on securities and other investments	$ 690,709,110

Tax cost	$ 4,814,425,883

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,987,967 and a change in net unrealized appreciation (depreciation) of ($1,680,815) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, including in-kind transactions, other than short-term securities, aggregated $4,124,519,550 and $2,304,160,366, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Small Cap Opportunities as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Small Cap Opportunities. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Small Cap Opportunities	$ 1,772,827.18

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $79,503 for the period.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments valued at $1,380,652,585 in exchange for 103,972,612 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,974 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,349,176. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $685,255, including $32,229 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $71,581 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Series Small Cap Opportunities	$ 562,708	$ 5,439,782
Class F	1,834,809	6,278,384
Total	$ 2,397,517	$ 11,718,166
From net realized gain
Series Small Cap Opportunities	$ 185,928,427	$ 68,495,319
Class F	169,475,011	50,550,795
Total	$ 355,403,438	$ 119,046,114

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Series Small Cap Opportunities
Shares sold	81,914,559A	18,962,910	$ 1,081,312,522A	$ 213,903,891
Reinvestment of distributions	14,725,510	6,656,221	186,491,135	73,935,101
Shares redeemed	(17,238,818)	(28,900,880)	(229,066,074)	(343,341,551)
Net increase (decrease)	79,401,251	(3,281,749)	$ 1,038,737,583	$ (55,502,559)
Class F
Shares sold	94,814,151A	21,246,567	$ 1,259,784,784A	$ 247,783,165
Reinvestment of distributions	13,452,037	5,100,288	171,309,820	56,829,179
Shares redeemed	(10,550,143)	(11,157,740)	(141,174,453)	(139,940,749)
Net increase (decrease)	97,716,045	15,189,115	$ 1,289,920,151	$ 164,671,595

A Amount includes in-kind exchanges (see Note 6: Exchanges In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMO-SANN-0314
1.839810.106

Fidelity®

Series Real Estate Income

Fund

Fidelity Series Real Estate Income Fund

Class F

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Real Estate Income Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Series Real Estate Income	.77%
Actual		$ 1,000.00	$ 1,024.90	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class F	.61%
Actual		$ 1,000.00	$ 1,025.90	$ 3.11
HypotheticalA		$ 1,000.00	$ 1,022.13	$ 3.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Financial, Inc.	1.5	1.3
Equity Lifestyle Properties, Inc.	1.5	1.3
Acadia Realty Trust (SBI)	1.4	1.3
Ventas, Inc.	1.2	1.4
Excel Trust, Inc. Series B, 8.125%	1.1	1.1
	6.7
Top 5 Bonds as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Wachovia Ltd./Wachovia LLC Series 2006-1A Class A1B, 0.5759% 9/25/26	1.4	1.3
Standard Pacific Corp. 8.375% 5/15/18	1.2	1.1
iStar Financial, Inc. 5.875% 3/15/16	1.1	1.1
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	1.0	0.0
Blackstone REL 10% 10/1/17	0.9	0.9
	5.6
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	15.2	14.3
REITs - Management/Investment	7.3	6.6
REITs - Shopping Centers	5.8	5.8
REITs - Health Care Facilities	4.4	5.2
REITs - Apartments	4.0	3.1
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Common Stocks 15.5%		Common Stocks 18.3%
	Preferred Stocks 20.0%		Preferred Stocks 16.9%
	Bonds 46.7%		Bonds 45.2%
	Convertible Securities 6.5%		Convertible Securities 4.2%
	Other Investments 6.9%		Other Investments 9.0%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 6.4%
* Foreign investments	4.5%	** Foreign investments	5.0%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.5%
	Shares	Value
FINANCIALS - 14.9%
Real Estate Investment Trusts - 14.7%
Acadia Realty Trust (SBI)	442,700	$ 11,266,715
American Residential Properties, Inc. (e)	65,000	1,202,500
American Tower Corp.	16,900	1,366,872
Anworth Mortgage Asset Corp.	271,800	1,274,742
Apartment Investment & Management Co. Class A	116,300	3,252,911
Arbor Realty Trust, Inc.	113,300	778,371
Associated Estates Realty Corp.	37,200	594,084
AvalonBay Communities, Inc.	23,500	2,902,250
BioMed Realty Trust, Inc.	71,400	1,393,014
Blackstone Mortgage Trust, Inc.	6,600	185,196
CBL & Associates Properties, Inc.	273,500	4,646,765
Cedar Shopping Centers, Inc.	64,200	405,102
Chambers Street Properties	90,800	702,792
Chartwell Retirement Residence (f)	14,700	140,566
CYS Investments, Inc.	179,100	1,418,472
Douglas Emmett, Inc.	80,900	2,057,287
DuPont Fabros Technology, Inc.	11,100	288,489
Dynex Capital, Inc.	228,300	1,840,098
EastGroup Properties, Inc.	20,900	1,240,206
Equity Lifestyle Properties, Inc.	301,700	11,859,827
Equity Residential (SBI)	32,900	1,822,002
Excel Trust, Inc.	206,300	2,353,883
Extra Space Storage, Inc.	22,900	1,045,614
First Potomac Realty Trust	120,400	1,572,424
Glimcher Realty Trust	104,700	896,232
Hatteras Financial Corp.	61,800	1,108,692
Highwoods Properties, Inc. (SBI)	23,100	857,934
Lexington Corporate Properties Trust	355,200	3,839,712
Liberty Property Trust (SBI)	12,800	465,920
LTC Properties, Inc.	57,600	2,185,920
MFA Financial, Inc.	1,636,300	11,928,617
Mid-America Apartment Communities, Inc.	70,300	4,537,162
Monmouth Real Estate Investment Corp. Class A	75,800	700,392
National Retail Properties, Inc. (e)	22,600	750,320
Newcastle Investment Corp.	262,200	1,426,368
NorthStar Realty Finance Corp.	46,200	674,058
Piedmont Office Realty Trust, Inc. Class A (e)	60,200	1,003,534
Prologis, Inc.	127,900	4,957,404
Redwood Trust, Inc. (e)	94,200	1,761,540
Retail Properties America, Inc.	55,600	733,364
Select Income (REIT)	42,500	1,173,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust (SBI)	99,900	$ 2,249,748
Simon Property Group, Inc.	16,400	2,539,376
Stag Industrial, Inc.	65,300	1,401,338
Summit Hotel Properties, Inc.	30,300	269,973
Terreno Realty Corp.	137,761	2,379,132
Two Harbors Investment Corp.	155,800	1,531,514
Ventas, Inc.	151,600	9,458,324
Washington REIT (SBI)	46,100	1,074,130
Weyerhaeuser Co.	61,200	1,828,656
WP Carey, Inc.	11,100	655,788
		117,998,330
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	74,800	1,796,696
TOTAL FINANCIALS		119,795,026
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	23,700	650,802
Emeritus Corp. (a)	186,600	4,114,530
		4,765,332
TOTAL COMMON STOCKS (Cost $109,026,896)		124,560,358
Preferred Stocks - 21.1%

Convertible Preferred Stocks - 1.1%
FINANCIALS - 1.1%
Real Estate Investment Trusts - 1.1%
CommonWealth REIT 6.50%	127,200	2,760,240
Excel Trust, Inc. 7.00% (f)	24,300	584,901
Health Care REIT, Inc. Series I, 6.50%	16,200	882,395
Lexington Corporate Properties Trust Series C, 6.50%	59,500	2,720,935
Weyerhaeuser Co. Series A, 6.375%	32,000	1,716,000
		8,664,471
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 20.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Red Lion Hotels Capital Trust 9.50%	108,357	$ 2,802,112
FINANCIALS - 19.6%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	680,374
Real Estate Investment Trusts - 19.4%
AG Mortgage Investment Trust, Inc. 8.00%	82,804	1,851,497
American Capital Agency Corp. 8.00%	120,000	3,061,200
American Homes 4 Rent:
Series A, 5.00%	210,000	5,140,800
Series B, 5.00%	80,000	1,964,000
American Realty Capital Properties, Inc. Series F, 6.70%	36,000	770,400
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,781,548
Series C, 7.625%	9,839	226,297
Series D, 7.50%	55,213	1,256,648
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,416,360
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,546,829
Apollo Residential Mortgage, Inc. Series A, 8.00%	49,077	1,118,465
Arbor Realty Trust, Inc.:
Series A, 8.25%	41,922	1,048,888
Series B, 7.75%	40,000	929,600
Armour Residential REIT, Inc. Series B, 7.875%	25,701	562,595
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,295,828
Series E, 9.00%	35,948	935,007
Brandywine Realty Trust Series E, 6.90%	16,000	390,080
Campus Crest Communities, Inc. Series A, 8.00%	71,569	1,789,225
Capstead Mortgage Corp. Series E, 7.50%	37,016	885,423
CBL & Associates Properties, Inc.:
Series D, 7.375%	67,200	1,617,504
Series E, 6.625%	25,000	560,250
Cedar Shopping Centers, Inc. Series B, 7.25%	109,018	2,508,504
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,597,008
Colony Financial, Inc. Series A, 8.50%	77,829	1,972,187
CommonWealth REIT:
7.50%	24,923	518,398
Series E, 7.25%	172,345	3,900,167
Coresite Realty Corp. Series A, 7.25%	30,000	695,400
Corporate Office Properties Trust Series L, 7.375%	120,000	2,930,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc. Series B, 7.50%	34,900	$ 869,708
CubeSmart Series A, 7.75%	40,000	1,030,000
CYS Investments, Inc.:
Series A, 7.75%	10,014	216,803
Series B, 7.50%	58,433	1,221,250
DDR Corp.:
Series J, 6.50%	30,181	677,563
Series K, 6.25%	25,489	549,033
Digital Realty Trust, Inc.:
Series E, 7.00%	14,589	338,902
Series F, 6.625%	20,000	439,600
Series G, 5.875%	28,270	534,586
Duke Realty LP Series L, 6.60%	4,300	102,770
DuPont Fabros Technology, Inc. Series B, 7.625%	73,798	1,771,152
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,334,627
Series B, 7.625%	47,335	1,042,317
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,227,838
Essex Property Trust, Inc. Series H, 7.125%	8,100	207,765
Excel Trust, Inc. Series B, 8.125%	360,000	9,237,600
First Potomac Realty Trust 7.75%	107,746	2,737,826
Five Oaks Investment Corp. Series A, 8.75%	40,000	992,000
General Growth Properties, Inc. Series A, 6.375%	16,485	352,449
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,729,964
Glimcher Realty Trust:
6.875%	3,183	69,867
Series G, 8.125%	40,977	1,030,162
Series H, 7.50%	53,575	1,276,692
Hatteras Financial Corp. Series A, 7.625%	36,972	826,324
Health Care REIT, Inc. Series J, 6.50%	20,000	473,000
Hersha Hospitality Trust Series B, 8.00%	18,928	474,146
Hospitality Properties Trust Series D, 7.125%	40,200	968,016
Hudson Pacific Properties, Inc. 8.375%	84,787	2,192,592
Inland Real Estate Corp. Series A, 8.125%	200,000	5,140,000
Invesco Mortgage Capital, Inc. Series A, 7.75%	30,151	705,835
Investors Real Estate Trust Series B, 7.95%	33,428	856,091
iStar Financial, Inc.:
Series E, 7.875%	24,583	585,075
Series F, 7.80%	128,864	3,020,572
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
Series G, 7.65%	84,000	$ 1,932,840
Kilroy Realty Corp.:
Series G, 6.875%	20,000	462,400
Series H, 6.375%	18,204	388,291
Kite Realty Group Trust 8.25%	4,100	104,181
LaSalle Hotel Properties:
Series G, 7.25%	26,100	639,450
Series H, 7.50%	37,192	945,421
Series I, 6.375%	16,639	357,739
LBA Realty Fund II Series B, 7.625%	118,900	2,272,179
MFA Financial, Inc.:
8.00%	108,747	2,831,772
Series B, 7.50%	188,749	4,114,728
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	753,000
National Retail Properties, Inc.:
5.70%	14,624	295,405
Series D, 6.625%	35,767	841,955
New York Mortgage Trust, Inc. Series B, 7.75%	70,013	1,457,671
NorthStar Realty Finance Corp.:
Series B, 8.25%	16,301	393,343
Series C, 8.875%	105,295	2,658,699
Series D, 8.50%	31,413	768,362
Pebblebrook Hotel Trust:
Series A, 7.875%	119,000	3,040,450
Series B, 8.00%	37,400	951,082
Series C, 6.50%	66,082	1,390,365
Pennsylvania (REIT) 7.375%	55,408	1,335,333
Prologis, Inc. Series Q, 8.54%	15,800	885,116
PS Business Parks, Inc. Series U, 5.75%	102,483	2,090,653
Regency Centers Corp. Series 6, 6.625%	17,739	418,818
Retail Properties America, Inc. 7.00%	60,502	1,360,085
Sabra Health Care REIT, Inc. Series A, 7.125%	70,000	1,732,500
Saul Centers, Inc.:
Series A, 8.00%	14,472	367,878
Series C, 6.875%	69,596	1,628,546
Stag Industrial, Inc. Series A, 9.00%	280,000	7,456,400
Strategic Hotel & Resorts, Inc. Series A, 8.50%	21,591	526,820
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,625,631
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	24,000	$ 574,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	32,939	833,357
Taubman Centers, Inc. Series K, 6.25%	19,561	426,234
Terreno Realty Corp. Series A, 7.75%	81,048	2,055,377
UMH Properties, Inc. Series A, 8.25%	96,000	2,445,120
Urstadt Biddle Properties, Inc. Series F, 7.125%	30,000	702,000
Weingarten Realty Investors (SBI) Series F, 6.50%	26,708	634,315
Winthrop Realty Trust:
7.75%	60,000	1,519,800
Series D, 9.25%	35,000	929,950
		156,650,699
Real Estate Management & Development - 0.1%
Kennedy-Wilson, Inc. 7.75%	35,054	883,361
TOTAL FINANCIALS		158,214,434
TOTAL NONCONVERTIBLE PREFERRED STOCKS		161,016,546
TOTAL PREFERRED STOCKS (Cost $170,602,664)		169,681,017
Corporate Bonds - 26.2%
	Principal Amount
Convertible Bonds - 5.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14	$ 1,365,000	1,337,700
FINANCIALS - 5.3%
Consumer Finance - 0.4%
Zais Financial Partners LP 8% 11/15/16 (f)	3,000,000	3,020,625
Diversified Financial Services - 0.6%
IAS Operating Partnership LP 5% 3/15/18 (f)	4,920,000	4,677,075
Real Estate Investment Trusts - 4.0%
Annaly Capital Management, Inc. 5% 5/15/15	6,690,000	6,827,981
Ares Commercial Real Estate Corp. 7% 12/15/15	2,300,000	2,351,750
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	7,750,000	8,394,800
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (f)	$ 3,000,000	$ 3,000,000
CapLease, Inc. 7.5% 10/1/27 (f)	4,458,000	4,458,000
Colony Financial, Inc. 3.875% 1/15/21	750,000	751,406
PennyMac Corp. 5.375% 5/1/20 (f)	1,500,000	1,454,063
RAIT Financial Trust 4% 10/1/33	2,000,000	1,962,500
Redwood Trust, Inc. 4.625% 4/15/18	3,000,000	3,078,900
		32,279,400
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. 3.625% 8/15/20 (f)	2,450,000	2,491,344
Grubb & Ellis Co. 7.95% 5/1/15 (d)(f)	1,540,000	3,080
		2,494,424
TOTAL FINANCIALS		42,471,524
TOTAL CONVERTIBLE BONDS		43,809,224
Nonconvertible Bonds - 20.8%
CONSUMER DISCRETIONARY - 6.9%
Hotels, Restaurants & Leisure - 1.1%
FelCor Lodging LP 6.75% 6/1/19	1,375,000	1,478,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	1,555,000	1,609,425
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (f)	2,250,000	2,334,375
Times Square Hotel Trust 8.528% 8/1/26 (f)	2,655,424	3,416,006
		8,837,931
Household Durables - 5.8%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)	1,800,000	1,782,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	530,000	532,650
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	395,000	413,763
D.R. Horton, Inc.:
5.75% 8/15/23	490,000	504,700
6.5% 4/15/16	811,000	890,073
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home:
8% 3/15/20	$ 2,395,000	$ 2,664,438
9.1% 9/15/17	1,930,000	2,265,338
Lennar Corp.:
4.125% 12/1/18	1,220,000	1,218,475
5.6% 5/31/15	1,216,000	1,279,232
6.95% 6/1/18	1,720,000	1,926,400
M.D.C. Holdings, Inc. 5.5% 1/15/24	1,055,000	1,064,249
M/I Homes, Inc. 8.625% 11/15/18	6,764,000	7,338,940
Meritage Homes Corp.:
7% 4/1/22	2,005,000	2,145,350
7.15% 4/15/20	1,940,000	2,119,450
Ryland Group, Inc.:
6.625% 5/1/20	445,000	475,038
8.4% 5/15/17	1,446,000	1,670,130
Standard Pacific Corp.:
8.375% 5/15/18	8,047,000	9,435,108
10.75% 9/15/16	3,284,000	3,981,850
Toll Brothers Finance Corp. 5.875% 2/15/22	450,000	470,250
William Lyon Homes, Inc.:
8.5% 11/15/20	3,900,000	4,212,000
8.5% 11/15/20 (f)	420,000	453,600
		46,843,034
TOTAL CONSUMER DISCRETIONARY		55,680,965
FINANCIALS - 12.2%
Diversified Financial Services - 0.7%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (f)	1,025,000	1,089,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22 (f)	820,000	812,825
6% 8/1/20 (f)	2,000,000	2,072,500
6% 8/1/20	1,500,000	1,546,875
		5,521,263
Real Estate Investment Trusts - 9.2%
American Tower Corp. 3.4% 2/15/19	2,000,000	2,068,088
Camden Property Trust 5% 6/15/15	1,135,000	1,196,665
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates LP 5.25% 12/1/23	$ 2,000,000	$ 2,062,306
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15	917,000	1,000,254
6.25% 6/15/14	949,000	967,068
CubeSmart LP 4.8% 7/15/22	1,000,000	1,049,786
DCT Industrial Operating Partnership LP 4.5% 10/15/23 (f)	2,000,000	1,997,146
Developers Diversified Realty Corp.:
7.5% 7/15/18	2,407,000	2,877,573
9.625% 3/15/16	2,254,000	2,629,417
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,075,000
Equity One, Inc.:
5.375% 10/15/15	405,000	433,827
6% 9/15/16	811,000	899,649
6.25% 1/15/17	811,000	906,117
Health Care Property Investors, Inc.:
6% 3/1/15	1,216,000	1,283,752
6.3% 9/15/16	3,850,000	4,348,791
7.072% 6/8/15	405,000	436,484
Health Care REIT, Inc. 4.125% 4/1/19	1,000,000	1,064,643
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	801,000	759,643
6.5% 1/17/17	506,000	568,590
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	369,853
5.85% 3/15/17	2,593,000	2,873,526
Hospitality Properties Trust:
5% 8/15/22	823,000	853,298
5.625% 3/15/17	1,248,000	1,358,935
6.7% 1/15/18	811,000	914,385
7.875% 8/15/14	405,000	405,808
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,256,188
iStar Financial, Inc.:
3.875% 7/1/16	525,000	538,125
5.85% 3/15/17	825,000	882,750
5.875% 3/15/16	8,610,000	9,212,700
6.05% 4/15/15	2,887,000	3,031,350
7.125% 2/15/18	1,010,000	1,128,675
9% 6/1/17	2,430,000	2,855,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust 4.25% 6/15/23 (f)	$ 2,500,000	$ 2,426,633
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	1,685,000	1,739,763
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,888,442
Nationwide Health Properties, Inc. 6% 5/20/15	1,540,000	1,643,890
Omega Healthcare Investors, Inc. 7.5% 2/15/20	811,000	873,853
Potlatch Corp. 7.5% 11/1/19	811,000	932,650
Prologis LP 7.625% 7/1/17	1,268,000	1,448,492
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	961,509
Senior Housing Properties Trust:
6.75% 4/15/20	576,000	653,193
6.75% 12/15/21	2,000,000	2,259,212
UDR, Inc. 5.5% 4/1/14	1,000,000	1,007,349
United Dominion Realty Trust, Inc.:
5.25% 1/15/15	405,000	420,975
5.25% 1/15/16	811,000	873,097
		74,434,700
Real Estate Management & Development - 2.3%
Brandywine Operating Partnership LP:
6% 4/1/16	811,000	884,637
7.5% 5/15/15	405,000	437,835
CBRE Group, Inc. 5% 3/15/23	1,225,000	1,171,406
First Industrial LP 5.75% 1/15/16	811,000	865,661
Host Hotels & Resorts LP 6% 10/1/21	485,000	540,205
Howard Hughes Corp. 6.875% 10/1/21 (f)	1,615,000	1,683,638
Kennedy-Wilson, Inc. 8.75% 4/1/19	3,000,000	3,262,500
Mid-America Apartments LP:
6.05% 9/1/16 (f)	1,216,000	1,345,268
6.25% 6/15/14 (f)	1,293,000	1,318,745
Realogy Corp. 7.875% 2/15/19 (f)	1,450,000	1,580,500
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,444,080
5.875% 6/15/17	486,000	543,051
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
3.125% 11/30/15	$ 552,000	$ 574,198
4% 4/30/19	597,000	635,222
		18,286,946
TOTAL FINANCIALS		98,242,909
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	295,000	302,375
7.75% 2/15/19	1,835,000	1,972,625
		2,275,000
Health Care Providers & Services - 0.9%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,500,000	3,412,500
5.5% 2/1/21	3,450,000	3,501,750
		6,914,250
TOTAL HEALTH CARE		9,189,250
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	785,000	824,250
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,749,339
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,486,875
TOTAL NONCONVERTIBLE BONDS		167,173,588
TOTAL CORPORATE BONDS (Cost $198,264,446)		210,982,812
Asset-Backed Securities - 5.1%
	Principal Amount	Value
Capital Trust RE CDO Ltd. Series 2005-3A Class A2, 5.16% 6/25/35 (f)	$ 158,389	$ 158,389
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4904% 1/20/37 (f)(g)	332,189	315,579
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (f)(g)	1,041,737	1,005,276
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,135,354
Series 2002-2 Class M2, 9.163% 3/1/33 (g)	2,026,000	1,738,615
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,507,490	1,464,703
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,514,321	1,704,446
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.418% 2/25/47 (f)(g)	3,093,730	3,036,496
Class A2, 0.448% 2/25/47 (f)(g)	4,000,000	3,766,000
N-Star Real Estate CDO Ltd. Series 1A Class B1, 1.9126% 8/28/38 (f)(g)	560,597	557,795
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	235,207	144,312
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7459% 9/25/26 (f)(g)	2,432,000	1,672,000
Series 2006-1A:
Class A1A, 0.5059% 9/25/26 (f)(g)	100,287	100,087
Class A1B, 0.5759% 9/25/26 (f)(g)	11,266,000	11,040,680
Class B, 0.6059% 9/25/26 (f)(g)	1,780,000	1,731,050
Class C, 0.7759% 9/25/26 (f)(g)	3,250,000	3,144,375
Class D, 0.8759% 9/25/26 (f)(g)	460,000	432,400
Class E, 0.9759% 9/25/26 (f)(g)	1,220,000	1,137,650
Class F, 1.3959% 9/25/26 (f)(g)	2,408,000	2,209,340
Class G, 1.5959% 9/25/26 (f)(g)	1,343,000	1,227,233
Class H, 1.8959% 9/25/26 (f)(g)	3,486,000	3,176,792
TOTAL ASSET-BACKED SECURITIES (Cost $37,695,666)		40,898,572
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.34% 6/15/22 (f)(g)	503,208	498,176
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3581% 12/25/46 (f)(g)	811,000	877,946
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
FREMF Mortgage Trust: - continued
Series 2010-K7 Class B, 5.4355% 4/25/20 (f)(g)	$ 2,605,000	$ 2,833,472
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)	186,647	197,272
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,876,462)		4,406,866
Commercial Mortgage Securities - 20.3%

Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)	2,000,000	1,858,493
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2895% 11/10/42 (g)	1,175,000	1,225,937
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.16% 3/15/22 (f)(g)	387,059	291,731
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.66% 8/15/17 (f)(g)	1,010,000	1,037,573
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.439% 3/11/39 (g)	2,432,000	2,535,567
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.91% 8/15/26 (f)(g)	1,500,000	1,501,422
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.018% 5/15/30 (f)(g)	2,250,000	2,260,231
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (f)	1,621,000	1,487,302
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1076% 9/10/46 (f)(g)	2,000,000	1,835,582
COMM Mortgage Trust:
Series 2013-CR10 Class D, 4.958% 8/10/46 (f)(g)	1,300,000	1,186,763
Series 2013-CR12 Class D, 5.086% 10/10/46 (f)(g)	1,900,000	1,734,409
Series 2013-CR9 Class D, 4.403% 7/10/45 (f)	1,897,000	1,635,948
Series 2013-LC6 Class D, 4.2901% 1/10/46 (f)(g)	1,912,000	1,703,697
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.29% 12/15/20 (f)(g)	394,922	390,374
Series 2005-LP5 Class F, 5.29% 5/10/43 (f)(g)	2,000,000	2,070,154
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)	1,859,999	1,798,989
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (g)	2,000,000	2,100,238
Series 2012-CR1:
Class C, 5.3677% 5/15/45 (g)	3,000,000	3,179,289
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Class D, 5.3677% 5/15/45 (f)(g)	$ 1,350,000	$ 1,326,702
Series 2012-CR2 Class D, 4.8579% 8/15/45 (f)(g)	500,000	494,059
Series 2012-LC4:
Class C, 5.6478% 12/10/44 (g)	780,000	842,934
Class D, 5.6478% 12/10/44 (f)(g)	2,830,000	2,786,497
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (f)	642,090	665,762
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5571% 11/10/46 (f)(g)	2,450,000	2,535,804
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31	580,687	580,159
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1722% 6/10/31 (f)(g)	74,267	74,248
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)	2,000,000	1,960,644
Series 2013-ESHM Class M, 7.625% 12/5/19 (f)	831,389	853,927
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (g)(h)	4,947,000	712,660
Series K012 Class X3, 2.2879% 1/25/41 (g)(h)	2,846,999	366,651
Series K013 Class X3, 2.7902% 1/25/43 (g)(h)	4,806,000	766,259
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)	360,334	361,054
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (g)	885,000	906,205
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (g)	696,905	766,018
Series 1999-C3 Class J, 6.974% 8/15/36 (f)	2,204,000	2,251,838
Series 2000-C1 Class K, 7% 3/15/33	23,246	23,705
Series 2003-C3 Class H, 6.3089% 4/10/40 (f)(g)	270,212	274,216
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.225% 12/10/43 (f)(g)	2,000,000	2,040,652
Series 2012-GC6 Class C, 5.638% 1/10/45 (f)(g)	2,400,000	2,597,081
Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (g)	3,500,000	3,778,535
Class D, 5.7227% 5/10/45 (f)(g)	2,500,000	2,502,273
Class E, 5% 5/10/45 (f)	980,000	796,423
Series 2013-GC16 Class D, 5.323% 11/10/46 (f)(g)	3,000,000	2,766,937
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 5.2216% 11/5/30 (f)(g)	4,250,000	4,305,594
Invitation Homes Trust floater Series 2013-SFR1:
Class E, 2.814% 12/17/30 (f)(g)	1,500,000	1,504,728
Commercial Mortgage Securities - continued
	Principal Amount	Value
Invitation Homes Trust floater Series 2013-SFR1: - continued
Class F, 3.814% 12/17/30 (f)(g)	$ 1,750,000	$ 1,758,530
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2013-JWRZ Class E, 3.9% 4/15/30 (f)(g)	1,280,000	1,275,910
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 6.0065% 1/12/37 (f)(g)	756,000	766,318
Series 2009-IWST Class D, 7.4453% 12/5/27 (f)(g)	2,779,000	3,138,286
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)	2,620,000	2,753,610
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(g)	1,216,000	1,333,883
Series 2011-C4 Class E, 5.3964% 7/15/46 (f)(g)	1,390,000	1,428,735
Series 2012-CBX Class C, 5.1867% 6/16/45 (g)	1,240,000	1,286,596
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1375% 9/15/18 (f)(g)	2,000,000	2,011,681
Series 2013-INN Class E, 4.41% 10/15/30 (f)(g)	2,000,000	2,002,131
Series 2014-FBLU Class E, 3.665% 12/15/28 (g)	2,000,000	2,002,542
Series 2005-LDP2 Class C, 4.911% 7/15/42 (g)	4,000,000	4,024,812
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)	144,308	145,835
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	4,760,000	4,958,392
Series 2005-C7 Class AJ, 5.323% 11/15/40 (g)	1,240,000	1,310,193
Series 2005-C1 Class E, 4.924% 2/15/40	1,000,000	1,015,108
Series 2006-C4 Class AJ, 5.878% 6/15/38 (g)	2,511,000	2,659,383
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.06% 6/15/22 (f)(g)	256,730	256,154
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3966% 6/25/43 (f)(g)	1,897,000	1,940,827
Class D, 5.3966% 6/25/43 (f)(g)	1,564,000	1,566,910
Mach One Trust LLC Series 2004-1A Class H, 6.2765% 5/28/40 (f)(g)	540,000	557,388
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (f)	2,178,165	2,047,475
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6636% 11/15/45 (f)(g)	2,000,000	1,938,744
Series 2013-C12 Class D, 4.935% 10/15/46 (f)	1,500,000	1,351,430
Series 2013-C13 Class D, 4.8964% 11/15/46 (f)(g)	2,500,000	2,244,578
Series 2013-C7 Class E, 4.3038% 2/15/46 (f)(g)	1,490,000	1,202,460
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	$ 3,769,000	$ 4,149,277
Series 2012-C4 Class E, 5.5254% 3/15/45 (f)(g)	2,250,000	2,256,518
Series 1997-RR Class F, 7.4283% 4/30/39 (f)(g)	188,738	188,738
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,800,094	1,406,203
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,528,470
Series 2011-C1 Class C, 5.2519% 9/15/47 (f)(g)	2,000,000	2,179,648
Series 2011-C2:
Class D, 5.3058% 6/15/44 (f)(g)	1,532,000	1,595,707
Class E, 5.3058% 6/15/44 (f)(g)	1,946,000	2,000,426
Class F, 5.3058% 6/15/44 (f)(g)	1,467,000	1,322,556
Class XB, 0.4596% 6/15/44 (f)(g)(h)	51,641,000	1,664,028
Series 2011-C3 Class C, 5.1765% 7/15/49 (f)(g)	2,000,000	2,119,242
Series 2012-C4 Class D, 5.5254% 3/15/45 (f)(g)	1,640,000	1,700,580
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	1,121,155	1,398,865
RBSCF Trust Series 2010-MB1 Class D, 4.686% 4/15/24 (f)(g)	2,687,000	2,776,071
SCG Trust Series 2013-SRP1 Class D, 3.5105% 11/15/26 (f)(g)	1,000,000	965,467
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)	2,026,000	2,070,084
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.735% 7/15/24 (f)(g)	1,459,000	1,313,100
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (f)(g)	1,460,000	1,331,374
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41	1,621,000	1,619,102
Series 2004-C12 Class D, 5.2885% 7/15/41 (g)	1,824,000	1,845,616
Series 2004-C14 Class B, 5.17% 8/15/41	2,708,000	2,754,139
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	2,100,000	2,248,052
Class D, 5.5481% 3/15/44 (f)(g)	1,000,000	1,029,096
Series 2011-C5:
Class C, 5.6361% 11/15/44 (f)(g)	1,250,000	1,372,371
Class F, 5.25% 11/15/44 (f)(g)	2,000,000	1,801,344
Series 2012-C7 Class D, 4.8477% 6/15/45 (f)(g)	620,000	617,339
WF-RBS Commercial Mortgage Trust Series 2012-C10 Class E, 4.4601% 12/15/45 (f)(g)	910,000	727,897
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $149,828,355)		163,634,485
Bank Loan Obligations - 6.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	$ 3,250,000	$ 3,282,500
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (g)	385,000	389,813
Cooper Hotel Group REL 12% 11/6/17	2,331,259	2,447,822
Extended Stay America, Inc. REL 9.625% 12/1/19	675,926	694,852
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (g)	100,000	102,250
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (g)	3,552,632	3,574,836
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (g)	1,242,125	1,251,441
Tranche B, term loan 11.375% 7/6/14 (g)	931,604	938,591
		12,682,105
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)	626,850	607,261
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (g)	1,346,400	1,361,547
TOTAL CONSUMER DISCRETIONARY		14,650,913
FINANCIALS - 3.2%
Diversified Financial Services - 1.3%
Blackstone REL 10% 10/1/17	7,463,516	7,612,787
BRE Select Hotels Corp. REL 5.917% 5/9/18 (g)	2,260,845	2,281,193
Pilot Travel Centers LLC Tranche B 2LN, term loan 4.25% 8/7/19 (g)	659,045	664,844
		10,558,824
Real Estate Investment Trusts - 1.1%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (g)	6,566,982	6,591,608
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/10/20 (g)	2,487,469	2,489,023
		9,080,631
Real Estate Management & Development - 0.8%
CBRE Group, Inc. Tranche B, term loan 2.9202% 3/28/21 (g)	883,325	884,429
Bank Loan Obligations - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (g)	$ 2,431,454	$ 2,431,454
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (g)	164,659	164,247
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (g)	2,560,650	2,573,453
		6,053,583
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (g)	213,388	214,988
TOTAL FINANCIALS		25,908,026
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (g)	285,783	288,641
Tranche E, term loan 3.4869% 1/25/17 (g)	107,222	107,759
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (g)	2,193,924	2,193,924
		2,590,324
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (g)	3,517,691	3,460,529
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co.:
Tranche A, term loan 2.1595% 1/31/19 (g)	821,688	815,526
Tranche B 2LN, term loan 3.25% 1/31/21 (g)	1,966,153	1,966,153
		2,781,679
UTILITIES - 0.8%
Electric Utilities - 0.5%
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (g)	1,032,407	1,036,279
Bank Loan Obligations - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (g)	$ 1,000,000	$ 987,500
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (g)	1,868,261	1,886,943
		3,910,722
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (g)	2,000,000	2,020,000
TOTAL UTILITIES		5,930,722
TOTAL BANK LOAN OBLIGATIONS (Cost $54,508,260)		55,322,193
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	36,957,481	36,957,481
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,015,425	3,015,425
TOTAL MONEY MARKET FUNDS (Cost $39,972,906)		39,972,906
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $763,775,655)		809,459,209
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,010,840)
NET ASSETS - 100%		$ 805,448,369
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $198,512,497 or 24.6% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,764
Fidelity Securities Lending Cash Central Fund	3,487
Total	$ 29,251
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,802,112	$ 2,802,112	$ -	$ -
Financials	286,673,931	283,490,635	3,183,296	-
Health Care	4,765,332	4,765,332	-	-
Corporate Bonds	210,982,812	-	210,979,732	3,080
Asset-Backed Securities	40,898,572	-	40,340,777	557,795
Collateralized Mortgage Obligations	4,406,866	-	4,406,866	-
Commercial Mortgage Securities	163,634,485	-	157,829,850	5,804,635
Bank Loan Obligations	55,322,193	-	39,993,257	15,328,936
Money Market Funds	39,972,906	39,972,906	-	-
Total Investments in Securities:	$ 809,459,209	$ 331,030,985	$ 456,733,778	$ 21,694,446
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 9,851,266
Net Realized Gain (Loss) on Investment Securities	486,549
Net Unrealized Gain (Loss) on Investment Securities	(562,220)
Cost of Purchases	-
Proceeds of Sales	(5,383,847)
Amortization/Accretion	381,469
Transfers into Level 3	1,592,293
Transfers out of Level 3	-
Ending Balance	$ 6,365,510
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ (403,821)
Investments in Securities: - continued
Bank Loan Obligations
Beginning Balance	$ 18,529,024
Net Realized Gain (Loss) on Investment Securities	31,463
Net Unrealized Gain (Loss) on Investment Securities	(83,434)
Cost of Purchases	128
Proceeds of Sales	(3,248,270)
Amortization/Accretion	(1,975)
Transfers into Level 3	102,000
Transfers out of Level 3	-
Ending Balance	$ 15,328,936
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2014	$ (79,840)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.2%
AAA,AA,A	9.0%
BBB	15.8%
BB	9.5%
B	12.7%
CCC,CC,C	1.3%
Not Rated	10.5%
Equities	36.6%
Short-Term Investments and Net Other Assets	4.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,944,217) - See accompanying schedule: Unaffiliated issuers (cost $723,802,749)	$ 769,486,303
Fidelity Central Funds (cost $39,972,906)	39,972,906
Total Investments (cost $763,775,655)		$ 809,459,209
Cash		1,740,081
Receivable for investments sold		264,348
Receivable for fund shares sold		78,787
Dividends receivable		386,431
Interest receivable		4,959,387
Distributions receivable from Fidelity Central Funds		3,766
Prepaid expenses		1,690
Other receivables		1,867
Total assets		816,895,566

Liabilities
Payable for investments purchased	$ 4,982,542
Payable for fund shares redeemed	2,948,053
Accrued management fee	368,013
Other affiliated payables	84,037
Other payables and accrued expenses	49,127
Collateral on securities loaned, at value	3,015,425
Total liabilities		11,447,197

Net Assets		$ 805,448,369
Net Assets consist of:
Paid in capital		$ 747,343,837
Undistributed net investment income		1,974,618
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,446,359
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,683,555
Net Assets		$ 805,448,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Series Real Estate Income: Net Asset Value, offering price and redemption price per share ($407,827,747 ÷ 36,937,020 shares)	$ 11.04

Class F: Net Asset Value, offering price and redemption price per share ($397,620,622 ÷ 36,008,399 shares)	$ 11.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 7,348,631
Interest		16,726,088
Income from Fidelity Central Funds		29,251
Total income		24,103,970

Expenses
Management fee	$ 2,217,591
Transfer agent fees	335,321
Accounting and security lending fees	176,832
Custodian fees and expenses	10,069
Independent trustees' compensation	1,723
Audit	44,857
Legal	1,787
Miscellaneous	2,431
Total expenses before reductions	2,790,611
Expense reductions	(3,854)	2,786,757
Net investment income (loss)		21,317,213
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,682,174
Foreign currency transactions	(92)
Total net realized gain (loss)		15,682,082
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,520,430)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(16,520,429)
Net gain (loss)		(838,347)
Net increase (decrease) in net assets resulting from operations		$ 20,478,866

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,317,213	$ 45,904,082
Net realized gain (loss)	15,682,082	16,876,013
Change in net unrealized appreciation (depreciation)	(16,520,429)	12,483,054
Net increase (decrease) in net assets resulting from operations	20,478,866	75,263,149
Distributions to shareholders from net investment income	(28,344,812)	(44,907,661)
Distributions to shareholders from net realized gain	(17,262,908)	(10,435,441)
Total distributions	(45,607,720)	(55,343,102)
Share transactions - net increase (decrease)	23,894,772	83,757,064
Total increase (decrease) in net assets	(1,234,082)	103,677,111

Net Assets
Beginning of period	806,682,451	703,005,340
End of period (including undistributed net investment income of $1,974,618 and undistributed net investment income of $9,002,217, respectively)	$ 805,448,369	$ 806,682,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Real Estate Income

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.29	.67	.47
Net realized and unrealized gain (loss)	(.03)	.46	.97
Total from investment operations	.26	1.13	1.44
Distributions from net investment income	(.39)	(.66)	(.33)
Distributions from net realized gain	(.24)	(.16)	(.01)
Total distributions	(.63)	(.82)	(.34)
Net asset value, end of period	$ 11.04	$ 11.41	$ 11.10
Total Return B, C	2.49%	10.50%	14.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.79%	.80% A
Expenses net of fee waivers, if any	.77% A	.79%	.80% A
Expenses net of all reductions	.77% A	.79%	.80% A
Net investment income (loss)	5.22% A	5.85%	5.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 407,828	$ 415,192	$ 416,151
Portfolio turnover rate F	46% A	25%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.30	.69	.48
Net realized and unrealized gain (loss)	(.03)	.45	.98
Total from investment operations	.27	1.14	1.46
Distributions from net investment income	(.40)	(.68)	(.34)
Distributions from net realized gain	(.24)	(.16)	(.01)
Total distributions	(.64)	(.84)	(.35)
Net asset value, end of period	$ 11.04	$ 11.41	$ 11.11
Total Return B, C	2.59%	10.60%	14.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.61%	.62% A
Expenses net of fee waivers, if any	.61% A	.61%	.62% A
Expenses net of all reductions	.61% A	.61%	.62% A
Net investment income (loss)	5.39% A	6.02%	5.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 397,621	$ 391,490	$ 286,854
Portfolio turnover rate F	46% A	25%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or brokers are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 54,867,694
Gross unrealized depreciation	(9,220,850)
Net unrealized appreciation (depreciation) on securities and other investments	$ 45,646,844

Tax cost	$ 763,812,365

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $181,925,282 and $172,413,059, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of Series Real Estate Income, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Real Estate Income	$ 335,321.16

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,974 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $349 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,487. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,617 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $237.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Series Real Estate Income	$ 14,207,657	$ 24,942,481
Class F	14,137,155	19,965,180
Total	$ 28,344,812	$ 44,907,661
From net realized gain
Series Real Estate Income	$ 8,798,960	$ 6,141,225
Class F	8,463,948	4,294,216
Total	$ 17,262,908	$ 10,435,441

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Series Real Estate Income
Shares sold	3,794,647	7,016,602	$ 41,963,326	$ 79,894,286
Reinvestment of distributions	2,128,807	2,775,858	23,006,617	31,083,706
Shares redeemed	(5,389,908)	(10,869,294)	(59,462,786)	(123,967,802)
Net increase (decrease)	533,546	(1,076,834)	$ 5,507,157	$ (12,989,810)
Class F
Shares sold	4,150,390	9,486,077	$ 45,944,348	$ 108,393,021
Reinvestment of distributions	2,091,345	2,161,262	22,601,103	24,259,396
Shares redeemed	(4,548,811)	(3,157,748)	(50,157,836)	(35,905,543)
Net increase (decrease)	1,692,924	8,489,591	$ 18,387,615	$ 96,746,874

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SRE-SANN-0314
1.924313.102

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
OTC	.83%
Actual		$ 1,000.00	$ 1,140.10	$ 4.48
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class K	.71%
Actual		$ 1,000.00	$ 1,140.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.9	9.4
Google, Inc. Class A	6.7	5.3
Facebook, Inc. Class A	5.2	5.0
Amazon.com, Inc.	4.3	3.8
Rackspace Hosting, Inc.	3.4	3.2
Microsoft Corp.	3.3	1.5
Intuitive Surgical, Inc.	2.8	0.9
Electronic Arts, Inc.	2.8	1.7
Gilead Sciences, Inc.	2.5	1.8
athenahealth, Inc.	2.4	2.1
	40.3
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	47.9	53.5
Health Care	22.0	20.1
Consumer Discretionary	15.9	14.1
Consumer Staples	6.5	5.7
Financials	2.4	2.9
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 99.3%		Stocks 99.2%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	6.1%	** Foreign investments	6.9%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 1.2%
Tesla Motors, Inc. (a)	566,599	$ 102,787
Volkswagen AG sponsored ADR	421,300	20,404
		123,191
Hotels, Restaurants & Leisure - 0.9%
Bloomin' Brands, Inc. (a)	737,956	16,951
Del Frisco's Restaurant Group, Inc. (a)	502,360	11,554
Dunkin' Brands Group, Inc.	37,400	1,740
Intrawest Resorts Holdings, Inc. (a)	808,500	9,621
Panera Bread Co. Class A (a)	183,800	31,075
The Cheesecake Factory, Inc.	518,500	23,094
		94,035
Household Durables - 0.3%
D.R. Horton, Inc.	396,300	9,305
iRobot Corp. (a)	480,600	16,984
Lennar Corp. Class A	234,300	9,409
		35,698
Internet & Catalog Retail - 6.2%
Amazon.com, Inc. (a)	1,276,396	457,830
Groupon, Inc. Class A (a)	19,021,911	198,969
		656,799
Media - 3.6%
AMC Networks, Inc. Class A (a)	522,300	33,657
Comcast Corp. Class A	4,553,600	247,944
Lions Gate Entertainment Corp. (d)	576,169	18,628
The Walt Disney Co.	1,011,600	73,452
		373,681
Specialty Retail - 2.5%
Bed Bath & Beyond, Inc. (a)	672,800	42,958
Best Buy Co., Inc.	67,500	1,589
Conn's, Inc. (a)	300	18
Five Below, Inc. (a)	6,100	224
Francesca's Holdings Corp. (a)	1,509	29
Lowe's Companies, Inc.	446,200	20,655
Monro Muffler Brake, Inc.	613	34
Restoration Hardware Holdings, Inc. (a)	419,800	23,819
Ross Stores, Inc.	595,200	40,420
Tractor Supply Co.	216,376	14,391
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,195,700	$ 102,483
Urban Outfitters, Inc. (a)	334,400	11,978
		258,598
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	9,300	1,040
lululemon athletica, Inc. (a)(d)	227,746	10,406
Michael Kors Holdings Ltd. (a)	99,000	7,913
NIKE, Inc. Class B	400	29
Ralph Lauren Corp.	471,400	73,958
		93,346
TOTAL CONSUMER DISCRETIONARY		1,635,348
CONSUMER STAPLES - 6.5%
Beverages - 1.1%
Monster Beverage Corp. (a)	1,785,700	121,249
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	1,710,250	192,164
Sprouts Farmers Market LLC	604,400	21,601
Whole Foods Market, Inc.	166,600	8,707
		222,472
Food Products - 3.3%
Danone SA sponsored ADR	1,844,700	24,498
Green Mountain Coffee Roasters, Inc. (d)	3,088,217	250,146
Mondelez International, Inc.	1,938,300	63,479
WhiteWave Foods Co. (a)	261,700	6,336
		344,459
TOTAL CONSUMER STAPLES		688,180
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Noble Energy, Inc.	16,900	1,053
Rosetta Resources, Inc. (a)	252,500	10,759
		11,812
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 2.4%
Capital Markets - 0.7%
Carlyle Group LP	499,800	$ 17,398
Northern Trust Corp.	893,400	53,801
		71,199
Commercial Banks - 0.7%
Huntington Bancshares, Inc.	4,400	40
PacWest Bancorp	1,000	40
Signature Bank (a)	214,600	26,194
Wells Fargo & Co.	1,161,500	52,662
		78,936
Consumer Finance - 0.6%
Capital One Financial Corp.	922,100	65,109
Diversified Financial Services - 0.4%
Citigroup, Inc.	21,000	996
CME Group, Inc.	207,200	15,490
JPMorgan Chase & Co.	393,300	21,773
		38,259
Thrifts & Mortgage Finance - 0.0%
BofI Holding, Inc. (a)	12,300	1,018
TOTAL FINANCIALS		254,521
HEALTH CARE - 22.0%
Biotechnology - 14.0%
Aegerion Pharmaceuticals, Inc. (a)	9,600	576
Alexion Pharmaceuticals, Inc. (a)	907,789	144,093
Alkermes PLC (a)	865,236	42,120
Alnylam Pharmaceuticals, Inc. (a)	275,200	23,023
Amgen, Inc.	1,731,600	205,974
ARIAD Pharmaceuticals, Inc. (a)(d)	3,688,700	27,259
BioCryst Pharmaceuticals, Inc. (a)	1,328,807	13,554
Biogen Idec, Inc. (a)	296,200	92,604
BioMarin Pharmaceutical, Inc. (a)	1,000,156	68,891
Celldex Therapeutics, Inc. (a)	648,869	16,728
Clovis Oncology, Inc. (a)	432,455	28,123
Exelixis, Inc. (a)(d)	148,800	1,024
Genomic Health, Inc. (a)	329,100	9,912
Gilead Sciences, Inc. (a)	3,286,900	265,088
Halozyme Therapeutics, Inc. (a)(d)	642,500	10,062
ImmunoGen, Inc. (a)(d)	70,009	1,049
Infinity Pharmaceuticals, Inc. (a)	425,600	5,469
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Intercept Pharmaceuticals, Inc. (a)	22,300	$ 6,710
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	2,958,742	41,038
Isis Pharmaceuticals, Inc. (a)	54,249	2,770
KYTHERA Biopharmaceuticals, Inc. (a)	343,475	15,800
Medivation, Inc. (a)	2,276,504	181,210
NPS Pharmaceuticals, Inc. (a)	772,600	27,644
Pharmacyclics, Inc. (a)	333,147	44,332
Portola Pharmaceuticals, Inc.	46,600	1,243
PTC Therapeutics, Inc. (a)(d)	700,000	18,249
Seattle Genetics, Inc. (a)(d)	1,401,386	62,866
Synageva BioPharma Corp. (a)	282,083	25,551
Targacept, Inc. (a)	4,749	21
Theravance, Inc. (a)(d)	2,171,379	79,950
XOMA Corp. (a)	246,513	1,915
		1,464,848
Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (a)(d)	2,427,800	25,856
Endologix, Inc. (a)	1,400	22
Intuitive Surgical, Inc. (a)	732,250	298,450
Quidel Corp. (a)	844,574	24,966
		349,294
Health Care Providers & Services - 0.9%
Accretive Health, Inc. (a)(d)(e)	9,842,302	90,648
Intra-Cellular Therapies, Inc.	207,700	4,029
		94,677
Health Care Technology - 2.4%
Allscripts Healthcare Solutions, Inc. (a)	142,800	2,365
athenahealth, Inc. (a)(d)	1,702,822	250,996
Veeva Systems, Inc. Class A	8,900	283
		253,644
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	453,600	68,947
QIAGEN NV (a)	196,900	4,355
		73,302
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.7%
GW Pharmaceuticals PLC ADR (a)	435,227	$ 24,412
Questcor Pharmaceuticals, Inc. (d)	728,592	48,823
		73,235
TOTAL HEALTH CARE		2,309,000
INDUSTRIALS - 2.1%
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	163,600	9,577
Airlines - 0.5%
American Airlines Group, Inc. (a)	34,100	1,144
United Continental Holdings, Inc. (a)	1,077,600	49,397
		50,541
Electrical Equipment - 0.9%
SolarCity Corp. (a)(d)	1,249,094	92,545
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	937,100	59,843
Road & Rail - 0.0%
J.B. Hunt Transport Services, Inc.	84,280	6,325
TOTAL INDUSTRIALS		218,831
INFORMATION TECHNOLOGY - 47.9%
Communications Equipment - 2.7%
Aruba Networks, Inc. (a)	3,762,584	74,161
Cisco Systems, Inc.	46,900	1,028
QUALCOMM, Inc.	15,409	1,144
Radware Ltd. (a)	753,444	12,748
Riverbed Technology, Inc. (a)(e)	10,082,818	198,833
		287,914
Computers & Peripherals - 7.5%
Apple, Inc.	1,446,600	724,166
Cray, Inc. (a)	1,200,965	35,416
Electronics for Imaging, Inc. (a)	24,100	1,021
EMC Corp.	1,000	24
Nimble Storage, Inc.	13,200	571
Silicon Graphics International Corp. (a)	1,774	23
Stratasys Ltd. (a)	212,900	25,667
		786,888
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
Control4 Corp. (d)	1,600	$ 37
Neonode, Inc. (a)(d)	231,600	1,318
Trimble Navigation Ltd. (a)	511,100	16,524
		17,879
Internet Software & Services - 19.1%
Angie's List, Inc. (a)(d)(e)	5,552,115	99,605
Benefitfocus, Inc.	500	33
Care.com, Inc.	20,700	594
ChannelAdvisor Corp. (a)	136,706	5,929
Constant Contact, Inc. (a)	1,247,036	33,682
Criteo SA sponsored ADR (d)	399,713	14,066
Demandware, Inc. (a)	157,300	10,017
Dropbox, Inc. (a)(f)	331,524	6,333
E2open, Inc. (a)(d)	1,352,491	32,392
Facebook, Inc. Class A (a)	8,790,419	550,017
Google, Inc. Class A (a)	594,877	702,532
Marin Software, Inc. (d)(e)	2,127,426	20,998
Marketo, Inc.	177,128	7,252
Rackspace Hosting, Inc. (a)(d)(e)	9,689,146	352,782
Responsys, Inc. (a)	7,500	203
Rocket Fuel, Inc. (d)	539,904	31,584
Textura Corp.	600	19
Trulia, Inc. (a)(d)	828,425	28,606
Twitter, Inc. (d)	32,650	2,106
Wix.com Ltd. (a)(d)	68,727	1,970
Yahoo!, Inc. (a)	2,822,100	101,652
		2,002,372
IT Services - 0.3%
ServiceSource International, Inc. (a)	3,481,836	27,785
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	656,494	21,947
Applied Micro Circuits Corp. (a)	457,650	4,622
Broadcom Corp. Class A	582,200	17,326
Cavium, Inc. (a)	24,900	926
Cree, Inc. (a)	1,408,400	85,096
Imagination Technologies Group PLC (a)(d)	4,619,364	13,099
Inphi Corp. (a)	1,595	18
Lam Research Corp. (a)	400	20
Maxim Integrated Products, Inc.	1,500	45
Mellanox Technologies Ltd. (a)(d)(e)	3,379,331	125,948
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVE Corp. (a)(e)	265,557	$ 15,285
NVIDIA Corp.	12,328,161	193,552
Semtech Corp. (a)	45,100	1,029
		478,913
Software - 13.6%
Activision Blizzard, Inc.	11,151,490	191,025
Adobe Systems, Inc. (a)	1,469,000	86,950
Autodesk, Inc. (a)	102,300	5,243
Check Point Software Technologies Ltd. (a)	400	26
CommVault Systems, Inc. (a)	347,700	24,016
Electronic Arts, Inc. (a)	11,135,907	293,988
FireEye, Inc.	590	43
FleetMatics Group PLC (a)	432,600	17,308
Gameloft Se (a)(e)	7,764,787	70,898
Gigamon, Inc. (a)	143,300	4,365
Guidewire Software, Inc. (a)	282,680	13,345
Interactive Intelligence Group, Inc. (a)	222,187	16,873
Microsoft Corp.	9,026,239	341,643
QLIK Technologies, Inc. (a)	6,800	184
salesforce.com, Inc. (a)	1,337,120	80,936
ServiceNow, Inc. (a)	195,076	12,374
SolarWinds, Inc. (a)	700	28
Synchronoss Technologies, Inc. (a)(e)	4,038,907	107,677
Tableau Software, Inc.	400	32
Ubisoft Entertainment SA (a)(e)	10,112,456	141,433
Xero Ltd. (f)	661,157	19,963
		1,428,350
TOTAL INFORMATION TECHNOLOGY		5,030,101
MATERIALS - 1.9%
Chemicals - 1.4%
Intrepid Potash, Inc. (a)(d)	661,100	9,718
Monsanto Co.	800,000	85,240
Potash Corp. of Saskatchewan, Inc.	203,600	6,384
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	900	22
The Mosaic Co.	973,500	43,477
		144,841
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American PLC ADR	4,430,000	$ 51,964
Randgold Resources Ltd. sponsored ADR	333	23
		51,987
TOTAL MATERIALS		196,828
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	1,231,247	39,523
Verizon Communications, Inc.	21,200	1,018
		40,541
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)(d)(e)	14,398,253	43,339
TOTAL TELECOMMUNICATION SERVICES		83,880
TOTAL COMMON STOCKS (Cost $7,997,702)		10,428,501
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.1%
Roku, Inc. 8.00% (f)	16,562,507	15,000
Internet & Catalog Retail - 0.1%
One Kings Lane, Inc. Series E (f)	648,635	10,000
Media - 0.1%
Turn, Inc. Series E (f)	1,199,041	10,000
TOTAL CONSUMER DISCRETIONARY		35,000
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(f)	184,982	1,282
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,282)		36,282
Money Market Funds - 5.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	14,692,983	$ 14,693
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	508,306,756	508,307
TOTAL MONEY MARKET FUNDS (Cost $523,000)		523,000
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations) # (Cost $6,717)	$ 6,717	6,717
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $8,563,701)		10,994,500
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(490,895)
NET ASSETS - 100%		$ 10,503,605
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,578,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 3,000
One Kings Lane, Inc. Series E	1/29/14	$ 10,000
Pure Storage, Inc. Series E	8/22/13	$ 1,282
Roku, Inc. 8.00%	5/7/13	$ 15,000
Turn, Inc. Series E	12/30/13	$ 10,000
Xero Ltd.	10/14/13	$ 10,054
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,717,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 3,505
Barclays Capital, Inc.	1,864
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,348
$ 6,717
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	2,668
Total	$ 2,680
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 98,226	$ -	$ -	$ -	$ 90,648
Angie's List, Inc.	89,531	34,870	3,643	-	99,605
Constant Contact, Inc.	55,980	-	44,219	-	-
E2open, Inc.	37,709	13,160	24,600	-	-
Gameloft Se	62,909	-	-	-	70,898
Marin Software, Inc.	26,341	1,818	3,376	-	20,998
Mellanox Technologies Ltd.	43,318	98,901	3,943	-	125,948
NII Holdings, Inc.	122,927	-	12,443	-	43,339
NVE Corp.	13,166	-	-	-	15,285
Questcor Pharmaceuticals, Inc.	227,969	63,691	237,165	435	-
Rackspace Hosting, Inc.	284,725	184,655	59,998	-	352,782
Radware Ltd.	49,088	-	40,456	-	-
Riverbed Technology, Inc.	135,456	107,731	106,665	-	198,833
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ServiceSource International, Inc.	$ 46,693	$ -	$ 10,752	$ -	$ -
Synchronoss Technologies, Inc.	127,202	50,728	44,740	-	107,677
Ubisoft Entertainment SA	145,537	7,099	-	-	141,433
Ubisoft Entertainment SA warrants	1,651	1,669	-	-	-
Total	$ 1,568,428	$ 564,322	$ 592,000	$ 435	$ 1,267,446
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,670,348	$ 1,635,348	$ -	$ 35,000
Consumer Staples	688,180	688,180	-	-
Energy	11,812	11,812	-	-
Financials	254,521	254,521	-	-
Health Care	2,309,000	2,309,000	-	-
Industrials	218,831	218,831	-	-
Information Technology	5,031,383	5,003,805	19,963	7,615
Materials	196,828	196,828	-	-
Telecommunication Services	83,880	83,880	-	-
Money Market Funds	523,000	523,000	-	-
Cash Equivalents	6,717	-	6,717	-
Total Investments in Securities:	$ 10,994,500	$ 10,925,205	$ 26,680	$ 42,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $490,804 and repurchase agreements of $6,717) - See accompanying schedule: Unaffiliated issuers (cost $6,590,952)	$ 9,204,054
Fidelity Central Funds (cost $523,000)	523,000
Other affiliated issuers (cost $1,449,749)	1,267,446
Total Investments (cost $8,563,701)		$ 10,994,500
Receivable for investments sold		179,182
Receivable for fund shares sold		18,896
Dividends receivable		1,169
Distributions receivable from Fidelity Central Funds		788
Prepaid expenses		18
Other receivables		338
Total assets		11,194,891

Liabilities
Payable to custodian bank	$ 2,771
Payable for investments purchased	165,148
Payable for fund shares redeemed	8,359
Accrued management fee	5,245
Other affiliated payables	1,216
Other payables and accrued expenses	240
Collateral on securities loaned, at value	508,307
Total liabilities		691,286

Net Assets		$ 10,503,605
Net Assets consist of:
Paid in capital		$ 7,822,073
Accumulated net investment loss		(6,973)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		257,731
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,430,774
Net Assets		$ 10,503,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($7,806,220 ÷ 99,424 shares)	$ 78.51

Class K: Net Asset Value, offering price and redemption price per share ($2,697,385 ÷ 34,069 shares)	$ 79.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends (including $435 earned from other affiliated issuers)		$ 28,986
Income from Fidelity Central Funds (including $2,668 from security lending)		2,680
Total income		31,666

Expenses
Management fee Basic fee	$ 29,125
Performance adjustment	2,048
Transfer agent fees	6,644
Accounting and security lending fees	683
Custodian fees and expenses	144
Independent trustees' compensation	20
Appreciation in deferred trustee compensation account	1
Registration fees	130
Audit	39
Legal	28
Interest	6
Miscellaneous	30
Total expenses before reductions	38,898
Expense reductions	(409)	38,489
Net investment income (loss)		(6,823)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	683,330
Other affiliated issuers	78,882
Foreign currency transactions	14
Total net realized gain (loss)		762,226
Change in net unrealized appreciation (depreciation) on: Investment securities	514,341
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		514,345
Net gain (loss)		1,276,571
Net increase (decrease) in net assets resulting from operations		$ 1,269,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,823)	$ 43,443
Net realized gain (loss)	762,226	1,100,950
Change in net unrealized appreciation (depreciation)	514,345	1,322,673
Net increase (decrease) in net assets resulting from operations	1,269,748	2,467,066
Distributions to shareholders from net investment income	(7,143)	(33,821)
Distributions to shareholders from net realized gain	(1,239,587)	-
Total distributions	(1,246,730)	(33,821)
Share transactions - net increase (decrease)	1,527,458	(622,836)
Total increase (decrease) in net assets	1,550,476	1,810,409

Net Assets
Beginning of period	8,953,129	7,142,720
End of period (including accumulated net investment loss of $6,973 and undistributed net investment income of $6,993, respectively)	$ 10,503,605	$ 8,953,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 78.98	$ 57.53	$ 59.28	$ 45.00	$ 38.73	$ 44.66
Income from Investment Operations
Net investment income (loss) D	(.07)	.36 G	(.08) H	(.27)	(.23)	(.12)
Net realized and unrealized gain (loss)	10.07	21.37	(1.67)	14.55	6.50	(5.81)
Total from investment operations	10.00	21.73	(1.75)	14.28	6.27	(5.93)
Distributions from net investment income	(.05)	(.28)	-	-	-	-
Distributions from net realized gain	(10.42)	-	-	-	-	-
Total distributions	(10.47)	(.28)	-	-	-	-
Net asset value, end of period	$ 78.51	$ 78.98	$ 57.53	$ 59.28	$ 45.00	$ 38.73
Total Return B, C	14.01%	37.93%	(2.95)%	31.73%	16.19%	(13.28)%
Ratios to Average Net Assets E, I
Expenses before reductions	.84% A	.76%	.91%	.94%	1.06%	1.13%
Expenses net of fee waivers, if any	.83% A	.76%	.91%	.94%	1.06%	1.13%
Expenses net of all reductions	.83% A	.74%	.90%	.92%	1.04%	1.13%
Net investment income (loss)	(.17)% A	.55% G	(.14)% H	(.49)%	(.51)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$ 7,806	$ 6,693	$ 5,499	$ 6,374	$ 5,080	$ 4,677
Portfolio turnover rate F	102% A	116%	149%	158%	163%	151%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 79.60	$ 57.94	$ 59.61	$ 45.19	$ 38.83	$ 44.68
Income from Investment Operations
Net investment income (loss) D	(.02)	.45 H	- I, K	(.19)	(.16)	(.05)
Net realized and unrealized gain (loss)	10.14	21.53	(1.67)	14.61	6.52	(5.80)
Total from investment operations	10.12	21.98	(1.67)	14.42	6.36	(5.85)
Distributions from net investment income	(.10)	(.32)	-	-	-	-
Distributions from net realized gain	(10.46)	-	-	-	-	-
Total distributions	(10.55) L	(.32)	-	-	-	-
Net asset value, end of period	$ 79.17	$ 79.60	$ 57.94	$ 59.61	$ 45.19	$ 38.83
Total Return B, C	14.08%	38.11%	(2.80)%	31.91%	16.38%	(13.09)%
Ratios to Average Net Assets E, J
Expenses before reductions	.71% A	.62%	.77%	.80%	.90%	.92%
Expenses net of fee waivers, if any	.71% A	.62%	.77%	.80%	.90%	.92%
Expenses net of all reductions	.71% A	.60%	.76%	.78%	.88%	.92%
Net investment income (loss)	(.05)% A	.69% H	-% G, I	(.35)%	(.35)%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,697	$ 2,260	$ 1,644	$ 1,363	$ 936	$ 489
Portfolio turnover rate F	102% A	116%	149%	158%	163%	151%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $10.55 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $10.456 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,860,516
Gross unrealized depreciation	(442,981)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,417,535

Tax cost	$ 8,576,965

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,237,607 and $4,948,450, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index®, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 6,069.17
Class K	575.05
	$ 6,644

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $151 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,275.32%		$ 6

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $12,388. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $227 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $356 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $53.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
OTC	$ 4,344	$ 24,686
Class K	2,799	9,135
Total	$ 7,143	$ 33,821
From net realized gain
OTC	$ 926,740	$ -
Class K	312,847	-
Total	$ 1,239,587	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
OTC
Shares sold	14,777	13,349	$ 1,144,359	$ 888,988
Reinvestment of distributions	12,308	400	905,081	23,934
Shares redeemed	(12,404)	(24,580)	(948,582)	(1,536,509)
Net increase (decrease)	14,681	(10,831)	$ 1,100,858	$ (623,587)
Class K
Shares sold	5,759	8,116	$ 448,779	$ 517,177
Reinvestment of distributions	4,258	152	315,646	9,135
Shares redeemed	(4,342)	(8,251)	(337,825)	(525,561)
Net increase (decrease)	5,675	17	$ 426,600	$ 751

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OTC-USAN-0314
1.789288.111

Fidelity®

OTC

Portfolio -
Class K

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
OTC	.83%
Actual		$ 1,000.00	$ 1,140.10	$ 4.48
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class K	.71%
Actual		$ 1,000.00	$ 1,140.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.9	9.4
Google, Inc. Class A	6.7	5.3
Facebook, Inc. Class A	5.2	5.0
Amazon.com, Inc.	4.3	3.8
Rackspace Hosting, Inc.	3.4	3.2
Microsoft Corp.	3.3	1.5
Intuitive Surgical, Inc.	2.8	0.9
Electronic Arts, Inc.	2.8	1.7
Gilead Sciences, Inc.	2.5	1.8
athenahealth, Inc.	2.4	2.1
	40.3
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	47.9	53.5
Health Care	22.0	20.1
Consumer Discretionary	15.9	14.1
Consumer Staples	6.5	5.7
Financials	2.4	2.9
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 99.3%		Stocks 99.2%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	6.1%	** Foreign investments	6.9%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 1.2%
Tesla Motors, Inc. (a)	566,599	$ 102,787
Volkswagen AG sponsored ADR	421,300	20,404
		123,191
Hotels, Restaurants & Leisure - 0.9%
Bloomin' Brands, Inc. (a)	737,956	16,951
Del Frisco's Restaurant Group, Inc. (a)	502,360	11,554
Dunkin' Brands Group, Inc.	37,400	1,740
Intrawest Resorts Holdings, Inc. (a)	808,500	9,621
Panera Bread Co. Class A (a)	183,800	31,075
The Cheesecake Factory, Inc.	518,500	23,094
		94,035
Household Durables - 0.3%
D.R. Horton, Inc.	396,300	9,305
iRobot Corp. (a)	480,600	16,984
Lennar Corp. Class A	234,300	9,409
		35,698
Internet & Catalog Retail - 6.2%
Amazon.com, Inc. (a)	1,276,396	457,830
Groupon, Inc. Class A (a)	19,021,911	198,969
		656,799
Media - 3.6%
AMC Networks, Inc. Class A (a)	522,300	33,657
Comcast Corp. Class A	4,553,600	247,944
Lions Gate Entertainment Corp. (d)	576,169	18,628
The Walt Disney Co.	1,011,600	73,452
		373,681
Specialty Retail - 2.5%
Bed Bath & Beyond, Inc. (a)	672,800	42,958
Best Buy Co., Inc.	67,500	1,589
Conn's, Inc. (a)	300	18
Five Below, Inc. (a)	6,100	224
Francesca's Holdings Corp. (a)	1,509	29
Lowe's Companies, Inc.	446,200	20,655
Monro Muffler Brake, Inc.	613	34
Restoration Hardware Holdings, Inc. (a)	419,800	23,819
Ross Stores, Inc.	595,200	40,420
Tractor Supply Co.	216,376	14,391
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,195,700	$ 102,483
Urban Outfitters, Inc. (a)	334,400	11,978
		258,598
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	9,300	1,040
lululemon athletica, Inc. (a)(d)	227,746	10,406
Michael Kors Holdings Ltd. (a)	99,000	7,913
NIKE, Inc. Class B	400	29
Ralph Lauren Corp.	471,400	73,958
		93,346
TOTAL CONSUMER DISCRETIONARY		1,635,348
CONSUMER STAPLES - 6.5%
Beverages - 1.1%
Monster Beverage Corp. (a)	1,785,700	121,249
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	1,710,250	192,164
Sprouts Farmers Market LLC	604,400	21,601
Whole Foods Market, Inc.	166,600	8,707
		222,472
Food Products - 3.3%
Danone SA sponsored ADR	1,844,700	24,498
Green Mountain Coffee Roasters, Inc. (d)	3,088,217	250,146
Mondelez International, Inc.	1,938,300	63,479
WhiteWave Foods Co. (a)	261,700	6,336
		344,459
TOTAL CONSUMER STAPLES		688,180
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Noble Energy, Inc.	16,900	1,053
Rosetta Resources, Inc. (a)	252,500	10,759
		11,812
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 2.4%
Capital Markets - 0.7%
Carlyle Group LP	499,800	$ 17,398
Northern Trust Corp.	893,400	53,801
		71,199
Commercial Banks - 0.7%
Huntington Bancshares, Inc.	4,400	40
PacWest Bancorp	1,000	40
Signature Bank (a)	214,600	26,194
Wells Fargo & Co.	1,161,500	52,662
		78,936
Consumer Finance - 0.6%
Capital One Financial Corp.	922,100	65,109
Diversified Financial Services - 0.4%
Citigroup, Inc.	21,000	996
CME Group, Inc.	207,200	15,490
JPMorgan Chase & Co.	393,300	21,773
		38,259
Thrifts & Mortgage Finance - 0.0%
BofI Holding, Inc. (a)	12,300	1,018
TOTAL FINANCIALS		254,521
HEALTH CARE - 22.0%
Biotechnology - 14.0%
Aegerion Pharmaceuticals, Inc. (a)	9,600	576
Alexion Pharmaceuticals, Inc. (a)	907,789	144,093
Alkermes PLC (a)	865,236	42,120
Alnylam Pharmaceuticals, Inc. (a)	275,200	23,023
Amgen, Inc.	1,731,600	205,974
ARIAD Pharmaceuticals, Inc. (a)(d)	3,688,700	27,259
BioCryst Pharmaceuticals, Inc. (a)	1,328,807	13,554
Biogen Idec, Inc. (a)	296,200	92,604
BioMarin Pharmaceutical, Inc. (a)	1,000,156	68,891
Celldex Therapeutics, Inc. (a)	648,869	16,728
Clovis Oncology, Inc. (a)	432,455	28,123
Exelixis, Inc. (a)(d)	148,800	1,024
Genomic Health, Inc. (a)	329,100	9,912
Gilead Sciences, Inc. (a)	3,286,900	265,088
Halozyme Therapeutics, Inc. (a)(d)	642,500	10,062
ImmunoGen, Inc. (a)(d)	70,009	1,049
Infinity Pharmaceuticals, Inc. (a)	425,600	5,469
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Intercept Pharmaceuticals, Inc. (a)	22,300	$ 6,710
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	2,958,742	41,038
Isis Pharmaceuticals, Inc. (a)	54,249	2,770
KYTHERA Biopharmaceuticals, Inc. (a)	343,475	15,800
Medivation, Inc. (a)	2,276,504	181,210
NPS Pharmaceuticals, Inc. (a)	772,600	27,644
Pharmacyclics, Inc. (a)	333,147	44,332
Portola Pharmaceuticals, Inc.	46,600	1,243
PTC Therapeutics, Inc. (a)(d)	700,000	18,249
Seattle Genetics, Inc. (a)(d)	1,401,386	62,866
Synageva BioPharma Corp. (a)	282,083	25,551
Targacept, Inc. (a)	4,749	21
Theravance, Inc. (a)(d)	2,171,379	79,950
XOMA Corp. (a)	246,513	1,915
		1,464,848
Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (a)(d)	2,427,800	25,856
Endologix, Inc. (a)	1,400	22
Intuitive Surgical, Inc. (a)	732,250	298,450
Quidel Corp. (a)	844,574	24,966
		349,294
Health Care Providers & Services - 0.9%
Accretive Health, Inc. (a)(d)(e)	9,842,302	90,648
Intra-Cellular Therapies, Inc.	207,700	4,029
		94,677
Health Care Technology - 2.4%
Allscripts Healthcare Solutions, Inc. (a)	142,800	2,365
athenahealth, Inc. (a)(d)	1,702,822	250,996
Veeva Systems, Inc. Class A	8,900	283
		253,644
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	453,600	68,947
QIAGEN NV (a)	196,900	4,355
		73,302
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.7%
GW Pharmaceuticals PLC ADR (a)	435,227	$ 24,412
Questcor Pharmaceuticals, Inc. (d)	728,592	48,823
		73,235
TOTAL HEALTH CARE		2,309,000
INDUSTRIALS - 2.1%
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	163,600	9,577
Airlines - 0.5%
American Airlines Group, Inc. (a)	34,100	1,144
United Continental Holdings, Inc. (a)	1,077,600	49,397
		50,541
Electrical Equipment - 0.9%
SolarCity Corp. (a)(d)	1,249,094	92,545
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	937,100	59,843
Road & Rail - 0.0%
J.B. Hunt Transport Services, Inc.	84,280	6,325
TOTAL INDUSTRIALS		218,831
INFORMATION TECHNOLOGY - 47.9%
Communications Equipment - 2.7%
Aruba Networks, Inc. (a)	3,762,584	74,161
Cisco Systems, Inc.	46,900	1,028
QUALCOMM, Inc.	15,409	1,144
Radware Ltd. (a)	753,444	12,748
Riverbed Technology, Inc. (a)(e)	10,082,818	198,833
		287,914
Computers & Peripherals - 7.5%
Apple, Inc.	1,446,600	724,166
Cray, Inc. (a)	1,200,965	35,416
Electronics for Imaging, Inc. (a)	24,100	1,021
EMC Corp.	1,000	24
Nimble Storage, Inc.	13,200	571
Silicon Graphics International Corp. (a)	1,774	23
Stratasys Ltd. (a)	212,900	25,667
		786,888
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
Control4 Corp. (d)	1,600	$ 37
Neonode, Inc. (a)(d)	231,600	1,318
Trimble Navigation Ltd. (a)	511,100	16,524
		17,879
Internet Software & Services - 19.1%
Angie's List, Inc. (a)(d)(e)	5,552,115	99,605
Benefitfocus, Inc.	500	33
Care.com, Inc.	20,700	594
ChannelAdvisor Corp. (a)	136,706	5,929
Constant Contact, Inc. (a)	1,247,036	33,682
Criteo SA sponsored ADR (d)	399,713	14,066
Demandware, Inc. (a)	157,300	10,017
Dropbox, Inc. (a)(f)	331,524	6,333
E2open, Inc. (a)(d)	1,352,491	32,392
Facebook, Inc. Class A (a)	8,790,419	550,017
Google, Inc. Class A (a)	594,877	702,532
Marin Software, Inc. (d)(e)	2,127,426	20,998
Marketo, Inc.	177,128	7,252
Rackspace Hosting, Inc. (a)(d)(e)	9,689,146	352,782
Responsys, Inc. (a)	7,500	203
Rocket Fuel, Inc. (d)	539,904	31,584
Textura Corp.	600	19
Trulia, Inc. (a)(d)	828,425	28,606
Twitter, Inc. (d)	32,650	2,106
Wix.com Ltd. (a)(d)	68,727	1,970
Yahoo!, Inc. (a)	2,822,100	101,652
		2,002,372
IT Services - 0.3%
ServiceSource International, Inc. (a)	3,481,836	27,785
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	656,494	21,947
Applied Micro Circuits Corp. (a)	457,650	4,622
Broadcom Corp. Class A	582,200	17,326
Cavium, Inc. (a)	24,900	926
Cree, Inc. (a)	1,408,400	85,096
Imagination Technologies Group PLC (a)(d)	4,619,364	13,099
Inphi Corp. (a)	1,595	18
Lam Research Corp. (a)	400	20
Maxim Integrated Products, Inc.	1,500	45
Mellanox Technologies Ltd. (a)(d)(e)	3,379,331	125,948
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVE Corp. (a)(e)	265,557	$ 15,285
NVIDIA Corp.	12,328,161	193,552
Semtech Corp. (a)	45,100	1,029
		478,913
Software - 13.6%
Activision Blizzard, Inc.	11,151,490	191,025
Adobe Systems, Inc. (a)	1,469,000	86,950
Autodesk, Inc. (a)	102,300	5,243
Check Point Software Technologies Ltd. (a)	400	26
CommVault Systems, Inc. (a)	347,700	24,016
Electronic Arts, Inc. (a)	11,135,907	293,988
FireEye, Inc.	590	43
FleetMatics Group PLC (a)	432,600	17,308
Gameloft Se (a)(e)	7,764,787	70,898
Gigamon, Inc. (a)	143,300	4,365
Guidewire Software, Inc. (a)	282,680	13,345
Interactive Intelligence Group, Inc. (a)	222,187	16,873
Microsoft Corp.	9,026,239	341,643
QLIK Technologies, Inc. (a)	6,800	184
salesforce.com, Inc. (a)	1,337,120	80,936
ServiceNow, Inc. (a)	195,076	12,374
SolarWinds, Inc. (a)	700	28
Synchronoss Technologies, Inc. (a)(e)	4,038,907	107,677
Tableau Software, Inc.	400	32
Ubisoft Entertainment SA (a)(e)	10,112,456	141,433
Xero Ltd. (f)	661,157	19,963
		1,428,350
TOTAL INFORMATION TECHNOLOGY		5,030,101
MATERIALS - 1.9%
Chemicals - 1.4%
Intrepid Potash, Inc. (a)(d)	661,100	9,718
Monsanto Co.	800,000	85,240
Potash Corp. of Saskatchewan, Inc.	203,600	6,384
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	900	22
The Mosaic Co.	973,500	43,477
		144,841
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American PLC ADR	4,430,000	$ 51,964
Randgold Resources Ltd. sponsored ADR	333	23
		51,987
TOTAL MATERIALS		196,828
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	1,231,247	39,523
Verizon Communications, Inc.	21,200	1,018
		40,541
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)(d)(e)	14,398,253	43,339
TOTAL TELECOMMUNICATION SERVICES		83,880
TOTAL COMMON STOCKS (Cost $7,997,702)		10,428,501
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.1%
Roku, Inc. 8.00% (f)	16,562,507	15,000
Internet & Catalog Retail - 0.1%
One Kings Lane, Inc. Series E (f)	648,635	10,000
Media - 0.1%
Turn, Inc. Series E (f)	1,199,041	10,000
TOTAL CONSUMER DISCRETIONARY		35,000
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(f)	184,982	1,282
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,282)		36,282
Money Market Funds - 5.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	14,692,983	$ 14,693
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	508,306,756	508,307
TOTAL MONEY MARKET FUNDS (Cost $523,000)		523,000
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations) # (Cost $6,717)	$ 6,717	6,717
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $8,563,701)		10,994,500
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(490,895)
NET ASSETS - 100%		$ 10,503,605
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,578,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 3,000
One Kings Lane, Inc. Series E	1/29/14	$ 10,000
Pure Storage, Inc. Series E	8/22/13	$ 1,282
Roku, Inc. 8.00%	5/7/13	$ 15,000
Turn, Inc. Series E	12/30/13	$ 10,000
Xero Ltd.	10/14/13	$ 10,054
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,717,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 3,505
Barclays Capital, Inc.	1,864
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,348
$ 6,717
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	2,668
Total	$ 2,680
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 98,226	$ -	$ -	$ -	$ 90,648
Angie's List, Inc.	89,531	34,870	3,643	-	99,605
Constant Contact, Inc.	55,980	-	44,219	-	-
E2open, Inc.	37,709	13,160	24,600	-	-
Gameloft Se	62,909	-	-	-	70,898
Marin Software, Inc.	26,341	1,818	3,376	-	20,998
Mellanox Technologies Ltd.	43,318	98,901	3,943	-	125,948
NII Holdings, Inc.	122,927	-	12,443	-	43,339
NVE Corp.	13,166	-	-	-	15,285
Questcor Pharmaceuticals, Inc.	227,969	63,691	237,165	435	-
Rackspace Hosting, Inc.	284,725	184,655	59,998	-	352,782
Radware Ltd.	49,088	-	40,456	-	-
Riverbed Technology, Inc.	135,456	107,731	106,665	-	198,833
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ServiceSource International, Inc.	$ 46,693	$ -	$ 10,752	$ -	$ -
Synchronoss Technologies, Inc.	127,202	50,728	44,740	-	107,677
Ubisoft Entertainment SA	145,537	7,099	-	-	141,433
Ubisoft Entertainment SA warrants	1,651	1,669	-	-	-
Total	$ 1,568,428	$ 564,322	$ 592,000	$ 435	$ 1,267,446
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,670,348	$ 1,635,348	$ -	$ 35,000
Consumer Staples	688,180	688,180	-	-
Energy	11,812	11,812	-	-
Financials	254,521	254,521	-	-
Health Care	2,309,000	2,309,000	-	-
Industrials	218,831	218,831	-	-
Information Technology	5,031,383	5,003,805	19,963	7,615
Materials	196,828	196,828	-	-
Telecommunication Services	83,880	83,880	-	-
Money Market Funds	523,000	523,000	-	-
Cash Equivalents	6,717	-	6,717	-
Total Investments in Securities:	$ 10,994,500	$ 10,925,205	$ 26,680	$ 42,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $490,804 and repurchase agreements of $6,717) - See accompanying schedule: Unaffiliated issuers (cost $6,590,952)	$ 9,204,054
Fidelity Central Funds (cost $523,000)	523,000
Other affiliated issuers (cost $1,449,749)	1,267,446
Total Investments (cost $8,563,701)		$ 10,994,500
Receivable for investments sold		179,182
Receivable for fund shares sold		18,896
Dividends receivable		1,169
Distributions receivable from Fidelity Central Funds		788
Prepaid expenses		18
Other receivables		338
Total assets		11,194,891

Liabilities
Payable to custodian bank	$ 2,771
Payable for investments purchased	165,148
Payable for fund shares redeemed	8,359
Accrued management fee	5,245
Other affiliated payables	1,216
Other payables and accrued expenses	240
Collateral on securities loaned, at value	508,307
Total liabilities		691,286

Net Assets		$ 10,503,605
Net Assets consist of:
Paid in capital		$ 7,822,073
Accumulated net investment loss		(6,973)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		257,731
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,430,774
Net Assets		$ 10,503,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($7,806,220 ÷ 99,424 shares)	$ 78.51

Class K: Net Asset Value, offering price and redemption price per share ($2,697,385 ÷ 34,069 shares)	$ 79.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends (including $435 earned from other affiliated issuers)		$ 28,986
Income from Fidelity Central Funds (including $2,668 from security lending)		2,680
Total income		31,666

Expenses
Management fee Basic fee	$ 29,125
Performance adjustment	2,048
Transfer agent fees	6,644
Accounting and security lending fees	683
Custodian fees and expenses	144
Independent trustees' compensation	20
Appreciation in deferred trustee compensation account	1
Registration fees	130
Audit	39
Legal	28
Interest	6
Miscellaneous	30
Total expenses before reductions	38,898
Expense reductions	(409)	38,489
Net investment income (loss)		(6,823)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	683,330
Other affiliated issuers	78,882
Foreign currency transactions	14
Total net realized gain (loss)		762,226
Change in net unrealized appreciation (depreciation) on: Investment securities	514,341
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		514,345
Net gain (loss)		1,276,571
Net increase (decrease) in net assets resulting from operations		$ 1,269,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,823)	$ 43,443
Net realized gain (loss)	762,226	1,100,950
Change in net unrealized appreciation (depreciation)	514,345	1,322,673
Net increase (decrease) in net assets resulting from operations	1,269,748	2,467,066
Distributions to shareholders from net investment income	(7,143)	(33,821)
Distributions to shareholders from net realized gain	(1,239,587)	-
Total distributions	(1,246,730)	(33,821)
Share transactions - net increase (decrease)	1,527,458	(622,836)
Total increase (decrease) in net assets	1,550,476	1,810,409

Net Assets
Beginning of period	8,953,129	7,142,720
End of period (including accumulated net investment loss of $6,973 and undistributed net investment income of $6,993, respectively)	$ 10,503,605	$ 8,953,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 78.98	$ 57.53	$ 59.28	$ 45.00	$ 38.73	$ 44.66
Income from Investment Operations
Net investment income (loss) D	(.07)	.36 G	(.08) H	(.27)	(.23)	(.12)
Net realized and unrealized gain (loss)	10.07	21.37	(1.67)	14.55	6.50	(5.81)
Total from investment operations	10.00	21.73	(1.75)	14.28	6.27	(5.93)
Distributions from net investment income	(.05)	(.28)	-	-	-	-
Distributions from net realized gain	(10.42)	-	-	-	-	-
Total distributions	(10.47)	(.28)	-	-	-	-
Net asset value, end of period	$ 78.51	$ 78.98	$ 57.53	$ 59.28	$ 45.00	$ 38.73
Total Return B, C	14.01%	37.93%	(2.95)%	31.73%	16.19%	(13.28)%
Ratios to Average Net Assets E, I
Expenses before reductions	.84% A	.76%	.91%	.94%	1.06%	1.13%
Expenses net of fee waivers, if any	.83% A	.76%	.91%	.94%	1.06%	1.13%
Expenses net of all reductions	.83% A	.74%	.90%	.92%	1.04%	1.13%
Net investment income (loss)	(.17)% A	.55% G	(.14)% H	(.49)%	(.51)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$ 7,806	$ 6,693	$ 5,499	$ 6,374	$ 5,080	$ 4,677
Portfolio turnover rate F	102% A	116%	149%	158%	163%	151%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 79.60	$ 57.94	$ 59.61	$ 45.19	$ 38.83	$ 44.68
Income from Investment Operations
Net investment income (loss) D	(.02)	.45 H	- I, K	(.19)	(.16)	(.05)
Net realized and unrealized gain (loss)	10.14	21.53	(1.67)	14.61	6.52	(5.80)
Total from investment operations	10.12	21.98	(1.67)	14.42	6.36	(5.85)
Distributions from net investment income	(.10)	(.32)	-	-	-	-
Distributions from net realized gain	(10.46)	-	-	-	-	-
Total distributions	(10.55) L	(.32)	-	-	-	-
Net asset value, end of period	$ 79.17	$ 79.60	$ 57.94	$ 59.61	$ 45.19	$ 38.83
Total Return B, C	14.08%	38.11%	(2.80)%	31.91%	16.38%	(13.09)%
Ratios to Average Net Assets E, J
Expenses before reductions	.71% A	.62%	.77%	.80%	.90%	.92%
Expenses net of fee waivers, if any	.71% A	.62%	.77%	.80%	.90%	.92%
Expenses net of all reductions	.71% A	.60%	.76%	.78%	.88%	.92%
Net investment income (loss)	(.05)% A	.69% H	-% G, I	(.35)%	(.35)%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,697	$ 2,260	$ 1,644	$ 1,363	$ 936	$ 489
Portfolio turnover rate F	102% A	116%	149%	158%	163%	151%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $10.55 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $10.456 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,860,516
Gross unrealized depreciation	(442,981)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,417,535

Tax cost	$ 8,576,965

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,237,607 and $4,948,450, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index®, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 6,069.17
Class K	575.05
	$ 6,644

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $151 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,275.32%		$ 6

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $12,388. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $227 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $356 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $53.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
OTC	$ 4,344	$ 24,686
Class K	2,799	9,135
Total	$ 7,143	$ 33,821
From net realized gain
OTC	$ 926,740	$ -
Class K	312,847	-
Total	$ 1,239,587	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
OTC
Shares sold	14,777	13,349	$ 1,144,359	$ 888,988
Reinvestment of distributions	12,308	400	905,081	23,934
Shares redeemed	(12,404)	(24,580)	(948,582)	(1,536,509)
Net increase (decrease)	14,681	(10,831)	$ 1,100,858	$ (623,587)
Class K
Shares sold	5,759	8,116	$ 448,779	$ 517,177
Reinvestment of distributions	4,258	152	315,646	9,135
Shares redeemed	(4,342)	(8,251)	(337,825)	(525,561)
Net increase (decrease)	5,675	17	$ 426,600	$ 751

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OTC-K-USAN-0314
1.863312.105

Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Blue Chip Growth	.80%
Actual		$ 1,000.00	$ 1,132.30	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class K	.68%
Actual		$ 1,000.00	$ 1,133.00	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	6.0	5.1
Apple, Inc.	3.7	4.1
Gilead Sciences, Inc.	3.1	2.8
Facebook, Inc. Class A	2.8	1.4
Amazon.com, Inc.	2.3	1.8
QUALCOMM, Inc.	1.8	1.6
Visa, Inc. Class A	1.6	1.4
Comcast Corp. Class A	1.5	1.4
Home Depot, Inc.	1.5	1.9
Biogen Idec, Inc.	1.5	1.2
	25.8
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.1	28.5
Consumer Discretionary	21.2	23.0
Health Care	16.4	14.7
Industrials	10.5	10.7
Consumer Staples	10.3	13.2
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks 99.8%		Stocks 99.7%
	ConvertibleSecurities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	9.8%	** Foreign investments	8.4%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 0.5%
Johnson Controls, Inc.	602,500	$ 27,787
Magna International, Inc. Class A (sub. vtg.)	199,525	16,947
Tenneco, Inc. (a)	141,895	8,065
The Goodyear Tire & Rubber Co.	376,500	8,908
TRW Automotive Holdings Corp. (a)	190,340	14,114
		75,821
Automobiles - 0.9%
General Motors Co.	879,417	31,729
Tesla Motors, Inc. (a)(d)	625,918	113,548
		145,277
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,429,600	43,460
Kroton Educacional SA	1,180,000	18,033
		61,493
Hotels, Restaurants & Leisure - 4.8%
500 Com Ltd. sponsored ADR Class A	371,136	15,565
Alsea S.A.B. de CV	1,974,300	5,890
Buffalo Wild Wings, Inc. (a)	172,038	24,405
China Lodging Group Ltd. ADR (a)	270,800	7,352
Chipotle Mexican Grill, Inc. (a)	166,217	91,745
Dunkin' Brands Group, Inc.	512,300	23,837
Fiesta Restaurant Group, Inc. (a)	289,200	12,427
Home Inns & Hotels Management, Inc. sponsored ADR (a)	242,394	8,312
Las Vegas Sands Corp.	2,080,394	159,192
Melco Crown Entertainment Ltd. sponsored ADR (a)	183,700	7,530
MGM Mirage, Inc. (a)	701,800	17,096
Panera Bread Co. Class A (a)	236,956	40,062
Starbucks Corp.	2,439,790	173,518
Whitbread PLC	310,250	19,131
Wyndham Worldwide Corp.	325,627	23,100
Wynn Resorts Ltd.	107,761	23,429
Yum! Brands, Inc.	1,195,549	80,281
		732,872
Household Durables - 0.0%
Harman International Industries, Inc.	52,017	5,380
Internet & Catalog Retail - 4.1%
Amazon.com, Inc. (a)	977,444	350,599
Ctrip.com International Ltd. sponsored ADR (a)	189,300	7,479
Expedia, Inc.	90,263	5,865
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Groupon, Inc. Class A (a)	782,963	$ 8,190
HomeAway, Inc. (a)	309,376	12,641
Netflix, Inc. (a)	111,223	45,527
priceline.com, Inc. (a)	155,100	177,572
Qunar Cayman Islands Ltd. sponsored ADR (d)	238,086	6,197
Vipshop Holdings Ltd. ADR (a)	104,800	11,013
		625,083
Leisure Equipment & Products - 0.1%
NJOY, Inc. (a)(g)	1,178,168	9,520
Media - 2.8%
AMC Networks, Inc. Class A (a)	324,633	20,919
CBS Corp. Class B	937,500	55,050
Comcast Corp. Class A	4,352,336	236,985
DISH Network Corp. Class A (a)	249,000	14,039
Fuji Media Holdings, Inc.	132,500	2,477
Lions Gate Entertainment Corp.	155,257	5,019
The Walt Disney Co.	561,500	40,771
Time Warner, Inc.	413,900	26,005
Twenty-First Century Fox, Inc. Class A	1,114,310	35,457
		436,722
Multiline Retail - 1.1%
Dollar General Corp. (a)	336,987	18,979
Macy's, Inc.	1,109,185	59,009
Target Corp.	1,529,890	86,653
		164,641
Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	768,413	10,397
AutoZone, Inc. (a)	13,100	6,485
Best Buy Co., Inc.	2,787,287	65,613
Five Below, Inc. (a)	160,243	5,873
Home Depot, Inc.	2,976,700	228,759
L Brands, Inc.	664,782	34,808
Lowe's Companies, Inc.	1,754,500	81,216
Murphy U.S.A., Inc.	815,870	31,607
Restoration Hardware Holdings, Inc. (a)	479,543	27,209
Ross Stores, Inc.	1,180,163	80,145
Tiffany & Co., Inc.	233,754	19,446
TJX Companies, Inc.	1,660,052	95,221
		686,779
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.0%
Arezzo Industria e Comercio SA	616,500	$ 6,642
Fifth & Pacific Companies, Inc. (a)	1,276,804	36,644
lululemon athletica, Inc. (a)	360,981	16,493
Michael Kors Holdings Ltd. (a)	755,472	60,385
NIKE, Inc. Class B	1,118,475	81,481
Pandora A/S	188,900	10,814
Prada SpA	1,152,700	8,455
PVH Corp.	453,797	54,850
Under Armour, Inc. Class A (sub. vtg.) (a)	317,973	34,376
		310,140
TOTAL CONSUMER DISCRETIONARY		3,253,728
CONSUMER STAPLES - 10.3%
Beverages - 2.6%
Anheuser-Busch InBev SA NV ADR	570,891	54,743
Monster Beverage Corp. (a)	1,192,835	80,993
PepsiCo, Inc.	1,419,900	114,103
The Coca-Cola Co.	4,067,352	153,827
		403,666
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	933,300	104,866
CVS Caremark Corp.	2,020,300	136,815
Kroger Co.	792,400	28,606
Sprouts Farmers Market LLC	191,077	6,829
Whole Foods Market, Inc.	903,760	47,230
		324,346
Food Products - 2.4%
Annie's, Inc. (a)	197,500	7,924
Associated British Foods PLC	392,700	17,527
Bunge Ltd.	550,567	41,711
Green Mountain Coffee Roasters, Inc. (d)	2,521,864	204,271
Mead Johnson Nutrition Co. Class A	718,994	55,283
Mondelez International, Inc.	1,476,700	48,362
		375,078
Household Products - 1.0%
Procter & Gamble Co.	1,837,674	140,803
Svenska Cellulosa AB (SCA) (B Shares)	537,600	15,304
		156,107
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.7%
Herbalife Ltd.	910,458	$ 58,606
Nu Skin Enterprises, Inc. Class A	540,888	46,057
		104,663
Tobacco - 1.5%
Altria Group, Inc.	486,290	17,127
Lorillard, Inc.	1,697,093	83,531
Philip Morris International, Inc.	1,614,349	126,145
		226,803
TOTAL CONSUMER STAPLES		1,590,663
ENERGY - 3.2%
Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc. (a)	87,600	4,152
Ensco PLC Class A	27,200	1,370
Halliburton Co.	1,542,311	75,589
National Oilwell Varco, Inc.	358,765	26,911
		108,022
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	835,800	67,441
Cabot Oil & Gas Corp.	759,704	30,373
Canadian Natural Resources Ltd.	532,100	17,448
Cimarex Energy Co.	340,907	33,402
Continental Resources, Inc. (a)	300,500	33,115
EOG Resources, Inc.	298,112	49,260
Hess Corp.	293,178	22,132
Marathon Petroleum Corp.	166,200	14,468
Phillips 66 Co.	259,717	18,983
Pioneer Natural Resources Co.	430,700	72,926
Valero Energy Corp.	410,200	20,961
Whiting Petroleum Corp. (a)	77,600	4,530
		385,039
TOTAL ENERGY		493,061
FINANCIALS - 4.6%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	158,653	16,760
BlackRock, Inc. Class A	179,900	54,055
Invesco Ltd.	620,572	20,634
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,658,351	$ 48,938
Virtus Investment Partners, Inc. (a)	1,473	268
WisdomTree Investments, Inc. (a)	328,700	4,641
		145,296
Commercial Banks - 0.1%
Standard Chartered PLC (United Kingdom)	645,417	13,156
Consumer Finance - 0.6%
American Express Co.	869,344	73,912
Capital One Financial Corp.	119,500	8,438
Santander Consumer U.S.A. Holdings, Inc.	412,800	10,580
		92,930
Diversified Financial Services - 2.4%
Bank of America Corp.	5,413,887	90,683
Berkshire Hathaway, Inc. Class B (a)	176,000	19,642
Citigroup, Inc.	2,814,240	133,479
Investment AB Kinnevik (B Shares)	79,100	3,105
JPMorgan Chase & Co.	2,064,177	114,273
		361,182
Insurance - 0.1%
Marsh & McLennan Companies, Inc.	93,150	4,258
MetLife, Inc.	338,800	16,618
		20,876
Real Estate Investment Trusts - 0.1%
American Tower Corp.	250,270	20,242
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA	33,100	4,327
Altisource Residential Corp. Class B	50,400	1,512
Howard Hughes Corp. (a)	53,100	6,625
Parsvnath Developers Ltd. (a)(e)	21,771,340	8,257
Realogy Holdings Corp. (a)	552,267	25,167
		45,888
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	448,663	5,782
TOTAL FINANCIALS		705,352
HEALTH CARE - 16.4%
Biotechnology - 9.6%
Agios Pharmaceuticals, Inc. (d)	161,640	4,275
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	531,700	$ 84,397
Alkermes PLC (a)	673,600	32,791
Alnylam Pharmaceuticals, Inc. (a)	576,563	48,235
Amgen, Inc.	1,827,102	217,334
Biogen Idec, Inc. (a)	728,200	227,664
BioMarin Pharmaceutical, Inc. (a)	263,804	18,171
Bluebird Bio, Inc. (d)	94,800	2,102
Celgene Corp. (a)	389,368	59,157
Clovis Oncology, Inc. (a)	129,300	8,408
CSL Ltd.	43,869	2,700
Dicerna Pharmaceuticals, Inc.	125,600	5,165
Exelixis, Inc. (a)	2,619,600	18,023
Gilead Sciences, Inc. (a)	5,973,460	481,760
Grifols SA	218,800	11,345
Grifols SA:
ADR	193,945	7,682
Class B	10,920	432
Intercept Pharmaceuticals, Inc. (a)	25,200	7,582
InterMune, Inc. (a)	1,484,270	19,815
Intrexon Corp.	234,059	7,857
Ironwood Pharmaceuticals, Inc. Class A (a)	528,281	7,327
Keryx Biopharmaceuticals, Inc. (a)(d)	528,873	8,134
KYTHERA Biopharmaceuticals, Inc. (a)	184,473	8,486
Medivation, Inc. (a)	198,000	15,761
Merrimack Pharmaceuticals, Inc. (a)	1,594,658	8,372
Pharmacyclics, Inc. (a)	120,900	16,088
Regeneron Pharmaceuticals, Inc. (a)	302,789	87,382
Sarepta Therapeutics, Inc. (a)(d)	181,020	4,413
Seattle Genetics, Inc. (a)	158,900	7,128
Synageva BioPharma Corp. (a)	119,700	10,842
United Therapeutics Corp. (a)	28,441	2,919
Vertex Pharmaceuticals, Inc. (a)	428,860	33,897
XOMA Corp. (a)	434,146	3,373
		1,479,017
Health Care Equipment & Supplies - 1.0%
Accuray, Inc. (a)(d)	935,165	9,960
Boston Scientific Corp. (a)	2,611,300	35,331
DexCom, Inc. (a)	41,300	1,671
Insulet Corp. (a)	291,800	12,547
Intuitive Surgical, Inc. (a)	88,907	36,237
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	367,830	$ 45,714
Zeltiq Aesthetics, Inc. (a)	395,900	8,112
		149,572
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	133,700	8,987
Apollo Hospitals Enterprise Ltd.	936,371	13,911
Cardinal Health, Inc.	285,931	19,449
Express Scripts Holding Co. (a)	233,700	17,455
HCA Holdings, Inc. (a)	603,300	30,328
Qualicorp SA (a)	1,151,000	9,773
		99,903
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	102,375	15,090
Cerner Corp. (a)	816,418	46,446
		61,536
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	339,510	19,743
Illumina, Inc. (a)	1,100,457	167,269
Lonza Group AG	38,412	3,862
		190,874
Pharmaceuticals - 3.5%
AbbVie, Inc.	2,455,871	120,903
Actavis PLC (a)	761,355	143,881
Allergan, Inc.	229,100	26,255
Bristol-Myers Squibb Co.	482,237	24,097
Merck & Co., Inc.	264,717	14,022
Mylan, Inc. (a)	224,181	10,180
Perrigo Co. PLC	159,240	24,787
Salix Pharmaceuticals Ltd. (a)	194,229	18,906
Shire PLC sponsored ADR	165,759	24,801
Teva Pharmaceutical Industries Ltd. sponsored ADR	351,400	15,683
Valeant Pharmaceuticals International (Canada) (a)	892,500	121,108
		544,623
TOTAL HEALTH CARE		2,525,525
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	799,500	72,938
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	394,700	$ 100,550
The Boeing Co.	883,806	110,706
United Technologies Corp.	1,756,300	200,253
		484,447
Air Freight & Logistics - 0.4%
FedEx Corp.	489,078	65,204
Airlines - 1.3%
American Airlines Group, Inc. (a)(d)	3,282,193	110,118
Azul-Linhas Aereas Brasileiras warrants (a)(g)	165,571	0
Delta Air Lines, Inc.	1,506,200	46,105
Southwest Airlines Co.	421,502	8,830
Spirit Airlines, Inc. (a)	856,400	40,165
		205,218
Building Products - 0.1%
A.O. Smith Corp.	262,254	12,384
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV	348,569	26,139
MasTec, Inc. (a)	89,674	3,223
		29,362
Electrical Equipment - 0.9%
Eaton Corp. PLC	1,072,900	78,418
EnerSys	156,712	10,666
Generac Holdings, Inc.	209,162	10,067
OSRAM Licht AG (a)	351,373	20,588
SolarCity Corp. (a)(d)	159,712	11,833
		131,572
Industrial Conglomerates - 0.9%
Danaher Corp.	1,909,500	142,048
Machinery - 1.5%
Caterpillar, Inc.	466,900	43,847
Cummins, Inc.	875,300	111,146
Ingersoll-Rand PLC	708,084	41,628
ITT Corp.	313,800	12,850
Pentair Ltd.	213,071	15,838
Xylem, Inc.	171,277	5,714
		231,023
Professional Services - 0.7%
Huron Consulting Group, Inc. (a)	115,500	7,651
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	841,564	$ 65,558
Towers Watson & Co.	280,274	32,770
		105,979
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	381,745	14,396
Canadian Pacific Railway Ltd.	201,300	30,516
Hertz Global Holdings, Inc. (a)	1,082,496	28,167
Union Pacific Corp.	556,800	97,017
		170,096
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	204,000	2,366
WESCO International, Inc. (a)	202,200	16,775
		19,141
TOTAL INDUSTRIALS		1,596,474
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 2.5%
F5 Networks, Inc. (a)	455,106	48,696
Juniper Networks, Inc. (a)	1,061,599	28,249
QUALCOMM, Inc.	3,735,314	277,235
Riverbed Technology, Inc. (a)	1,338,741	26,400
		380,580
Computers & Peripherals - 5.0%
Apple, Inc.	1,139,295	570,331
EMC Corp.	4,226,122	102,441
NCR Corp. (a)	2,122,226	74,681
Nimble Storage, Inc.	115,600	4,997
Seagate Technology	184,647	9,760
Western Digital Corp.	99,037	8,534
		770,744
Electronic Equipment & Components - 0.3%
Avigilon Corp. (a)	48,900	1,408
Avigilon Corp. (a)(f)	110,100	3,170
InvenSense, Inc. (a)(d)	1,099,480	21,649
Methode Electronics, Inc. Class A	92,275	3,106
TE Connectivity Ltd.	251,153	14,193
		43,526
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 10.9%
58.com, Inc. ADR	35,800	$ 1,346
Baidu.com, Inc. sponsored ADR (a)	82,810	12,960
Dropbox, Inc. (a)(g)	1,003,814	19,174
Facebook, Inc. Class A (a)	6,933,961	433,858
Google, Inc. Class A (a)	776,554	917,088
Just Dial Ltd.	252,638	5,718
LinkedIn Corp. (a)	147,800	31,808
Naver Corp.	49,130	30,685
Rackspace Hosting, Inc. (a)(d)	1,640,201	59,720
Tencent Holdings Ltd.	379,900	26,595
Yahoo!, Inc. (a)	3,819,160	137,566
		1,676,518
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	1,763,043	170,874
MasterCard, Inc. Class A	2,977,000	225,299
Visa, Inc. Class A	1,182,899	254,832
		651,005
Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	572,662	19,144
Avago Technologies Ltd.	140,322	7,667
Broadcom Corp. Class A	1,867,427	55,575
Cavium, Inc. (a)	264,000	9,813
Cree, Inc. (a)	685,602	41,424
Cypress Semiconductor Corp.	626,084	6,286
First Solar, Inc. (a)	181,775	9,194
Freescale Semiconductor Holdings I Ltd. (a)	993,554	18,013
GCL-Poly Energy Holdings Ltd. (a)	32,059,000	10,901
Marvell Technology Group Ltd.	904,726	13,508
Monolithic Power Systems, Inc. (a)	242,794	7,937
NVIDIA Corp.	1,015,070	15,937
NXP Semiconductors NV (a)	3,908,269	188,965
SunEdison, Inc. (a)	926,545	12,888
SunPower Corp. (a)(d)	183,800	5,948
Trina Solar Ltd. (a)(d)	487,654	7,242
		430,442
Software - 5.4%
Activision Blizzard, Inc.	4,072,700	69,765
Adobe Systems, Inc. (a)	568,300	33,638
Electronic Arts, Inc. (a)	2,648,486	69,920
Fortinet, Inc. (a)	716,085	15,181
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Linx SA	124,800	$ 2,268
Microsoft Corp.	5,723,915	216,650
NetSuite, Inc. (a)	66,600	7,005
Oracle Corp.	1,005,884	37,117
Red Hat, Inc. (a)	1,002,500	56,641
salesforce.com, Inc. (a)	3,589,371	217,265
ServiceNow, Inc. (a)	346,200	21,959
Tableau Software, Inc.	33,500	2,707
VMware, Inc. Class A (a)	300,200	27,060
Workday, Inc. Class A (a)	429,600	38,466
Zynga, Inc. (a)	4,333,300	19,067
		834,709
TOTAL INFORMATION TECHNOLOGY		4,787,524
MATERIALS - 2.3%
Chemicals - 2.2%
Cabot Corp.	432,419	21,046
Celanese Corp. Class A	334,750	16,952
CF Industries Holdings, Inc.	48,204	11,128
Chemtura Corp. (a)	239,203	5,999
Eastman Chemical Co.	833,500	64,980
Huntsman Corp.	801,777	17,575
Intrepid Potash, Inc. (a)(d)	515,965	7,585
LyondellBasell Industries NV Class A	156,925	12,359
Mexichem S.A.B. de CV (d)	2,200,600	7,641
Monsanto Co.	1,245,000	132,655
Potash Corp. of Saskatchewan, Inc. (d)	570,261	17,880
The Mosaic Co.	453,919	20,272
The Scotts Miracle-Gro Co. Class A	83,003	4,930
Wacker Chemie AG	41,000	4,882
		345,884
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	375,700	12,176
TOTAL MATERIALS		358,060
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Jazztel PLC (a)	573,300	7,052
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	1,085,108	$ 33,172
TOTAL TELECOMMUNICATION SERVICES		40,224
TOTAL COMMON STOCKS (Cost $10,447,019)		15,350,611
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (g)	607,766	4,911
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (g)	165,571	6,861
TOTAL CONVERTIBLE PREFERRED STOCKS		11,772
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	34,600	8,775
TOTAL PREFERRED STOCKS (Cost $21,241)		20,547
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	16,776,701	$ 16,777
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	299,459,748	299,460
TOTAL MONEY MARKET FUNDS (Cost $316,237)		316,237
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $10,784,497)		15,687,395
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(303,613)
NET ASSETS - 100%		$ 15,383,782
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,170,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,466,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 7,023
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
Dropbox, Inc.	5/2/12	$ 9,084
NJOY, Inc.	9/11/13	$ 9,520
NJOY, Inc. Series C	6/7/13	$ 4,913
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	929
Total	$ 948
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 10,232	$ -	$ -	$ -	$ 8,257
Total	$ 10,232	$ -	$ -	$ -	$ 8,257
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,267,414	$ 3,250,506	$ 2,477	$ 14,431
Consumer Staples	1,590,663	1,590,663	-	-
Energy	493,061	493,061	-	-
Financials	705,352	691,313	14,039	-
Health Care	2,525,525	2,508,482	17,043	-
Industrials	1,603,335	1,596,474	-	6,861
Information Technology	4,787,524	4,731,947	36,403	19,174
Materials	358,060	358,060	-	-
Telecommunication Services	40,224	40,224	-	-
Money Market Funds	316,237	316,237	-	-
Total Investments in Securities:	$ 15,687,395	$ 15,576,967	$ 69,962	$ 40,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $296,793) - See accompanying schedule: Unaffiliated issuers (cost $10,429,700)	$ 15,362,901
Fidelity Central Funds (cost $316,237)	316,237
Other affiliated issuers (cost $38,560)	8,257
Total Investments (cost $10,784,497)		$ 15,687,395
Foreign currency held at value (cost $1,039)		1,040
Receivable for investments sold		129,914
Receivable for fund shares sold		31,565
Dividends receivable		5,861
Distributions receivable from Fidelity Central Funds		249
Prepaid expenses		45
Other receivables		785
Total assets		15,856,854

Liabilities
Payable for investments purchased	$ 149,060
Payable for fund shares redeemed	13,511
Accrued management fee	8,415
Other affiliated payables	1,844
Other payables and accrued expenses	782
Collateral on securities loaned, at value	299,460
Total liabilities		473,072

Net Assets		$ 15,383,782
Net Assets consist of:
Paid in capital		$ 6,829,814
Undistributed net investment income		1,844
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,649,209
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,902,915
Net Assets		$ 15,383,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($11,219,005 ÷ 179,795 shares)	$ 62.40

Class K: Net Asset Value, offering price and redemption price per share ($4,164,777 ÷ 66,688 shares)	$ 62.45

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 94,524
Income from Fidelity Central Funds		948
Total income		95,472

Expenses
Management fee Basic fee	$ 50,475
Performance adjustment	5,944
Transfer agent fees	11,445
Accounting and security lending fees	857
Custodian fees and expenses	193
Independent trustees' compensation	42
Appreciation in deferred trustee compensation account	1
Registration fees	83
Audit	57
Legal	48
Interest	2
Miscellaneous	66
Total expenses before reductions	69,213
Expense reductions	(306)	68,907
Net investment income (loss)		26,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	687,912
Redemption in-kind with affiliated entities	3,310,457
Foreign currency transactions	(324)
Total net realized gain (loss)		3,998,045
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,722,257)
Assets and liabilities in foreign currencies	22
Total change in net unrealized appreciation (depreciation)		(1,722,235)
Net gain (loss)		2,275,810
Net increase (decrease) in net assets resulting from operations		$ 2,302,375

See accompanying notes which are an integral part of the financial statements.

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Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,565	$ 139,090
Net realized gain (loss)	3,998,045	1,392,019
Change in net unrealized appreciation (depreciation)	(1,722,235)	2,900,667
Net increase (decrease) in net assets resulting from operations	2,302,375	4,431,776
Distributions to shareholders from net investment income	(80,757)	(85,342)
Distributions to shareholders from net realized gain	(1,378,625)	(230,904)
Total distributions	(1,459,382)	(316,246)
Share transactions - net increase (decrease)	(5,642,413)	1,247,958
Total increase (decrease) in net assets	(4,799,420)	5,363,488

Net Assets
Beginning of period	20,183,202	14,819,714
End of period (including undistributed net investment income of $1,844 and undistributed net investment income of $56,036, respectively)	$ 15,383,782	$ 20,183,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 59.65	$ 47.38	$ 48.17	$ 37.63	$ 31.97	$ 39.06
Income from Investment Operations
Net investment income (loss) D	.07	.39	.10	(.03)	.04	.27
Net realized and unrealized gain (loss)	7.39	12.79	.75	10.61	5.80	(6.36)
Total from investment operations	7.46	13.18	.85	10.58	5.84	(6.09)
Distributions from net investment income	(.24)	(.23)	(.04)	.00 G, I	(.18)	(.29)
Distributions from net realized gain	(4.47)	(.68)	(1.60)	(.04) G	-	(.71)
Total distributions	(4.71)	(.91)	(1.64)	(.04)	(.18)	(1.00)
Net asset value, end of period	$ 62.40	$ 59.65	$ 47.38	$ 48.17	$ 37.63	$ 31.97
Total Return B, C	13.23%	28.25%	2.27%	28.12%	18.29%	(15.85)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.76%	.90%	.94%	.94%	.76%
Expenses net of fee waivers, if any	.80% A	.76%	.90%	.94%	.94%	.76%
Expenses net of all reductions	.80% A	.74%	.89%	.92%	.93%	.76%
Net investment income (loss)	.24% A	.75%	.21%	(.06)%	.10%	.93%
Supplemental Data
Net assets, end of period (in millions)	$ 11,219	$ 12,927	$ 10,595	$ 12,024	$ 10,295	$ 9,691
Portfolio turnover rate F	57% A	75%	95%	132%	135%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Class K

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 59.74	$ 47.46	$ 48.21	$ 37.66	$ 32.01	$ 39.07
Income from Investment Operations
Net investment income (loss) D	.11	.47	.17	.05	.11	.32
Net realized and unrealized gain (loss)	7.39	12.79	.75	10.62	5.79	(6.33)
Total from investment operations	7.50	13.26	.92	10.67	5.90	(6.01)
Distributions from net investment income	(.33)	(.30)	(.08)	(.05) G	(.25)	(.34)
Distributions from net realized gain	(4.47)	(.68)	(1.60)	(.07) G	-	(.71)
Total distributions	(4.79) J	(.98)	(1.67) I	(.12)	(.25)	(1.05)
Net asset value, end of period	$ 62.45	$ 59.74	$ 47.46	$ 48.21	$ 37.66	$ 32.01
Total Return B, C	13.30%	28.42%	2.43%	28.37%	18.48%	(15.61)%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.61%	.74%	.77%	.75%	.53%
Expenses net of fee waivers, if any	.68% A	.61%	.74%	.77%	.75%	.53%
Expenses net of all reductions	.67% A	.60%	.73%	.76%	.74%	.52%
Net investment income (loss)	.37% A	.89%	.37%	.11%	.30%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$ 4,165	$ 3,506	$ 2,467	$ 1,455	$ 932	$ 591
Portfolio turnover rate F	57% A	75%	95%	132%	135%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

J Total distributions of $4.79 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $4.466 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013, and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,049,412
Gross unrealized depreciation	(180,168)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,869,244

Tax cost	$ 10,818,151

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $5,231,262 and $12,254,682, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 10,548.17
Class K	897.05
	$ 11,445

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $86 for the period.

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5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,504.32%		$ 2

Redemptions In-Kind. During the period, 120,385 shares of the Fund held by affiliated entities were redeemed for investments with a value of $7,325,217. The net realized gain of $3,310,457 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $611. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $929, including $15 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $162 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $144.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014 A	Year ended July 31, 2013
From net investment income
Blue Chip Growth	$ 47,730	$ 51,844
Class K	19,791	16,348
Class F	13,236	17,150
Total	$ 80,757	$ 85,342
From net realized gain
Blue Chip Growth	$ 908,543	$ 155,106
Class K	269,912	36,829
Class F	200,170	38,969
Total	$ 1,378,625	$ 230,904

A All Class F shares were redeemed on November 19, 2013.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014 A	Year ended July 31, 2013	Six months ended January 31, 2014 A	Year ended July 31, 2013
Blue Chip Growth
Shares sold	17,270	41,304C	$ 1,054,399	$ 2,121,491C
Reinvestment of distributions	16,131	4,171	933,287	202,506
Shares redeemed	(70,324)B	(52,364)	(4,274,086)B	(2,708,546)
Net increase (decrease)	(36,923)	(6,889)	$ (2,286,400)	$ (384,549)
Class K
Shares sold	9,687	17,299	$ 596,289	$ 899,333
Reinvestment of distributions	4,984	1,092	289,704	53,178
Shares redeemed	(6,662)	(11,703)	(407,039)	(608,221)
Net increase (decrease)	8,009	6,688	$ 478,954	$ 344,290
Class F
Shares sold	3,759	28,168C	$ 226,489	$ 1,424,726C
Reinvestment of distributions	3,740	1,153	213,405	56,119
Shares redeemed	(70,205)B	(3,595)	(4,274,861)B	(192,628)
Net increase (decrease)	(62,706)	25,726	$ (3,834,967)	$ 1,288,217

A All Class F shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

C Amount includes in-kind exchanges.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
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BCF-USAN-0314
1.789282.111

Fidelity®

Blue Chip Growth

Fund -
Class K

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Blue Chip Growth	.80%
Actual		$ 1,000.00	$ 1,132.30	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class K	.68%
Actual		$ 1,000.00	$ 1,133.00	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	6.0	5.1
Apple, Inc.	3.7	4.1
Gilead Sciences, Inc.	3.1	2.8
Facebook, Inc. Class A	2.8	1.4
Amazon.com, Inc.	2.3	1.8
QUALCOMM, Inc.	1.8	1.6
Visa, Inc. Class A	1.6	1.4
Comcast Corp. Class A	1.5	1.4
Home Depot, Inc.	1.5	1.9
Biogen Idec, Inc.	1.5	1.2
	25.8
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.1	28.5
Consumer Discretionary	21.2	23.0
Health Care	16.4	14.7
Industrials	10.5	10.7
Consumer Staples	10.3	13.2
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks 99.8%		Stocks 99.7%
	ConvertibleSecurities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	9.8%	** Foreign investments	8.4%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 0.5%
Johnson Controls, Inc.	602,500	$ 27,787
Magna International, Inc. Class A (sub. vtg.)	199,525	16,947
Tenneco, Inc. (a)	141,895	8,065
The Goodyear Tire & Rubber Co.	376,500	8,908
TRW Automotive Holdings Corp. (a)	190,340	14,114
		75,821
Automobiles - 0.9%
General Motors Co.	879,417	31,729
Tesla Motors, Inc. (a)(d)	625,918	113,548
		145,277
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,429,600	43,460
Kroton Educacional SA	1,180,000	18,033
		61,493
Hotels, Restaurants & Leisure - 4.8%
500 Com Ltd. sponsored ADR Class A	371,136	15,565
Alsea S.A.B. de CV	1,974,300	5,890
Buffalo Wild Wings, Inc. (a)	172,038	24,405
China Lodging Group Ltd. ADR (a)	270,800	7,352
Chipotle Mexican Grill, Inc. (a)	166,217	91,745
Dunkin' Brands Group, Inc.	512,300	23,837
Fiesta Restaurant Group, Inc. (a)	289,200	12,427
Home Inns & Hotels Management, Inc. sponsored ADR (a)	242,394	8,312
Las Vegas Sands Corp.	2,080,394	159,192
Melco Crown Entertainment Ltd. sponsored ADR (a)	183,700	7,530
MGM Mirage, Inc. (a)	701,800	17,096
Panera Bread Co. Class A (a)	236,956	40,062
Starbucks Corp.	2,439,790	173,518
Whitbread PLC	310,250	19,131
Wyndham Worldwide Corp.	325,627	23,100
Wynn Resorts Ltd.	107,761	23,429
Yum! Brands, Inc.	1,195,549	80,281
		732,872
Household Durables - 0.0%
Harman International Industries, Inc.	52,017	5,380
Internet & Catalog Retail - 4.1%
Amazon.com, Inc. (a)	977,444	350,599
Ctrip.com International Ltd. sponsored ADR (a)	189,300	7,479
Expedia, Inc.	90,263	5,865
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Groupon, Inc. Class A (a)	782,963	$ 8,190
HomeAway, Inc. (a)	309,376	12,641
Netflix, Inc. (a)	111,223	45,527
priceline.com, Inc. (a)	155,100	177,572
Qunar Cayman Islands Ltd. sponsored ADR (d)	238,086	6,197
Vipshop Holdings Ltd. ADR (a)	104,800	11,013
		625,083
Leisure Equipment & Products - 0.1%
NJOY, Inc. (a)(g)	1,178,168	9,520
Media - 2.8%
AMC Networks, Inc. Class A (a)	324,633	20,919
CBS Corp. Class B	937,500	55,050
Comcast Corp. Class A	4,352,336	236,985
DISH Network Corp. Class A (a)	249,000	14,039
Fuji Media Holdings, Inc.	132,500	2,477
Lions Gate Entertainment Corp.	155,257	5,019
The Walt Disney Co.	561,500	40,771
Time Warner, Inc.	413,900	26,005
Twenty-First Century Fox, Inc. Class A	1,114,310	35,457
		436,722
Multiline Retail - 1.1%
Dollar General Corp. (a)	336,987	18,979
Macy's, Inc.	1,109,185	59,009
Target Corp.	1,529,890	86,653
		164,641
Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	768,413	10,397
AutoZone, Inc. (a)	13,100	6,485
Best Buy Co., Inc.	2,787,287	65,613
Five Below, Inc. (a)	160,243	5,873
Home Depot, Inc.	2,976,700	228,759
L Brands, Inc.	664,782	34,808
Lowe's Companies, Inc.	1,754,500	81,216
Murphy U.S.A., Inc.	815,870	31,607
Restoration Hardware Holdings, Inc. (a)	479,543	27,209
Ross Stores, Inc.	1,180,163	80,145
Tiffany & Co., Inc.	233,754	19,446
TJX Companies, Inc.	1,660,052	95,221
		686,779
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.0%
Arezzo Industria e Comercio SA	616,500	$ 6,642
Fifth & Pacific Companies, Inc. (a)	1,276,804	36,644
lululemon athletica, Inc. (a)	360,981	16,493
Michael Kors Holdings Ltd. (a)	755,472	60,385
NIKE, Inc. Class B	1,118,475	81,481
Pandora A/S	188,900	10,814
Prada SpA	1,152,700	8,455
PVH Corp.	453,797	54,850
Under Armour, Inc. Class A (sub. vtg.) (a)	317,973	34,376
		310,140
TOTAL CONSUMER DISCRETIONARY		3,253,728
CONSUMER STAPLES - 10.3%
Beverages - 2.6%
Anheuser-Busch InBev SA NV ADR	570,891	54,743
Monster Beverage Corp. (a)	1,192,835	80,993
PepsiCo, Inc.	1,419,900	114,103
The Coca-Cola Co.	4,067,352	153,827
		403,666
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	933,300	104,866
CVS Caremark Corp.	2,020,300	136,815
Kroger Co.	792,400	28,606
Sprouts Farmers Market LLC	191,077	6,829
Whole Foods Market, Inc.	903,760	47,230
		324,346
Food Products - 2.4%
Annie's, Inc. (a)	197,500	7,924
Associated British Foods PLC	392,700	17,527
Bunge Ltd.	550,567	41,711
Green Mountain Coffee Roasters, Inc. (d)	2,521,864	204,271
Mead Johnson Nutrition Co. Class A	718,994	55,283
Mondelez International, Inc.	1,476,700	48,362
		375,078
Household Products - 1.0%
Procter & Gamble Co.	1,837,674	140,803
Svenska Cellulosa AB (SCA) (B Shares)	537,600	15,304
		156,107
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.7%
Herbalife Ltd.	910,458	$ 58,606
Nu Skin Enterprises, Inc. Class A	540,888	46,057
		104,663
Tobacco - 1.5%
Altria Group, Inc.	486,290	17,127
Lorillard, Inc.	1,697,093	83,531
Philip Morris International, Inc.	1,614,349	126,145
		226,803
TOTAL CONSUMER STAPLES		1,590,663
ENERGY - 3.2%
Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc. (a)	87,600	4,152
Ensco PLC Class A	27,200	1,370
Halliburton Co.	1,542,311	75,589
National Oilwell Varco, Inc.	358,765	26,911
		108,022
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	835,800	67,441
Cabot Oil & Gas Corp.	759,704	30,373
Canadian Natural Resources Ltd.	532,100	17,448
Cimarex Energy Co.	340,907	33,402
Continental Resources, Inc. (a)	300,500	33,115
EOG Resources, Inc.	298,112	49,260
Hess Corp.	293,178	22,132
Marathon Petroleum Corp.	166,200	14,468
Phillips 66 Co.	259,717	18,983
Pioneer Natural Resources Co.	430,700	72,926
Valero Energy Corp.	410,200	20,961
Whiting Petroleum Corp. (a)	77,600	4,530
		385,039
TOTAL ENERGY		493,061
FINANCIALS - 4.6%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	158,653	16,760
BlackRock, Inc. Class A	179,900	54,055
Invesco Ltd.	620,572	20,634
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,658,351	$ 48,938
Virtus Investment Partners, Inc. (a)	1,473	268
WisdomTree Investments, Inc. (a)	328,700	4,641
		145,296
Commercial Banks - 0.1%
Standard Chartered PLC (United Kingdom)	645,417	13,156
Consumer Finance - 0.6%
American Express Co.	869,344	73,912
Capital One Financial Corp.	119,500	8,438
Santander Consumer U.S.A. Holdings, Inc.	412,800	10,580
		92,930
Diversified Financial Services - 2.4%
Bank of America Corp.	5,413,887	90,683
Berkshire Hathaway, Inc. Class B (a)	176,000	19,642
Citigroup, Inc.	2,814,240	133,479
Investment AB Kinnevik (B Shares)	79,100	3,105
JPMorgan Chase & Co.	2,064,177	114,273
		361,182
Insurance - 0.1%
Marsh & McLennan Companies, Inc.	93,150	4,258
MetLife, Inc.	338,800	16,618
		20,876
Real Estate Investment Trusts - 0.1%
American Tower Corp.	250,270	20,242
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA	33,100	4,327
Altisource Residential Corp. Class B	50,400	1,512
Howard Hughes Corp. (a)	53,100	6,625
Parsvnath Developers Ltd. (a)(e)	21,771,340	8,257
Realogy Holdings Corp. (a)	552,267	25,167
		45,888
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	448,663	5,782
TOTAL FINANCIALS		705,352
HEALTH CARE - 16.4%
Biotechnology - 9.6%
Agios Pharmaceuticals, Inc. (d)	161,640	4,275
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	531,700	$ 84,397
Alkermes PLC (a)	673,600	32,791
Alnylam Pharmaceuticals, Inc. (a)	576,563	48,235
Amgen, Inc.	1,827,102	217,334
Biogen Idec, Inc. (a)	728,200	227,664
BioMarin Pharmaceutical, Inc. (a)	263,804	18,171
Bluebird Bio, Inc. (d)	94,800	2,102
Celgene Corp. (a)	389,368	59,157
Clovis Oncology, Inc. (a)	129,300	8,408
CSL Ltd.	43,869	2,700
Dicerna Pharmaceuticals, Inc.	125,600	5,165
Exelixis, Inc. (a)	2,619,600	18,023
Gilead Sciences, Inc. (a)	5,973,460	481,760
Grifols SA	218,800	11,345
Grifols SA:
ADR	193,945	7,682
Class B	10,920	432
Intercept Pharmaceuticals, Inc. (a)	25,200	7,582
InterMune, Inc. (a)	1,484,270	19,815
Intrexon Corp.	234,059	7,857
Ironwood Pharmaceuticals, Inc. Class A (a)	528,281	7,327
Keryx Biopharmaceuticals, Inc. (a)(d)	528,873	8,134
KYTHERA Biopharmaceuticals, Inc. (a)	184,473	8,486
Medivation, Inc. (a)	198,000	15,761
Merrimack Pharmaceuticals, Inc. (a)	1,594,658	8,372
Pharmacyclics, Inc. (a)	120,900	16,088
Regeneron Pharmaceuticals, Inc. (a)	302,789	87,382
Sarepta Therapeutics, Inc. (a)(d)	181,020	4,413
Seattle Genetics, Inc. (a)	158,900	7,128
Synageva BioPharma Corp. (a)	119,700	10,842
United Therapeutics Corp. (a)	28,441	2,919
Vertex Pharmaceuticals, Inc. (a)	428,860	33,897
XOMA Corp. (a)	434,146	3,373
		1,479,017
Health Care Equipment & Supplies - 1.0%
Accuray, Inc. (a)(d)	935,165	9,960
Boston Scientific Corp. (a)	2,611,300	35,331
DexCom, Inc. (a)	41,300	1,671
Insulet Corp. (a)	291,800	12,547
Intuitive Surgical, Inc. (a)	88,907	36,237
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	367,830	$ 45,714
Zeltiq Aesthetics, Inc. (a)	395,900	8,112
		149,572
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	133,700	8,987
Apollo Hospitals Enterprise Ltd.	936,371	13,911
Cardinal Health, Inc.	285,931	19,449
Express Scripts Holding Co. (a)	233,700	17,455
HCA Holdings, Inc. (a)	603,300	30,328
Qualicorp SA (a)	1,151,000	9,773
		99,903
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	102,375	15,090
Cerner Corp. (a)	816,418	46,446
		61,536
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	339,510	19,743
Illumina, Inc. (a)	1,100,457	167,269
Lonza Group AG	38,412	3,862
		190,874
Pharmaceuticals - 3.5%
AbbVie, Inc.	2,455,871	120,903
Actavis PLC (a)	761,355	143,881
Allergan, Inc.	229,100	26,255
Bristol-Myers Squibb Co.	482,237	24,097
Merck & Co., Inc.	264,717	14,022
Mylan, Inc. (a)	224,181	10,180
Perrigo Co. PLC	159,240	24,787
Salix Pharmaceuticals Ltd. (a)	194,229	18,906
Shire PLC sponsored ADR	165,759	24,801
Teva Pharmaceutical Industries Ltd. sponsored ADR	351,400	15,683
Valeant Pharmaceuticals International (Canada) (a)	892,500	121,108
		544,623
TOTAL HEALTH CARE		2,525,525
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	799,500	72,938
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	394,700	$ 100,550
The Boeing Co.	883,806	110,706
United Technologies Corp.	1,756,300	200,253
		484,447
Air Freight & Logistics - 0.4%
FedEx Corp.	489,078	65,204
Airlines - 1.3%
American Airlines Group, Inc. (a)(d)	3,282,193	110,118
Azul-Linhas Aereas Brasileiras warrants (a)(g)	165,571	0
Delta Air Lines, Inc.	1,506,200	46,105
Southwest Airlines Co.	421,502	8,830
Spirit Airlines, Inc. (a)	856,400	40,165
		205,218
Building Products - 0.1%
A.O. Smith Corp.	262,254	12,384
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV	348,569	26,139
MasTec, Inc. (a)	89,674	3,223
		29,362
Electrical Equipment - 0.9%
Eaton Corp. PLC	1,072,900	78,418
EnerSys	156,712	10,666
Generac Holdings, Inc.	209,162	10,067
OSRAM Licht AG (a)	351,373	20,588
SolarCity Corp. (a)(d)	159,712	11,833
		131,572
Industrial Conglomerates - 0.9%
Danaher Corp.	1,909,500	142,048
Machinery - 1.5%
Caterpillar, Inc.	466,900	43,847
Cummins, Inc.	875,300	111,146
Ingersoll-Rand PLC	708,084	41,628
ITT Corp.	313,800	12,850
Pentair Ltd.	213,071	15,838
Xylem, Inc.	171,277	5,714
		231,023
Professional Services - 0.7%
Huron Consulting Group, Inc. (a)	115,500	7,651
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	841,564	$ 65,558
Towers Watson & Co.	280,274	32,770
		105,979
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	381,745	14,396
Canadian Pacific Railway Ltd.	201,300	30,516
Hertz Global Holdings, Inc. (a)	1,082,496	28,167
Union Pacific Corp.	556,800	97,017
		170,096
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	204,000	2,366
WESCO International, Inc. (a)	202,200	16,775
		19,141
TOTAL INDUSTRIALS		1,596,474
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 2.5%
F5 Networks, Inc. (a)	455,106	48,696
Juniper Networks, Inc. (a)	1,061,599	28,249
QUALCOMM, Inc.	3,735,314	277,235
Riverbed Technology, Inc. (a)	1,338,741	26,400
		380,580
Computers & Peripherals - 5.0%
Apple, Inc.	1,139,295	570,331
EMC Corp.	4,226,122	102,441
NCR Corp. (a)	2,122,226	74,681
Nimble Storage, Inc.	115,600	4,997
Seagate Technology	184,647	9,760
Western Digital Corp.	99,037	8,534
		770,744
Electronic Equipment & Components - 0.3%
Avigilon Corp. (a)	48,900	1,408
Avigilon Corp. (a)(f)	110,100	3,170
InvenSense, Inc. (a)(d)	1,099,480	21,649
Methode Electronics, Inc. Class A	92,275	3,106
TE Connectivity Ltd.	251,153	14,193
		43,526
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 10.9%
58.com, Inc. ADR	35,800	$ 1,346
Baidu.com, Inc. sponsored ADR (a)	82,810	12,960
Dropbox, Inc. (a)(g)	1,003,814	19,174
Facebook, Inc. Class A (a)	6,933,961	433,858
Google, Inc. Class A (a)	776,554	917,088
Just Dial Ltd.	252,638	5,718
LinkedIn Corp. (a)	147,800	31,808
Naver Corp.	49,130	30,685
Rackspace Hosting, Inc. (a)(d)	1,640,201	59,720
Tencent Holdings Ltd.	379,900	26,595
Yahoo!, Inc. (a)	3,819,160	137,566
		1,676,518
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	1,763,043	170,874
MasterCard, Inc. Class A	2,977,000	225,299
Visa, Inc. Class A	1,182,899	254,832
		651,005
Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	572,662	19,144
Avago Technologies Ltd.	140,322	7,667
Broadcom Corp. Class A	1,867,427	55,575
Cavium, Inc. (a)	264,000	9,813
Cree, Inc. (a)	685,602	41,424
Cypress Semiconductor Corp.	626,084	6,286
First Solar, Inc. (a)	181,775	9,194
Freescale Semiconductor Holdings I Ltd. (a)	993,554	18,013
GCL-Poly Energy Holdings Ltd. (a)	32,059,000	10,901
Marvell Technology Group Ltd.	904,726	13,508
Monolithic Power Systems, Inc. (a)	242,794	7,937
NVIDIA Corp.	1,015,070	15,937
NXP Semiconductors NV (a)	3,908,269	188,965
SunEdison, Inc. (a)	926,545	12,888
SunPower Corp. (a)(d)	183,800	5,948
Trina Solar Ltd. (a)(d)	487,654	7,242
		430,442
Software - 5.4%
Activision Blizzard, Inc.	4,072,700	69,765
Adobe Systems, Inc. (a)	568,300	33,638
Electronic Arts, Inc. (a)	2,648,486	69,920
Fortinet, Inc. (a)	716,085	15,181
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Linx SA	124,800	$ 2,268
Microsoft Corp.	5,723,915	216,650
NetSuite, Inc. (a)	66,600	7,005
Oracle Corp.	1,005,884	37,117
Red Hat, Inc. (a)	1,002,500	56,641
salesforce.com, Inc. (a)	3,589,371	217,265
ServiceNow, Inc. (a)	346,200	21,959
Tableau Software, Inc.	33,500	2,707
VMware, Inc. Class A (a)	300,200	27,060
Workday, Inc. Class A (a)	429,600	38,466
Zynga, Inc. (a)	4,333,300	19,067
		834,709
TOTAL INFORMATION TECHNOLOGY		4,787,524
MATERIALS - 2.3%
Chemicals - 2.2%
Cabot Corp.	432,419	21,046
Celanese Corp. Class A	334,750	16,952
CF Industries Holdings, Inc.	48,204	11,128
Chemtura Corp. (a)	239,203	5,999
Eastman Chemical Co.	833,500	64,980
Huntsman Corp.	801,777	17,575
Intrepid Potash, Inc. (a)(d)	515,965	7,585
LyondellBasell Industries NV Class A	156,925	12,359
Mexichem S.A.B. de CV (d)	2,200,600	7,641
Monsanto Co.	1,245,000	132,655
Potash Corp. of Saskatchewan, Inc. (d)	570,261	17,880
The Mosaic Co.	453,919	20,272
The Scotts Miracle-Gro Co. Class A	83,003	4,930
Wacker Chemie AG	41,000	4,882
		345,884
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	375,700	12,176
TOTAL MATERIALS		358,060
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Jazztel PLC (a)	573,300	7,052
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	1,085,108	$ 33,172
TOTAL TELECOMMUNICATION SERVICES		40,224
TOTAL COMMON STOCKS (Cost $10,447,019)		15,350,611
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (g)	607,766	4,911
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (g)	165,571	6,861
TOTAL CONVERTIBLE PREFERRED STOCKS		11,772
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	34,600	8,775
TOTAL PREFERRED STOCKS (Cost $21,241)		20,547
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	16,776,701	$ 16,777
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	299,459,748	299,460
TOTAL MONEY MARKET FUNDS (Cost $316,237)		316,237
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $10,784,497)		15,687,395
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(303,613)
NET ASSETS - 100%		$ 15,383,782
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,170,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,466,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 7,023
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
Dropbox, Inc.	5/2/12	$ 9,084
NJOY, Inc.	9/11/13	$ 9,520
NJOY, Inc. Series C	6/7/13	$ 4,913
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	929
Total	$ 948
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 10,232	$ -	$ -	$ -	$ 8,257
Total	$ 10,232	$ -	$ -	$ -	$ 8,257
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,267,414	$ 3,250,506	$ 2,477	$ 14,431
Consumer Staples	1,590,663	1,590,663	-	-
Energy	493,061	493,061	-	-
Financials	705,352	691,313	14,039	-
Health Care	2,525,525	2,508,482	17,043	-
Industrials	1,603,335	1,596,474	-	6,861
Information Technology	4,787,524	4,731,947	36,403	19,174
Materials	358,060	358,060	-	-
Telecommunication Services	40,224	40,224	-	-
Money Market Funds	316,237	316,237	-	-
Total Investments in Securities:	$ 15,687,395	$ 15,576,967	$ 69,962	$ 40,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $296,793) - See accompanying schedule: Unaffiliated issuers (cost $10,429,700)	$ 15,362,901
Fidelity Central Funds (cost $316,237)	316,237
Other affiliated issuers (cost $38,560)	8,257
Total Investments (cost $10,784,497)		$ 15,687,395
Foreign currency held at value (cost $1,039)		1,040
Receivable for investments sold		129,914
Receivable for fund shares sold		31,565
Dividends receivable		5,861
Distributions receivable from Fidelity Central Funds		249
Prepaid expenses		45
Other receivables		785
Total assets		15,856,854

Liabilities
Payable for investments purchased	$ 149,060
Payable for fund shares redeemed	13,511
Accrued management fee	8,415
Other affiliated payables	1,844
Other payables and accrued expenses	782
Collateral on securities loaned, at value	299,460
Total liabilities		473,072

Net Assets		$ 15,383,782
Net Assets consist of:
Paid in capital		$ 6,829,814
Undistributed net investment income		1,844
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,649,209
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,902,915
Net Assets		$ 15,383,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($11,219,005 ÷ 179,795 shares)	$ 62.40

Class K: Net Asset Value, offering price and redemption price per share ($4,164,777 ÷ 66,688 shares)	$ 62.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 94,524
Income from Fidelity Central Funds		948
Total income		95,472

Expenses
Management fee Basic fee	$ 50,475
Performance adjustment	5,944
Transfer agent fees	11,445
Accounting and security lending fees	857
Custodian fees and expenses	193
Independent trustees' compensation	42
Appreciation in deferred trustee compensation account	1
Registration fees	83
Audit	57
Legal	48
Interest	2
Miscellaneous	66
Total expenses before reductions	69,213
Expense reductions	(306)	68,907
Net investment income (loss)		26,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	687,912
Redemption in-kind with affiliated entities	3,310,457
Foreign currency transactions	(324)
Total net realized gain (loss)		3,998,045
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,722,257)
Assets and liabilities in foreign currencies	22
Total change in net unrealized appreciation (depreciation)		(1,722,235)
Net gain (loss)		2,275,810
Net increase (decrease) in net assets resulting from operations		$ 2,302,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,565	$ 139,090
Net realized gain (loss)	3,998,045	1,392,019
Change in net unrealized appreciation (depreciation)	(1,722,235)	2,900,667
Net increase (decrease) in net assets resulting from operations	2,302,375	4,431,776
Distributions to shareholders from net investment income	(80,757)	(85,342)
Distributions to shareholders from net realized gain	(1,378,625)	(230,904)
Total distributions	(1,459,382)	(316,246)
Share transactions - net increase (decrease)	(5,642,413)	1,247,958
Total increase (decrease) in net assets	(4,799,420)	5,363,488

Net Assets
Beginning of period	20,183,202	14,819,714
End of period (including undistributed net investment income of $1,844 and undistributed net investment income of $56,036, respectively)	$ 15,383,782	$ 20,183,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 59.65	$ 47.38	$ 48.17	$ 37.63	$ 31.97	$ 39.06
Income from Investment Operations
Net investment income (loss) D	.07	.39	.10	(.03)	.04	.27
Net realized and unrealized gain (loss)	7.39	12.79	.75	10.61	5.80	(6.36)
Total from investment operations	7.46	13.18	.85	10.58	5.84	(6.09)
Distributions from net investment income	(.24)	(.23)	(.04)	.00 G, I	(.18)	(.29)
Distributions from net realized gain	(4.47)	(.68)	(1.60)	(.04) G	-	(.71)
Total distributions	(4.71)	(.91)	(1.64)	(.04)	(.18)	(1.00)
Net asset value, end of period	$ 62.40	$ 59.65	$ 47.38	$ 48.17	$ 37.63	$ 31.97
Total Return B, C	13.23%	28.25%	2.27%	28.12%	18.29%	(15.85)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.76%	.90%	.94%	.94%	.76%
Expenses net of fee waivers, if any	.80% A	.76%	.90%	.94%	.94%	.76%
Expenses net of all reductions	.80% A	.74%	.89%	.92%	.93%	.76%
Net investment income (loss)	.24% A	.75%	.21%	(.06)%	.10%	.93%
Supplemental Data
Net assets, end of period (in millions)	$ 11,219	$ 12,927	$ 10,595	$ 12,024	$ 10,295	$ 9,691
Portfolio turnover rate F	57% A	75%	95%	132%	135%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 59.74	$ 47.46	$ 48.21	$ 37.66	$ 32.01	$ 39.07
Income from Investment Operations
Net investment income (loss) D	.11	.47	.17	.05	.11	.32
Net realized and unrealized gain (loss)	7.39	12.79	.75	10.62	5.79	(6.33)
Total from investment operations	7.50	13.26	.92	10.67	5.90	(6.01)
Distributions from net investment income	(.33)	(.30)	(.08)	(.05) G	(.25)	(.34)
Distributions from net realized gain	(4.47)	(.68)	(1.60)	(.07) G	-	(.71)
Total distributions	(4.79) J	(.98)	(1.67) I	(.12)	(.25)	(1.05)
Net asset value, end of period	$ 62.45	$ 59.74	$ 47.46	$ 48.21	$ 37.66	$ 32.01
Total Return B, C	13.30%	28.42%	2.43%	28.37%	18.48%	(15.61)%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.61%	.74%	.77%	.75%	.53%
Expenses net of fee waivers, if any	.68% A	.61%	.74%	.77%	.75%	.53%
Expenses net of all reductions	.67% A	.60%	.73%	.76%	.74%	.52%
Net investment income (loss)	.37% A	.89%	.37%	.11%	.30%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$ 4,165	$ 3,506	$ 2,467	$ 1,455	$ 932	$ 591
Portfolio turnover rate F	57% A	75%	95%	132%	135%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

J Total distributions of $4.79 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $4.466 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013, and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,049,412
Gross unrealized depreciation	(180,168)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,869,244

Tax cost	$ 10,818,151

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $5,231,262 and $12,254,682, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 10,548.17
Class K	897.05
	$ 11,445

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $86 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,504.32%		$ 2

Redemptions In-Kind. During the period, 120,385 shares of the Fund held by affiliated entities were redeemed for investments with a value of $7,325,217. The net realized gain of $3,310,457 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $611. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $929, including $15 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $162 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $144.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014 A	Year ended July 31, 2013
From net investment income
Blue Chip Growth	$ 47,730	$ 51,844
Class K	19,791	16,348
Class F	13,236	17,150
Total	$ 80,757	$ 85,342
From net realized gain
Blue Chip Growth	$ 908,543	$ 155,106
Class K	269,912	36,829
Class F	200,170	38,969
Total	$ 1,378,625	$ 230,904

A All Class F shares were redeemed on November 19, 2013.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014 A	Year ended July 31, 2013	Six months ended January 31, 2014 A	Year ended July 31, 2013
Blue Chip Growth
Shares sold	17,270	41,304C	$ 1,054,399	$ 2,121,491C
Reinvestment of distributions	16,131	4,171	933,287	202,506
Shares redeemed	(70,324)B	(52,364)	(4,274,086)B	(2,708,546)
Net increase (decrease)	(36,923)	(6,889)	$ (2,286,400)	$ (384,549)
Class K
Shares sold	9,687	17,299	$ 596,289	$ 899,333
Reinvestment of distributions	4,984	1,092	289,704	53,178
Shares redeemed	(6,662)	(11,703)	(407,039)	(608,221)
Net increase (decrease)	8,009	6,688	$ 478,954	$ 344,290
Class F
Shares sold	3,759	28,168C	$ 226,489	$ 1,424,726C
Reinvestment of distributions	3,740	1,153	213,405	56,119
Shares redeemed	(70,205)B	(3,595)	(4,274,861)B	(192,628)
Net increase (decrease)	(62,706)	25,726	$ (3,834,967)	$ 1,288,217

A All Class F shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

C Amount includes in-kind exchanges.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BCF-K-USAN-0314
1.863115.105

Fidelity®

Dividend Growth

Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Dividend Growth	.58%
Actual		$ 1,000.00	$ 1,076.70	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96
Class K	.45%
Actual		$ 1,000.00	$ 1,077.00	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	2.8
Exxon Mobil Corp.	2.8	0.0
Microsoft Corp.	2.6	0.7
Google, Inc. Class A	2.4	1.6
Wells Fargo & Co.	2.2	1.7
JPMorgan Chase & Co.	2.1	1.4
Chevron Corp.	2.1	0.0
Johnson & Johnson	2.0	1.3
Procter & Gamble Co.	1.9	1.4
Comcast Corp. Class A	1.9	1.0
	23.0
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	16.8
Financials	14.7	16.1
Consumer Discretionary	13.1	12.9
Health Care	11.8	13.8
Consumer Staples	11.7	10.4
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks and Equity Futures 97.4%		Stocks 98.6%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.2%		Convertible Securities 0.6%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	17.0%	** Foreign investments	18.4%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.0%
Delphi Automotive PLC	489,076	$ 29,780
Johnson Controls, Inc.	1,135,036	52,348
		82,128
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,667,720	50,699
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	1,239,893	59,961
Las Vegas Sands Corp.	156,545	11,979
Red Robin Gourmet Burgers, Inc. (a)	18,512	1,193
Sonic Corp. (a)	988,557	17,586
Wyndham Worldwide Corp.	348,191	24,701
		115,420
Household Durables - 0.4%
Taylor Wimpey PLC	15,841,637	29,219
Media - 4.7%
Atresmedia Corporacion de Medios de Comunicacion SA (a)(d)	2,905,766	54,670
CBS Corp. Class B	972,542	57,108
Comcast Corp. Class A	2,913,396	158,634
MDC Partners, Inc. Class A (sub. vtg.)	1,085,908	26,094
Time Warner, Inc.	1,472,517	92,518
		389,024
Specialty Retail - 3.2%
Foot Locker, Inc.	1,030,979	39,796
Home Depot, Inc.	1,110,687	85,356
Kingfisher PLC	6,631,736	40,293
Lewis Group Ltd.	2,716,066	14,573
Staples, Inc.	2,086,764	27,462
TJX Companies, Inc.	1,018,175	58,403
		265,883
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	644,364	46,942
VF Corp.	1,219,900	71,303
		118,245
TOTAL CONSUMER DISCRETIONARY		1,050,618
CONSUMER STAPLES - 11.7%
Beverages - 3.1%
Anheuser-Busch InBev SA NV	394,600	37,820
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp.	2,314,070	$ 18,201
Dr. Pepper Snapple Group, Inc.	1,451,408	69,493
The Coca-Cola Co.	3,411,513	129,023
		254,537
Food & Staples Retailing - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	813,300	60,003
Kroger Co.	2,431,803	87,788
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	571,201	33,306
Walgreen Co.	1,496,036	85,798
		266,895
Food Products - 1.1%
Archer Daniels Midland Co.	995,760	39,313
Bunge Ltd.	301,480	22,840
Greencore Group PLC	6,617,235	27,108
Hilton Food Group PLC	612,674	4,633
		93,894
Household Products - 2.4%
Procter & Gamble Co.	2,097,973	160,747
Svenska Cellulosa AB (SCA) (B Shares)	1,391,976	39,626
		200,373
Tobacco - 1.9%
British American Tobacco PLC (United Kingdom)	1,280,460	61,101
Japan Tobacco, Inc.	1,387,400	42,828
Lorillard, Inc.	987,756	48,617
		152,546
TOTAL CONSUMER STAPLES		968,245
ENERGY - 8.8%
Energy Equipment & Services - 0.7%
BW Offshore Ltd.	1,024,725	1,126
Essential Energy Services Ltd.	559,100	1,250
National Oilwell Varco, Inc.	697,342	52,308
		54,684
Oil, Gas & Consumable Fuels - 8.1%
Access Midstream Partners LP	786,836	44,102
BPZ Energy, Inc. (a)	2,730,178	5,460
Chevron Corp.	1,551,500	173,194
ConocoPhillips Co.	1,510,447	98,104
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	$ 0
Exxon Mobil Corp.	2,497,989	230,215
MPLX LP	749,222	34,472
Northern Oil & Gas, Inc. (a)(d)	1,907,290	27,732
Phillips 66 Partners LP	599,536	22,441
QEP Midstream Partners LP	34,135	816
Suncor Energy, Inc.	836,500	27,482
TAG Oil Ltd. (a)(e)	3,896,100	11,404
TAG Oil Ltd. (e)(f)	146,900	430
		675,852
TOTAL ENERGY		730,536
FINANCIALS - 14.6%
Capital Markets - 1.1%
BlackRock, Inc. Class A	134,480	40,407
Monex Group, Inc.	4,910,700	20,662
The Blackstone Group LP	961,334	31,484
		92,553
Commercial Banks - 4.1%
Nordea Bank AB	3,648,290	48,838
U.S. Bancorp	2,645,769	105,116
Wells Fargo & Co.	4,067,293	184,411
		338,365
Consumer Finance - 0.7%
Capital One Financial Corp.	840,467	59,345
Diversified Financial Services - 5.8%
Bank of America Corp.	7,900,427	132,332
Citigroup, Inc.	2,081,161	98,709
JPMorgan Chase & Co.	3,152,335	174,513
McGraw-Hill Companies, Inc.	966,527	73,495
		479,049
Insurance - 2.6%
Allied World Assurance Co. Holdings Ltd.	558,708	57,502
Aspen Insurance Holdings Ltd.	989,358	38,486
Axis Capital Holdings Ltd.	105,159	4,734
Everest Re Group Ltd.	265,750	38,470
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	377,014	$ 28,152
The Travelers Companies, Inc.	649,168	52,764
		220,108
Real Estate Management & Development - 0.1%
CSI Properties Ltd.	192,960,000	7,208
Thrifts & Mortgage Finance - 0.2%
WSFS Financial Corp.	215,577	15,478
TOTAL FINANCIALS		1,212,106
HEALTH CARE - 11.8%
Biotechnology - 3.7%
Amgen, Inc.	1,179,810	140,338
Gilead Sciences, Inc. (a)	1,453,841	117,252
Grifols SA ADR	710,569	28,146
KaloBios Pharmaceuticals, Inc.	178,210	556
Theravance, Inc. (a)(d)	582,399	21,444
		307,736
Health Care Equipment & Supplies - 0.5%
The Cooper Companies, Inc.	333,784	41,483
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	1,072,603	72,958
Emeritus Corp. (a)	418,817	9,235
Express Scripts Holding Co. (a)	601,957	44,960
McKesson Corp.	429,258	74,867
		202,020
Life Sciences Tools & Services - 0.1%
Lonza Group AG	96,192	9,671
Pharmaceuticals - 5.0%
AbbVie, Inc.	1,877,851	92,447
Bayer AG	212,120	28,005
Biodelivery Sciences International, Inc. (a)	1,723,638	13,531
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	253,903	1,438
warrants 9/25/17 (a)	932,200	5,097
Johnson & Johnson	1,920,643	169,919
Novo Nordisk A/S Series B	1,120,485	44,386
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. PLC	312,178	$ 48,594
Sanofi SA	126,750	12,391
		415,808
TOTAL HEALTH CARE		976,718
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
Precision Castparts Corp.	232,935	59,340
United Technologies Corp.	1,235,366	140,856
		200,196
Air Freight & Logistics - 0.7%
FedEx Corp.	442,652	59,014
Building Products - 0.3%
A.O. Smith Corp.	537,902	25,400
Commercial Services & Supplies - 0.2%
Iron Mountain, Inc.	636,355	16,806
Electrical Equipment - 2.1%
Eaton Corp. PLC	1,087,007	79,449
Generac Holdings, Inc.	489,194	23,545
Roper Industries, Inc.	511,482	70,196
		173,190
Industrial Conglomerates - 2.1%
Danaher Corp.	1,475,990	109,799
Koninklijke Philips Electronics NV	1,809,043	62,763
		172,562
Machinery - 0.6%
Manitowoc Co., Inc.	1,029,375	29,286
Weg SA	1,456,000	16,531
		45,817
Professional Services - 0.7%
Dun & Bradstreet Corp.	538,702	59,257
Road & Rail - 1.2%
CSX Corp.	805,322	21,671
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	174,220	$ 16,131
Union Pacific Corp.	370,265	64,515
		102,317
TOTAL INDUSTRIALS		854,559
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	3,715,986	81,417
QUALCOMM, Inc.	1,396,783	103,669
		185,086
Computers & Peripherals - 3.0%
Apple, Inc.	492,274	246,435
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	722,694	40,839
Internet Software & Services - 2.4%
Google, Inc. Class A (a)	172,312	203,495
Velti PLC (k)	1,639,166	58
		203,553
IT Services - 5.5%
Amdocs Ltd.	497,082	21,504
ASAC II LP (k)	2,514,134	28,710
Computer Sciences Corp.	830,861	50,192
Fidelity National Information Services, Inc.	1,335,150	67,692
MasterCard, Inc. Class A	1,409,580	106,677
Total System Services, Inc.	2,017,131	60,272
Visa, Inc. Class A	554,773	119,515
		454,562
Office Electronics - 0.4%
Xerox Corp.	3,088,134	33,506
Software - 5.3%
Activision Blizzard, Inc.	1,709,717	29,287
Comverse, Inc. (a)	1,099,013	39,608
Electronic Arts, Inc. (a)	904,586	23,881
Microsoft Corp.	5,702,416	215,836
Oracle Corp.	3,515,560	129,724
		438,336
TOTAL INFORMATION TECHNOLOGY		1,602,317
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.5%
Chemicals - 2.8%
Cabot Corp.	650,048	$ 31,638
Chemtura Corp. (a)	1,614,890	40,501
Eastman Chemical Co.	348,999	27,208
LyondellBasell Industries NV Class A	752,038	59,231
Potash Corp. of Saskatchewan, Inc.	1,302,300	40,832
W.R. Grace & Co. (a)	311,091	29,342
		228,752
Containers & Packaging - 0.6%
Nampak Ltd.	7,552,192	23,578
Rock-Tenn Co. Class A	291,364	29,568
		53,146
Metals & Mining - 0.1%
Ivanhoe Mines Ltd. (a)(f)(h)	4,983,960	7,249
TOTAL MATERIALS		289,147
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Altice S.A. (a)	122,900	4,737
Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	485,071	13,107
Vodafone Group PLC	11,043,500	40,924
		54,031
TOTAL TELECOMMUNICATION SERVICES		58,768
UTILITIES - 2.6%
Electric Utilities - 1.4%
ITC Holdings Corp.	238,532	24,688
NextEra Energy, Inc.	719,141	66,111
Xcel Energy, Inc.	983,752	28,440
		119,239
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.2%
CMS Energy Corp.	1,682,545	$ 46,758
Sempra Energy	580,321	53,802
		100,560
TOTAL UTILITIES		219,799
TOTAL COMMON STOCKS (Cost $6,757,086)		7,962,813
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (a)(k)	276,749	9,659
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	110,328	27,982
TOTAL PREFERRED STOCKS (Cost $35,357)		37,641
Convertible Bonds - 0.1%
		Principal Amount (000s) (j)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		$ 7,356	6,368
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (k)		5,003	5,003
TOTAL CONVERTIBLE BONDS (Cost $12,359)			11,371
U.S. Treasury Obligations - 0.2%
		Principal Amount (000s) (j)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 2/27/14 (i) (Cost $18,440)		$ 18,440	$ 18,440
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $10,674)	EUR	6,950	10,919
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	197,002,956	197,003
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	8,247,400	8,247
TOTAL MONEY MARKET FUNDS (Cost $205,250)		205,250
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $7,039,166)		8,246,434
NET OTHER ASSETS (LIABILITIES) - 0.6%		46,133
NET ASSETS - 100%		$ 8,292,567
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
929 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 82,523	$ 319

The face value of futures purchased as a percentage of net assets is 1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,598,000 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) A portion of the security sold on a delayed delivery basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,235,000.
(j) Amount is stated in United States dollars unless otherwise noted.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,430,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 25,141
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/13	$ 5,003
Mobileye NV Series F	8/15/13	$ 9,659
Velti PLC	4/19/13	$ 2,459
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 45
Fidelity Securities Lending Cash Central Fund	875
Total	$ 920
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double Eagle Petroleum Co.	$ 3,050	$ -	$ 2,039	$ -	$ -
PICO Holdings, Inc.	26,509	-	27,964	-	-
TAG Oil Ltd.	13,370	1,311	-	-	11,404
TAG Oil Ltd. (144A)	548	-	-	-	430
Total	$ 43,477	$ 1,311	$ 30,003	$ -	$ 11,834
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,078,600	$ 1,078,600	$ -	$ -
Consumer Staples	968,245	826,496	141,749	-
Energy	730,536	730,536	-	-
Financials	1,212,106	1,191,444	20,662	-
Health Care	976,718	913,406	63,312	-
Industrials	854,559	791,796	62,763	-
Information Technology	1,611,976	1,573,549	58	38,369
Materials	289,147	289,147	-	-
Telecommunication Services	58,768	17,844	40,924	-
Utilities	219,799	219,799	-	-
Corporate Bonds	11,371	-	6,368	5,003
U.S. Government and Government Agency Obligations	18,440	-	18,440	-
Preferred Securities	10,919	-	10,919	-
Money Market Funds	205,250	205,250	-	-
Total Investments in Securities:	$ 8,246,434	$ 7,837,867	$ 365,195	$ 43,372
Derivative Instruments:
Assets
Futures Contracts	$ 319	$ 319	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000's)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 319	$ -
Total Value of Derivatives	$ 319	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.0%
Canada	2.2%
United Kingdom	2.2%
Ireland	2.0%
Netherlands	1.6%
Bermuda	1.4%
Switzerland	1.3%
Sweden	1.1%
Spain	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,915) - See accompanying schedule: Unaffiliated issuers (cost $6,810,126)	$ 8,029,350
Fidelity Central Funds (cost $205,250)	205,250
Other affiliated issuers (cost $23,790)	11,834
Total Investments (cost $7,039,166)		$ 8,246,434
Cash		9
Foreign currency held at value (cost $455)		455
Receivable for investments sold Regular delivery		88,819
Delayed delivery		4,457
Receivable for fund shares sold		4,074
Dividends receivable		3,595
Interest receivable		126
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		17
Other receivables		733
Total assets		8,348,760

Liabilities
Payable for investments purchased	$ 36,779
Payable for fund shares redeemed	6,781
Accrued management fee	2,504
Payable for daily variation margin for derivative instruments	214
Other affiliated payables	1,127
Other payables and accrued expenses	541
Collateral on securities loaned, at value	8,247
Total liabilities		56,193

Net Assets		$ 8,292,567
Net Assets consist of:
Paid in capital		$ 6,149,952
Distributions in excess of net investment income		(3,012)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		938,047
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,207,580
Net Assets		$ 8,292,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($6,538,229 ÷ 191,147 shares)	$ 34.21

Class K: Net Asset Value, offering price and redemption price per share ($1,754,338 ÷ 51,323 shares)	$ 34.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 67,972
Interest		979
Income from Fidelity Central Funds		920
Total income		69,871

Expenses
Management fee Basic fee	$ 23,272
Performance adjustment	(7,345)
Transfer agent fees	6,340
Accounting and security lending fees	616
Custodian fees and expenses	184
Independent trustees' compensation	19
Registration fees	34
Audit	47
Legal	24
Interest	1
Miscellaneous	30
Total expenses before reductions	23,222
Expense reductions	(113)	23,109
Net investment income (loss)		46,762
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,148,004
Other affiliated issuers	(17,632)
Foreign currency transactions	(654)
Futures contracts	6,644
Total net realized gain (loss)		1,136,362
Change in net unrealized appreciation (depreciation) on: Investment securities	(560,497)
Assets and liabilities in foreign currencies	1
Futures contracts	319
Total change in net unrealized appreciation (depreciation)		(560,177)
Net gain (loss)		576,185
Net increase (decrease) in net assets resulting from operations		$ 622,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,762	$ 98,270
Net realized gain (loss)	1,136,362	698,723
Change in net unrealized appreciation (depreciation)	(560,177)	1,016,174
Net increase (decrease) in net assets resulting from operations	622,947	1,813,167
Distributions to shareholders from net investment income	(90,957)	(73,780)
Distributions to shareholders from net realized gain	(759,332)	(120,844)
Total distributions	(850,289)	(194,624)
Share transactions - net increase (decrease)	248,009	(472,835)
Total increase (decrease) in net assets	20,667	1,145,708

Net Assets
Beginning of period	8,271,900	7,126,192
End of period (including distributions in excess of net investment income of $3,012 and undistributed net investment income of $41,183, respectively)	$ 8,292,567	$ 8,271,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.33	$ 28.61	$ 28.96	$ 23.84	$ 20.25	$ 25.40
Income from Investment Operations
Net investment income (loss) D	.19	.40	.20	.12	.13 G	.24
Net realized and unrealized gain (loss)	2.29	7.12	(.41)	5.23	3.63	(4.01)
Total from investment operations	2.48	7.52	(.21)	5.35	3.76	(3.77)
Distributions from net investment income	(.37)	(.30)	(.12)	(.15)	(.12)	(.37)
Distributions from net realized gain	(3.23)	(.50)	(.02)	(.08)	(.05)	(1.01)
Total distributions	(3.60)	(.80)	(.14)	(.23)	(.17)	(1.38) J
Net asset value, end of period	$ 34.21	$ 35.33	$ 28.61	$ 28.96	$ 23.84	$ 20.25
Total Return B, C	7.67%	26.83%	(.67)%	22.57%	18.59%	(15.33)%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.63%	.91%	.93%	.93%	.62%
Expenses net of fee waivers, if any	.58% A	.63%	.91%	.93%	.93%	.62%
Expenses net of all reductions	.58% A	.62%	.91%	.93%	.92%	.62%
Net investment income (loss)	1.08% A	1.26%	.75%	.44%	.56% G	1.34%
Supplemental Data
Net assets, end of period (in millions)	$ 6,538	$ 6,633	$ 5,905	$ 9,309	$ 7,730	$ 6,603
Portfolio turnover rate F	132% A	69%	63% I	67%	85%	177%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind. J Total distributions of $1.38 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.34	$ 28.62	$ 28.98	$ 23.86	$ 20.26	$ 25.41
Income from Investment Operations
Net investment income (loss) D	.21	.45	.25	.17	.18 G	.26
Net realized and unrealized gain (loss)	2.27	7.12	(.43)	5.22	3.63	(4.00)
Total from investment operations	2.48	7.57	(.18)	5.39	3.81	(3.74)
Distributions from net investment income	(.42)	(.35)	(.17)	(.20)	(.16)	(.41)
Distributions from net realized gain	(3.23)	(.50)	(.02)	(.08)	(.05)	(1.01)
Total distributions	(3.64) M	(.85)	(.18) L	(.27) K	(.21)	(1.41) J
Net asset value, end of period	$ 34.18	$ 35.34	$ 28.62	$ 28.98	$ 23.86	$ 20.26
Total Return B, C	7.70%	27.04%	(.52)%	22.79%	18.86%	(15.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.48%	.75%	.78%	.72%	.40%
Expenses net of fee waivers, if any	.45% A	.48%	.75%	.78%	.72%	.40%
Expenses net of all reductions	.44% A	.47%	.75%	.77%	.71%	.39%
Net investment income (loss)	1.21% A	1.41%	.91%	.60%	.76% G	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 1,754	$ 1,639	$ 1,221	$ 634	$ 355	$ 202
Portfolio turnover rate F	132% A	69%	63% I	67%	85%	177%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind. J Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share. K Total distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share. L Total distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share. M Total distributions of $3.64 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $3.225 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, equity-debt classifications, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,374,849
Gross unrealized depreciation	(171,201)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,203,648

Tax cost	$ 7,042,786

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,644 and a change in net unrealized appreciation (depreciation) of $319 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,438,180 and $6,195,901, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	$ 5,940.18
Class K	400.05
	$ 6,340

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $146 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,376.36%		$ 1

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no

Semiannual Report

8. Security Lending - continued

security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $875, including $12 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $70 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred and thirty-three dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $43.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Dividend Growth	$ 70,701	$ 58,843
Class K	20,256	14,937
Total	$ 90,957	$ 73,780
From net realized gain
Dividend Growth	$ 606,892	$ 99,450
Class K	152,440	21,394
Total	$ 759,332	$ 120,844

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Dividend Growth
Shares sold	6,706	18,652	$ 232,341	$ 585,373
Reinvestment of distributions	19,201	4,994	630,031	147,845
Shares redeemed	(22,475)	(42,352)	(776,990)	(1,323,760)
Net increase (decrease)	3,432	(18,706)	$ 85,382	$ (590,542)
Class K
Shares sold	5,551	13,098	$ 193,337	$ 414,093
Reinvestment of distributions	5,265	1,228	172,696	36,331
Shares redeemed	(5,885)	(10,587)	(203,406)	(332,717)
Net increase (decrease)	4,931	3,739	$ 162,627	$ 117,707

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118 for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DGF-USAN-0314
1.789283.111

Fidelity®

Dividend Growth

Fund -

Class K

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Dividend Growth	.58%
Actual		$ 1,000.00	$ 1,076.70	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96
Class K	.45%
Actual		$ 1,000.00	$ 1,077.00	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	2.8
Exxon Mobil Corp.	2.8	0.0
Microsoft Corp.	2.6	0.7
Google, Inc. Class A	2.4	1.6
Wells Fargo & Co.	2.2	1.7
JPMorgan Chase & Co.	2.1	1.4
Chevron Corp.	2.1	0.0
Johnson & Johnson	2.0	1.3
Procter & Gamble Co.	1.9	1.4
Comcast Corp. Class A	1.9	1.0
	23.0
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	16.8
Financials	14.7	16.1
Consumer Discretionary	13.1	12.9
Health Care	11.8	13.8
Consumer Staples	11.7	10.4
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks and Equity Futures 97.4%		Stocks 98.6%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.2%		Convertible Securities 0.6%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	17.0%	** Foreign investments	18.4%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.0%
Delphi Automotive PLC	489,076	$ 29,780
Johnson Controls, Inc.	1,135,036	52,348
		82,128
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,667,720	50,699
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	1,239,893	59,961
Las Vegas Sands Corp.	156,545	11,979
Red Robin Gourmet Burgers, Inc. (a)	18,512	1,193
Sonic Corp. (a)	988,557	17,586
Wyndham Worldwide Corp.	348,191	24,701
		115,420
Household Durables - 0.4%
Taylor Wimpey PLC	15,841,637	29,219
Media - 4.7%
Atresmedia Corporacion de Medios de Comunicacion SA (a)(d)	2,905,766	54,670
CBS Corp. Class B	972,542	57,108
Comcast Corp. Class A	2,913,396	158,634
MDC Partners, Inc. Class A (sub. vtg.)	1,085,908	26,094
Time Warner, Inc.	1,472,517	92,518
		389,024
Specialty Retail - 3.2%
Foot Locker, Inc.	1,030,979	39,796
Home Depot, Inc.	1,110,687	85,356
Kingfisher PLC	6,631,736	40,293
Lewis Group Ltd.	2,716,066	14,573
Staples, Inc.	2,086,764	27,462
TJX Companies, Inc.	1,018,175	58,403
		265,883
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	644,364	46,942
VF Corp.	1,219,900	71,303
		118,245
TOTAL CONSUMER DISCRETIONARY		1,050,618
CONSUMER STAPLES - 11.7%
Beverages - 3.1%
Anheuser-Busch InBev SA NV	394,600	37,820
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp.	2,314,070	$ 18,201
Dr. Pepper Snapple Group, Inc.	1,451,408	69,493
The Coca-Cola Co.	3,411,513	129,023
		254,537
Food & Staples Retailing - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	813,300	60,003
Kroger Co.	2,431,803	87,788
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	571,201	33,306
Walgreen Co.	1,496,036	85,798
		266,895
Food Products - 1.1%
Archer Daniels Midland Co.	995,760	39,313
Bunge Ltd.	301,480	22,840
Greencore Group PLC	6,617,235	27,108
Hilton Food Group PLC	612,674	4,633
		93,894
Household Products - 2.4%
Procter & Gamble Co.	2,097,973	160,747
Svenska Cellulosa AB (SCA) (B Shares)	1,391,976	39,626
		200,373
Tobacco - 1.9%
British American Tobacco PLC (United Kingdom)	1,280,460	61,101
Japan Tobacco, Inc.	1,387,400	42,828
Lorillard, Inc.	987,756	48,617
		152,546
TOTAL CONSUMER STAPLES		968,245
ENERGY - 8.8%
Energy Equipment & Services - 0.7%
BW Offshore Ltd.	1,024,725	1,126
Essential Energy Services Ltd.	559,100	1,250
National Oilwell Varco, Inc.	697,342	52,308
		54,684
Oil, Gas & Consumable Fuels - 8.1%
Access Midstream Partners LP	786,836	44,102
BPZ Energy, Inc. (a)	2,730,178	5,460
Chevron Corp.	1,551,500	173,194
ConocoPhillips Co.	1,510,447	98,104
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	$ 0
Exxon Mobil Corp.	2,497,989	230,215
MPLX LP	749,222	34,472
Northern Oil & Gas, Inc. (a)(d)	1,907,290	27,732
Phillips 66 Partners LP	599,536	22,441
QEP Midstream Partners LP	34,135	816
Suncor Energy, Inc.	836,500	27,482
TAG Oil Ltd. (a)(e)	3,896,100	11,404
TAG Oil Ltd. (e)(f)	146,900	430
		675,852
TOTAL ENERGY		730,536
FINANCIALS - 14.6%
Capital Markets - 1.1%
BlackRock, Inc. Class A	134,480	40,407
Monex Group, Inc.	4,910,700	20,662
The Blackstone Group LP	961,334	31,484
		92,553
Commercial Banks - 4.1%
Nordea Bank AB	3,648,290	48,838
U.S. Bancorp	2,645,769	105,116
Wells Fargo & Co.	4,067,293	184,411
		338,365
Consumer Finance - 0.7%
Capital One Financial Corp.	840,467	59,345
Diversified Financial Services - 5.8%
Bank of America Corp.	7,900,427	132,332
Citigroup, Inc.	2,081,161	98,709
JPMorgan Chase & Co.	3,152,335	174,513
McGraw-Hill Companies, Inc.	966,527	73,495
		479,049
Insurance - 2.6%
Allied World Assurance Co. Holdings Ltd.	558,708	57,502
Aspen Insurance Holdings Ltd.	989,358	38,486
Axis Capital Holdings Ltd.	105,159	4,734
Everest Re Group Ltd.	265,750	38,470
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	377,014	$ 28,152
The Travelers Companies, Inc.	649,168	52,764
		220,108
Real Estate Management & Development - 0.1%
CSI Properties Ltd.	192,960,000	7,208
Thrifts & Mortgage Finance - 0.2%
WSFS Financial Corp.	215,577	15,478
TOTAL FINANCIALS		1,212,106
HEALTH CARE - 11.8%
Biotechnology - 3.7%
Amgen, Inc.	1,179,810	140,338
Gilead Sciences, Inc. (a)	1,453,841	117,252
Grifols SA ADR	710,569	28,146
KaloBios Pharmaceuticals, Inc.	178,210	556
Theravance, Inc. (a)(d)	582,399	21,444
		307,736
Health Care Equipment & Supplies - 0.5%
The Cooper Companies, Inc.	333,784	41,483
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	1,072,603	72,958
Emeritus Corp. (a)	418,817	9,235
Express Scripts Holding Co. (a)	601,957	44,960
McKesson Corp.	429,258	74,867
		202,020
Life Sciences Tools & Services - 0.1%
Lonza Group AG	96,192	9,671
Pharmaceuticals - 5.0%
AbbVie, Inc.	1,877,851	92,447
Bayer AG	212,120	28,005
Biodelivery Sciences International, Inc. (a)	1,723,638	13,531
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	253,903	1,438
warrants 9/25/17 (a)	932,200	5,097
Johnson & Johnson	1,920,643	169,919
Novo Nordisk A/S Series B	1,120,485	44,386
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. PLC	312,178	$ 48,594
Sanofi SA	126,750	12,391
		415,808
TOTAL HEALTH CARE		976,718
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
Precision Castparts Corp.	232,935	59,340
United Technologies Corp.	1,235,366	140,856
		200,196
Air Freight & Logistics - 0.7%
FedEx Corp.	442,652	59,014
Building Products - 0.3%
A.O. Smith Corp.	537,902	25,400
Commercial Services & Supplies - 0.2%
Iron Mountain, Inc.	636,355	16,806
Electrical Equipment - 2.1%
Eaton Corp. PLC	1,087,007	79,449
Generac Holdings, Inc.	489,194	23,545
Roper Industries, Inc.	511,482	70,196
		173,190
Industrial Conglomerates - 2.1%
Danaher Corp.	1,475,990	109,799
Koninklijke Philips Electronics NV	1,809,043	62,763
		172,562
Machinery - 0.6%
Manitowoc Co., Inc.	1,029,375	29,286
Weg SA	1,456,000	16,531
		45,817
Professional Services - 0.7%
Dun & Bradstreet Corp.	538,702	59,257
Road & Rail - 1.2%
CSX Corp.	805,322	21,671
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	174,220	$ 16,131
Union Pacific Corp.	370,265	64,515
		102,317
TOTAL INDUSTRIALS		854,559
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	3,715,986	81,417
QUALCOMM, Inc.	1,396,783	103,669
		185,086
Computers & Peripherals - 3.0%
Apple, Inc.	492,274	246,435
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	722,694	40,839
Internet Software & Services - 2.4%
Google, Inc. Class A (a)	172,312	203,495
Velti PLC (k)	1,639,166	58
		203,553
IT Services - 5.5%
Amdocs Ltd.	497,082	21,504
ASAC II LP (k)	2,514,134	28,710
Computer Sciences Corp.	830,861	50,192
Fidelity National Information Services, Inc.	1,335,150	67,692
MasterCard, Inc. Class A	1,409,580	106,677
Total System Services, Inc.	2,017,131	60,272
Visa, Inc. Class A	554,773	119,515
		454,562
Office Electronics - 0.4%
Xerox Corp.	3,088,134	33,506
Software - 5.3%
Activision Blizzard, Inc.	1,709,717	29,287
Comverse, Inc. (a)	1,099,013	39,608
Electronic Arts, Inc. (a)	904,586	23,881
Microsoft Corp.	5,702,416	215,836
Oracle Corp.	3,515,560	129,724
		438,336
TOTAL INFORMATION TECHNOLOGY		1,602,317
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.5%
Chemicals - 2.8%
Cabot Corp.	650,048	$ 31,638
Chemtura Corp. (a)	1,614,890	40,501
Eastman Chemical Co.	348,999	27,208
LyondellBasell Industries NV Class A	752,038	59,231
Potash Corp. of Saskatchewan, Inc.	1,302,300	40,832
W.R. Grace & Co. (a)	311,091	29,342
		228,752
Containers & Packaging - 0.6%
Nampak Ltd.	7,552,192	23,578
Rock-Tenn Co. Class A	291,364	29,568
		53,146
Metals & Mining - 0.1%
Ivanhoe Mines Ltd. (a)(f)(h)	4,983,960	7,249
TOTAL MATERIALS		289,147
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Altice S.A. (a)	122,900	4,737
Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	485,071	13,107
Vodafone Group PLC	11,043,500	40,924
		54,031
TOTAL TELECOMMUNICATION SERVICES		58,768
UTILITIES - 2.6%
Electric Utilities - 1.4%
ITC Holdings Corp.	238,532	24,688
NextEra Energy, Inc.	719,141	66,111
Xcel Energy, Inc.	983,752	28,440
		119,239
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.2%
CMS Energy Corp.	1,682,545	$ 46,758
Sempra Energy	580,321	53,802
		100,560
TOTAL UTILITIES		219,799
TOTAL COMMON STOCKS (Cost $6,757,086)		7,962,813
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (a)(k)	276,749	9,659
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	110,328	27,982
TOTAL PREFERRED STOCKS (Cost $35,357)		37,641
Convertible Bonds - 0.1%
		Principal Amount (000s) (j)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		$ 7,356	6,368
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (k)		5,003	5,003
TOTAL CONVERTIBLE BONDS (Cost $12,359)			11,371
U.S. Treasury Obligations - 0.2%
		Principal Amount (000s) (j)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 2/27/14 (i) (Cost $18,440)		$ 18,440	$ 18,440
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $10,674)	EUR	6,950	10,919
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	197,002,956	197,003
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	8,247,400	8,247
TOTAL MONEY MARKET FUNDS (Cost $205,250)		205,250
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $7,039,166)		8,246,434
NET OTHER ASSETS (LIABILITIES) - 0.6%		46,133
NET ASSETS - 100%		$ 8,292,567
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
929 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 82,523	$ 319

The face value of futures purchased as a percentage of net assets is 1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,598,000 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) A portion of the security sold on a delayed delivery basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,235,000.
(j) Amount is stated in United States dollars unless otherwise noted.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,430,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 25,141
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/13	$ 5,003
Mobileye NV Series F	8/15/13	$ 9,659
Velti PLC	4/19/13	$ 2,459
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 45
Fidelity Securities Lending Cash Central Fund	875
Total	$ 920
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double Eagle Petroleum Co.	$ 3,050	$ -	$ 2,039	$ -	$ -
PICO Holdings, Inc.	26,509	-	27,964	-	-
TAG Oil Ltd.	13,370	1,311	-	-	11,404
TAG Oil Ltd. (144A)	548	-	-	-	430
Total	$ 43,477	$ 1,311	$ 30,003	$ -	$ 11,834
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,078,600	$ 1,078,600	$ -	$ -
Consumer Staples	968,245	826,496	141,749	-
Energy	730,536	730,536	-	-
Financials	1,212,106	1,191,444	20,662	-
Health Care	976,718	913,406	63,312	-
Industrials	854,559	791,796	62,763	-
Information Technology	1,611,976	1,573,549	58	38,369
Materials	289,147	289,147	-	-
Telecommunication Services	58,768	17,844	40,924	-
Utilities	219,799	219,799	-	-
Corporate Bonds	11,371	-	6,368	5,003
U.S. Government and Government Agency Obligations	18,440	-	18,440	-
Preferred Securities	10,919	-	10,919	-
Money Market Funds	205,250	205,250	-	-
Total Investments in Securities:	$ 8,246,434	$ 7,837,867	$ 365,195	$ 43,372
Derivative Instruments:
Assets
Futures Contracts	$ 319	$ 319	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000's)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 319	$ -
Total Value of Derivatives	$ 319	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.0%
Canada	2.2%
United Kingdom	2.2%
Ireland	2.0%
Netherlands	1.6%
Bermuda	1.4%
Switzerland	1.3%
Sweden	1.1%
Spain	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,915) - See accompanying schedule: Unaffiliated issuers (cost $6,810,126)	$ 8,029,350
Fidelity Central Funds (cost $205,250)	205,250
Other affiliated issuers (cost $23,790)	11,834
Total Investments (cost $7,039,166)		$ 8,246,434
Cash		9
Foreign currency held at value (cost $455)		455
Receivable for investments sold Regular delivery		88,819
Delayed delivery		4,457
Receivable for fund shares sold		4,074
Dividends receivable		3,595
Interest receivable		126
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		17
Other receivables		733
Total assets		8,348,760

Liabilities
Payable for investments purchased	$ 36,779
Payable for fund shares redeemed	6,781
Accrued management fee	2,504
Payable for daily variation margin for derivative instruments	214
Other affiliated payables	1,127
Other payables and accrued expenses	541
Collateral on securities loaned, at value	8,247
Total liabilities		56,193

Net Assets		$ 8,292,567
Net Assets consist of:
Paid in capital		$ 6,149,952
Distributions in excess of net investment income		(3,012)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		938,047
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,207,580
Net Assets		$ 8,292,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($6,538,229 ÷ 191,147 shares)	$ 34.21

Class K: Net Asset Value, offering price and redemption price per share ($1,754,338 ÷ 51,323 shares)	$ 34.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 67,972
Interest		979
Income from Fidelity Central Funds		920
Total income		69,871

Expenses
Management fee Basic fee	$ 23,272
Performance adjustment	(7,345)
Transfer agent fees	6,340
Accounting and security lending fees	616
Custodian fees and expenses	184
Independent trustees' compensation	19
Registration fees	34
Audit	47
Legal	24
Interest	1
Miscellaneous	30
Total expenses before reductions	23,222
Expense reductions	(113)	23,109
Net investment income (loss)		46,762
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,148,004
Other affiliated issuers	(17,632)
Foreign currency transactions	(654)
Futures contracts	6,644
Total net realized gain (loss)		1,136,362
Change in net unrealized appreciation (depreciation) on: Investment securities	(560,497)
Assets and liabilities in foreign currencies	1
Futures contracts	319
Total change in net unrealized appreciation (depreciation)		(560,177)
Net gain (loss)		576,185
Net increase (decrease) in net assets resulting from operations		$ 622,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,762	$ 98,270
Net realized gain (loss)	1,136,362	698,723
Change in net unrealized appreciation (depreciation)	(560,177)	1,016,174
Net increase (decrease) in net assets resulting from operations	622,947	1,813,167
Distributions to shareholders from net investment income	(90,957)	(73,780)
Distributions to shareholders from net realized gain	(759,332)	(120,844)
Total distributions	(850,289)	(194,624)
Share transactions - net increase (decrease)	248,009	(472,835)
Total increase (decrease) in net assets	20,667	1,145,708

Net Assets
Beginning of period	8,271,900	7,126,192
End of period (including distributions in excess of net investment income of $3,012 and undistributed net investment income of $41,183, respectively)	$ 8,292,567	$ 8,271,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.33	$ 28.61	$ 28.96	$ 23.84	$ 20.25	$ 25.40
Income from Investment Operations
Net investment income (loss) D	.19	.40	.20	.12	.13 G	.24
Net realized and unrealized gain (loss)	2.29	7.12	(.41)	5.23	3.63	(4.01)
Total from investment operations	2.48	7.52	(.21)	5.35	3.76	(3.77)
Distributions from net investment income	(.37)	(.30)	(.12)	(.15)	(.12)	(.37)
Distributions from net realized gain	(3.23)	(.50)	(.02)	(.08)	(.05)	(1.01)
Total distributions	(3.60)	(.80)	(.14)	(.23)	(.17)	(1.38) J
Net asset value, end of period	$ 34.21	$ 35.33	$ 28.61	$ 28.96	$ 23.84	$ 20.25
Total Return B, C	7.67%	26.83%	(.67)%	22.57%	18.59%	(15.33)%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.63%	.91%	.93%	.93%	.62%
Expenses net of fee waivers, if any	.58% A	.63%	.91%	.93%	.93%	.62%
Expenses net of all reductions	.58% A	.62%	.91%	.93%	.92%	.62%
Net investment income (loss)	1.08% A	1.26%	.75%	.44%	.56% G	1.34%
Supplemental Data
Net assets, end of period (in millions)	$ 6,538	$ 6,633	$ 5,905	$ 9,309	$ 7,730	$ 6,603
Portfolio turnover rate F	132% A	69%	63% I	67%	85%	177%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind. J Total distributions of $1.38 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.34	$ 28.62	$ 28.98	$ 23.86	$ 20.26	$ 25.41
Income from Investment Operations
Net investment income (loss) D	.21	.45	.25	.17	.18 G	.26
Net realized and unrealized gain (loss)	2.27	7.12	(.43)	5.22	3.63	(4.00)
Total from investment operations	2.48	7.57	(.18)	5.39	3.81	(3.74)
Distributions from net investment income	(.42)	(.35)	(.17)	(.20)	(.16)	(.41)
Distributions from net realized gain	(3.23)	(.50)	(.02)	(.08)	(.05)	(1.01)
Total distributions	(3.64) M	(.85)	(.18) L	(.27) K	(.21)	(1.41) J
Net asset value, end of period	$ 34.18	$ 35.34	$ 28.62	$ 28.98	$ 23.86	$ 20.26
Total Return B, C	7.70%	27.04%	(.52)%	22.79%	18.86%	(15.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.48%	.75%	.78%	.72%	.40%
Expenses net of fee waivers, if any	.45% A	.48%	.75%	.78%	.72%	.40%
Expenses net of all reductions	.44% A	.47%	.75%	.77%	.71%	.39%
Net investment income (loss)	1.21% A	1.41%	.91%	.60%	.76% G	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 1,754	$ 1,639	$ 1,221	$ 634	$ 355	$ 202
Portfolio turnover rate F	132% A	69%	63% I	67%	85%	177%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Portfolio turnover rate excludes securities received or delivered in-kind. J Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share. K Total distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share. L Total distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share. M Total distributions of $3.64 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $3.225 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, equity-debt classifications, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,374,849
Gross unrealized depreciation	(171,201)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,203,648

Tax cost	$ 7,042,786

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,644 and a change in net unrealized appreciation (depreciation) of $319 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,438,180 and $6,195,901, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	$ 5,940.18
Class K	400.05
	$ 6,340

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $146 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,376.36%		$ 1

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no

Semiannual Report

8. Security Lending - continued

security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $875, including $12 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $70 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred and thirty-three dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $43.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Dividend Growth	$ 70,701	$ 58,843
Class K	20,256	14,937
Total	$ 90,957	$ 73,780
From net realized gain
Dividend Growth	$ 606,892	$ 99,450
Class K	152,440	21,394
Total	$ 759,332	$ 120,844

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Dividend Growth
Shares sold	6,706	18,652	$ 232,341	$ 585,373
Reinvestment of distributions	19,201	4,994	630,031	147,845
Shares redeemed	(22,475)	(42,352)	(776,990)	(1,323,760)
Net increase (decrease)	3,432	(18,706)	$ 85,382	$ (590,542)
Class K
Shares sold	5,551	13,098	$ 193,337	$ 414,093
Reinvestment of distributions	5,265	1,228	172,696	36,331
Shares redeemed	(5,885)	(10,587)	(203,406)	(332,717)
Net increase (decrease)	4,931	3,739	$ 162,627	$ 117,707

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DGF-K-USAN-0314
1.863067.105

Fidelity®

Growth & Income

Portfolio -
Class K

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Growth and Income	.65%
Actual		$ 1,000.00	$ 1,048.80	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,021.93	$ 3.31
Class K	.52%
Actual		$ 1,000.00	$ 1,049.50	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.8
Apple, Inc.	3.5	3.3
Microsoft Corp.	3.0	2.3
General Electric Co.	3.0	2.9
Chevron Corp.	2.5	2.6
Google, Inc. Class A	2.5	1.8
Citigroup, Inc.	2.1	2.1
Procter & Gamble Co.	1.9	2.0
Comcast Corp. Class A	1.9	1.8
Wells Fargo & Co.	1.8	2.4
	26.0
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.6	16.9
Financials	19.3	20.4
Health Care	12.6	13.5
Consumer Staples	12.3	10.8
Energy	11.4	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 98.9%		Stocks 98.8%
	Convertible Securities 1.1%		Convertible Securities 1.1%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities)† (0.1)%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	13.0%	** Foreign investments	11.5%
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Distributors - 0.1%
LKQ Corp. (a)	191,238	$ 5,177
Diversified Consumer Services - 0.3%
H&R Block, Inc.	755,107	22,955
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	662,661	62,403
Yum! Brands, Inc.	665,294	44,674
		107,077
Leisure Equipment & Products - 0.1%
Mattel, Inc.	236,428	8,946
Media - 3.3%
Comcast Corp. Class A	2,437,000	132,695
Scripps Networks Interactive, Inc. Class A	76,289	5,532
Sinclair Broadcast Group, Inc. Class A	294,382	9,249
Time Warner, Inc.	1,391,117	87,404
		234,880
Multiline Retail - 1.9%
Kohl's Corp.	140,885	7,133
Target Corp.	2,243,542	127,074
		134,207
Specialty Retail - 1.6%
H&M Hennes & Mauritz AB (B Shares)	114,523	4,937
Lewis Group Ltd.	455,769	2,445
Lowe's Companies, Inc.	2,199,279	101,805
Staples, Inc.	624,540	8,219
		117,406
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	92,000	10,285
Coach, Inc.	120,399	5,766
Li & Fung Ltd.	7,002,000	9,740
		25,791
TOTAL CONSUMER DISCRETIONARY		656,439
CONSUMER STAPLES - 12.3%
Beverages - 3.2%
C&C Group PLC	763	4
Diageo PLC	804,488	23,858
Dr. Pepper Snapple Group, Inc.	52,500	2,514
Molson Coors Brewing Co. Class B	303,712	15,987
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	622,227	$ 50,002
Pernod Ricard SA	51,800	5,564
Remy Cointreau SA	125,200	9,351
SABMiller PLC	334,848	15,083
The Coca-Cola Co.	2,760,603	104,406
		226,769
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	573,204	38,817
Jeronimo Martins SGPS SA	543,900	9,320
Kroger Co.	344,471	12,435
Sysco Corp.	225,428	7,908
Walgreen Co.	1,602,387	91,897
		160,377
Food Products - 1.1%
Danone SA	212,895	14,055
Kellogg Co.	857,554	49,721
Mead Johnson Nutrition Co. Class A	84,850	6,524
Unilever NV (Certificaten Van Aandelen) (Bearer)	191,700	7,153
		77,453
Household Products - 2.5%
Kimberly-Clark Corp.	332,043	36,316
Procter & Gamble Co.	1,784,315	136,714
Svenska Cellulosa AB (SCA) (B Shares)	271,591	7,731
		180,761
Tobacco - 3.3%
British American Tobacco PLC sponsored ADR	1,103,238	105,900
Lorillard, Inc.	1,482,799	72,983
Philip Morris International, Inc.	764,851	59,765
		238,648
TOTAL CONSUMER STAPLES		884,008
ENERGY - 11.2%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	419,223	21,116
Halliburton Co.	417,821	20,477
Schlumberger Ltd.	452,219	39,601
		81,194
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.1%
Access Midstream Partners LP	278,133	$ 15,589
Apache Corp.	539,290	43,283
Atlas Pipeline Partners LP	710,239	23,743
BG Group PLC	2,135,964	35,886
Canadian Natural Resources Ltd.	1,447,400	47,460
Chevron Corp.	1,602,496	178,887
Eni SpA	295,400	6,708
Exxon Mobil Corp.	410,911	37,870
Imperial Oil Ltd.	500,100	20,453
Magellan Midstream Partners LP	23,621	1,570
Markwest Energy Partners LP	623,582	43,769
MPLX LP	79,909	3,677
Occidental Petroleum Corp.	1,368,337	119,825
Peabody Energy Corp.	112,800	1,923
Royal Dutch Shell PLC Class A (United Kingdom)	259,120	8,976
Suncor Energy, Inc.	1,854,750	60,934
The Williams Companies, Inc.	1,534,323	62,125
Western Gas Partners LP	160,200	9,525
		722,203
TOTAL ENERGY		803,397
FINANCIALS - 19.2%
Capital Markets - 3.6%
Apollo Investment Corp.	132,103	1,115
Ares Capital Corp.	82,900	1,468
Ashmore Group PLC	1,092,278	5,843
Charles Schwab Corp.	2,650,588	65,788
Greenhill & Co., Inc.	78,400	4,073
KKR & Co. LP	1,299,147	31,322
Morgan Stanley	1,832,097	54,065
Northern Trust Corp.	682,464	41,098
State Street Corp.	789,727	52,872
		257,644
Commercial Banks - 5.2%
Comerica, Inc.	435,812	19,960
Erste Group Bank AG	194,550	7,086
M&T Bank Corp.	57,588	6,422
Nordea Bank AB	533,400	7,140
PNC Financial Services Group, Inc.	701,154	56,008
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	3,166,011	$ 64,537
SunTrust Banks, Inc.	360,166	13,333
U.S. Bancorp	1,778,973	70,679
Wells Fargo & Co.	2,845,956	129,036
		374,201
Consumer Finance - 0.1%
SLM Corp.	460,885	10,490
Diversified Financial Services - 7.6%
Bank of America Corp.	6,078,646	101,817
Citigroup, Inc.	3,167,730	150,245
JPMorgan Chase & Co.	5,003,845	277,016
KKR Financial Holdings LLC	1,769,575	21,412
		550,490
Insurance - 1.6%
Arthur J. Gallagher & Co.	174,600	8,072
Brasil Insurance Participacoes e Administracao SA	269,600	2,117
Marsh & McLennan Companies, Inc.	221,388	10,120
MetLife, Inc.	1,670,374	81,932
MetLife, Inc. unit (a)	316,400	9,233
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	84,000	681
		112,155
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.	102,300	7,174
CBL & Associates Properties, Inc.	928,609	15,777
First Potomac Realty Trust	160,248	2,093
Sun Communities, Inc.	552,314	25,821
		50,865
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(h)	254,400	5,406
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	1,404,968	20,906
TOTAL FINANCIALS		1,382,157
HEALTH CARE - 11.8%
Biotechnology - 1.1%
Amgen, Inc.	639,803	76,105
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	308,004	11,291
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ansell Ltd.	266,311	$ 4,464
Coloplast A/S Series B	61,600	4,622
ResMed, Inc. (e)	363,667	15,860
St. Jude Medical, Inc.	430,400	26,138
Stryker Corp.	317,088	24,606
The Cooper Companies, Inc.	64,904	8,066
Zimmer Holdings, Inc.	190,310	17,883
		112,930
Health Care Providers & Services - 2.9%
Aetna, Inc.	384,198	26,252
Fresenius Medical Care AG & Co. KGaA	135,000	9,514
McKesson Corp.	272,287	47,490
Patterson Companies, Inc.	289,770	11,579
Quest Diagnostics, Inc.	958,284	50,310
UnitedHealth Group, Inc.	638,476	46,149
WellPoint, Inc.	202,988	17,457
		208,751
Health Care Technology - 0.2%
Quality Systems, Inc.	678,454	12,490
Life Sciences Tools & Services - 0.1%
Lonza Group AG	105,834	10,640
Pharmaceuticals - 5.9%
AbbVie, Inc.	690,201	33,979
AstraZeneca PLC sponsored ADR	372,096	23,628
GlaxoSmithKline PLC sponsored ADR	1,208,493	62,286
Johnson & Johnson	1,145,969	101,384
Merck & Co., Inc.	1,913,338	101,350
Novartis AG sponsored ADR	508,341	40,195
Sanofi SA	258,020	25,224
Teva Pharmaceutical Industries Ltd. sponsored ADR	885,104	39,502
		427,548
TOTAL HEALTH CARE		848,464
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	92,635	8,451
Meggitt PLC	338,900	2,872
Rolls-Royce Group PLC	327,100	6,383
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	595,789	$ 74,629
United Technologies Corp.	410,982	46,860
		139,195
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	504,073	29,508
United Parcel Service, Inc. Class B	842,204	80,203
		109,711
Commercial Services & Supplies - 0.3%
ADT Corp.	47,500	1,427
KAR Auction Services, Inc.	360,000	10,015
Ritchie Brothers Auctioneers, Inc. (e)	381,840	8,777
		20,219
Electrical Equipment - 0.5%
General Cable Corp.	174,058	4,966
Hubbell, Inc. Class B	234,139	27,331
Schneider Electric SA	62,300	5,032
		37,329
Industrial Conglomerates - 3.0%
General Electric Co.	8,510,580	213,871
Machinery - 0.7%
Caterpillar, Inc.	98,001	9,203
Cummins, Inc.	38,920	4,942
Ingersoll-Rand PLC	399,810	23,505
ITT Corp.	243,085	9,954
		47,604
Professional Services - 0.5%
Acacia Research Corp.	514,902	7,116
Amadeus Fire AG	40,093	3,238
Bureau Veritas SA	615,241	16,011
Michael Page International PLC	820,968	6,008
		32,373
Road & Rail - 1.9%
CSX Corp.	2,499,420	67,259
J.B. Hunt Transport Services, Inc.	419,845	31,509
Norfolk Southern Corp.	378,399	35,036
TransForce, Inc.	50,200	1,075
		134,879
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	161,396	$ 6,099
Beijer (G&L) AG Series B	77,276	1,480
Brenntag AG	24,800	4,281
MSC Industrial Direct Co., Inc. Class A	126,435	10,623
W.W. Grainger, Inc.	111,607	26,170
Watsco, Inc.	129,714	12,274
		60,927
TOTAL INDUSTRIALS		796,108
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.4%
Cisco Systems, Inc.	4,888,352	107,104
QUALCOMM, Inc.	832,046	61,754
		168,858
Computers & Peripherals - 3.8%
Apple, Inc.	510,633	255,623
EMC Corp.	759,565	18,412
		274,035
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	164,600	9,302
Internet Software & Services - 2.8%
Google, Inc. Class A (a)	150,207	177,390
Yahoo!, Inc. (a)	715,995	25,790
		203,180
IT Services - 5.5%
Accenture PLC Class A	212,045	16,938
Cognizant Technology Solutions Corp. Class A (a)	391,136	37,909
Computer Sciences Corp.	131,278	7,931
Fidelity National Information Services, Inc.	463,836	23,516
IBM Corp.	174,804	30,884
MasterCard, Inc. Class A	953,100	72,131
Paychex, Inc.	2,459,457	102,854
The Western Union Co.	1,949,680	30,025
Visa, Inc. Class A	341,771	73,628
		395,816
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	545,340	18,231
Analog Devices, Inc.	342,465	16,531
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	2,117,149	$ 35,610
Broadcom Corp. Class A	1,344,482	40,012
Maxim Integrated Products, Inc.	503,461	15,235
		125,619
Software - 3.2%
Microsoft Corp.	5,817,299	220,185
Oracle Corp.	328,153	12,109
		232,294
TOTAL INFORMATION TECHNOLOGY		1,409,104
MATERIALS - 2.3%
Chemicals - 2.3%
Airgas, Inc.	218,825	22,591
E.I. du Pont de Nemours & Co.	376,475	22,969
FMC Corp.	215,440	15,217
Johnson Matthey PLC	90,795	4,823
Monsanto Co.	503,915	53,692
Potash Corp. of Saskatchewan, Inc.	343,400	10,767
Royal DSM NV	194,100	12,861
Syngenta AG (Switzerland)	57,348	20,274
Tronox Ltd. Class A	186,200	4,089
		167,283
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
CenturyLink, Inc.	203,694	5,879
Verizon Communications, Inc.	2,156,274	103,544
		109,423
UTILITIES - 0.8%
Electric Utilities - 0.5%
Ceske Energeticke Zavody A/S	125,700	3,171
Duke Energy Corp.	70,679	4,991
EDF SA	105,600	3,592
Hawaiian Electric Industries, Inc.	271,833	7,073
ITC Holdings Corp.	68,909	7,132
Northeast Utilities	100,672	4,409
Southern Co.	192,700	7,947
		38,315
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
E.ON AG	424,300	$ 7,708
Sempra Energy	143,579	13,311
		21,019
TOTAL UTILITIES		59,334
TOTAL COMMON STOCKS (Cost $5,797,364)		7,115,717
Convertible Preferred Stocks - 0.9%

HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	189,025	55,674
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	110,600	7,126
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,104)		62,800
Convertible Bonds - 0.2%
		Principal Amount (000s) (d)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17		$ 5,615	4,861
5% 10/15/18 (h)		2,800	2,408
Peabody Energy Corp. 4.75% 12/15/41		7,660	5,984
			13,253
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Volcano Corp. 1.75% 12/1/17		3,640	3,627
TOTAL CONVERTIBLE BONDS (Cost $17,810)			16,880
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $4,623)	EUR	3,010	$ 4,731
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	3,718,273	3,718
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	27,311,070	27,311
TOTAL MONEY MARKET FUNDS (Cost $31,029)		31,029
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,902,930)		7,231,157
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(37,411)
NET ASSETS - 100%		$ 7,193,746
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,731,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,814,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13	$ 2,800
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,088
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	143
Total	$ 145
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 656,439	$ 656,439	$ -	$ -
Consumer Staples	884,008	838,942	45,066	-
Energy	803,397	787,713	15,684	-
Financials	1,382,157	1,367,518	9,233	5,406
Health Care	904,138	864,936	39,202	-
Industrials	803,234	803,234	-	-
Information Technology	1,409,104	1,409,104	-	-
Materials	167,283	147,009	20,274	-
Telecommunication Services	109,423	109,423	-	-
Utilities	59,334	59,334	-	-
Corporate Bonds	16,880	-	16,880	-
Preferred Securities	4,731	-	4,731	-
Money Market Funds	31,029	31,029	-	-
Total Investments in Securities:	$ 7,231,157	$ 7,074,681	$ 151,070	$ 5,406
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.0%
United Kingdom	5.4%
Canada	2.1%
Switzerland	1.1%
France	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,989) - See accompanying schedule: Unaffiliated issuers (cost $5,871,901)	$ 7,200,128
Fidelity Central Funds (cost $31,029)	31,029
Total Investments (cost $5,902,930)		$ 7,231,157
Foreign currency held at value (cost $1,111)		1,110
Receivable for investments sold		87,276
Receivable for fund shares sold		3,770
Dividends receivable		6,775
Interest receivable		168
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		15
Other receivables		708
Total assets		7,331,007

Liabilities
Payable to custodian bank	$ 425
Payable for investments purchased	95,455
Payable for fund shares redeemed	9,466
Accrued management fee	2,791
Other affiliated payables	1,044
Other payables and accrued expenses	769
Collateral on securities loaned, at value	27,311
Total liabilities		137,261

Net Assets		$ 7,193,746
Net Assets consist of:
Paid in capital		$ 9,763,677
Undistributed net investment income		325
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,898,517)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,328,261
Net Assets		$ 7,193,746
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Growth and Income: Net Asset Value, offering price and redemption price per share ($6,175,910 ÷ 231,683 shares)	$ 26.66

Class K: Net Asset Value, offering price and redemption price per share ($1,017,836 ÷ 38,205 shares)	$ 26.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 83,955
Interest		339
Income from Fidelity Central Funds		145
Total income		84,439

Expenses
Management fee	$ 16,348
Transfer agent fees	5,664
Accounting and security lending fees	588
Custodian fees and expenses	105
Independent trustees' compensation	17
Appreciation in deferred trustee compensation account	1
Registration fees	60
Audit	52
Legal	26
Interest	4
Miscellaneous	24
Total expenses before reductions	22,889
Expense reductions	(76)	22,813
Net investment income (loss)		61,626
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	374,897
Foreign currency transactions	(73)
Total net realized gain (loss)		374,824
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,401)
Assets and liabilities in foreign currencies	33
Total change in net unrealized appreciation (depreciation)		(93,368)
Net gain (loss)		281,456
Net increase (decrease) in net assets resulting from operations		$ 343,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,626	$ 127,482
Net realized gain (loss)	374,824	486,610
Change in net unrealized appreciation (depreciation)	(93,368)	1,017,939
Net increase (decrease) in net assets resulting from operations	343,082	1,632,031
Distributions to shareholders from net investment income	(66,267)	(120,664)
Distributions to shareholders from net realized gain	(1,626)	(7,383)
Total distributions	(67,893)	(128,047)
Share transactions - net increase (decrease)	(157,505)	(42,531)
Total increase (decrease) in net assets	117,684	1,461,453

Net Assets
Beginning of period	7,076,062	5,614,609
End of period (including undistributed net investment income of $325 and undistributed net investment income of $4,966, respectively)	$ 7,193,746	$ 7,076,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth and Income

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.66	$ 20.13	$ 18.58	$ 15.75	$ 14.38	$ 21.88
Income from Investment Operations
Net investment income (loss) D	.22	.46	.36	.20	.10	.15
Net realized and unrealized gain (loss)	1.03	5.54	1.55	2.82	1.37	(7.43)
Total from investment operations	1.25	6.00	1.91	3.02	1.47	(7.28)
Distributions from net investment income	(.24)	(.44)	(.35)	(.19)	(.10)	(.19)
Distributions from net realized gain	(.01)	(.03)	(.01)	-	(.01)	(.03)
Total distributions	(.25)	(.47)	(.36)	(.19)	(.10) H	(.22)
Net asset value, end of period	$ 26.66	$ 25.66	$ 20.13	$ 18.58	$ 15.75	$ 14.38
Total Return B,C	4.88%	30.15%	10.45%	19.16%	10.25%	(33.32)%
Ratios to Average Net Assets E,G
Expenses before reductions	.65% A	.68%	.71%	.72%	.75%	.78%
Expenses net of fee waivers, if any	.65% A	.68%	.71%	.72%	.75%	.78%
Expenses net of all reductions	.65% A	.67%	.71%	.71%	.74%	.78%
Net investment income (loss)	1.69% A	2.04%	1.95%	1.09%	.63%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$ 6,176	$ 6,060	$ 4,863	$ 5,052	$ 5,417	$ 5,993
Portfolio turnover rate F	39% A	49%	62%	129%	98%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.64	$ 20.12	$ 18.57	$ 15.74	$ 14.38	$ 21.88
Income from Investment Operations
Net investment income (loss) D	.24	.50	.40	.23	.13	.16
Net realized and unrealized gain (loss)	1.02	5.52	1.54	2.82	1.37	(7.40)
Total from investment operations	1.26	6.02	1.94	3.05	1.50	(7.24)
Distributions from net investment income	(.26)	(.47)	(.38)	(.22)	(.13)	(.23)
Distributions from net realized gain	(.01)	(.03)	(.01)	-	(.01)	(.03)
Total distributions	(.26) I	(.50)	(.39)	(.22)	(.14) H	(.26)
Net asset value, end of period	$ 26.64	$ 25.64	$ 20.12	$ 18.57	$ 15.74	$ 14.38
Total Return B,C	4.95%	30.28%	10.66%	19.40%	10.41%	(33.12)%
Ratios to Average Net Assets E,G
Expenses before reductions	.52% A	.53%	.54%	.54%	.54%	.56%
Expenses net of fee waivers, if any	.52% A	.53%	.54%	.54%	.54%	.56%
Expenses net of all reductions	.52% A	.52%	.54%	.53%	.53%	.55%
Net investment income (loss)	1.81% A	2.19%	2.13%	1.27%	.84%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,018	$ 1,016	$ 752	$ 403	$ 292	$ 349
Portfolio turnover rate F	39% A	49%	62%	129%	98%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.008 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities, are valued by pricing vendors who

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,435,434
Gross unrealized depreciation	(130,850)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,304,584

Tax cost	$ 5,926,573

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,081,998)
2018	(3,168,341)
Total capital loss carryforward	$ (4,250,339)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,403,928 and $1,556,888, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth and Income	$ 5,423.17
Class K	241.05
	$ 5,664

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,432.31%		$ 4

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

7. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,560. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143, including $8 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $61.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Growth and Income	$ 56,244	$ 102,417
Class K	10,023	18,247
Total	$ 66,267	$ 120,664
From net realized gain
Growth and Income	$ 1,391	$ 6,339
Class K	235	1,044
Total	$ 1,626	$ 7,383

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Growth and Income
Shares sold	12,075	29,843	$ 322,280	$ 688,591
Reinvestment of distributions	2,102	4,672	55,202	104,347
Shares redeemed	(18,699)	(39,833)	(497,309)	(885,644)
Net increase (decrease)	(4,522)	(5,318)	$ (119,827)	$ (92,706)
Class K
Shares sold	3,957	11,165	$ 106,047	$ 248,185
Reinvestment of distributions	391	863	10,258	19,291
Shares redeemed	(5,776)	(9,761)	(153,983)	(217,301)
Net increase (decrease)	(1,428)	2,267	$ (37,678)	$ 50,175

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GAI-K-USAN-0314
1.863232.105

Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Growth and Income	.65%
Actual		$ 1,000.00	$ 1,048.80	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,021.93	$ 3.31
Class K	.52%
Actual		$ 1,000.00	$ 1,049.50	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.8
Apple, Inc.	3.5	3.3
Microsoft Corp.	3.0	2.3
General Electric Co.	3.0	2.9
Chevron Corp.	2.5	2.6
Google, Inc. Class A	2.5	1.8
Citigroup, Inc.	2.1	2.1
Procter & Gamble Co.	1.9	2.0
Comcast Corp. Class A	1.9	1.8
Wells Fargo & Co.	1.8	2.4
	26.0
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.6	16.9
Financials	19.3	20.4
Health Care	12.6	13.5
Consumer Staples	12.3	10.8
Energy	11.4	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 98.9%		Stocks 98.8%
	Convertible Securities 1.1%		Convertible Securities 1.1%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities)† (0.1)%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	13.0%	** Foreign investments	11.5%
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Distributors - 0.1%
LKQ Corp. (a)	191,238	$ 5,177
Diversified Consumer Services - 0.3%
H&R Block, Inc.	755,107	22,955
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	662,661	62,403
Yum! Brands, Inc.	665,294	44,674
		107,077
Leisure Equipment & Products - 0.1%
Mattel, Inc.	236,428	8,946
Media - 3.3%
Comcast Corp. Class A	2,437,000	132,695
Scripps Networks Interactive, Inc. Class A	76,289	5,532
Sinclair Broadcast Group, Inc. Class A	294,382	9,249
Time Warner, Inc.	1,391,117	87,404
		234,880
Multiline Retail - 1.9%
Kohl's Corp.	140,885	7,133
Target Corp.	2,243,542	127,074
		134,207
Specialty Retail - 1.6%
H&M Hennes & Mauritz AB (B Shares)	114,523	4,937
Lewis Group Ltd.	455,769	2,445
Lowe's Companies, Inc.	2,199,279	101,805
Staples, Inc.	624,540	8,219
		117,406
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	92,000	10,285
Coach, Inc.	120,399	5,766
Li & Fung Ltd.	7,002,000	9,740
		25,791
TOTAL CONSUMER DISCRETIONARY		656,439
CONSUMER STAPLES - 12.3%
Beverages - 3.2%
C&C Group PLC	763	4
Diageo PLC	804,488	23,858
Dr. Pepper Snapple Group, Inc.	52,500	2,514
Molson Coors Brewing Co. Class B	303,712	15,987
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	622,227	$ 50,002
Pernod Ricard SA	51,800	5,564
Remy Cointreau SA	125,200	9,351
SABMiller PLC	334,848	15,083
The Coca-Cola Co.	2,760,603	104,406
		226,769
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	573,204	38,817
Jeronimo Martins SGPS SA	543,900	9,320
Kroger Co.	344,471	12,435
Sysco Corp.	225,428	7,908
Walgreen Co.	1,602,387	91,897
		160,377
Food Products - 1.1%
Danone SA	212,895	14,055
Kellogg Co.	857,554	49,721
Mead Johnson Nutrition Co. Class A	84,850	6,524
Unilever NV (Certificaten Van Aandelen) (Bearer)	191,700	7,153
		77,453
Household Products - 2.5%
Kimberly-Clark Corp.	332,043	36,316
Procter & Gamble Co.	1,784,315	136,714
Svenska Cellulosa AB (SCA) (B Shares)	271,591	7,731
		180,761
Tobacco - 3.3%
British American Tobacco PLC sponsored ADR	1,103,238	105,900
Lorillard, Inc.	1,482,799	72,983
Philip Morris International, Inc.	764,851	59,765
		238,648
TOTAL CONSUMER STAPLES		884,008
ENERGY - 11.2%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	419,223	21,116
Halliburton Co.	417,821	20,477
Schlumberger Ltd.	452,219	39,601
		81,194
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.1%
Access Midstream Partners LP	278,133	$ 15,589
Apache Corp.	539,290	43,283
Atlas Pipeline Partners LP	710,239	23,743
BG Group PLC	2,135,964	35,886
Canadian Natural Resources Ltd.	1,447,400	47,460
Chevron Corp.	1,602,496	178,887
Eni SpA	295,400	6,708
Exxon Mobil Corp.	410,911	37,870
Imperial Oil Ltd.	500,100	20,453
Magellan Midstream Partners LP	23,621	1,570
Markwest Energy Partners LP	623,582	43,769
MPLX LP	79,909	3,677
Occidental Petroleum Corp.	1,368,337	119,825
Peabody Energy Corp.	112,800	1,923
Royal Dutch Shell PLC Class A (United Kingdom)	259,120	8,976
Suncor Energy, Inc.	1,854,750	60,934
The Williams Companies, Inc.	1,534,323	62,125
Western Gas Partners LP	160,200	9,525
		722,203
TOTAL ENERGY		803,397
FINANCIALS - 19.2%
Capital Markets - 3.6%
Apollo Investment Corp.	132,103	1,115
Ares Capital Corp.	82,900	1,468
Ashmore Group PLC	1,092,278	5,843
Charles Schwab Corp.	2,650,588	65,788
Greenhill & Co., Inc.	78,400	4,073
KKR & Co. LP	1,299,147	31,322
Morgan Stanley	1,832,097	54,065
Northern Trust Corp.	682,464	41,098
State Street Corp.	789,727	52,872
		257,644
Commercial Banks - 5.2%
Comerica, Inc.	435,812	19,960
Erste Group Bank AG	194,550	7,086
M&T Bank Corp.	57,588	6,422
Nordea Bank AB	533,400	7,140
PNC Financial Services Group, Inc.	701,154	56,008
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	3,166,011	$ 64,537
SunTrust Banks, Inc.	360,166	13,333
U.S. Bancorp	1,778,973	70,679
Wells Fargo & Co.	2,845,956	129,036
		374,201
Consumer Finance - 0.1%
SLM Corp.	460,885	10,490
Diversified Financial Services - 7.6%
Bank of America Corp.	6,078,646	101,817
Citigroup, Inc.	3,167,730	150,245
JPMorgan Chase & Co.	5,003,845	277,016
KKR Financial Holdings LLC	1,769,575	21,412
		550,490
Insurance - 1.6%
Arthur J. Gallagher & Co.	174,600	8,072
Brasil Insurance Participacoes e Administracao SA	269,600	2,117
Marsh & McLennan Companies, Inc.	221,388	10,120
MetLife, Inc.	1,670,374	81,932
MetLife, Inc. unit (a)	316,400	9,233
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	84,000	681
		112,155
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.	102,300	7,174
CBL & Associates Properties, Inc.	928,609	15,777
First Potomac Realty Trust	160,248	2,093
Sun Communities, Inc.	552,314	25,821
		50,865
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(h)	254,400	5,406
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	1,404,968	20,906
TOTAL FINANCIALS		1,382,157
HEALTH CARE - 11.8%
Biotechnology - 1.1%
Amgen, Inc.	639,803	76,105
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	308,004	11,291
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ansell Ltd.	266,311	$ 4,464
Coloplast A/S Series B	61,600	4,622
ResMed, Inc. (e)	363,667	15,860
St. Jude Medical, Inc.	430,400	26,138
Stryker Corp.	317,088	24,606
The Cooper Companies, Inc.	64,904	8,066
Zimmer Holdings, Inc.	190,310	17,883
		112,930
Health Care Providers & Services - 2.9%
Aetna, Inc.	384,198	26,252
Fresenius Medical Care AG & Co. KGaA	135,000	9,514
McKesson Corp.	272,287	47,490
Patterson Companies, Inc.	289,770	11,579
Quest Diagnostics, Inc.	958,284	50,310
UnitedHealth Group, Inc.	638,476	46,149
WellPoint, Inc.	202,988	17,457
		208,751
Health Care Technology - 0.2%
Quality Systems, Inc.	678,454	12,490
Life Sciences Tools & Services - 0.1%
Lonza Group AG	105,834	10,640
Pharmaceuticals - 5.9%
AbbVie, Inc.	690,201	33,979
AstraZeneca PLC sponsored ADR	372,096	23,628
GlaxoSmithKline PLC sponsored ADR	1,208,493	62,286
Johnson & Johnson	1,145,969	101,384
Merck & Co., Inc.	1,913,338	101,350
Novartis AG sponsored ADR	508,341	40,195
Sanofi SA	258,020	25,224
Teva Pharmaceutical Industries Ltd. sponsored ADR	885,104	39,502
		427,548
TOTAL HEALTH CARE		848,464
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	92,635	8,451
Meggitt PLC	338,900	2,872
Rolls-Royce Group PLC	327,100	6,383
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	595,789	$ 74,629
United Technologies Corp.	410,982	46,860
		139,195
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	504,073	29,508
United Parcel Service, Inc. Class B	842,204	80,203
		109,711
Commercial Services & Supplies - 0.3%
ADT Corp.	47,500	1,427
KAR Auction Services, Inc.	360,000	10,015
Ritchie Brothers Auctioneers, Inc. (e)	381,840	8,777
		20,219
Electrical Equipment - 0.5%
General Cable Corp.	174,058	4,966
Hubbell, Inc. Class B	234,139	27,331
Schneider Electric SA	62,300	5,032
		37,329
Industrial Conglomerates - 3.0%
General Electric Co.	8,510,580	213,871
Machinery - 0.7%
Caterpillar, Inc.	98,001	9,203
Cummins, Inc.	38,920	4,942
Ingersoll-Rand PLC	399,810	23,505
ITT Corp.	243,085	9,954
		47,604
Professional Services - 0.5%
Acacia Research Corp.	514,902	7,116
Amadeus Fire AG	40,093	3,238
Bureau Veritas SA	615,241	16,011
Michael Page International PLC	820,968	6,008
		32,373
Road & Rail - 1.9%
CSX Corp.	2,499,420	67,259
J.B. Hunt Transport Services, Inc.	419,845	31,509
Norfolk Southern Corp.	378,399	35,036
TransForce, Inc.	50,200	1,075
		134,879
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	161,396	$ 6,099
Beijer (G&L) AG Series B	77,276	1,480
Brenntag AG	24,800	4,281
MSC Industrial Direct Co., Inc. Class A	126,435	10,623
W.W. Grainger, Inc.	111,607	26,170
Watsco, Inc.	129,714	12,274
		60,927
TOTAL INDUSTRIALS		796,108
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.4%
Cisco Systems, Inc.	4,888,352	107,104
QUALCOMM, Inc.	832,046	61,754
		168,858
Computers & Peripherals - 3.8%
Apple, Inc.	510,633	255,623
EMC Corp.	759,565	18,412
		274,035
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	164,600	9,302
Internet Software & Services - 2.8%
Google, Inc. Class A (a)	150,207	177,390
Yahoo!, Inc. (a)	715,995	25,790
		203,180
IT Services - 5.5%
Accenture PLC Class A	212,045	16,938
Cognizant Technology Solutions Corp. Class A (a)	391,136	37,909
Computer Sciences Corp.	131,278	7,931
Fidelity National Information Services, Inc.	463,836	23,516
IBM Corp.	174,804	30,884
MasterCard, Inc. Class A	953,100	72,131
Paychex, Inc.	2,459,457	102,854
The Western Union Co.	1,949,680	30,025
Visa, Inc. Class A	341,771	73,628
		395,816
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	545,340	18,231
Analog Devices, Inc.	342,465	16,531
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	2,117,149	$ 35,610
Broadcom Corp. Class A	1,344,482	40,012
Maxim Integrated Products, Inc.	503,461	15,235
		125,619
Software - 3.2%
Microsoft Corp.	5,817,299	220,185
Oracle Corp.	328,153	12,109
		232,294
TOTAL INFORMATION TECHNOLOGY		1,409,104
MATERIALS - 2.3%
Chemicals - 2.3%
Airgas, Inc.	218,825	22,591
E.I. du Pont de Nemours & Co.	376,475	22,969
FMC Corp.	215,440	15,217
Johnson Matthey PLC	90,795	4,823
Monsanto Co.	503,915	53,692
Potash Corp. of Saskatchewan, Inc.	343,400	10,767
Royal DSM NV	194,100	12,861
Syngenta AG (Switzerland)	57,348	20,274
Tronox Ltd. Class A	186,200	4,089
		167,283
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
CenturyLink, Inc.	203,694	5,879
Verizon Communications, Inc.	2,156,274	103,544
		109,423
UTILITIES - 0.8%
Electric Utilities - 0.5%
Ceske Energeticke Zavody A/S	125,700	3,171
Duke Energy Corp.	70,679	4,991
EDF SA	105,600	3,592
Hawaiian Electric Industries, Inc.	271,833	7,073
ITC Holdings Corp.	68,909	7,132
Northeast Utilities	100,672	4,409
Southern Co.	192,700	7,947
		38,315
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
E.ON AG	424,300	$ 7,708
Sempra Energy	143,579	13,311
		21,019
TOTAL UTILITIES		59,334
TOTAL COMMON STOCKS (Cost $5,797,364)		7,115,717
Convertible Preferred Stocks - 0.9%

HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	189,025	55,674
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	110,600	7,126
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,104)		62,800
Convertible Bonds - 0.2%
		Principal Amount (000s) (d)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17		$ 5,615	4,861
5% 10/15/18 (h)		2,800	2,408
Peabody Energy Corp. 4.75% 12/15/41		7,660	5,984
			13,253
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Volcano Corp. 1.75% 12/1/17		3,640	3,627
TOTAL CONVERTIBLE BONDS (Cost $17,810)			16,880
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $4,623)	EUR	3,010	$ 4,731
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	3,718,273	3,718
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	27,311,070	27,311
TOTAL MONEY MARKET FUNDS (Cost $31,029)		31,029
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,902,930)		7,231,157
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(37,411)
NET ASSETS - 100%		$ 7,193,746
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,731,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,814,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13	$ 2,800
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,088
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	143
Total	$ 145
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 656,439	$ 656,439	$ -	$ -
Consumer Staples	884,008	838,942	45,066	-
Energy	803,397	787,713	15,684	-
Financials	1,382,157	1,367,518	9,233	5,406
Health Care	904,138	864,936	39,202	-
Industrials	803,234	803,234	-	-
Information Technology	1,409,104	1,409,104	-	-
Materials	167,283	147,009	20,274	-
Telecommunication Services	109,423	109,423	-	-
Utilities	59,334	59,334	-	-
Corporate Bonds	16,880	-	16,880	-
Preferred Securities	4,731	-	4,731	-
Money Market Funds	31,029	31,029	-	-
Total Investments in Securities:	$ 7,231,157	$ 7,074,681	$ 151,070	$ 5,406
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.0%
United Kingdom	5.4%
Canada	2.1%
Switzerland	1.1%
France	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,989) - See accompanying schedule: Unaffiliated issuers (cost $5,871,901)	$ 7,200,128
Fidelity Central Funds (cost $31,029)	31,029
Total Investments (cost $5,902,930)		$ 7,231,157
Foreign currency held at value (cost $1,111)		1,110
Receivable for investments sold		87,276
Receivable for fund shares sold		3,770
Dividends receivable		6,775
Interest receivable		168
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		15
Other receivables		708
Total assets		7,331,007

Liabilities
Payable to custodian bank	$ 425
Payable for investments purchased	95,455
Payable for fund shares redeemed	9,466
Accrued management fee	2,791
Other affiliated payables	1,044
Other payables and accrued expenses	769
Collateral on securities loaned, at value	27,311
Total liabilities		137,261

Net Assets		$ 7,193,746
Net Assets consist of:
Paid in capital		$ 9,763,677
Undistributed net investment income		325
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,898,517)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,328,261
Net Assets		$ 7,193,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014 (Unaudited)

Growth and Income: Net Asset Value, offering price and redemption price per share ($6,175,910 ÷ 231,683 shares)	$ 26.66

Class K: Net Asset Value, offering price and redemption price per share ($1,017,836 ÷ 38,205 shares)	$ 26.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 83,955
Interest		339
Income from Fidelity Central Funds		145
Total income		84,439

Expenses
Management fee	$ 16,348
Transfer agent fees	5,664
Accounting and security lending fees	588
Custodian fees and expenses	105
Independent trustees' compensation	17
Appreciation in deferred trustee compensation account	1
Registration fees	60
Audit	52
Legal	26
Interest	4
Miscellaneous	24
Total expenses before reductions	22,889
Expense reductions	(76)	22,813
Net investment income (loss)		61,626
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	374,897
Foreign currency transactions	(73)
Total net realized gain (loss)		374,824
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,401)
Assets and liabilities in foreign currencies	33
Total change in net unrealized appreciation (depreciation)		(93,368)
Net gain (loss)		281,456
Net increase (decrease) in net assets resulting from operations		$ 343,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,626	$ 127,482
Net realized gain (loss)	374,824	486,610
Change in net unrealized appreciation (depreciation)	(93,368)	1,017,939
Net increase (decrease) in net assets resulting from operations	343,082	1,632,031
Distributions to shareholders from net investment income	(66,267)	(120,664)
Distributions to shareholders from net realized gain	(1,626)	(7,383)
Total distributions	(67,893)	(128,047)
Share transactions - net increase (decrease)	(157,505)	(42,531)
Total increase (decrease) in net assets	117,684	1,461,453

Net Assets
Beginning of period	7,076,062	5,614,609
End of period (including undistributed net investment income of $325 and undistributed net investment income of $4,966, respectively)	$ 7,193,746	$ 7,076,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth and Income

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.66	$ 20.13	$ 18.58	$ 15.75	$ 14.38	$ 21.88
Income from Investment Operations
Net investment income (loss) D	.22	.46	.36	.20	.10	.15
Net realized and unrealized gain (loss)	1.03	5.54	1.55	2.82	1.37	(7.43)
Total from investment operations	1.25	6.00	1.91	3.02	1.47	(7.28)
Distributions from net investment income	(.24)	(.44)	(.35)	(.19)	(.10)	(.19)
Distributions from net realized gain	(.01)	(.03)	(.01)	-	(.01)	(.03)
Total distributions	(.25)	(.47)	(.36)	(.19)	(.10) H	(.22)
Net asset value, end of period	$ 26.66	$ 25.66	$ 20.13	$ 18.58	$ 15.75	$ 14.38
Total Return B,C	4.88%	30.15%	10.45%	19.16%	10.25%	(33.32)%
Ratios to Average Net Assets E,G
Expenses before reductions	.65% A	.68%	.71%	.72%	.75%	.78%
Expenses net of fee waivers, if any	.65% A	.68%	.71%	.72%	.75%	.78%
Expenses net of all reductions	.65% A	.67%	.71%	.71%	.74%	.78%
Net investment income (loss)	1.69% A	2.04%	1.95%	1.09%	.63%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$ 6,176	$ 6,060	$ 4,863	$ 5,052	$ 5,417	$ 5,993
Portfolio turnover rate F	39% A	49%	62%	129%	98%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.64	$ 20.12	$ 18.57	$ 15.74	$ 14.38	$ 21.88
Income from Investment Operations
Net investment income (loss) D	.24	.50	.40	.23	.13	.16
Net realized and unrealized gain (loss)	1.02	5.52	1.54	2.82	1.37	(7.40)
Total from investment operations	1.26	6.02	1.94	3.05	1.50	(7.24)
Distributions from net investment income	(.26)	(.47)	(.38)	(.22)	(.13)	(.23)
Distributions from net realized gain	(.01)	(.03)	(.01)	-	(.01)	(.03)
Total distributions	(.26) I	(.50)	(.39)	(.22)	(.14) H	(.26)
Net asset value, end of period	$ 26.64	$ 25.64	$ 20.12	$ 18.57	$ 15.74	$ 14.38
Total Return B,C	4.95%	30.28%	10.66%	19.40%	10.41%	(33.12)%
Ratios to Average Net Assets E,G
Expenses before reductions	.52% A	.53%	.54%	.54%	.54%	.56%
Expenses net of fee waivers, if any	.52% A	.53%	.54%	.54%	.54%	.56%
Expenses net of all reductions	.52% A	.52%	.54%	.53%	.53%	.55%
Net investment income (loss)	1.81% A	2.19%	2.13%	1.27%	.84%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,018	$ 1,016	$ 752	$ 403	$ 292	$ 349
Portfolio turnover rate F	39% A	49%	62%	129%	98%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.008 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities, are valued by pricing vendors who

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,435,434
Gross unrealized depreciation	(130,850)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,304,584

Tax cost	$ 5,926,573

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,081,998)
2018	(3,168,341)
Total capital loss carryforward	$ (4,250,339)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,403,928 and $1,556,888, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth and Income	$ 5,423.17
Class K	241.05
	$ 5,664

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,432.31%		$ 4

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

7. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,560. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143, including $8 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $61.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Growth and Income	$ 56,244	$ 102,417
Class K	10,023	18,247
Total	$ 66,267	$ 120,664
From net realized gain
Growth and Income	$ 1,391	$ 6,339
Class K	235	1,044
Total	$ 1,626	$ 7,383

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Growth and Income
Shares sold	12,075	29,843	$ 322,280	$ 688,591
Reinvestment of distributions	2,102	4,672	55,202	104,347
Shares redeemed	(18,699)	(39,833)	(497,309)	(885,644)
Net increase (decrease)	(4,522)	(5,318)	$ (119,827)	$ (92,706)
Class K
Shares sold	3,957	11,165	$ 106,047	$ 248,185
Reinvestment of distributions	391	863	10,258	19,291
Shares redeemed	(5,776)	(9,761)	(153,983)	(217,301)
Net increase (decrease)	(1,428)	2,267	$ (37,678)	$ 50,175

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-8544

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GAI-USAN-0314
1.789285.111

Fidelity®

Small Cap Value

Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.35%
Actual		$ 1,000.00	$ 1,040.00	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.59%
Actual		$ 1,000.00	$ 1,038.90	$ 8.17
HypotheticalA		$ 1,000.00	$ 1,017.19	$ 8.08
Class B	2.17%
Actual		$ 1,000.00	$ 1,035.30	$ 11.13
HypotheticalA		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.11%
Actual		$ 1,000.00	$ 1,035.80	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Small Cap Value	1.06%
Actual		$ 1,000.00	$ 1,041.60	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,041.20	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
World Fuel Services Corp.	3.0	0.0
Federated Investors, Inc. Class B (non-vtg.)	2.9	3.2
TCF Financial Corp.	2.8	2.8
Endurance Specialty Holdings Ltd.	2.7	1.9
Tech Data Corp.	2.6	2.3
CapitalSource, Inc.	2.3	2.3
WESCO International, Inc.	2.3	2.1
Aspen Insurance Holdings Ltd.	2.1	2.0
Aarons, Inc. Class A	2.1	0.0
LinnCo LLC	2.1	2.1
	24.9
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	38.9	37.7
Industrials	14.8	14.7
Information Technology	13.5	13.6
Consumer Discretionary	11.9	13.8
Energy	6.0	4.8
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 100.0%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	7.5%	** Foreign investments	6.6%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Diversified Consumer Services - 0.7%
Regis Corp.	1,515,900	$ 18,691,047
Household Durables - 1.2%
Tempur Sealy International, Inc. (a)	723,900	35,681,031
Media - 1.4%
Valassis Communications, Inc.	1,215,741	41,335,194
Multiline Retail - 1.1%
Big Lots, Inc. (a)	1,212,700	32,488,233
Specialty Retail - 7.3%
Aarons, Inc. Class A	2,295,100	61,715,239
Asbury Automotive Group, Inc. (a)	294,500	13,847,390
Genesco, Inc. (a)	617,728	43,376,860
Murphy U.S.A., Inc.	1,040,715	40,317,299
Rent-A-Center, Inc.	1,646,367	41,060,393
Tsutsumi Jewelry Co. Ltd.	520,900	11,961,091
		212,278,272
Textiles, Apparel & Luxury Goods - 0.2%
Vera Bradley, Inc. (a)(d)	231,000	5,548,620
TOTAL CONSUMER DISCRETIONARY		346,022,397
CONSUMER STAPLES - 2.0%
Food Products - 1.7%
Post Holdings, Inc. (a)	931,300	49,852,489
Tobacco - 0.3%
Universal Corp. (d)	155,000	7,954,600
TOTAL CONSUMER STAPLES		57,807,089
ENERGY - 6.0%
Energy Equipment & Services - 0.3%
ShawCor Ltd. Class A	236,000	8,617,841
Oil, Gas & Consumable Fuels - 5.7%
LinnCo LLC	1,913,827	61,606,091
Northern Oil & Gas, Inc. (a)(d)	1,191,937	17,330,764
World Fuel Services Corp.	2,023,800	86,456,736
		165,393,591
TOTAL ENERGY		174,011,432
Common Stocks - continued
	Shares	Value
FINANCIALS - 38.9%
Capital Markets - 3.9%
Federated Investors, Inc. Class B (non-vtg.) (d)	3,149,963	$ 84,702,505
Waddell & Reed Financial, Inc. Class A	439,100	28,462,462
		113,164,967
Commercial Banks - 14.0%
Associated Banc-Corp.	2,945,300	48,509,091
CapitalSource, Inc.	4,819,900	66,177,227
City National Corp.	840,300	60,795,705
CVB Financial Corp.	861,688	12,856,385
First Citizen Bancshares, Inc.	246,324	54,496,722
National Penn Bancshares, Inc.	2,879,900	29,893,362
PacWest Bancorp (d)	1,351,400	54,204,654
TCF Financial Corp.	5,039,800	81,140,780
		408,073,926
Consumer Finance - 2.3%
Cash America International, Inc. (d)	591,600	21,729,468
EZCORP, Inc. (non-vtg.) Class A (a)	1,384,188	15,198,384
World Acceptance Corp. (a)(d)	310,900	29,750,021
		66,677,873
Insurance - 9.4%
Aspen Insurance Holdings Ltd.	1,599,400	62,216,660
Endurance Specialty Holdings Ltd.	1,486,000	77,851,540
Platinum Underwriters Holdings Ltd.	1,021,399	58,056,319
ProAssurance Corp.	793,200	36,852,072
StanCorp Financial Group, Inc.	631,300	40,561,025
		275,537,616
Real Estate Investment Trusts - 5.9%
DCT Industrial Trust, Inc.	8,229,086	59,249,419
Franklin Street Properties Corp.	3,480,800	41,734,792
Highwoods Properties, Inc. (SBI)	1,125,930	41,817,040
National Retail Properties, Inc. (d)	883,400	29,328,880
		172,130,131
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp.	3,403,499	$ 45,062,327
Washington Federal, Inc.	2,523,500	55,214,180
		100,276,507
TOTAL FINANCIALS		1,135,861,020
HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 2.2%
Hill-Rom Holdings, Inc.	773,200	28,043,964
Integra LifeSciences Holdings Corp. (a)	809,200	37,595,432
		65,639,396
Health Care Providers & Services - 3.3%
AmSurg Corp. (a)	983,800	41,073,650
Chemed Corp.	432,900	34,164,468
MEDNAX, Inc. (a)	354,600	19,729,944
		94,968,062
TOTAL HEALTH CARE		160,607,458
INDUSTRIALS - 14.8%
Commercial Services & Supplies - 6.7%
ACCO Brands Corp. (a)(e)	7,611,200	44,221,072
HNI Corp.	1,106,398	37,960,515
Knoll, Inc.	1,269,800	21,078,680
Quad/Graphics, Inc. (e)	1,797,800	41,223,554
United Stationers, Inc.	1,221,398	50,602,519
		195,086,340
Electrical Equipment - 4.2%
AZZ, Inc.	416,900	17,430,589
EnerSys	743,700	50,616,222
GrafTech International Ltd. (a)(d)	5,212,200	53,425,050
		121,471,861
Machinery - 1.6%
Blount International, Inc. (a)	2,250,200	28,847,564
Columbus McKinnon Corp. (NY Shares) (a)	776,000	19,182,720
		48,030,284
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.3%
WESCO International, Inc. (a)	792,933	$ 65,781,722
TOTAL INDUSTRIALS		430,370,207
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.3%
Polycom, Inc. (a)	3,242,475	38,682,727
Electronic Equipment & Components - 5.4%
Ingram Micro, Inc. Class A (a)	2,248,300	56,252,466
SYNNEX Corp. (a)	437,300	24,554,395
Tech Data Corp. (a)	1,411,373	76,101,232
		156,908,093
Internet Software & Services - 1.5%
j2 Global, Inc. (d)	929,300	42,143,755
IT Services - 2.1%
CACI International, Inc. Class A (a)	828,334	61,313,283
Software - 3.2%
Monotype Imaging Holdings, Inc.	1,342,700	39,166,559
SS&C Technologies Holdings, Inc. (a)	1,418,900	55,081,698
		94,248,257
TOTAL INFORMATION TECHNOLOGY		393,296,115
MATERIALS - 3.7%
Chemicals - 1.0%
PolyOne Corp.	822,700	29,255,212
Metals & Mining - 2.7%
Carpenter Technology Corp.	287,280	16,693,841
Haynes International, Inc.	489,903	25,053,639
RTI International Metals, Inc. (a)	1,230,500	38,293,160
		80,040,640
TOTAL MATERIALS		109,295,852
UTILITIES - 3.7%
Electric Utilities - 2.7%
El Paso Electric Co.	125,000	4,553,750
IDACORP, Inc.	653,216	34,444,080
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
UIL Holdings Corp.	1,014,500	$ 39,230,715
UNS Energy Corp.	28,000	1,676,640
		79,905,185
Gas Utilities - 1.0%
Southwest Gas Corp.	547,656	29,425,557
TOTAL UTILITIES		109,330,742
TOTAL COMMON STOCKS (Cost $2,288,646,325)		2,916,602,312
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.10% (b)	20,751,464	20,751,464
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	91,191,481	91,191,481
TOTAL MONEY MARKET FUNDS (Cost $111,942,945)		111,942,945
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $2,400,589,270)		3,028,545,257
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(111,744,809)
NET ASSETS - 100%		$ 2,916,800,448
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,991
Fidelity Securities Lending Cash Central Fund	144,587
Total	$ 151,578
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 70,270,150	$ 3,955,917	$ 21,579,480	$ -	$ 44,221,072
Astoria Financial Corp.	63,439,988	-	24,073,100	344,140	-
Blount International, Inc.	39,210,500	-	9,552,864	-	-
CACI International, Inc. Class A	84,031,458	-	31,369,100	-	-
Columbus McKinnon Corp. (NY Shares)	23,226,000	-	7,378,820	-	-
Franklin Street Properties Corp.	63,888,000	6,710,106	24,031,632	1,107,751	-
GrafTech International Ltd.	57,971,680	-	28,363,648	-	-
HNI Corp.	97,287,208	-	54,579,308	929,544	-
Monotype Imaging Holdings, Inc.	61,318,401	-	32,914,272	220,014	-
Platinum Underwriters Holdings Ltd.	85,165,691	-	27,962,736	199,000	-
Quad/Graphics, Inc.	75,007,000	-	22,105,440	1,341,840	41,223,554
Regis Corp.	57,598,920	-	27,623,343	337,920	-
RTI International Metals, Inc.	57,622,000	-	22,511,670	-	-
Tech Data Corp.	98,763,117	6,654,871	33,879,384	-	-
Valassis Communications, Inc.	60,210,064	211,335	26,816,910	1,121,822	-
Total	$ 995,010,177	$ 17,532,229	$ 394,741,707	$ 5,602,031	$ 85,444,626

* Includes the value of securities delivered through in-kind transactions.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 346,022,397	$ 334,061,306	$ 11,961,091	$ -
Consumer Staples	57,807,089	57,807,089	-	-
Energy	174,011,432	174,011,432	-	-
Financials	1,135,861,020	1,135,861,020	-	-
Health Care	160,607,458	160,607,458	-	-
Industrials	430,370,207	430,370,207	-	-
Information Technology	393,296,115	393,296,115	-	-
Materials	109,295,852	109,295,852	-	-
Utilities	109,330,742	109,330,742	-	-
Money Market Funds	111,942,945	111,942,945	-	-
Total Investments in Securities:	$ 3,028,545,257	$ 3,016,584,166	$ 11,961,091	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,154,880) - See accompanying schedule: Unaffiliated issuers (cost $2,206,969,165)	$ 2,831,157,686
Fidelity Central Funds (cost $111,942,945)	111,942,945
Other affiliated issuers (cost $81,677,160)	85,444,626
Total Investments (cost $2,400,589,270)		$ 3,028,545,257
Cash		3
Receivable for investments sold		3,460,931
Receivable for fund shares sold		4,651,602
Dividends receivable		1,540,280
Distributions receivable from Fidelity Central Funds		25,445
Prepaid expenses		9,902
Other receivables		25,836
Total assets		3,038,259,256

Liabilities
Payable for investments purchased	$ 14,617,749
Payable for fund shares redeemed	12,795,961
Accrued management fee	2,056,320
Distribution and service plan fees payable	178,099
Other affiliated payables	571,176
Other payables and accrued expenses	48,022
Collateral on securities loaned, at value	91,191,481
Total liabilities		121,458,808

Net Assets		$ 2,916,800,448
Net Assets consist of:
Paid in capital		$ 1,662,913,879
Undistributed net investment income		3,736,210
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		622,194,372
Net unrealized appreciation (depreciation) on investments		627,955,987
Net Assets		$ 2,916,800,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($274,576,673 ÷ 14,620,383 shares)	$ 18.78

Maximum offering price per share (100/94.25 of $18.78)	$ 19.93
Class T: Net Asset Value and redemption price per share ($108,515,815 ÷ 5,866,165 shares)	$ 18.50

Maximum offering price per share (100/96.50 of $18.50)	$ 19.17
Class B: Net Asset Value and offering price per share ($6,204,213 ÷ 349,095 shares)A	$ 17.77

Class C: Net Asset Value and offering price per share ($75,268,931 ÷ 4,233,056 shares)A	$ 17.78

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,091,843,660 ÷ 109,941,860 shares)	$ 19.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($360,391,156 ÷ 18,937,163 shares)	$ 19.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends (including $5,602,031 earned from other affiliated issuers)		$ 28,095,168
Interest		45
Income from Fidelity Central Funds		151,578
Total income		28,246,791

Expenses
Management fee Basic fee	$ 12,901,730
Performance adjustment	2,371,365
Transfer agent fees	3,343,704
Distribution and service plan fees	1,046,776
Accounting and security lending fees	501,170
Custodian fees and expenses	38,706
Independent trustees' compensation	8,373
Registration fees	117,442
Audit	36,084
Legal	9,227
Interest	652
Miscellaneous	13,392
Total expenses before reductions	20,388,621
Expense reductions	(64,726)	20,323,895
Net investment income (loss)		7,922,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	237,117,609
Redemption in-kind with affiliated entities (including gain from Other affiliated issuers of $109,056,467)	464,750,352
Other affiliated issuers	23,123,330
Foreign currency transactions	(6,668)
Total net realized gain (loss)		724,984,623
Change in net unrealized appreciation (depreciation) on: Investment securities	(547,689,270)
Assets and liabilities in foreign currencies	(1,683)
Total change in net unrealized appreciation (depreciation)		(547,690,953)
Net gain (loss)		177,293,670
Net increase (decrease) in net assets resulting from operations		$ 185,216,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,922,896	$ 24,107,442
Net realized gain (loss)	724,984,623	300,684,864
Change in net unrealized appreciation (depreciation)	(547,690,953)	820,354,516
Net increase (decrease) in net assets resulting from operations	185,216,566	1,145,146,822
Distributions to shareholders from net investment income	(10,662,064)	(21,412,021)
Distributions to shareholders from net realized gain	(362,625,428)	(85,195,362)
Total distributions	(373,287,492)	(106,607,383)
Share transactions - net increase (decrease)	(1,125,925,636)	507,448,391
Redemption fees	389,526	726,904
Total increase (decrease) in net assets	(1,313,607,036)	1,546,714,734

Net Assets
Beginning of period	4,230,407,484	2,683,692,750
End of period (including undistributed net investment income of $3,736,210 and undistributed net investment income of $6,475,378, respectively)	$ 2,916,800,448	$ 4,230,407,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.96	$ 14.86	$ 15.48	$ 13.45	$ 11.13	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.02	.07	.01	.01 G	.02 H	.08
Net realized and unrealized gain (loss)	.74	5.57	.30	2.22	2.33	(.60)
Total from investment operations	.76	5.64	.31	2.23	2.35	(.52)
Distributions from net investment income	(.01)	(.07)	(.01)	(.08)	(.03)	(.06)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.94)	(.54)	(.93) K	(.20)	(.03)	(.17)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.78	$ 19.96	$ 14.86	$ 15.48	$ 13.45	$ 11.13
Total Return B,C	4.00%	39.09%	3.24%	16.72%	21.16%	(4.37)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.35% A	1.36%	1.44%	1.44%	1.47%	1.45%
Expenses net of fee waivers, if any	1.35% A	1.36%	1.44%	1.43%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.36%	1.44%	1.43%	1.39%	1.40%
Net investment income (loss)	.18% A	.41%	.09%	.06% G	.17% H	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,577	$ 275,265	$ 150,285	$ 140,707	$ 96,994	$ 55,029
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the sales charges. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.70	$ 14.70	$ 15.34	$ 13.34	$ 11.05	$ 11.74
Income from Investment Operations
Net investment income (loss) D	(.01)	.03	(.02)	(.03) G	(.01) H	.05
Net realized and unrealized gain (loss)	.74	5.50	.31	2.20	2.31	(.59)
Total from investment operations	.73	5.53	.29	2.17	2.30	(.54)
Distributions from net investment income	-	(.06)	-	(.05)	(.01)	(.04)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.93)	(.53)	(.93)	(.17)	(.01)	(.15)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.50	$ 19.70	$ 14.70	$ 15.34	$ 13.34	$ 11.05
Total Return B,C	3.89%	38.70%	3.08%	16.36%	20.87%	(4.57)%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.59% A	1.60%	1.67%	1.70%	1.72%	1.70%
Expenses net of fee waivers, if any	1.59% A	1.60%	1.67%	1.69%	1.65%	1.65%
Expenses net of all reductions	1.58% A	1.59%	1.67%	1.69%	1.64%	1.65%
Net investment income (loss)	(.06)% A	.18%	(.14)%	(.19)% G	(.08)% H	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,516	$ 107,444	$ 57,514	$ 55,845	$ 44,091	$ 28,534
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the sales charges. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.06	$ 14.27	$ 15.00	$ 13.08	$ 10.88	$ 11.60
Income from Investment Operations
Net investment income (loss) D	(.06)	(.06)	(.09)	(.10) G	(.07) H	.01
Net realized and unrealized gain (loss)	.70	5.34	.29	2.15	2.27	(.59)
Total from investment operations	.64	5.28	.20	2.05	2.20	(.58)
Distributions from net investment income	-	(.02)	-	(.01)	-	(.03)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.93)	(.49)	(.93)	(.13)	-	(.14)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 17.77	$ 19.06	$ 14.27	$ 15.00	$ 13.08	$ 10.88
Total Return B,C	3.53%	38.07%	2.51%	15.80%	20.22%	(5.05)%
Ratios to Average Net Assets E,I
Expenses before reductions	2.17% A	2.15%	2.19%	2.20%	2.22%	2.20%
Expenses net of fee waivers, if any	2.17% A	2.15%	2.19%	2.19%	2.15%	2.15%
Expenses net of all reductions	2.16% A	2.14%	2.19%	2.19%	2.14%	2.15%
Net investment income (loss)	(.64)% A	(.37)%	(.66)%	(.69)% G	(.58)% H	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,204	$ 7,052	$ 6,675	$ 8,549	$ 9,747	$ 7,153
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the contingent deferred sales charge. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.06	$ 14.28	$ 15.01	$ 13.08	$ 10.89	$ 11.60
Income from Investment Operations
Net investment income (loss) D	(.05)	(.06)	(.09)	(.10) G	(.07) H	.01
Net realized and unrealized gain (loss)	.70	5.34	.29	2.17	2.26	(.58)
Total from investment operations	.65	5.28	.20	2.07	2.19	(.57)
Distributions from net investment income	-	(.03)	-	(.02)	-	(.03)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.12)	-	(.11)
Total distributions	(1.93)	(.50)	(.93)	(.14)	-	(.14)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 17.78	$ 19.06	$ 14.28	$ 15.01	$ 13.08	$ 10.89
Total Return B,C	3.58%	38.00%	2.52%	15.91%	20.11%	(4.98)%
Ratios to Average Net Assets E,I
Expenses before reductions	2.11% A	2.13%	2.19%	2.18%	2.22%	2.20%
Expenses net of fee waivers, if any	2.11% A	2.13%	2.19%	2.18%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.12%	2.19%	2.18%	2.14%	2.15%
Net investment income (loss)	(.58)% A	(.35)%	(.66)%	(.68)% G	(.58)% H	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,269	$ 76,018	$ 47,265	$ 47,457	$ 37,346	$ 21,345
Portfolio turnover rate F	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CTotal returns do not include the effect of the contingent deferred sales charge. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.22	$ 15.05	$ 15.62	$ 13.56	$ 11.22	$ 11.91
Income from Investment Operations
Net investment income (loss) C	.05	.12	.06	.06 F	.05 G	.10
Net realized and unrealized gain (loss)	.75	5.63	.32	2.23	2.34	(.60)
Total from investment operations	.80	5.75	.38	2.29	2.39	(.50)
Distributions from net investment income	(.06)	(.11)	(.02)	(.10)	(.05)	(.08)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.13)	-	(.11)
Total distributions	(1.99)	(.58)	(.95)	(.23)	(.05)	(.19)
Redemption fees added to paid in capital C,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.03	$ 20.22	$ 15.05	$ 15.62	$ 13.56	$ 11.22
Total Return B	4.16%	39.45%	3.67%	17.03%	21.32%	(4.15)%
Ratios to Average Net Assets D,H
Expenses before reductions	1.06% A	1.07%	1.13%	1.13%	1.18%	1.20%
Expenses net of fee waivers, if any	1.06% A	1.07%	1.13%	1.13%	1.18%	1.20%
Expenses net of all reductions	1.06% A	1.06%	1.13%	1.13%	1.17%	1.20%
Net investment income (loss)	.47% A	.71%	.41%	.37% F	.39% G	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,091,844	$ 2,672,854	$ 1,756,962	$ 1,899,805	$ 1,770,675	$ 1,488,736
Portfolio turnover rate E	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..12%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$ 15.05	$ 15.63	$ 13.58	$ 11.24	$ 11.91
Income from Investment Operations
Net investment income (loss) C	.04	.12	.06	.06 F	.06 G	.10
Net realized and unrealized gain (loss)	.75	5.65	.31	2.23	2.34	(.59)
Total from investment operations	.79	5.77	.37	2.29	2.40	(.49)
Distributions from net investment income	(.06)	(.12)	(.02)	(.11)	(.06)	(.07)
Distributions from net realized gain	(1.93)	(.47)	(.93)	(.13)	-	(.11)
Total distributions	(1.99)	(.59)	(.95)	(.24)	(.06)	(.18)
Redemption fees added to paid in capital C,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.03	$ 20.23	$ 15.05	$ 15.63	$ 13.58	$ 11.24
Total Return B	4.12%	39.54%	3.59%	17.02%	21.42%	(4.04)%
Ratios to Average Net Assets D,H
Expenses before reductions	1.07% A	1.07%	1.14%	1.10%	1.12%	1.20%
Expenses net of fee waivers, if any	1.07% A	1.07%	1.14%	1.10%	1.12%	1.15%
Expenses net of all reductions	1.07% A	1.06%	1.14%	1.10%	1.12%	1.15%
Net investment income (loss)	.45% A	.70%	.39%	.39% F	.45% G	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,391	$ 359,582	$ 138,981	$ 101,565	$ 78,440	$ 10,336
Portfolio turnover rate E	26% A	29%	27%	22%	49%	51%

AAnnualized BTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. CCalculated based on average shares outstanding during the period. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EAmount does not include the portfolio activity of any underlying Fidelity Central Funds. FInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..01%. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..18%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on March 1, 2013, the Fund's other share classes were closed to new accounts with certain exceptions. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013 and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

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3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 721,309,023
Gross unrealized depreciation	(93,788,089)
Net unrealized appreciation (depreciation) on securities and other investments	$ 627,520,934

Tax cost	$ 2,401,024,323

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities including in-kind transactions, other than short-term securities, aggregated $480,538,473 and $1,961,345,758, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 352,091	$ 3,079
Class T	.25%	.25%	275,386	-
Class B	.75%	.25%	33,992	25,511
Class C	.75%	.25%	385,307	58,380
			$ 1,046,776	$ 86,970

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,358
Class T	2,365
Class B*	1,758
Class C*	1,443
$ 12,924

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 330,479.23
Class T	122,770.22
Class B	10,309.30
Class C	94,615.25
Small Cap Value	2,392,222.20
Institutional Class	393,309.21
	$ 3,343,704

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,576 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,791,333.33%		$ 652

Redemptions In-Kind. During the period, 67,200,853 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,338,424,445. The net realized gain of $464,750,352 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,343 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $144,587, including $3,367 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29,702 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $35,024.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014A	Year ended July 31, 2013
From net investment income
Class A	$ 171,608	$ 785,355
Class T	-	231,402
Class B	-	9,411
Class C	-	90,526
Small Cap Value	7,284,771	13,318,853
Class F	2,011,606	5,669,081
Institutional Class	1,194,079	1,307,393
Total	$ 10,662,064	$ 21,412,021
From net realized gain
Class A	$ 26,941,211	$ 5,001,914
Class T	10,672,381	1,871,336
Class B	695,128	211,601
Class C	7,761,033	1,589,582
Small Cap Value	236,011,967	54,759,308
Class F	44,973,770	17,097,966
Institutional Class	35,569,938	4,663,655
Total	$ 362,625,428	$ 85,195,362

A All Class F Shares were redeemed on November 19, 2013.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class A
Shares sold	1,434,827	6,665,265	$ 27,954,480	$ 113,825,347
Reinvestment of distributions	1,371,738	357,182	25,837,208	5,478,656
Shares redeemed	(1,973,837)	(3,345,663)	(38,355,611)	(56,976,312)
Net increase (decrease)	832,728	3,676,784	$ 15,436,077	$ 62,327,691
Class T
Shares sold	648,069	2,420,486	$ 12,444,140	$ 41,524,163
Reinvestment of distributions	566,918	135,952	10,525,152	2,060,454
Shares redeemed	(801,626)	(1,017,057)	(15,318,294)	(17,196,752)
Net increase (decrease)	413,361	1,539,381	$ 7,650,998	$ 26,387,865

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014A	Year ended July 31, 2013	Six months ended January 31, 2014A	Year ended July 31, 2013
Class B
Shares sold	8,660	63,699	$ 158,532	$ 1,033,590
Reinvestment of distributions	33,965	12,922	607,035	189,673
Shares redeemed	(63,576)	(174,192)	(1,170,480)	(2,861,489)
Net increase (decrease)	(20,951)	(97,571)	$ (404,913)	$ (1,638,226)
Class C
Shares sold	193,087	1,262,288	$ 3,562,363	$ 20,129,471
Reinvestment of distributions	378,946	98,556	6,778,684	1,448,319
Shares redeemed	(327,271)	(683,043)	(6,063,715)	(11,003,236)
Net increase (decrease)	244,762	677,801	$ 4,277,332	$ 10,574,554
Small Cap Value
Shares sold	10,785,651	46,643,321	$ 212,570,849	$ 815,184,196
Reinvestment of distributions	11,711,856	4,065,017	222,752,764	63,037,497
Shares redeemed	(44,730,326)B	(35,306,999)	(887,023,649)B	(618,245,939)
Net increase (decrease)	(22,232,819)	15,401,339	$ (451,700,036)	$ 259,975,754
Class F
Shares sold	879,716	7,943,352	$ 17,390,991	$ 133,806,197
Reinvestment of distributions	2,497,893	1,465,154	46,985,376	22,767,047
Shares redeemed	(39,476,567)B	(8,168,596)	(787,183,278)B	(151,555,822)
Net increase (decrease)	(36,098,958)	1,239,910	$ (722,806,911)	$ 5,017,422
Institutional Class
Shares sold	2,596,694	11,988,758	$ 51,209,213	$ 206,274,907
Reinvestment of distributions	1,739,424	337,968	33,193,653	5,246,517
Shares redeemed	(3,173,584)	(3,783,835)	(62,781,049)	(66,718,093)
Net increase (decrease)	1,162,534	8,542,891	$ 21,621,817	$ 144,803,331

A All Class F Shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCV-USAN-0314
1.803708.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 27, 2014